MassMutual Total Return Bond Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 113.4%

BANK LOANS — 1.7%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2023 Term Loan I, 3 mo. USD Term SOFR + 3.250%
8.598% VRN 8/24/28	$189,070	$189,779
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.427% VRN 4/20/28	43,828	44,965
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 4/21/28	41,817	41,909
		86,874
Beverages — 0.1%
City Brewing Co. LLC, Closing Date Term Loan, 1 mo. USD Term SOFR + 3.500%
9.164% VRN 4/05/28 (a)	127,080	99,653
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.250%
8.698% VRN 1/24/29	388,171	374,542
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
11.448% VRN 1/24/30	68,440	54,752
		528,947
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
8.856% VRN 8/18/28	259,945	259,166
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
7.956% VRN 5/06/27	44,880	43,758
		302,924
Commercial Services — 0.1%
Element Materials Technology Group US Holdings, Inc.
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.250%
9.698% VRN 7/06/29	22,148	21,899
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.250%
9.698% VRN 7/06/29	47,987	47,447
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 12/15/28	102,762	101,863
Prime Security Services Borrower LLC, 2023 Term Loan A, 1 mo. USD Term SOFR + 2.250%
7.691% VRN 3/14/28	48,734	48,287
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.625% VRN 3/04/28	228,617	200,122
Trans Union LLC, 2021 Term Loan B6, 1 mo. USD Term SOFR + 2.250%
7.606% VRN 12/01/28	185,529	186,017

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.456% VRN 11/02/27	$56,609	$54,572
		660,207
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 1/29/27	68,453	68,389
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 2/01/28	219,366	219,641
		288,030
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.500%
8.948% VRN 10/01/26	148,874	149,512
Distribution & Wholesale — 0.0%
Patriot Container Corp., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.106% VRN 3/20/25	34,464	32,950
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000%
7.358% VRN 6/22/28	70,149	70,257
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.098% VRN 4/09/27	139,509	137,998
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.610% VRN 11/05/28	700,000	701,750
		910,005
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 7/02/29	35,374	35,433
Entertainment — 0.1%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000%
7.456% VRN 3/17/28	99,235	99,111
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.206% VRN 5/03/29	52,402	52,461
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.465% VRN 4/14/29	106,265	106,431
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 5/18/25	217,506	217,914
		475,917

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.0%
Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.720% VRN 10/21/28	$53,768	$53,947
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 10/01/25	17,269	16,521
H Food Holdings LLC, 2018 Term Loan B, 3 mo. USD Term SOFR + 3.688%
9.269% VRN 5/23/25	31,006	24,688
		41,209
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.706% VRN 11/08/27	160,005	160,227
Bausch & Lomb Corp., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.710% VRN 5/10/27	227,791	224,803
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 10/23/28	103,163	103,581
		488,611
Health Care – Services — 0.0%
ICON Luxembourg SARL, LUX Term Loan, 3 mo. USD Term SOFR + 2.250%
7.860% VRN 7/03/28	88,186	88,434
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.348% VRN 9/27/30	85,619	84,513
		172,947
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.093% VRN 7/31/28	97,616	97,561
Insurance — 0.1%
Acrisure LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
9.150% VRN 2/15/27	195,929	195,265
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.720% VRN 2/19/28	436,227	436,345
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 12/23/26	201,687	201,016
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
9.456% VRN 8/19/28	131,080	130,363
		962,989
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.706% VRN 12/06/27	64,255	62,737
Buzz Finco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.206% VRN 1/29/27	62,094	62,172
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500%
6.956% VRN 9/10/27	248,384	247,299

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.606% VRN 5/03/28	$44,260	$43,442
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 8/31/28	9,849	9,839
		425,489
Lodging — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.356% VRN 1/27/29	294,750	294,688
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 3 mo. USD Term SOFR + 1.750%
7.133% VRN 2/01/27	95,990	95,930
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 2.500%
7.976% VRN 4/15/27	112,779	106,599
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.000%
10.650% VRN 8/02/27	287,881	287,559
		490,088
Packaging & Containers — 0.1%
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750%
7.222% VRN 7/01/29	573,093	573,420
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.193% VRN 8/01/27	602,965	598,696
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.448% VRN 10/01/27	220,455	213,841
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.538% VRN 11/15/27	571,893	571,179
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 5/05/28	380,515	382,258
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.472% VRN 6/02/28	420,271	420,535
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD Term SOFR + 2.250%
7.860% VRN 7/03/28	21,972	22,033
Prestige Brands, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.000%
7.470% VRN 7/03/28	167,045	167,493
		2,376,035
Private Equity — 0.0%
GTCR W Merger Sub LLC, USD Term Loan B,
0.000% 9/20/30 (a)	166,159	166,783
Retail — 0.1%
1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.606% VRN 9/20/30	110,485	110,446
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.223% VRN 3/15/28	100,611	100,611

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 8/03/28	$465,500	$465,709
		676,766
Semiconductors — 0.0%
Entegris, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.856% VRN 7/06/29	16,670	16,725
Software — 0.2%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.606% VRN 2/15/29	38,103	37,893
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.348% VRN 7/06/29	89,879	90,236
DTI Holdco, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.133% VRN 4/26/29	22,791	22,490
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.111% VRN 8/14/25 (a)	169,785	165,257
Open Text Corp.
Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.206% VRN 5/30/25	63,396	63,462
2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.206% VRN 1/31/30	131,603	131,818
Oracle Corp., Term Loan A1, 1 mo. USD Term SOFR + 1.600%
7.043% VRN 8/16/27	483,855	481,435
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 4/24/28	35,456	35,133
Renaissance Holding Corp., 2023 Refi Term Loan, 1 mo. USD Term SOFR + 4.750%
10.106% VRN 4/05/30	92,757	92,976
Sophia LP, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.956% VRN 10/07/27	96,917	97,008
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
7.220% VRN 4/16/25	486,895	487,333
		1,705,041
Telecommunications — 0.2%
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 10/08/27	156,579	155,601
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.210% VRN 4/11/25	632,167	632,673
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 3/09/27	837,204	716,663
		1,504,937
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.448% VRN 12/30/26	100,249	100,403

TOTAL BANK LOANS (Cost $13,791,921)		13,808,217

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 22.8%
Agriculture — 0.5%
BAT Capital Corp.
4.390% 8/15/37	$340,000	$284,692
4.540% 8/15/47	2,165,000	1,662,133
4.758% 9/06/49	86,000	68,163
5.650% 3/16/52	495,000	446,808
BAT International Finance PLC
2.250% 9/09/52 GBP (b) (c)	480,000	273,293
Imperial Brands Finance PLC
3.875% 7/26/29 (b)	50,000	46,647
6.125% 7/27/27 (b)	690,000	708,512
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,085,826
		4,576,074
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.750% 1/30/31 (b)	475,000	419,686
Banks — 7.8%
Bank of America Corp.
Secured Overnight Financing Rate + 0.960% 1.734% VRN 7/22/27	400,000	366,460
Secured Overnight Financing Rate + 1.370% 1.922% VRN 10/24/31	120,000	97,422
Secured Overnight Financing Rate + 1.060% 2.087% VRN 6/14/29	1,360,000	1,198,593
Secured Overnight Financing Rate + 1.220% 2.299% VRN 7/21/32	265,000	216,382
Secured Overnight Financing Rate + 1.050% 2.551% VRN 2/04/28	2,311,000	2,140,761
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	325,000	269,448
Secured Overnight Financing Rate + 2.150% 2.592% VRN 4/29/31	290,000	249,919
3 mo. USD Term SOFR + 1.774% 3.705% VRN 4/24/28	1,400,000	1,336,866
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	2,564,000	2,463,445
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	1,670,000	1,595,039
Citigroup, Inc.
Secured Overnight Financing Rate + 0.770% 1.462% VRN 6/09/27	180,000	164,725
Secured Overnight Financing Rate + 1.167% 2.561% VRN 5/01/32	655,000	546,485
Secured Overnight Financing Rate + 2.107% 2.572% VRN 6/03/31	740,000	632,121
Secured Overnight Financing Rate + 1.422% 2.976% VRN 11/05/30	500,000	445,197
Secured Overnight Financing Rate + 1.351% 3.057% VRN 1/25/33	2,060,000	1,757,554
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.798% 1.431% VRN 3/09/27	2,295,000	2,116,191
Secured Overnight Financing Rate + 0.818% 1.542% VRN 9/10/27	485,000	439,903
Secured Overnight Financing Rate + 0.913% 1.948% VRN 10/21/27	1,550,000	1,417,972
Secured Overnight Financing Rate + 1.248% 2.383% VRN 7/21/32	590,000	484,760
Secured Overnight Financing Rate + 1.264% 2.650% VRN 10/21/32	85,000	70,832
Secured Overnight Financing Rate + 0.486% 5.861% FRN 10/21/24	895,000	893,872
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.732% 2.013% VRN 9/22/28	1,370,000	1,219,649
Secured Overnight Financing Rate + 1.929% 2.099% VRN 6/04/26	1,480,000	1,408,926
Secured Overnight Financing Rate + 1.285% 2.206% VRN 8/17/29	1,935,000	1,689,111
Secured Overnight Financing Rate + 2.650% 6.332% VRN 3/09/44	435,000	468,800
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.580% 0.969% VRN 6/23/25	2,650,000	2,588,036
Secured Overnight Financing Rate + 0.605% 1.561% VRN 12/10/25	1,890,000	1,819,691
Secured Overnight Financing Rate + 0.885% 1.578% VRN 4/22/27	1,765,000	1,628,784
Secured Overnight Financing Rate + 1.015% 2.069% VRN 6/01/29	885,000	784,686
Secured Overnight Financing Rate + 1.180% 2.545% VRN 11/08/32	660,000	550,690
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	565,000	477,897

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	$540,000	$480,127
3 mo. USD Term SOFR + 1.382% 4.005% VRN 4/23/29	410,000	394,479
Lloyds Banking Group PLC
1 yr. CMT + 0.850% 1.627% VRN 5/11/27	1,000,000	916,250
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	425,000	399,310
1 yr. CMT + 3.500% 3.870% VRN 7/09/25	415,000	411,063
Morgan Stanley
Secured Overnight Financing Rate + 0.560% 1.164% VRN 10/21/25	2,885,000	2,776,497
Secured Overnight Financing Rate + 0.879% 1.593% VRN 5/04/27	910,000	838,463
Secured Overnight Financing Rate + 1.178% 2.239% VRN 7/21/32	1,020,000	832,567
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	980,000	776,736
NatWest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	475,000	473,315
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.933% 5.068% VRN 1/24/34	715,000	699,599
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	395,000	403,426
Secured Overnight Financing Rate Index + 2.140% 6.037% VRN 10/28/33	1,025,000	1,070,929
Secured Overnight Financing Rate + 2.284% 6.875% VRN 10/20/34	715,000	793,748
Santander UK Group Holdings PLC
Secured Overnight Financing Rate + 0.787% 1.089% VRN 3/15/25	1,825,000	1,804,921
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	295,000	275,094
Secured Overnight Financing Rate + 0.989% 1.673% VRN 6/14/27	340,000	309,083
Secured Overnight Financing Rate + 1.220% 2.469% VRN 1/11/28	285,000	259,715
UBS Group AG
Secured Overnight Financing Rate Index + 0.980% 1.305% VRN 2/02/27 (b)	565,000	517,103
1 yr. CMT + 0.850% 1.494% VRN 8/10/27 (b)	145,000	131,014
Secured Overnight Financing Rate + 1.560% 2.593% VRN 9/11/25 (b)	310,000	303,268
Secured Overnight Financing Rate + 1.730% 3.091% VRN 5/14/32 (b)	1,990,000	1,694,816
Secured Overnight Financing Rate + 3.340% 6.373% VRN 7/15/26 (b)	510,000	515,666
Secured Overnight Financing Rate + 3.920% 6.537% VRN 8/12/33 (b)	3,025,000	3,228,149
Secured Overnight Financing Rate + 5.020% 9.016% VRN 11/15/33 (b)	2,275,000	2,796,511
US Bancorp
Secured Overnight Financing Rate + 1.600% 4.839% VRN 2/01/34	1,575,000	1,508,604
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	455,000	469,344
Secured Overnight Financing Rate + 2.090% 5.850% VRN 10/21/33	715,000	736,618
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	1,370,000	1,254,817
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	3,115,000	2,720,692
Secured Overnight Financing Rate + 1.510% 3.526% VRN 3/24/28	1,800,000	1,717,233
Secured Overnight Financing Rate + 2.100% 4.897% VRN 7/25/33	795,000	774,469
Secured Overnight Financing Rate + 1.740% 5.574% VRN 7/25/29	1,075,000	1,097,648
		64,921,491
Beverages — 0.1%
Bacardi Ltd.
5.300% 5/15/48 (b)	275,000	263,043
Triton Water Holdings, Inc.
6.250% 4/01/29 (b)	665,000	579,381
		842,424
Chemicals — 0.3%
Axalta Coating Systems Dutch Holding B BV
7.250% 2/15/31 (b)	225,000	235,965
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (b)	85,000	74,484
2.300% 11/01/30 (b)	1,860,000	1,537,990

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.268% 11/15/40 (b)	$350,000	$250,446
4.375% 6/01/47	230,000	176,455
5.000% 9/26/48	430,000	364,961
SK Invictus Intermediate II SARL
5.000% 10/30/29 (b)	80,000	69,400
		2,709,701
Commercial Services — 0.1%
Adtalem Global Education, Inc.
5.500% 3/01/28 (b)	85,000	81,762
Global Payments, Inc.
4.875% 3/17/31 EUR (c)	370,000	428,216
5.950% 8/15/52	495,000	504,384
Upbound Group, Inc.
6.375% 2/15/29 (b)	85,000	79,773
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (b)	60,000	57,744
		1,151,879
Computers — 0.0%
NCR Voyix Corp.
5.125% 4/15/29 (b)	175,000	166,355
5.250% 10/01/30 (b)	15,000	13,776
		180,131
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% 10/29/28	640,000	584,313
3.300% 1/30/32	2,270,000	1,975,648
Air Lease Corp.
3.250% 3/01/25	950,000	925,088
5.850% 12/15/27	505,000	518,054
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	1,109,000	982,397
2.875% 2/15/25 (b)	45,000	43,404
3.950% 7/01/24 (b)	380,000	374,892
4.375% 5/01/26 (b)	815,000	788,589
Capital One Financial Corp. Secured Overnight Financing Rate + 1.790%
3.273% VRN 3/01/30	1,160,000	1,035,999
Discover Financial Services
3.950% 11/06/24	150,000	147,449
GGAM Finance Ltd.
8.000% 2/15/27 (b)	675,000	691,902
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (b)	75,000	74,860
		8,142,595
Electric — 1.9%
Baltimore Gas & Electric Co.
5.400% 6/01/53	395,000	407,577
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	578,640
Duke Energy Corp.
3.750% 9/01/46	471,000	362,902
Duke Energy Florida LLC
5.875% 11/15/33	195,000	210,200

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Progress LLC
5.250% 3/15/33	$875,000	$901,838
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,227,440
Eversource Energy
4.600% 7/01/27	735,000	729,024
5.950% 2/01/29	835,000	874,457
FirstEnergy Transmission LLC
2.866% 9/15/28 (b)	1,401,000	1,270,253
5.450% 7/15/44 (b)	600,000	579,627
Metropolitan Edison Co.
4.000% 4/15/25 (b)	985,000	961,200
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	1,702,800
Mong Duong Finance Holdings BV
5.125% 5/07/29 (b)	230,573	213,563
Public Service Co. of Colorado
5.250% 4/01/53	770,000	766,449
Southwestern Electric Power Co.
3.250% 11/01/51	425,000	286,384
5.300% 4/01/33	1,400,000	1,400,028
TenneT Holding BV
2.750% 5/17/42 EUR (b) (c)	515,000	525,053
4.500% 10/28/34 EUR (b) (c)	750,000	917,270
4.750% 10/28/42 EUR (b) (c)	185,000	234,851
Wisconsin Power & Light Co.
4.950% 4/01/33	1,535,000	1,538,774
		15,688,330
Engineering & Construction — 0.0%
Artera Services LLC
9.033% 12/04/25 (b)	257,000	243,125
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050% 3/15/42	1,760,000	1,551,582
5.141% 3/15/52	3,001,000	2,575,926
		4,127,508
Environmental Controls — 0.1%
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	515,000	495,687
Food — 0.6%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.750% 3/15/34 (b)	1,650,000	1,738,489
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.000% 2/02/29	730,000	642,104
3.000% 5/15/32	410,000	333,806
6.500% 12/01/52	900,000	904,949
Pilgrim's Pride Corp.
3.500% 3/01/32 (b)	500,000	422,710
6.250% 7/01/33	720,000	740,825

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% 3/01/29 (b)	$400,000	$346,072
		5,128,955
Gas — 0.3%
East Ohio Gas Co.
2.000% 6/15/30 (b)	995,000	827,037
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,296,581
National Gas Transmission PLC
4.250% 4/05/30 EUR (b) (c)	375,000	429,459
		2,553,077
Health Care – Products — 0.1%
Embecta Corp.
5.000% 2/15/30 (b)	64,000	54,287
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (c)	300,000	334,003
Sartorius Finance BV
4.500% 9/14/32 EUR (b) (c)	300,000	344,962
		733,252
Health Care – Services — 1.2%
Aetna, Inc.
3.500% 11/15/24	500,000	491,615
Catalent Pharma Solutions, Inc.
3.500% 4/01/30 (b) (d)	380,000	330,577
Centene Corp.
2.450% 7/15/28	1,951,000	1,737,560
4.250% 12/15/27	590,000	568,496
CommonSpirit Health
3.347% 10/01/29	65,000	59,349
HCA, Inc.
4.125% 6/15/29	397,000	379,579
5.125% 6/15/39	650,000	619,390
5.250% 4/15/25	644,000	643,252
5.250% 6/15/49	485,000	450,839
5.375% 9/01/26	590,000	592,709
5.500% 6/15/47	270,000	259,934
Humana, Inc.
3.700% 3/23/29	1,025,000	984,622
IQVIA, Inc.
6.250% 2/01/29 (b)	1,480,000	1,545,041
Kedrion SpA
6.500% 9/01/29 (b)	675,000	614,250
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (b)	575,000	469,970
		9,747,183
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,375

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spectrum Brands, Inc.
3.875% 3/15/31 (b)	$185,000	$168,350
		189,725
Insurance — 1.3%
Athene Global Funding
1.985% 8/19/28 (b)	2,200,000	1,898,948
3.205% 3/08/27 (b)	445,000	408,350
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%
6.151% VRN 11/01/53 (b)	350,000	344,853
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	3,290,000	2,763,600
Metropolitan Life Global Funding I
5.150% 3/28/33 (b)	480,000	488,333
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	3,906,175
Willis North America, Inc.
5.350% 5/15/33	965,000	974,583
		10,784,842
Internet — 0.1%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (b)	140,000	133,700
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	455,000	357,720
3.975% 4/11/29 (b)	410,000	390,031
		881,451
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	930,000	902,324
Machinery – Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (b)	250,000	149,750
Media — 0.9%
Cable One, Inc.
4.000% 11/15/30 (b) (d)	1,085,000	878,457
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	472,024
4.800% 3/01/50	375,000	290,277
4.908% 7/23/25	1,105,000	1,094,495
5.250% 4/01/53 (d)	250,000	209,386
5.375% 4/01/38	5,000	4,509
5.375% 5/01/47	180,000	152,968
5.750% 4/01/48	1,088,000	965,577
CSC Holdings LLC
5.375% 2/01/28 (b)	150,000	132,500
5.750% 1/15/30 (b)	250,000	155,625
6.500% 2/01/29 (b)	1,233,000	1,088,246
7.500% 4/01/28 (b) (d)	80,000	59,847
11.250% 5/15/28 (b)	200,000	206,072
Time Warner Cable LLC
5.500% 9/01/41	370,000	320,081
5.875% 11/15/40	360,000	325,871

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VZ Secured Financing BV
5.000% 1/15/32 (b)	$970,000	$828,110
		7,184,045
Oil & Gas — 0.2%
Ecopetrol SA
8.875% 1/13/33	100,000	108,648
KazMunayGas National Co. JSC
4.750% 4/19/27 (b)	200,000	194,300
Occidental Petroleum Corp.
0.000% 10/10/36	115,000	61,237
4.500% 7/15/44	400,000	311,000
Pertamina Persero PT
3.100% 8/27/30 (b)	675,000	605,152
Petroleos Mexicanos
6.625% 6/15/35	700,000	536,863
		1,817,200
Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250% 8/15/27 (b)	900,000	699,178
Berry Global, Inc.
1.650% 1/15/27	85,000	76,528
4.875% 7/15/26 (b)	585,000	574,883
5.500% 4/15/28 (b)	310,000	313,397
Clearwater Paper Corp.
4.750% 8/15/28 (b)	300,000	278,101
Sealed Air Corp.
1.573% 10/15/26 (b)	1,200,000	1,080,514
		3,022,601
Pharmaceuticals — 0.6%
1375209 BC Ltd.
9.000% 1/30/28 (b) (d)	516,000	503,152
Bayer US Finance II LLC
4.375% 12/15/28 (b)	3,281,000	3,117,738
4.625% 6/25/38 (b)	1,310,000	1,131,755
4.875% 6/25/48 (b)	220,000	185,540
CVS Health Corp.
5.050% 3/25/48	475,000	444,271
Grifols SA
4.750% 10/15/28 (b) (d)	5,000	4,534
		5,386,990
Pipelines — 0.6%
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	65,000	68,073
Energy Transfer LP
4.950% 6/15/28	1,131,000	1,126,575
5.350% 5/15/45	370,000	343,633
5.950% 10/01/43	750,000	738,220
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	339,776	294,620
Rockies Express Pipeline LLC
6.875% 4/15/40 (b)	745,000	728,839

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Southern Gas Corridor CJSC
6.875% 3/24/26 (b)	$400,000	$406,000
TransCanada PipeLines Ltd.
4.625% 3/01/34	1,035,000	979,852
5.850% 3/15/36	50,000	51,240
Venture Global Calcasieu Pass LLC
6.250% 1/15/30 (b)	259,000	257,599
Venture Global LNG, Inc.
9.500% 2/01/29 (b)	391,000	413,743
		5,408,394
Real Estate — 0.2%
Annington Funding PLC
2.308% 10/06/32 GBP (b) (c)	220,000	218,085
3.184% 7/12/29 GBP (b) (c)	200,000	227,799
3.685% 7/12/34 GBP (b) (c)	200,000	214,399
Blackstone Property Partners Europe Holdings SARL
1.625% 4/20/30 EUR (b) (c)	500,000	441,155
1.750% 3/12/29 EUR (b) (c)	350,000	324,683
Vonovia Finance BV
2.250% 4/07/30 EUR (b) (c)	100,000	99,155
Vonovia SE
1.500% 6/14/41 EUR (b) (c)	400,000	286,320
		1,811,596
Real Estate Investment Trusts (REITS) — 2.3%
American Assets Trust LP
3.375% 2/01/31	865,000	705,321
American Homes 4 Rent LP
3.625% 4/15/32	1,142,000	1,022,755
4.300% 4/15/52	350,000	281,851
American Tower Corp.
1.000% 1/15/32 EUR (c)	100,000	90,282
2.300% 9/15/31	1,050,000	868,168
2.700% 4/15/31	195,000	167,448
CapitaLand Ascendas REIT
0.750% 6/23/28 EUR (b) (c)	445,000	417,569
Crown Castle, Inc.
2.100% 4/01/31	1,777,000	1,447,290
CubeSmart LP
2.000% 2/15/31	730,000	595,415
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (b) (c)	1,050,000	908,667
Extra Space Storage LP
2.350% 3/15/32	35,000	28,529
2.400% 10/15/31	1,040,000	857,965
3.900% 4/01/29	670,000	633,589
GLP Capital LP/GLP Financing II, Inc.
3.250% 1/15/32	629,000	531,035
4.000% 1/15/30	115,000	104,935
4.000% 1/15/31	380,000	342,241
5.375% 4/15/26	1,375,000	1,366,499
6.750% 12/01/33	175,000	188,795
Healthcare Realty Holdings LP
2.000% 3/15/31	150,000	120,054
2.050% 3/15/31	106,000	82,041
2.400% 3/15/30	615,000	504,994

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.100% 2/15/30	$825,000	$721,214
3.625% 1/15/28	157,000	144,697
Hudson Pacific Properties LP
3.250% 1/15/30	160,000	117,508
3.950% 11/01/27	150,000	125,567
4.650% 4/01/29 (d)	1,370,000	1,111,296
Invitation Homes Operating Partnership LP
2.000% 8/15/31	1,084,000	862,605
4.150% 4/15/32	125,000	114,864
5.500% 8/15/33	95,000	95,115
LXP Industrial Trust
6.750% 11/15/28	230,000	241,660
Physicians Realty LP
2.625% 11/01/31	465,000	382,567
4.300% 3/15/27	105,000	102,133
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (c)	710,000	788,445
Realty Income Corp.
5.125% 7/06/34 EUR (c)	465,000	566,524
Rexford Industrial Realty LP
2.150% 9/01/31	110,000	88,044
VICI Properties LP
4.950% 2/15/30	140,000	135,845
5.125% 5/15/32	1,168,000	1,138,571
5.625% 5/15/52	73,000	69,993
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (b)	30,000	28,319
3.875% 2/15/29 (b)	430,000	395,011
4.125% 8/15/30 (b)	50,000	45,546
4.500% 9/01/26 (b)	240,000	232,302
4.500% 1/15/28 (b)	160,000	152,619
4.625% 6/15/25 (b)	65,000	63,846
5.750% 2/01/27 (b)	10,000	10,030
		18,999,764
Retail — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (b)	100,000	94,466
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% 1/15/30 (b) (d)	448,000	393,345
Michaels Cos., Inc.
5.250% 5/01/28 (b)	556,000	439,565
7.875% 5/01/29 (b)	339,000	213,431
Raising Cane's Restaurants LLC
9.375% 5/01/29 (b)	130,000	138,734
		1,279,541
Savings & Loans — 0.1%
Nationwide Building Society Secured Overnight Financing Rate + 1.290%
2.972% VRN 2/16/28 (b)	720,000	669,573
Software — 0.5%
Open Text Corp.
6.900% 12/01/27 (b)	125,000	129,956
Oracle Corp.
3.800% 11/15/37	200,000	169,956
3.950% 3/25/51	2,988,000	2,339,799

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 4/15/38	$515,000	$568,468
Take-Two Interactive Software, Inc.
4.000% 4/14/32	810,000	769,167
		3,977,346
Telecommunications — 0.7%
AT&T, Inc.
4.850% 3/01/39	366,000	350,204
CommScope, Inc.
4.750% 9/01/29 (b)	700,000	469,984
Frontier Communications Holdings LLC
8.625% 3/15/31 (b)	905,000	922,740
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	420,000	400,093
Sprint Capital Corp.
8.750% 3/15/32	665,000	820,785
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	248,437	246,284
5.152% 9/20/29 (b)	1,712,750	1,705,088
T-Mobile USA, Inc.
3.750% 4/15/27	1,270,000	1,231,807
		6,146,985
Water — 0.1%
Thames Water Utilities Finance PLC
4.375% 1/18/31 EUR (b) (c)	405,000	421,530

TOTAL CORPORATE DEBT (Cost $197,862,322)		190,694,755

MUNICIPAL OBLIGATIONS — 0.6%
City of New York NY, General Obligation
3.000% 8/01/34	945,000	808,394
County of Miami-Dade FL Aviation Revenue, Revenue Bond
2.707% 10/01/33	375,000	310,812
New York City Transitional Finance Authority Future Tax Secured Revenue
Revenue, 4.600% 5/01/31	1,195,000	1,193,409
Revenue Bond, 5.130% 2/01/35	1,033,000	1,052,296
Revenue Bond, 5.150% 2/01/36	1,033,000	1,049,064
New York State Dormitory Authority, Revenue Bond
5.628% 3/15/39	860,000	890,481
		5,304,456

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,511,403)		5,304,456

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.0%
Commercial Mortgage-Backed Securities — 3.0%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (b)	1,920,000	1,749,990
Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (b) (e)	1,280,000	1,177,009
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (b)	2,870,000	2,459,704
Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.034% 6.396% FRN 10/15/36 (b)	1,040,558	1,037,957

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 7.477% FRN 6/15/27 (b)	$1,641,000	$1,642,026
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (b)	420,000	371,553
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (b) (e)	700,000	586,805
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.942% FRN 1/15/39 (b)	1,057,000	1,026,602
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 10.055% FRN 8/15/39 (b)	1,186,930	1,183,592
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (b)	805,000	679,749
Series 2019-CPT, Class B, 2.997% VRN 11/13/39 (b) (e)	1,000,000	777,660
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.312% VRN 11/10/42 (b) (e)	700,000	548,432
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 1 mo. USD Term SOFR + 2.697%
8.059% FRN 5/15/36 (b)	3,881,344	3,842,736
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	860,000	706,638
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (e)	860,000	745,488
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	780,045
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A, 3.397% 6/05/39 (b)	900,000	811,312
Series 2021-HTL5, Class A, 1 mo. USD Term SOFR + 1.229% 6.592% FRN 11/15/38 (b)	2,138,000	2,100,574
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	570,000	429,680
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	1,085,000	915,923
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (b) (e)	50,000	35,164
TTAN, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.514%
7.877% FRN 3/15/38 (b)	1,158,264	1,111,921
		24,720,560
Home Equity Asset-Backed Securities — 0.6%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849%
6.205% FRN 10/25/35	1,311,769	1,271,759
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694%
6.050% FRN 1/25/36	1,686,900	1,587,972
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.254%
5.610% FRN 2/25/37	3,453,429	2,124,436
		4,984,167
Other Asset-Backed Securities — 5.2%
AIMCO CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.392%
6.794% FRN 10/17/34 (b)	2,075,000	2,073,481
Allegro CLO VIII Ltd., Series 2018-2A, Class A, 3 mo. USD Term SOFR + 1.362%
6.756% FRN 7/15/31 (b)	2,046,156	2,046,092

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AMMC CLO 15 Ltd., Series 2014-15A, Class AR3, 3 mo. USD Term SOFR + 1.382%
6.776% FRN 1/15/32 (b)	$2,000,000	$1,996,872
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
6.546% FRN 8/15/34 (b)	2,018,000	1,996,790
CIFC Funding Ltd., Series 2014-5A, Class BR2, 3 mo. USD Term SOFR + 2.062%
7.464% FRN 10/17/31 (b)	1,600,000	1,599,448
CIM Trust, Series 2023-NR1, Class A1,
6.000% STEP 6/25/62 (b)	3,334,906	3,235,216
Clover CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD Term SOFR + 1.862%
7.240% FRN 10/25/33 (b)	2,400,000	2,381,134
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD Term SOFR + 0.314% 5.670% FRN 10/25/47	2,590,606	2,407,635
Series 2004-5, Class M1, 1 mo. USD Term SOFR + 0.969% 6.325% FRN 8/25/34	99,035	98,979
CRSO Trust
7.121% 7/12/40	2,780,000	2,894,254
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD Term SOFR + 1.862%
7.258% FRN 7/19/34 (b)	2,400,000	2,385,732
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 3 mo. USD Term SOFR + 1.372%
6.762% FRN 10/29/29 (b)	742,116	742,165
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD Term SOFR + 0.699%
6.055% FRN 1/25/36	106,087	105,714
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3 mo. USD Term SOFR + 1.062%
6.456% FRN 1/15/28 (b)	803,532	801,564
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694%
6.050% FRN 2/25/36	1,157,355	1,135,962
Preston Ridge Partners Mortgage LLC
Series 2021-5, Class A1, 1.793% STEP 6/25/26 (b)	3,299,565	3,115,605
Series 2021-6, Class A1, 1.793% STEP 7/25/26 (b)	1,351,966	1,285,941
Series 2022-1, Class A1, 3.720% STEP 2/25/27 (b)	3,268,238	3,150,211
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (b)	791,540	782,519
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (b)	2,500,000	2,232,253
Series 2020-SFR3, Class F, 2.796% 10/17/27 (b)	860,000	801,277
Series 2021-SFR10, Class F, 4.608% 12/17/38 (b)	1,151,726	978,074
Rockford Tower CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
6.797% FRN 4/20/34 (b)	2,435,000	2,427,612
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (b)	1,062,000	980,296
VOLT CIII LLC, Series 2021-CF1, Class A1,
1.992% STEP 8/25/51 (b)	2,099,702	1,974,070
		43,628,896
Student Loans Asset-Backed Securities — 1.5%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814%
6.152% FRN 7/25/56 (b)	1,106,642	1,059,608

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust
Series 2005-4, Class A4, 90 day USD SOFR Average + 0.442% 5.794% FRN 3/22/32	$2,024,086	$1,924,276
Series 2006-1, Class A6, 3 mo. USD Term SOFR + 0.712% 6.090% FRN 8/23/36 (b)	1,331,213	1,303,699
SLM Student Loan Trust
Series 2014-1, Class A3, 30 day USD SOFR Average + 0.714% 6.052% FRN 2/26/29	1,128,857	1,080,096
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 6.102% FRN 5/26/26	1,952,828	1,878,398
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 7.446% FRN 7/25/73	3,735,000	3,667,313
Wachovia Student Loan Trust, Series 2006-1, Class A6, 90 day USD SOFR Average + 0.432%
5.766% FRN 4/25/40 (b)	1,362,990	1,315,743
		12,229,133
Whole Loan Collateral Collateralized Mortgage Obligations — 5.7%
Ajax Mortgage Loan Trust
Series 2019-F, 2.860% STEP 7/25/59 (b)	1,539,290	1,462,564
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (b)	2,684,295	2,506,394
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514%
5.870% FRN 3/25/46	1,327,152	1,136,979
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
4.306% VRN 5/25/35 (e)	608,499	559,010
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (b) (e)	2,466,998	2,244,117
CIM Trust, Series 2021-J3, Class A1,
2.500% VRN 6/25/51 (b) (e)	5,125,278	4,189,114
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2,
4.412% VRN 3/25/36 (e)	1,966	1,849
COLT Mortgage Loan Trust, Series 2023-1, Class A1,
6.048% STEP 4/25/68 (b)	2,590,412	2,593,563
Credit Suisse Mortgage Trust
Series 2021-NQM6, Class A1, 1.174% VRN 7/25/66 (b) (e)	2,840,400	2,246,943
Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (e)	1,437,048	1,366,241
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.364%
5.720% FRN 7/25/47	2,818,238	2,395,817
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
6.217% VRN 11/25/35 (e)	1,099,659	937,262
GS Mortgage-Backed Securities Trust, Series 2022-PJ6 , Class A4,
3.000% VRN 1/25/53 (b) (e)	4,006,796	3,413,915
HarborView Mortgage Loan Trust
Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314% 5.670% FRN 8/19/37	2,210,906	1,810,241
Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 5.846% FRN 11/19/36	2,522,860	1,871,468
Series 2007-3, Class 2A1A, 1 mo. USD Term SOFR + 0.514% 5.870% FRN 5/19/37	2,787,645	2,540,583
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634%
5.990% FRN 1/25/36	1,509,183	1,441,346
JP Morgan Mortgage Trust
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (b) (e)	3,614,700	2,958,971
Series 2005-A5, Class 1A2, 4.386% VRN 8/25/35 (e)	73,403	70,471

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
3.844% VRN 4/25/34 (e)	$451,147	$399,435
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1,
1.957% VRN 10/25/61 (b) (e)	3,655,565	2,984,088
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484%
5.840% FRN 8/25/36	471,605	397,746
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	1,801,335	1,253,353
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD Term SOFR + 0.574%
5.930% FRN 2/25/36	1,325,932	1,083,696
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 4.490% VRN 10/25/36 (e)	3,659,097	3,283,116
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 6.090% FRN 1/25/45	428,789	418,144
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,106,954	1,628,945
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
4.675% VRN 4/25/37 (e)	654,661	571,289
		47,766,660

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $137,582,052)		133,329,416

SOVEREIGN DEBT OBLIGATIONS — 0.5%
Brazilian Government International Bond
3.875% 6/12/30	730,000	668,046
Chile Government International Bond
3.500% 1/31/34 (d)	200,000	178,157
Colombia Government International Bond
3.125% 4/15/31	200,000	162,628
Dominican Republic International Bond
4.500% 1/30/30 (b)	440,000	404,800
Guatemala Government Bond
3.700% 10/07/33 (b)	300,000	249,750
Hungary Government International Bond
2.125% 9/22/31 (b)	250,000	201,320
5.250% 6/16/29 (b)	200,000	200,909
Mexico Government International Bond
2.659% 5/24/31	413,000	349,121
4.750% 4/27/32	200,000	192,469
Oman Government International Bond
6.750% 10/28/27 (b)	200,000	211,000
Panama Government International Bond
2.252% 9/29/32	200,000	145,620
3.160% 1/23/30	425,000	361,356
Paraguay Government International Bond
4.950% 4/28/31 (b)	200,000	195,200
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (b)	200,000	180,500
Peruvian Government International Bond
2.783% 1/23/31	250,000	217,266
Poland Government International Bond
4.875% 10/04/33	200,000	202,180
Romania Government International Bond
3.000% 2/14/31 (b)	270,000	228,931

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
South Africa Government International Bond
5.875% 4/20/32	$200,000	$189,424
		4,538,677

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,892,493)		4,538,677

U.S. Government Agency Obligations and Instrumentalities (f) — 40.5%
Collateralized Mortgage Obligations — 2.5%
Federal Home Loan Banks
5.300% 5/22/24	8,450,000	8,441,830
5.370% 5/21/24	8,300,000	8,292,538
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	1,986,163
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	506,126	451,433
Series 2018-55, Class PA, 3.500% 1/25/47	338,479	328,855
Series 2018-54, Class KA, 3.500% 1/25/47	326,165	316,891
Series 2018-38, Class PA, 3.500% 6/25/47	554,277	531,984
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	476,778	438,576
Series 2019-15, Class GT, 3.500% 2/20/49	510,164	467,191
		21,255,461
Pass-Through Securities — 37.7%
Federal Home Loan Mortgage Corp.
Pool #SD8193 2.000% 2/01/52	3,961,283	3,239,702
Pool #SD8199 2.000% 3/01/52	7,287,244	5,959,812
Pool #QE0312 2.000% 4/01/52	1,911,588	1,563,377
Pool #SD8147 2.500% 5/01/51	3,135,919	2,683,506
Pool #SD8189 2.500% 1/01/52	2,232,533	1,902,427
Pool #SD8194 2.500% 2/01/52	3,670,234	3,127,546
Pool #SD8200 2.500% 3/01/52	2,196,939	1,872,095
Pool #SD8205 2.500% 4/01/52	3,913,477	3,333,600
Pool #SD8212 2.500% 5/01/52	3,832,672	3,264,768
Pool #G18596 3.000% 4/01/31	200,380	192,410
Pool #G18691 3.000% 6/01/33	75,531	72,364
Pool #G08710 3.000% 6/01/46	52,523	47,610
Pool #G08715 3.000% 8/01/46	1,125,152	1,019,897
Pool #G08721 3.000% 9/01/46	151,248	137,099
Pool #G08726 3.000% 10/01/46	2,029,781	1,839,900
Pool #G08732 3.000% 11/01/46	1,440,771	1,305,990
Pool #G08741 3.000% 1/01/47	977,214	885,187
Pool #SD3016 3.000% 6/01/52	2,158,165	1,911,128
Pool #G18713 3.500% 11/01/33	560,536	543,568
Pool #G16756 3.500% 1/01/34	224,279	217,910
Pool #G60038 3.500% 1/01/44	496,923	469,806
Pool #G07848 3.500% 4/01/44	3,839,292	3,627,074
Pool #G07924 3.500% 1/01/45	1,051,062	988,263
Pool #G60138 3.500% 8/01/45	2,194,556	2,076,465
Pool #G08711 3.500% 6/01/46	857,230	801,725
Pool #G08716 3.500% 8/01/46	1,230,898	1,151,199
Pool #G08792 3.500% 12/01/47	1,046,312	977,257
Pool #G67707 3.500% 1/01/48	1,432,522	1,353,199
Pool #G67711 4.000% 3/01/48	391,889	378,887

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67713 4.000% 6/01/48	$1,027,797	$993,055
Pool #G67714 4.000% 7/01/48	1,402,983	1,355,997
Pool #G67717 4.000% 11/01/48	1,255,976	1,213,914
Pool #G08843 4.500% 10/01/48	452,797	447,142
Pool #G08826 5.000% 6/01/48	152,071	153,203
Pool #G08844 5.000% 10/01/48	51,391	51,710
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	771,349	664,347
Pool #MA4176 2.000% 11/01/40	2,040,779	1,757,681
Pool #MA4333 2.000% 5/01/41	629,893	541,530
Pool #MA4158 2.000% 10/01/50	2,788,720	2,293,804
Pool #BT9728 2.000% 10/01/51	4,866,360	3,979,912
Pool #BQ6913 2.000% 12/01/51	4,130,123	3,377,787
Pool #CB2767 2.000% 1/01/52	3,987,657	3,271,241
Pool #CB2766 2.000% 2/01/52	2,685,328	2,203,725
Pool #FS1598 2.000% 4/01/52	4,028,779	3,294,904
Pool #MA4577 2.000% 4/01/52 (g)	7,975,862	6,522,993
Pool #BL6060 2.455% 4/01/40	1,265,000	942,626
Pool #MA4548 2.500% 2/01/52	3,692,835	3,146,805
Pool #MA4563 2.500% 3/01/52	3,786,079	3,226,263
Pool #MA3029 3.000% 6/01/32	201,503	193,280
Pool #MA1607 3.000% 10/01/33	1,562,279	1,485,243
Pool #BN7755 3.000% 9/01/49	1,635,581	1,471,107
Pool #MA3811 3.000% 10/01/49	456,975	403,881
Pool #BO2259 3.000% 10/01/49	2,851,368	2,559,288
Pool #MA4579 3.000% 4/01/52	3,685,665	3,267,811
Pool #BV8526 3.000% 5/01/52	4,314,021	3,820,212
Pool #AB4262 3.500% 1/01/32	1,056,549	1,027,270
Pool #MA1148 3.500% 8/01/42	2,106,826	1,979,788
Pool #CA0996 3.500% 1/01/48	73,718	69,049
Pool #MA3276 3.500% 2/01/48	162,195	151,263
Pool #MA3305 3.500% 3/01/48	547,582	510,676
Pool #MA3332 3.500% 4/01/48	21,944	20,465
Pool #CA3633 3.500% 6/01/49	629,720	588,262
Pool #MA2995 4.000% 5/01/47	450,398	433,406
Pool #AS9830 4.000% 6/01/47	256,932	247,239
Pool #MA3027 4.000% 6/01/47	417,676	401,919
Pool #AS9972 4.000% 7/01/47	233,674	224,859
Pool #AL9106 4.500% 2/01/46	203,050	201,995
Pool #CA1710 4.500% 5/01/48	807,278	796,779
Pool #CA1711 4.500% 5/01/48	14,592	14,402
Pool #CA2208 4.500% 8/01/48	573,546	565,728
Pool #BW9897 4.500% 10/01/52	2,059,947	1,998,619
Pool #FS4233 4.500% 12/01/52	1,509,146	1,464,405
Pool #CB6854 4.500% 8/01/53	2,586,814	2,509,316
Pool #BY0545 5.000% 5/01/53	1,595,910	1,579,832
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,307,154	1,200,896
Pool #MA4836 3.000% 11/20/47	921,613	845,256
Pool #MA6209 3.000% 10/20/49	396,845	350,448
Pool #MA4127 3.500% 12/20/46	887,241	837,194
Pool #MA4382 3.500% 4/20/47	150,744	142,193
Pool #MA4719 3.500% 9/20/47	1,320,468	1,245,158
Pool #MA4837 3.500% 11/20/47	180,038	169,658
Pool #MA4962 3.500% 1/20/48	449,517	423,599
Pool #MA5019 3.500% 2/20/48	618,257	582,609
Pool #MA4838 4.000% 11/20/47	376,249	365,333
Pool #MA4901 4.000% 12/20/47	311,253	301,834

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5078 4.000% 3/20/48	$251,547	$243,698
Pool #MA5466 4.000% 9/20/48	174,980	169,193
Pool #MA5528 4.000% 10/20/48	701,368	678,170
Pool #MA4264 4.500% 2/20/47	190,577	190,010
Pool #MA4512 4.500% 6/20/47	1,170,876	1,166,661
Pool #MA3666 5.000% 5/20/46	26,449	26,914
Pool #MA3806 5.000% 7/20/46	171,473	174,430
Pool #MA4072 5.000% 11/20/46	34,616	35,177
Pool #MA4454 5.000% 5/20/47	622,922	633,519
Government National Mortgage Association II, TBA
2.500% 1/20/54 (g)	11,675,000	10,226,936
4.500% 1/20/54 (g)	12,775,000	12,471,827
5.000% 1/20/54 (g)	11,125,000	11,057,448
5.500% 1/20/54 (g)	6,225,000	6,263,618
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/54 (g)	17,850,000	14,595,442
2.500% 1/01/54 (g)	13,325,000	11,349,153
3.000% 1/01/54 (g)	19,050,000	16,862,226
3.500% 1/01/54 (g)	13,675,000	12,553,223
4.000% 1/01/54 (g)	37,525,000	35,513,878
4.500% 1/01/54 (g)	33,375,000	32,378,950
5.000% 1/01/54 (g)	15,525,000	15,369,742
5.500% 1/01/54 (g)	11,875,000	11,933,453
		314,726,350
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.837% FRN 3/25/42 (b)	2,400,000	2,508,875

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $342,136,886)		338,490,686

U.S. TREASURY OBLIGATIONS — 31.3%
U.S. Treasury Bonds & Notes — 31.3%
U.S. Treasury Bonds
4.375% 8/15/43	29,605,000	30,271,115
4.750% 11/15/43 (d)	21,150,000	22,726,515
4.750% 11/15/53	29,299,000	32,943,063
U.S. Treasury Notes
3.750% 12/31/28	25,100,000	24,985,569
4.250% 12/31/25	340,000	339,934
4.375% 12/15/26	38,115,000	38,496,150
4.375% 11/30/28	32,170,000	32,924,846
4.500% 11/15/33	31,845,000	33,447,202
4.875% 11/30/25	60,000	60,629
4.875% 10/31/28	43,780,000	45,706,386
		261,901,409

TOTAL U.S. TREASURY OBLIGATIONS (Cost $252,563,652)		261,901,409

TOTAL BONDS & NOTES (Cost $954,340,729)		948,067,616

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat SA (h)	16,791	$477,502

TOTAL COMMON STOCK (Cost $1,575,355)		477,502

TOTAL EQUITIES (Cost $1,575,355)		477,502

TOTAL LONG-TERM INVESTMENTS (Cost $955,916,084)		948,545,118

SHORT-TERM INVESTMENTS — 13.2%
Investment of Cash Collateral from Securities Loaned — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	13,775,725	13,775,725

	Principal Amount
Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (j)	$35,084,826	35,084,826
U.S. Treasury Bill — 7.3%
U.S. Treasury Bills
5.374% 4/16/24 (k)	6,695,000	6,593,215
5.380% 4/16/24 (k)	11,790,000	11,610,755
5.385% 4/23/24 (k)	9,190,000	9,040,969
5.401% 4/02/24 (k)	14,655,000	14,461,349
5.429% 5/16/24 (k)	5,780,000	5,668,861
5.516% 4/11/24 (k)	14,205,000	14,000,350
		61,375,499

TOTAL SHORT-TERM INVESTMENTS (Cost $110,218,637)		110,236,050

TOTAL INVESTMENTS — 126.7% (Cost $1,066,134,721) (l)		1,058,781,168

Other Assets/(Liabilities) — (26.7)%		(222,909,753)

NET ASSETS — 100.0%		$835,871,415

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $162,120,128 or 19.40% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $13,492,472 or 1.61% of net assets. (Note 2).
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Non-income producing security.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $35,091,063. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $35,786,595.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/12/24	USD	106,362	EUR	99,000	$(2,967)
Citibank N.A.	1/12/24	EUR	159,000	USD	170,488	5,101
Citibank N.A.	1/12/24	USD	7,289,132	EUR	6,874,000	(302,060)
Citibank N.A.	1/12/24	USD	912,457	GBP	746,000	(38,479)
Goldman Sachs International	1/12/24	USD	212,211	EUR	198,000	(6,447)
						$(344,852)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	3/19/24	40	$4,861,358	$482,392
U.S. Treasury Note 2 Year	3/28/24	1,174	239,377,598	2,365,511
U.S. Treasury Note 5 Year	3/28/24	130	13,870,195	270,352
				$3,118,255
Short
Euro-BOBL	3/07/24	16	$(2,091,656)	$(15,211)
Euro-Bund	3/07/24	28	(4,136,731)	(104,822)
Euro-Buxl 30 Year Bond	3/07/24	6	(866,373)	(72,338)
U.S. Treasury Ultra 10 Year	3/19/24	19	(2,144,960)	(97,337)
				$(289,708)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	4,836,000	$(179,282)	$—	$(179,282)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Strategic Bond Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.6%

BANK LOANS — 1.6%
Airlines — 0.0%
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 4/21/28	$64,216	$64,358
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
9.106% VRN 5/06/30	69,825	69,912
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.860% VRN 3/31/28	240,187	237,665
Building Materials — 0.1%
Emrld Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.356% VRN 5/31/30	149,625	150,056
Quikrete Holdings, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 3/19/29	138,589	138,936
		288,992
Commercial Services — 0.0%
APi Group DE, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 2.250%
7.720% VRN 10/01/26	89,014	89,062
Computers — 0.1%
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 2/01/28	319,931	320,331
Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.708% VRN 12/01/27	37,173	37,184
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.396% VRN 10/22/26	114,481	114,593
Citadel Securities LP, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.970% VRN 7/29/30	20,102	20,127
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.098% VRN 4/09/27	225,862	223,416
Focus Financial Partners LLC, 2022 Term Loan B5, 1 mo. USD Term SOFR + 3.250%
8.606% VRN 6/30/28	118,500	118,598
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.456% VRN 1/13/29	105,539	105,618
		619,536

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 7/02/29	$141,864	$142,101
Entertainment — 0.2%
Caesars Entertainment Corp., Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.706% VRN 2/06/30	19,850	19,878
Flutter Entertainment PLC, Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.698% VRN 11/25/30	280,000	280,232
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500%
7.970% VRN 5/29/26	248,892	249,547
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.465% VRN 4/14/29	236,400	236,769
		786,426
Health Care – Products — 0.1%
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 10/23/28	248,106	249,113
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 2.750%
8.395% VRN 12/11/26	260,000	259,566
		508,679
Health Care – Services — 0.1%
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 3/05/26	482,378	481,688
Insurance — 0.1%
Acrisure LLC, 2021 First Lien Term Loan B, 3 mo. USD LIBOR + 4.250%
9.900% VRN 2/15/27	89,318	89,430
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.720% VRN 2/19/28	251,340	251,408
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 2/19/28	39,600	39,668
		380,506
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 8/17/28	164,095	164,095
Lodging — 0.0%
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.706% VRN 2/08/27	159,811	159,981
Machinery – Diversified — 0.0%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.470% VRN 7/30/29	122,292	122,377

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
7.970% VRN 9/18/26	$160,766	$160,753
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
7.976% VRN 1/31/28	203,954	202,906
		363,659
Private Equity — 0.1%
GTCR W Merger Sub LLC, USD Term Loan B,
0.000% 9/20/30 (a)	380,000	381,425
Retail — 0.1%
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 10/19/27	430,226	429,344
Software — 0.1%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.606% VRN 2/15/29	333,570	331,735
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 10/08/28	91,303	90,276
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.356% VRN 10/16/26	31,374	31,047
		453,058
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.448% VRN 12/30/26	468,931	469,653

TOTAL BANK LOANS (Cost $6,512,624)		6,532,848

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 24.9%
Aerospace & Defense — 0.9%
Boeing Co.
2.196% 2/04/26	$230,000	$217,324
2.700% 2/01/27	90,000	84,860
2.800% 3/01/27	150,000	141,121
3.100% 5/01/26	80,000	76,883
3.200% 3/01/29	210,000	196,391
3.250% 2/01/35	360,000	303,612
3.550% 3/01/38	80,000	65,171
3.750% 2/01/50	240,000	186,243
5.150% 5/01/30	160,000	162,882
5.705% 5/01/40	110,000	113,733
5.805% 5/01/50	300,000	310,665
5.930% 5/01/60	40,000	41,420
General Dynamics Corp.
4.250% 4/01/40	20,000	18,663
4.250% 4/01/50	50,000	46,376
L3Harris Technologies, Inc.
5.054% 4/27/45	50,000	49,288
Lockheed Martin Corp.
3.900% 6/15/32	50,000	48,218
4.150% 6/15/53	260,000	232,395
4.500% 5/15/36	60,000	59,361
Northrop Grumman Corp.
2.930% 1/15/25	160,000	156,332
3.250% 1/15/28	290,000	277,118
5.250% 5/01/50	160,000	164,689
RTX Corp.
2.250% 7/01/30	110,000	95,033
3.030% 3/15/52	120,000	82,805
4.125% 11/16/28	160,000	156,316
4.500% 6/01/42	130,000	118,055
6.000% 3/15/31	120,000	127,835
		3,532,789
Agriculture — 0.4%
Altria Group, Inc.
2.450% 2/04/32	140,000	114,166
5.800% 2/14/39	160,000	162,975
5.950% 2/14/49	260,000	264,814
6.200% 2/14/59	56,000	59,145
6.875% 11/01/33	270,000	297,187
BAT Capital Corp.
3.557% 8/15/27	45,000	42,944
4.540% 8/15/47	360,000	276,382
Philip Morris International, Inc.
2.100% 5/01/30	40,000	34,313
4.500% 3/20/42	80,000	71,711
Reynolds American, Inc.
5.850% 8/15/45	110,000	102,966
		1,426,603

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.4%
American Airlines, Inc.
8.500% 5/15/29 (b)	$100,000	$105,600
Delta Air Lines, Inc.
2.900% 10/28/24	180,000	175,198
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	213,333	210,092
4.750% 10/20/28 (b)	300,000	295,047
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	231,000	231,656
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	240,000	172,600
8.000% 9/20/25 (b)	250,000	179,792
United Airlines, Inc.
4.375% 4/15/26 (b)	80,000	77,952
4.625% 4/15/29 (b)	290,000	271,218
		1,719,155
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	170,000	156,299
3.250% 3/27/40	130,000	109,189
3.375% 3/27/50 (c)	20,000	16,335
		281,823
Auto Manufacturers — 1.4%
Ford Motor Co.
4.750% 1/15/43	90,000	74,293
6.100% 8/19/32 (c)	90,000	90,723
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	350,132
3.625% 6/17/31	220,000	189,673
4.000% 11/13/30	200,000	179,458
4.125% 8/17/27	200,000	189,337
4.950% 5/28/27	250,000	243,887
5.125% 6/16/25	200,000	197,375
General Motors Co.
5.150% 4/01/38	40,000	37,866
5.600% 10/15/32 (c)	40,000	40,898
5.950% 4/01/49 (c)	110,000	107,627
6.125% 10/01/25	20,000	20,269
6.600% 4/01/36	10,000	10,703
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	394,683
4.345% 9/17/27 (b)	300,000	286,974
Toyota Motor Credit Corp.
4.450% 5/18/26	3,070,000	3,064,966
		5,478,864

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 7.1%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	$260,000	$254,764
Banco Santander SA
2.746% 5/28/25	400,000	385,923
Bank of America Corp.
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	60,000	49,744
Secured Overnight Financing Rate + 2.150% 2.592% VRN 4/29/31	360,000	310,244
Secured Overnight Financing Rate + 1.330% 2.972% VRN 2/04/33	550,000	467,951
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	570,000	536,899
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	270,000	256,094
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	760,000	725,886
3 mo. USD Term SOFR + 1.472% 3.974% VRN 2/07/30	270,000	255,554
4.000% 4/01/24	270,000	268,952
4.000% 1/22/25	140,000	138,114
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	420,000	353,399
4.200% 8/26/24	380,000	376,435
4.250% 10/22/26	50,000	49,091
3 mo. USD Term SOFR + 1.782% 4.330% VRN 3/15/50	90,000	79,216
Secured Overnight Financing Rate + 1.580% 4.376% VRN 4/27/28	300,000	293,190
4.450% 3/03/26	50,000	49,449
5.000% 1/21/44	130,000	127,481
3 mo. USD Term SOFR + 3.967% 6.250% VRN (d)	170,000	168,434
Bank of Montreal
1.850% 5/01/25	70,000	67,113
5 yr. USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	82,793
Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	163,154
Bank of Nova Scotia
1.300% 6/11/25	120,000	113,705
5 yr. CMT + 2.050% 4.588% VRN 5/04/37	100,000	89,447
Barclays PLC 3 mo. USD LIBOR + 3.054%
5.088% VRN 6/20/30	510,000	493,768
BNP Paribas SA
Secured Overnight Financing Rate + 2.074% 2.219% VRN 6/09/26 (b)	200,000	190,909
5 yr. USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	205,917
4.400% 8/14/28 (b)	400,000	389,581
4.625% 3/13/27 (b)	260,000	254,617
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	400,000	402,804
Secured Overnight Financing Rate + 1.866% 5.894% VRN 12/05/34 (b)	200,000	208,933
5 yr. CMT + 4.354% 8.500% VRN (b) (d)	200,000	209,445
Citigroup, Inc.
Secured Overnight Financing Rate + 2.107% 2.572% VRN 6/03/31	140,000	119,590
Secured Overnight Financing Rate + 1.939% 3.785% VRN 3/17/33	370,000	332,758
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	180,000	170,806
4.125% 7/25/28	150,000	144,039
4.300% 11/20/26	510,000	499,796
Secured Overnight Financing Rate + 3.914% 4.412% VRN 3/31/31	410,000	392,143
4.450% 9/29/27	370,000	361,493
4.650% 7/30/45	181,000	164,388
4.650% 7/23/48	70,000	64,470
Secured Overnight Financing Rate + 1.887% 4.658% VRN 5/24/28	50,000	49,601
4.750% 5/18/46	40,000	35,773
Secured Overnight Financing Rate + 2.086% 4.910% VRN 5/24/33	130,000	127,278
5.300% 5/06/44	16,000	15,352
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	150,000	146,821
3 mo. USD Term SOFR + 3.685% 6.300% VRN (c) (d)	60,000	59,162
6.625% 6/15/32	20,000	21,765

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.125% 7/15/39	$50,000	$64,379
Cooperatieve Rabobank UA 1 yr. CMT + 1.220%
3.649% VRN 4/06/28 (b)	300,000	285,918
Credit Agricole SA Secured Overnight Financing Rate + 1.676%
1.907% VRN 6/16/26 (b)	270,000	256,117
Credit Suisse AG
5.000% 7/09/27	250,000	250,053
7.950% 1/09/25	710,000	725,635
Danske Bank AS
5.375% 1/12/24 (b)	240,000	239,945
Goldman Sachs Capital II 3 mo. USD Term SOFR + 1.029%
6.406% VRN (d)	8,000	6,658
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 1.472% 2.908% VRN 7/21/42	80,000	58,358
Secured Overnight Financing Rate + 1.513% 3.210% VRN 4/22/42	40,000	30,630
3.500% 4/01/25	370,000	361,585
3.500% 11/16/26	200,000	192,578
Secured Overnight Financing Rate + 1.846% 3.615% VRN 3/15/28	50,000	47,957
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	350,000	334,403
3.850% 7/08/24	90,000	89,188
4.000% 3/03/24	100,000	99,708
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	490,000	473,990
4.250% 10/21/25	160,000	157,047
4.750% 10/21/45	80,000	75,801
5.150% 5/22/45	290,000	280,348
6.250% 2/01/41	130,000	144,989
6.750% 10/01/37	80,000	88,059
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.929% 2.099% VRN 6/04/26	510,000	485,508
3.900% 5/25/26	200,000	194,688
Secured Overnight Financing Rate + 2.530% 4.762% VRN 3/29/33	200,000	186,289
Intesa Sanpaolo SpA
5.017% 6/26/24 (b)	900,000	890,649
5.710% 1/15/26 (b)	200,000	198,998
JP Morgan Chase & Co.
Secured Overnight Financing Rate + 1.850% 2.083% VRN 4/22/26	340,000	325,669
Secured Overnight Financing Rate + 2.040% 2.522% VRN 4/22/31	300,000	259,421
Secured Overnight Financing Rate + 1.180% 2.545% VRN 11/08/32	100,000	83,438
Secured Overnight Financing Rate + 2.440% 3.109% VRN 4/22/51	80,000	57,484
3 mo. USD Term SOFR + 1.207% 3.509% VRN 1/23/29	70,000	66,330
3.875% 9/10/24	300,000	296,657
3 mo. USD Term SOFR + 1.522% 4.203% VRN 7/23/29	310,000	301,233
4.250% 10/01/27	70,000	69,236
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	700,000	685,993
4.950% 6/01/45	140,000	133,840
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	363,871
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.125%
3.837% VRN 4/17/26	200,000	196,121
Morgan Stanley
Secured Overnight Financing Rate + 1.990% 2.188% VRN 4/28/26	260,000	249,770
Secured Overnight Financing Rate + 1.143% 2.699% VRN 1/22/31	10,000	8,742
Secured Overnight Financing Rate + 3.120% 3.622% VRN 4/01/31	640,000	589,585
3 mo. USD Term SOFR + 1.402% 3.772% VRN 1/24/29	350,000	333,789
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	10,000	9,740
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	239,608
PNC Financial Services Group, Inc.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	$200,000	$204,266
Secured Overnight Financing Rate + 1.322% 5.812% VRN 6/12/26	70,000	70,420
Royal Bank of Canada
1.150% 6/10/25	250,000	236,919
3.875% 5/04/32	40,000	37,745
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	49,420
Toronto-Dominion Bank
1.150% 6/12/25	280,000	265,039
Truist Financial Corp. Secured Overnight Financing Rate + 2.050%
6.047% VRN 6/08/27	130,000	132,290
UBS Group AG
Secured Overnight Financing Rate + 2.044% 2.193% VRN 6/05/26 (b)	480,000	456,472
Secured Overnight Financing Rate + 1.730% 3.091% VRN 5/14/32 (b)	350,000	298,083
Secured Overnight Financing Rate + 3.730% 4.194% VRN 4/01/31 (b)	250,000	232,761
4.253% 3/23/28 (b)	340,000	328,122
1 yr. CMT + 2.000% 6.301% VRN 9/22/34 (b)	410,000	434,035
5 yr. USD Swap + 4.344% 7.000% VRN (b) (c) (d)	500,000	499,846
5 yr. CMT + 4.745% 9.250% VRN (b) (d)	200,000	215,755
US Bancorp
1.450% 5/12/25	200,000	190,341
Secured Overnight Financing Rate + 0.730% 2.215% VRN 1/27/28	30,000	27,569
Secured Overnight Financing Rate + 2.020% 5.775% VRN 6/12/29	140,000	143,830
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	50,000	51,576
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.000% 2.188% VRN 4/30/26	200,000	191,673
Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	230,000	210,663
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	150,000	133,344
3.000% 10/23/26	350,000	332,281
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	300,000	262,025
4.300% 7/22/27	240,000	234,900
4.400% 6/14/46	180,000	151,186
3 mo. USD Term SOFR + 4.032% 4.478% VRN 4/04/31	210,000	202,870
4.650% 11/04/44	80,000	70,241
4.750% 12/07/46	10,000	8,807
4.900% 11/17/45	250,000	227,223
3 mo. USD Term SOFR + 4.502% 5.013% VRN 4/04/51	1,220,000	1,160,448
5.375% 11/02/43	110,000	107,107
Secured Overnight Financing Rate + 1.990% 5.557% VRN 7/25/34	160,000	162,897
Secured Overnight Financing Rate + 1.740% 5.574% VRN 7/25/29	120,000	122,528
5.875% VRN (d) (e)	50,000	49,479
		28,716,407

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	$90,000	$88,363
4.900% 2/01/46	50,000	49,012
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	123,680
4.000% 4/13/28	80,000	79,017
4.350% 6/01/40	30,000	28,037
4.600% 4/15/48	3,000	2,839
4.750% 1/23/29	190,000	192,953
5.550% 1/23/49	110,000	118,207
Coca-Cola Co.
2.500% 6/01/40	10,000	7,561
Constellation Brands, Inc.
3.600% 5/09/24	60,000	59,553
4.350% 5/09/27	80,000	79,312
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	47,887
4.200% 7/15/46	50,000	42,606
PepsiCo, Inc.
1.625% 5/01/30	170,000	144,815
		1,063,842
Biotechnology — 0.1%
Amgen, Inc.
4.663% 6/15/51	24,000	21,815
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	129,376
4.500% 2/01/45	10,000	9,249
4.750% 3/01/46	40,000	38,115
		198,555
Building Materials — 0.0%
Builders FirstSource, Inc.
4.250% 2/01/32 (b)	20,000	18,039
Carrier Global Corp.
3.577% 4/05/50	20,000	15,645
		33,684
Chemicals — 0.3%
MEGlobal BV
4.250% 11/03/26 (b)	230,000	221,952
OCP SA
3.750% 6/23/31 (b)	260,000	223,340
5.125% 6/23/51 (b)	220,000	166,399
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b)	490,000	405,473
		1,017,164
Coal — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	20,000	20,290

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.2%
ADT Security Corp.
4.125% 8/01/29 (b)	$10,000	$9,202
Cintas Corp. No. 2
3.700% 4/01/27	160,000	156,613
DP World Ltd.
5.625% 9/25/48 (b)	330,000	315,790
United Rentals North America, Inc.
3.750% 1/15/32	80,000	70,784
3.875% 11/15/27	60,000	57,252
3.875% 2/15/31	20,000	18,172
		627,813
Computers — 0.2%
Dell International LLC/EMC Corp.
3.375% 12/15/41	1,320,000	995,307
Cosmetics & Personal Care — 0.1%
Haleon US Capital LLC
3.375% 3/24/29	260,000	245,895
Kenvue, Inc.
4.900% 3/22/33	160,000	164,926
Procter & Gamble Co.
3.000% 3/25/30	100,000	93,644
		504,465
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (b)	20,000	18,186

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	$320,000	$296,295
3.000% 10/29/28	160,000	146,078
3.150% 2/15/24	190,000	189,247
3.300% 1/30/32	160,000	139,253
Air Lease Corp.
3.375% 7/01/25	80,000	77,432
5.300% 2/01/28 (c)	130,000	131,432
American Express Co.
3.375% 5/03/24	130,000	129,003
4.050% 5/03/29	140,000	138,568
Charles Schwab Corp.
5.875% 8/24/26	280,000	287,181
Secured Overnight Financing Rate + 2.010% 6.136% VRN 8/24/34	50,000	52,704
ILFC E-Capital Trust II 3 mo. USD Term SOFR + 2.062%
7.436% VRN 12/21/65 (b)	10,000	7,739
Intercontinental Exchange, Inc.
4.600% 3/15/33	50,000	49,711
4.950% 6/15/52	20,000	19,923
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b) (c)	20,000	19,125
Mastercard, Inc.
3.850% 3/26/50	50,000	43,610
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (b)	50,000	49,907
Vanguard Group, Inc.
3.050% 8/22/50	450,000	294,647
Visa, Inc.
4.300% 12/14/45	160,000	149,068
		2,220,923
Electric — 0.2%
American Transmission Systems, Inc.
2.650% 1/15/32 (b)	440,000	372,257
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	65,268
3.950% 4/01/50	50,000	41,725
Duke Energy Ohio, Inc.
3.650% 2/01/29	210,000	202,128
Exelon Corp.
5.625% 6/15/35	40,000	40,707
Pacific Gas & Electric Co.
2.100% 8/01/27	140,000	126,173
2.500% 2/01/31	40,000	32,996
3.300% 8/01/40	50,000	36,588
3.500% 8/01/50	80,000	55,230
		973,072

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
Warnermedia Holdings, Inc.
3.755% 3/15/27	$60,000	$57,491
4.054% 3/15/29	80,000	75,903
4.279% 3/15/32	200,000	183,041
5.050% 3/15/42	20,000	17,632
5.141% 3/15/52	10,000	8,583
6.412% 3/15/26	110,000	110,075
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% 2/15/31 (b)	90,000	93,728
		546,453
Food — 0.1%
Mars, Inc.
3.200% 4/01/30 (b)	80,000	73,867
Mondelez International, Inc.
1.500% 5/04/25	340,000	324,096
		397,963
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32	60,000	49,788
3.750% 1/15/31	430,000	377,127
		426,915
Health Care – Products — 0.0%
Abbott Laboratories
4.750% 11/30/36	80,000	81,942
Medtronic, Inc.
4.625% 3/15/45	18,000	17,490
		99,432

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.4%
Centene Corp.
2.625% 8/01/31	$10,000	$8,297
3.000% 10/15/30	10,000	8,660
4.250% 12/15/27	70,000	67,449
4.625% 12/15/29	120,000	115,047
CommonSpirit Health
4.350% 11/01/42	20,000	17,250
Elevance Health, Inc.
3.350% 12/01/24	120,000	117,759
3.650% 12/01/27	90,000	87,299
4.100% 5/15/32	60,000	57,299
4.550% 5/15/52	10,000	9,123
Fresenius Medical Care U.S. Finance II, Inc.
4.750% 10/15/24 (b)	70,000	69,084
HCA, Inc.
3.500% 9/01/30	70,000	63,457
4.500% 2/15/27	40,000	39,529
5.000% 3/15/24	50,000	49,909
5.250% 6/15/26	60,000	60,293
5.500% 6/15/47	80,000	77,018
Humana, Inc.
2.150% 2/03/32	40,000	32,892
4.500% 4/01/25	50,000	49,584
4.625% 12/01/42	70,000	63,794
4.800% 3/15/47	10,000	9,296
Tenet Healthcare Corp.
4.375% 1/15/30 (c)	10,000	9,267
UnitedHealth Group, Inc.
1.250% 1/15/26	50,000	46,816
2.300% 5/15/31	20,000	17,330
3.125% 5/15/60	30,000	21,316
3.875% 12/15/28	110,000	107,668
3.875% 8/15/59	90,000	73,268
4.000% 5/15/29	100,000	98,530
4.200% 5/15/32	70,000	68,497
4.250% 6/15/48	110,000	98,275
4.450% 12/15/48	50,000	45,759
5.800% 3/15/36	70,000	76,478
		1,666,243
Home Builders — 0.0%
Lennar Corp.
4.500% 4/30/24	100,000	99,473
4.750% 11/29/27	40,000	39,908
MDC Holdings, Inc.
6.000% 1/15/43	20,000	18,592
		157,973

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.2%
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	$160,000	$149,093
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	8,743
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	116,742
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	113,236
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	214,815
New York Life Global Funding
0.950% 6/24/25 (b)	100,000	94,423
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	104,108
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	50,000	47,193
6.850% 12/16/39 (b)	22,000	25,347
		873,700
Internet — 0.5%
Alphabet, Inc.
1.900% 8/15/40	100,000	69,312
Amazon.com, Inc.
2.100% 5/12/31	80,000	68,985
2.500% 6/03/50	60,000	39,913
3.150% 8/22/27	470,000	451,090
3.450% 4/13/29	80,000	77,480
3.600% 4/13/32	320,000	304,822
4.250% 8/22/57	70,000	64,336
4.950% 12/05/44	180,000	185,081
Prosus NV
3.061% 7/13/31 (b)	370,000	298,858
3.832% 2/08/51 (b)	210,000	131,894
4.027% 8/03/50 (b)	310,000	203,388
		1,895,159
Investment Companies — 0.4%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,570,000	1,422,902
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	60,000	64,903
Vale Overseas Ltd.
6.875% 11/21/36	174,000	189,875
		254,778
Leisure Time — 0.1%
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	201,142

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.5%
Las Vegas Sands Corp.
2.900% 6/25/25	$100,000	$96,097
3.200% 8/08/24	790,000	774,664
Sands China Ltd.
4.300% STEP 1/08/26	280,000	268,871
5.375% STEP 8/08/25	750,000	739,623
		1,879,255
Machinery – Construction & Mining — 0.0%
Vertiv Group Corp.
4.125% 11/15/28 (b)	30,000	28,147
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	55,662
3.750% 4/15/50	90,000	78,684
Otis Worldwide Corp.
2.056% 4/05/25	140,000	134,584
		268,930

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.3%
Altice Financing SA
5.750% 8/15/29 (b)	$210,000	$186,356
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	27,045
4.500% 5/01/32	840,000	719,430
4.750% 2/01/32 (b)	70,000	61,737
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	41,735
4.200% 3/15/28	140,000	134,474
4.400% 4/01/33 (c)	140,000	129,204
4.800% 3/01/50	30,000	23,222
4.908% 7/23/25	270,000	267,433
5.050% 3/30/29	360,000	356,183
5.125% 7/01/49	100,000	81,215
5.375% 4/01/38	100,000	90,177
5.375% 5/01/47	20,000	16,996
5.500% 4/01/63	80,000	66,758
6.484% 10/23/45	160,000	157,218
6.834% 10/23/55	60,000	59,899
Comcast Corp.
2.800% 1/15/51	30,000	19,992
2.887% 11/01/51	260,000	175,877
3.150% 3/01/26	280,000	271,814
3.250% 11/01/39	30,000	24,300
3.300% 4/01/27	120,000	115,699
3.400% 4/01/30	180,000	168,481
3.400% 7/15/46	30,000	23,238
3.450% 2/01/50	40,000	30,702
3.750% 4/01/40	80,000	68,815
3.969% 11/01/47	80,000	67,133
3.999% 11/01/49	20,000	16,690
4.000% 8/15/47	20,000	16,847
4.000% 3/01/48	50,000	41,957
4.150% 10/15/28	180,000	177,493
4.250% 10/15/30	190,000	187,261
4.250% 1/15/33	20,000	19,432
4.950% 10/15/58	10,000	9,793
6.500% 11/15/35	41,000	46,619
CSC Holdings LLC
4.125% 12/01/30 (b)	210,000	159,758
4.500% 11/15/31 (b)	200,000	151,215
6.500% 2/01/29 (b) (c)	250,000	220,650
DISH DBS Corp.
5.250% 12/01/26 (b)	120,000	102,810
5.750% 12/01/28 (b)	120,000	95,712
Fox Corp.
5.476% 1/25/39	90,000	87,505
6.500% 10/13/33	120,000	129,894
Time Warner Cable Enterprises LLC
8.375% 7/15/33	20,000	23,158
Time Warner Cable LLC
6.550% 5/01/37	50,000	49,263
6.750% 6/15/39	120,000	119,019
7.300% 7/01/38	100,000	103,118
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	210,000	202,911
Walt Disney Co.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.200% 12/15/34	$20,000	$22,616
6.650% 11/15/37	50,000	58,726
		5,427,580
Mining — 0.6%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	226,961
Barrick North America Finance LLC
5.700% 5/30/41	80,000	84,330
5.750% 5/01/43	80,000	85,579
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	100,750
First Quantum Minerals Ltd.
6.875% 10/15/27 (b)	230,000	195,464
8.625% 6/01/31 (b)	200,000	169,500
Freeport-McMoRan, Inc.
4.550% 11/14/24	10,000	9,892
4.625% 8/01/30	120,000	117,266
5.450% 3/15/43	416,000	404,702
Glencore Funding LLC
3.875% 10/27/27 (b)	90,000	86,507
4.000% 3/27/27 (b)	270,000	262,190
4.125% 3/12/24 (b)	130,000	129,525
Southern Copper Corp.
5.250% 11/08/42	450,000	435,821
		2,308,487
Miscellaneous - Manufacturing — 0.1%
3M Co.
2.375% 8/26/29	140,000	123,897
3.050% 4/15/30	60,000	54,079
3.700% 4/15/50	150,000	118,562
Eaton Corp.
4.150% 11/02/42	40,000	36,654
		333,192
Multi-National — 0.3%
Inter-American Development Bank
7.350% 10/06/30 INR (f)	114,000,000	1,400,379

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.3%
BP Capital Markets America, Inc.
3.000% 2/24/50	$320,000	$226,322
3.588% 4/14/27	100,000	96,949
3.633% 4/06/30	120,000	114,912
Chevron Corp.
1.995% 5/11/27	110,000	102,086
3.078% 5/11/50	20,000	15,097
ConocoPhillips Co.
6.950% 4/15/29	75,000	83,549
Continental Resources, Inc.
2.268% 11/15/26 (b)	70,000	64,407
4.375% 1/15/28	130,000	125,869
5.750% 1/15/31 (b)	240,000	238,910
Coterra Energy, Inc.
3.900% 5/15/27	310,000	299,922
4.375% 3/15/29	220,000	213,477
Devon Energy Corp.
4.750% 5/15/42	10,000	8,736
5.000% 6/15/45	410,000	361,939
5.250% 10/15/27	32,000	32,174
5.600% 7/15/41	140,000	135,307
5.850% 12/15/25	120,000	121,295
5.875% 6/15/28	26,000	26,267
7.875% 9/30/31	330,000	384,156
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	9,685
3.500% 12/01/29	160,000	148,595
6.250% 3/15/33 (c)	1,470,000	1,570,728
Ecopetrol SA
5.875% 5/28/45	770,000	608,188
EOG Resources, Inc.
3.900% 4/01/35	200,000	184,019
4.375% 4/15/30	60,000	59,757
4.950% 4/15/50	150,000	147,347
EQT Corp.
3.900% 10/01/27	280,000	267,861
6.125% STEP 2/01/25	12,000	12,053
7.000% STEP 2/01/30	50,000	53,662
Exxon Mobil Corp.
3.482% 3/19/30	190,000	180,626
4.114% 3/01/46	200,000	178,262
4.327% 3/19/50	20,000	18,194
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	198,101
Occidental Petroleum Corp.
4.400% 4/15/46	70,000	56,987
4.625% 6/15/45	80,000	62,965
6.600% 3/15/46	660,000	714,608
Petrobras Global Finance BV
5.999% 1/27/28	780,000	793,009
Petroleos Mexicanos
6.375% 1/23/45	220,000	143,347
6.625% 6/15/35	303,000	232,385
6.875% 8/04/26	160,000	155,363
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	37,129
2.150% 1/15/31	190,000	161,414

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reliance Industries Ltd.
3.625% 1/12/52 (b)	$330,000	$241,757
Shell International Finance BV
2.750% 4/06/30	160,000	146,148
3.250% 4/06/50	230,000	172,786
4.000% 5/10/46	180,000	156,199
4.550% 8/12/43	70,000	66,118
Southwestern Energy Co.
4.750% 2/01/32	60,000	55,513
5.375% 3/15/30	20,000	19,529
		9,503,709
Oil & Gas Services — 0.0%
Halliburton Co.
4.850% 11/15/35	20,000	19,684
5.000% 11/15/45	110,000	106,754
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	31,000	30,096
		156,534
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31	100,000	86,219

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.3%
AbbVie, Inc.
2.600% 11/21/24	$290,000	$283,301
2.950% 11/21/26	260,000	249,313
3.200% 11/21/29	540,000	504,786
3.600% 5/14/25	130,000	127,646
3.800% 3/15/25	180,000	177,544
4.250% 11/21/49	20,000	17,823
4.550% 3/15/35	90,000	88,259
4.875% 11/14/48	20,000	19,497
Becton Dickinson & Co.
3.363% 6/06/24	82,000	81,208
4.685% 12/15/44	18,000	16,820
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	203,215
3.400% 7/26/29	19,000	18,021
Cigna Group
4.125% 11/15/25	100,000	98,734
4.375% 10/15/28	160,000	158,711
4.800% 8/15/38	190,000	183,703
4.900% 12/15/48	100,000	95,074
CVS Health Corp.
1.875% 2/28/31	30,000	24,689
2.125% 9/15/31	140,000	115,903
3.750% 4/01/30	150,000	141,105
4.125% 4/01/40	120,000	103,041
4.250% 4/01/50	30,000	25,056
4.300% 3/25/28	168,000	165,152
5.050% 3/25/48	280,000	261,886
5.125% 7/20/45	100,000	94,608
CVS Pass-Through Trust
5.880% 1/10/28	46,941	46,463
6.036% 12/10/28	45,195	45,652
6.943% 1/10/30	43,919	44,867
Johnson & Johnson
3.625% 3/03/37	180,000	165,580
Merck & Co., Inc.
1.450% 6/24/30	120,000	100,282
2.750% 12/10/51	200,000	137,472
Pfizer, Inc.
1.700% 5/28/30	250,000	212,879
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	900,000	833,310
6.000% 4/15/24	213,000	212,280
7.125% 1/31/25	390,000	393,460
		5,447,340

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.8%
Cameron LNG LLC
2.902% 7/15/31 (b)	$40,000	$35,091
3.302% 1/15/35 (b)	130,000	110,691
Cheniere Energy Partners LP
3.250% 1/31/32	170,000	144,845
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	260,000	272,290
6.544% 11/15/53 (b)	60,000	66,061
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	336,747
Energy Transfer LP
2.900% 5/15/25	170,000	164,721
3.750% 5/15/30	410,000	380,737
4.950% 6/15/28	50,000	49,804
5.250% 4/15/29	80,000	80,598
5.300% 4/01/44	20,000	18,402
5.400% 10/01/47	40,000	37,271
6.100% 2/15/42	140,000	140,344
6.250% 4/15/49	230,000	237,844
5 yr. CMT + 5.694% 6.500% VRN (d)	50,000	47,514
5 yr. CMT + 5.134% 6.750% VRN (d)	160,000	152,615
5 yr. CMT + 5.306% 7.125% VRN (d)	150,000	138,222
3 mo. USD LIBOR + 4.028% 9.669% VRN (c) (d)	20,000	19,206
Enterprise Products Operating LLC
3.700% 1/31/51	260,000	206,868
4.150% 10/16/28	900,000	888,588
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	40,000	35,850
5.700% 2/15/42	40,000	42,091
EQM Midstream Partners LP
5.500% 7/15/28 (c)	10,000	9,908
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	28,373
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	108,458
5.200% 3/01/48	20,000	18,254
MPLX LP
4.500% 4/15/38	70,000	62,291
4.700% 4/15/48	210,000	180,980
4.800% 2/15/29	190,000	188,644
4.875% 12/01/24	90,000	89,487
5.500% 2/15/49	40,000	38,684
ONEOK, Inc.
5.550% 11/01/26	50,000	50,880
5.800% 11/01/30	80,000	83,172
6.050% 9/01/33	140,000	148,332
6.625% 9/01/53	220,000	246,210
Southern Natural Gas Co. LLC
8.000% 3/01/32 (c)	148,000	172,786
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% 12/31/30 (b)	10,000	9,295
Targa Resources Corp.
4.200% 2/01/33	60,000	55,166
4.950% 4/15/52	40,000	35,092
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	130,000	126,283
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (b)	160,000	140,922

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	$60,000	$62,827
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (b)	80,000	67,796
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	233,559
4.050% STEP 2/01/30	850,000	794,869
5.250% STEP 2/01/50	230,000	206,209
5.500% 8/15/48	20,000	17,836
Williams Cos., Inc.
3.750% 6/15/27	90,000	86,746
7.500% 1/15/31	200,000	226,138
7.750% 6/15/31	350,000	391,860
		7,487,457
Real Estate Investment Trusts (REITS) — 0.4%
CTR Partnership LP/CareTrust Capital Corp.
3.875% 6/30/28 (b)	20,000	18,257
Equinix, Inc.
2.500% 5/15/31	1,641,000	1,392,920
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	9,965
5.375% 4/15/26	40,000	39,753
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	216,003
		1,676,898
Retail — 0.3%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	172,392
1.600% 4/20/30	110,000	94,228
Home Depot, Inc.
2.700% 4/15/30	70,000	63,932
3.300% 4/15/40	120,000	99,129
3.350% 4/15/50	190,000	147,677
3.900% 12/06/28	30,000	29,550
3.900% 6/15/47	40,000	34,400
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	49,710
McDonald's Corp.
3.500% 7/01/27	100,000	97,133
3.600% 7/01/30	190,000	180,224
3.625% 9/01/49	40,000	32,059
3.800% 4/01/28	110,000	107,260
4.200% 4/01/50	140,000	123,819
Walmart, Inc.
1.500% 9/22/28	80,000	71,466
1.800% 9/22/31	40,000	33,894
		1,336,873

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.2%
Broadcom, Inc.
3.137% 11/15/35 (b)	$340,000	$279,134
Intel Corp.
1.600% 8/12/28	130,000	115,001
3.050% 8/12/51	90,000	63,375
4.750% 3/25/50	20,000	18,896
5.125% 2/10/30	100,000	103,708
Micron Technology, Inc.
5.875% 2/09/33	60,000	62,363
NVIDIA Corp.
3.700% 4/01/60	170,000	142,364
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.700% 5/01/25	120,000	115,660
Texas Instruments, Inc.
1.750% 5/04/30	110,000	94,852
		995,353
Software — 0.2%
Microsoft Corp.
2.921% 3/17/52	27,000	19,927
Open Text Holdings, Inc.
4.125% 2/15/30 (b) (c)	10,000	9,051
4.125% 12/01/31 (b) (c)	10,000	8,839
Oracle Corp.
1.650% 3/25/26	240,000	223,890
2.875% 3/25/31	280,000	248,039
2.950% 4/01/30	20,000	18,051
4.650% 5/06/30	100,000	99,607
Salesforce, Inc.
3.700% 4/11/28	50,000	48,992
		676,396

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.1%
AT&T, Inc.
2.250% 2/01/32	$20,000	$16,539
2.300% 6/01/27	250,000	232,048
2.550% 12/01/33	60,000	48,901
3.500% 9/15/53	130,000	94,342
3.550% 9/15/55	183,000	131,573
3.650% 9/15/59	60,000	43,001
3.800% 12/01/57	10,000	7,433
4.350% 6/15/45	101,000	87,194
5.350% 9/01/40	40,000	39,476
5.550% 8/15/41	40,000	40,416
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	68,750	68,155
T-Mobile USA, Inc.
2.250% 2/15/26	70,000	66,331
2.250% 11/15/31	70,000	58,282
2.550% 2/15/31	130,000	111,971
2.625% 2/15/29	170,000	153,047
2.875% 2/15/31	170,000	149,792
3.000% 2/15/41	60,000	44,901
3.300% 2/15/51	20,000	14,449
3.375% 4/15/29	70,000	65,037
3.500% 4/15/25	350,000	342,602
3.500% 4/15/31	380,000	347,392
3.750% 4/15/27	50,000	48,496
3.875% 4/15/30	190,000	180,177
Telefonica Emisiones SA
5.213% 3/08/47	150,000	138,983
Verizon Communications, Inc.
1.750% 1/20/31	280,000	230,294
2.550% 3/21/31	282,000	243,154
2.650% 11/20/40	120,000	86,462
3.400% 3/22/41	40,000	31,842
3.850% 11/01/42	40,000	33,481
3.875% 2/08/29	130,000	126,033
4.000% 3/22/50	100,000	83,103
4.329% 9/21/28	440,000	435,273
4.400% 11/01/34	270,000	259,763
4.500% 8/10/33	30,000	29,264
5.250% 3/16/37	170,000	176,904
5.500% 3/16/47	30,000	31,271
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (b)	200,000	178,521
		4,475,903

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	$50,000	$46,658
2.891% 4/06/36	270,000	227,901
3.750% 2/05/70	150,000	115,659
3.839% 3/20/60	120,000	97,889
		488,107

TOTAL CORPORATE DEBT (Cost $107,341,974)		100,748,361

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Automobile Asset-Backed Securities — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.380% 8/20/27 (b)	490,000	444,090

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 2.6%
Bank
Series 2017-BNK4, Class XA, 1.336% VRN 5/15/50 (e)	$2,989,855	$99,241
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,465	250,043
Series 2022-BNK40, Class A4, 3.394% VRN 3/15/64 (e)	270,000	240,221
Bank of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
5.630% VRN 8/10/45 (b) (e)	314,280	70,713
Benchmark Mortgage Trust
Series 2021-B29, Class XA, 1.033% VRN 9/15/54 (e)	2,495,877	121,286
Series 2019-B13, Class A3, 2.701% 8/15/57	290,000	261,813
BPR Trust, Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164%
6.527% FRN 9/15/38 (b)	140,000	135,536
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 1 mo. USD Term SOFR + 0.767% 6.129% FRN 5/15/38 (b)	627,338	617,141
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.844% 6.207% FRN 10/15/36 (b)	654,667	641,990
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 7.121% FRN 12/09/40 (b)	240,000	240,075
Series 2023-VLT2, Class E, 1 mo. USD Term SOFR + 5.871% 11.233% FRN 6/15/40 (b)	490,000	489,074
BX Trust, Series 2021-LBA, Class AV, 1 mo. USD Term SOFR + 0.914%
6.277% FRN 2/15/36 (b)	197,702	194,242
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2
3.623% 5/15/52	260,000	246,366
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	130,000	120,895
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (e)	350,000	334,534
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	166,047
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	67,540
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	2,440,000	982,389
Series 2022-MARK, Class A, 1 mo. USD Term SOFR + 2.695% 8.057% FRN 6/15/39 (b)	130,000	129,686
Series 2017-CHOP, Class G, U.S. (Fed) Prime Rate + 2.294% 10.794% FRN 7/15/32 (b)	750,000	662,264
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.632% 8/10/49	113,500	106,595
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A,
6.038% VRN 1/15/41 (b) (e)	240,000	236,276
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B,
7.544% VRN 11/10/39 (b) (e)	440,000	455,593
GS Mortgage Securities Corp. Trust, Series 2018-SRP5, Class A, 1 mo. USD Term SOFR + 1.914%
7.277% FRN 9/15/31 (b)	1,201,684	860,687
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.559% VRN 4/15/47 (e)	393,213	116
Series 2015-C31, Class B, 4.622% VRN 8/15/48 (e)	160,000	133,640
LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.091%
7.453% FRN 3/15/36 (b)	85,807	85,191
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (e)	2,860	2,786
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
6.014% VRN 12/15/56 (e)	280,000	302,283
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.767% FRN 3/15/39 (b)	$190,000	$184,380
NJ Trust, Series 2023-GSP, Class A,
6.697% VRN 1/06/29 (b) (e)	220,000	225,655
PFP Ltd., Series 2021-8, Class A, 1 mo. USD Term SOFR + 1.114%
6.477% FRN 8/09/37 (b)	221,441	220,158
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (b)	320,000	300,009
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.418% 12/15/50	164,729	155,682
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	159,941
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.602% VRN 8/15/52 (e)	5,472,878	331,374
Series 2017-C42, Class D, 2.800% VRN 12/15/50 (b) (e)	710,000	494,224
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (e)	190,000	168,632
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (e)	190,000	157,807
		10,652,125
Home Equity Asset-Backed Securities — 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074%
6.430% FRN 11/25/33	1,153,623	1,153,267
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD Term SOFR + 0.654%
6.010% FRN 3/25/36	290,090	142,150
		1,295,417
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (e)	278,105	278,472

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 2.2%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000%
7.416% FRN 4/20/36 (b)	$220,000	$220,760
AMMC CLO 23 Ltd., Series 2020-23A, Class A1R, 3 mo. USD Term SOFR + 1.302%
6.704% FRN 10/17/31 (b)	175,000	174,995
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
6.546% FRN 8/15/34 (b)	790,000	781,697
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750%
7.097% FRN 10/15/36 (b)	490,000	490,263
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800%
7.178% FRN 10/20/36 (b)	220,000	219,826
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
6.784% FRN 7/17/34 (b)	220,000	219,848
Credit Suisse European Mortgage Capital Ltd., Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
8.552% FRN 8/09/24 (b)	920,000	902,350
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (b)	644,488	568,620
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282%
6.676% FRN 4/15/31 (b)	260,939	260,718
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200%
7.540% FRN 7/15/36 (b)	290,000	291,962
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320%
6.732% FRN 1/22/35 (b)	250,000	249,788
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (b)	546,632	477,374
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (b)	683,644	599,487
Mosaic Solar Loan Trust, Series 2021-3A, Class B
1.920% 6/20/52 (b)	708,137	536,440
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.816% FRN 7/15/34 (b)	250,000	249,501
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class A1, 3 mo. USD Term SOFR + 1.392%
6.788% FRN 10/19/31 (b)	260,000	260,011
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750%
7.140% FRN 11/16/36 (b)	400,000	398,690
Rad CLO Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830%
7.202% FRN 1/20/37 (b)	430,000	431,106
Storm King Park CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 2.050%
7.444% FRN 10/15/35 (b)	250,000	251,003
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD Term SOFR + 1.114%
6.470% FRN 9/25/34	450,657	454,354
Symphony CLO Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.640%

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.984% FRN 1/14/34 (b)	$410,000	$410,059
U.S. Small Business Administration
Series 2019-25G, Class 1, 2.690% 7/01/44	186,508	163,758
Series 2019-20D, Class 1, 2.980% 4/01/39	121,771	109,291
Venture 41 CLO Ltd., Series 2021-41A, Class A1N, 3 mo. USD Term SOFR + 1.592%
7.007% FRN 1/20/34 (b)	250,000	249,991
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 3 mo. USD Term SOFR + 1.482%
6.880% FRN 10/24/34 (b)	150,000	149,945
		9,121,837
Student Loans Asset-Backed Securities — 0.4%
College Avenue Student Loans LLC, Series 2019-A, Class A2
3.280% 12/28/48 (b)	210,579	192,789
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.220% 7/15/69 (b)	253,247	229,855
Series 2020-IA, Class A1A, 1.330% 4/15/69 (b)	308,494	277,450
SMB Private Education Loan Trust
Series 2020-A, Class A2A, 2.230% 9/15/37 (b)	337,656	314,245
Series 2021-A, Class B, 2.310% 1/15/53 (b)	593,400	548,248
		1,562,587

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.7%
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD Term SOFR + 7.536%
2.180% FRN 11/25/35	$627,893	$118,267
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1,
5.108% VRN 7/25/62 (b) (e)	296,175	295,109
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD Term SOFR + 0.464%
5.820% FRN 5/25/37	1,220,910	673,923
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B
0.702% 11/26/37 (b)	1,060,878	934,320
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
4.629% VRN 10/25/35 (e)	43,873	23,563
HOMES Trust, Series 2023-NQM1, Class A1,
6.182% STEP 1/25/68 (b)	469,123	470,774
IndyMac INDX Mortgage Loan Trust, Series 2005-AR18, Class 1A1, 1 mo. USD Term SOFR + 0.734%
6.090% FRN 10/25/36	656,512	297,129
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (e)	223,099	198,259
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (e)	97,544	86,723
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (e)	730,000	610,006
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (e)	189,734	180,302
OBX Trust
Series 2022-NQM6, Class A1, 4.700% STEP 7/25/62 (b)	472,939	464,956
Series 2023-NQM3, Class A1, 5.949% STEP 2/25/63 (b)	460,467	460,965
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.000% 5/25/35 (b)	422,217	357,697
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (b)	436,075	444,721
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
4.924% VRN 8/25/36 (e)	143,963	100,398
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 4A1, 1 yr. MTA + 2.150%
7.162% FRN 3/25/46	86,344	76,211
Towd Point Mortgage Trust
Series 2017-4, Class B2, 3.635% VRN 6/25/57 (b) (e)	740,000	602,187
Series 2022-4,Class A1, 3.750% 9/25/62 (b)	367,991	342,646
		6,738,156
Whole Loan Collateral Planned Amortization Classes — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6
6.718% FRN 7/25/36	39,079	35,470
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1B, 1 yr. MTA + 1.000%
6.012% FRN 2/25/46	423,408	362,905

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,241,172)		30,491,059

SOVEREIGN DEBT OBLIGATIONS — 3.5%
Argentina Government International Bond,
3.500% STEP 7/09/41	110,000	37,390

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (f)	$3,328,000	$654,231
10.000% 1/01/33 BRL (f)	3,703,000	713,407
Colombia Government International Bond
3.250% 4/22/32	430,000	341,282
4.125% 2/22/42	440,000	313,696
Indonesia Government International Bond
5.125% 1/15/45 (b) (c)	220,000	226,807
Indonesia Treasury Bond
6.500% 2/15/31 IDR (f)	18,414,000,000	1,189,370
Israel Government International Bond
2.750% 7/03/30	310,000	273,575
Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	295,933
Mexican Bonos
7.750% 11/23/34 MXN (f)	17,120,000	920,665
7.750% 11/13/42 MXN (f)	46,165,600	2,391,362
8.000% 11/07/47 MXN (f)	76,980,000	4,050,641
8.500% 5/31/29 MXN (f)	18,880,000	1,087,571
Mexico Government International Bond
4.750% 3/08/44	730,000	626,725
Nigeria Government International Bond
7.143% 2/23/30 (b)	210,000	188,920
Peruvian Government International Bond
6.550% 3/14/37	210,000	233,625
Provincia de Buenos Aires/Government Bond
6.375% STEP 9/01/37 (b)	1,920,019	732,901
		14,278,101

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $15,344,684)		14,278,101

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (g) — 37.8%
Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KG06, Class X1, 0.532% VRN 10/25/31 (e)	$3,096,439	$100,451
Series K741, Class X1, 0.567% VRN 12/25/27 (e)	2,982,444	56,017
Series K124, Class X1, 0.719% VRN 12/25/30 (e)	2,687,713	106,703
Series K094, Class X1, 0.878% VRN 6/25/29 (e)	989,974	38,803
Series K743, Class X1, 0.922% VRN 5/25/28 (e)	3,982,066	135,068
Series KC05, Class X1, 1.225% VRN 6/25/27 (e)	1,444,231	33,158
Series K736, Class X1, 1.283% VRN 7/25/26 (e)	2,013,454	51,290
Series K115, Class X1, 1.324% VRN 6/25/30 (e)	1,094,095	73,565
Series K110, Class X1, 1.696% VRN 4/25/30 (e)	1,291,293	104,329
Federal Home Loan Mortgage Corp. REMICS
Series 3422, Class AI, 0.250% STEP 1/15/38	6,032	44
Series 3621, Class SB, 30 day USD SOFR Average + 6.116% 0.777% FRN 1/15/40	17,491	1,774
Series 4203, Class PS, 30 day USD SOFR Average + 6.136% 0.797% FRN 9/15/42	76,685	6,032
Series 3973, Class SA, 30 day USD SOFR Average + 6.376% 1.037% FRN 12/15/41	111,758	12,309
Series 5092, Class AP, 2.000% 4/25/41	78,025	68,344
Series 5018, Class MI, 2.000% 10/25/50	326,305	42,388
Series 5085, Class NI, 2.000% 3/25/51	587,651	68,172
Series 5140, Class NI, 2.500% 5/25/49	260,861	37,040
Series 5010, Class IK, 2.500% 9/25/50	197,037	29,252
Series 5010, Class JI, 2.500% 9/25/50	467,164	75,574
Series 5013, Class IN, 2.500% 9/25/50	238,823	38,775
Series 5040, Class IB, 2.500% 11/25/50	138,563	19,568
Series 5059, Class IB, 2.500% 1/25/51	740,082	120,945
Series 5274, Class IO, 2.500% 1/25/51	652,444	105,939
Series 5069, Class MI, 2.500% 2/25/51	73,318	10,290
Series 4391, Class MZ, 3.000% 9/15/44	263,874	232,192
Series 4793, Class CB, 3.000% 5/15/48	174,546	156,186
Series 4793, Class CD, 3.000% 6/15/48	112,451	100,540
Series 4813, Class CJ, 3.000% 8/15/48	96,625	83,624
Series 5224, Class HL, 4.000% 4/25/52	400,000	367,909
Series R007, Class ZA, 6.000% 5/15/36	46,554	48,340
Federal Home Loan Mortgage Corp. STRIPS
Series 353, Class S1, 30 day USD SOFR Average + 5.886% 0.547% FRN 12/15/46	186,821	17,906
Series 334, Class S7, 30 day USD SOFR Average + 5.986% 0.647% FRN 8/15/44	76,633	8,131
Federal National Mortgage Association Grantor Trust
Series 2017-T1, Class A 2.898% 6/25/27	99,131	93,481
Federal National Mortgage Association Interest STRIPS
Series 409, Class C2, 3.000% 4/25/27	24,648	828
Series 409, Class C13, 3.500% 11/25/41	45,579	6,695
Series 409, Class C18, 4.000% 4/25/42	52,553	8,956
Series 409, Class C22, 4.500% 11/25/39	34,144	5,918
Federal National Mortgage Association REMICS
Series 2013-124, Class SB, 30 day USD SOFR Average + 5.836% 0.498% FRN 12/25/43	181,614	16,529
Series 2016-61, Class BS, 30 day USD SOFR Average + 5.986% 0.648% FRN 9/25/46	61,791	4,122
Series 2017-76, Class SB, 30 day USD SOFR Average + 5.986% 0.648% FRN 10/25/57	400,651	44,241

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-133, Class CS, 30 day USD SOFR Average + 6.036% 0.698% FRN 12/25/42	$56,620	$7,876
Series 2012-134, Class SK, 30 day USD SOFR Average + 6.036% 0.698% FRN 12/25/42	108,078	13,300
Series 2013-54, Class BS, 30 day USD SOFR Average + 6.036% 0.698% FRN 6/25/43	135,019	15,175
Series 2017-85, Class SC, 30 day USD SOFR Average + 6.086% 0.748% FRN 11/25/47	110,248	10,311
Series 2012-35, Class SC, 30 day USD SOFR Average + 6.386% 1.048% FRN 4/25/42	50,459	6,155
Series 2011-87, Class SG, 30 day USD SOFR Average + 6.436% 1.098% FRN 4/25/40	29,826	380
Series 2011-96, Class SA, 30 day USD SOFR Average + 6.436% 1.098% FRN 10/25/41	105,547	8,455
Series 2005-88, Class IP, 1.177% FRN 10/25/35 (e)	17,950	777
Series 2012-74, Class SA, 30 day USD SOFR Average + 6.536% 1.198% FRN 3/25/42	25,244	1,600
Series 2006-88, Class IP, 1.373% VRN 3/25/36 (e)	23,083	1,517
Series 2021-65, Class JA, 2.000% 1/25/46	72,911	61,781
Series 2020-57, Class 57, 2.000% 4/25/50	196,678	168,780
Series 2020-47, Class GZ, 2.000% 7/25/50	321,734	191,548
Series 2023-2, Class CI, 2.000% 10/25/50	942,854	113,965
Series 2020-97, Class AI, 2.000% 1/25/51	172,758	21,803
Series 2006-59, Class IP, 2.002% FRN 7/25/36 (e)	49,596	3,049
Series 2014-6, Class Z, 2.500% 2/25/44	256,205	218,429
Series 2020-56, Class DI, 2.500% 8/25/50	227,579	36,695
Series 2020-74, Class EI, 2.500% 10/25/50	147,533	22,302
Series 2020-89, Class DI, 2.500% 12/25/50	1,028,727	155,186
Series 2021-3, Class QI, 2.500% 2/25/51	768,024	116,074
Series 2012-118, Class VZ, 3.000% 11/25/42	129,045	116,481
Series 2011-59, Class NZ, 5.500% 7/25/41	223,772	231,103
Series 2013-9, Class CB, 5.500% 4/25/42	179,339	182,867
Series 2006-118, Class IP1, 5.503% FRN 12/25/36 (e)	46,723	4,123
Series 2006-118, Class IP2, 5.503% FRN 12/25/36 (e)	35,769	1,593
Series 2012-46, Class BA, 6.000% 5/25/42	46,018	47,468
Series 2012-28, Class B, 6.500% 6/25/39	2,170	2,205
Series 2013-9, Class BC, 6.500% 7/25/42	53,558	56,819
Series 2012-51, Class B, 7.000% 5/25/42	37,424	40,360
Federal National Mortgage Association-ACES
Series 2020-M36, Class X1, 1.449% VRN 9/25/34 (e)	1,138,837	85,485
Series 2019-M19, Class A2, 2.560% 9/25/29	433,070	392,157
FREMF Mortgage Trust
Series 2019-KF58, Class B 30 day USD SOFR Average + 2.264% 7.595% 1/25/26 (b)	506,574	500,301
Government National Mortgage Association
Series 2012-144, Class IO, 0.325% VRN 1/16/53 (e)	2,025,766	13,256
Series 2012-135, Class IO, 0.337% VRN 1/16/53 (e)	2,202,238	36,128
Series 2014-186, Class IO, 0.372% VRN 8/16/54 (e)	334,224	3,452
Series 2017-41, Class IO, 0.585% VRN 7/16/58 (e)	491,815	13,885
Series 2021-60, Class IO, 0.826% VRN 5/16/63 (e)	2,250,574	136,415
Series 2022-3, Class B, 1.850% 2/16/61	200,000	107,864
Series 2023-92, Class AH, 2.000% 6/16/64	699,928	555,205
Series 2013-107, Class AD, 2.836% VRN 11/16/47 (e)	146,913	134,228
Series 2022-220, Class E, 3.000% VRN 10/16/64 (e)	100,000	76,655
Series 2022-196, Class BE, 3.000% VRN 10/16/64 (e)	200,000	141,533
Government National Mortgage Association REMICS
Series 2014-22, Class IA, 0.000% FRN 11/20/42 (e)	16,280	416
Series 2017-H18, Class BI, 0.049% VRN 9/20/67 (e)	2,530,048	108,294

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-H20, Class IB, 0.254% VRN 10/20/67 (e)	$51,370	$1,762
Series 2016-135, Class SB, 1 mo. USD Term SOFR + 5.986% 0.627% FRN 10/16/46	96,210	13,164
Series 2016-21, Class ST, 1 mo. USD Term SOFR + 6.036% 0.678% FRN 2/20/46	51,995	5,833
Series 2017-H15, Class KI, 0.838% VRN 7/20/67 (e)	102,486	4,919
Series 2010-85, Class HS, 1 mo. USD Term SOFR + 6.536% 1.178% FRN 1/20/40	1,767	8
Series 2012-H27, Class AI, 1.719% VRN 10/20/62 (e)	191,267	6,062
Series 2020-181, Class WI, 2.000% 12/20/50	1,227,063	131,393
Series 2021-188, Class PA, 2.000% 10/20/51	491,277	412,924
Series 2020-127, Class IN, 2.500% 8/20/50	144,557	18,950
Series 2020-123, Class NI, 2.500% 8/20/50	369,531	48,815
Series 2020-123, Class IL, 2.500% 8/20/50	139,916	18,244
Series 2020-129, Class IE, 2.500% 9/20/50	150,667	19,644
Series 2020-160, Class IH, 2.500% 10/20/50	156,619	21,157
Series 2020-160, Class YI, 2.500% 10/20/50	611,047	81,939
Series 2020-160, Class VI, 2.500% 10/20/50	226,444	30,651
Series 2022-115, Class MI, 2.500% 5/20/51	228,917	23,929
Series 2022-189, Class PT, 2.500% 10/20/51	280,028	234,546
Series 2013-53, Class OI, 3.500% 4/20/43	241,218	26,591
Series 2020-47, Class MI, 3.500% 4/20/50	242,617	41,325
Series 2020-47, Class NI, 3.500% 4/20/50	68,779	11,888
Series 2014-176, Class IA, 4.000% 11/20/44	33,168	5,635
Series 2015-167, Class OI, 4.000% 4/16/45	42,158	7,445
Series 2016-84, Class IG, 4.500% 11/16/45	192,543	36,339
Series 2018-H07, Class FD, 1 mo. USD Term SOFR + 0.414% 5.737% FRN 5/20/68	142,652	141,322
Series 2010-H28, Class FE, 1 mo. USD Term SOFR + 0.514% 5.837% FRN 12/20/60	47,560	47,219
Series 2020-H13, Class FA, 1 mo. USD Term SOFR + 0.564% 5.887% FRN 7/20/70	124,846	122,412
Series 2020-H13, Class FC, 1 mo. USD Term SOFR + 0.564% 5.887% FRN 7/20/70	47,262	46,366
Series 2011-H08, Class FG, 1 mo. USD Term SOFR + 0.594% 5.917% FRN 3/20/61	46,239	45,996
Series 2011-H09, Class AF, 1 mo. USD Term SOFR + 0.614% 5.937% FRN 3/20/61	21,740	21,614
Series 2020-H09, Class FL, 1 mo. USD Term SOFR + 1.264% 6.587% FRN 5/20/70	369,687	366,844
Series 2020-H09, Class NF, 1 mo. USD Term SOFR + 1.364% 6.687% FRN 4/20/70	102,389	102,661
		8,792,476

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 34.9%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	$292,441	$242,408
Pool #RB5110 1.500% 5/01/41	648,275	534,325
Pool #RB5117 1.500% 7/01/41	495,830	406,816
Pool #RA4537 1.500% 2/01/51	82,634	64,804
Pool #SC0093 2.000% 10/01/40	281,521	242,468
Pool #SC0160 2.000% 7/01/41	234,568	201,662
Pool #SC0188 2.000% 9/01/41	81,028	69,509
Pool #RB5125 2.000% 9/01/41	820,791	703,852
Pool #RB5131 2.000% 10/01/41	166,858	142,773
Pool #SC0206 2.000% 11/01/41	166,337	142,691
Pool #RB5138 2.000% 12/01/41	170,063	145,143
Pool #RB0714 2.000% 12/01/41	85,677	73,149
Pool #SC0313 2.000% 1/01/42	731,710	624,490
Pool #QK1354 2.000% 2/01/42	86,952	74,211
Pool #RB5145 2.000% 2/01/42	261,416	223,110
Pool #RB5153 2.000% 4/01/42	88,860	75,673
Pool #SC0319 2.000% 4/01/42	91,208	78,043
Pool #SC0384 2.000% 4/01/42	381,209	327,732
Pool #QB4985 2.000% 11/01/50	73,355	60,566
Pool #RA3882 2.000% 11/01/50	306,965	253,111
Pool #QB8602 2.000% 2/01/51	72,290	60,251
Pool #QB9087 2.000% 2/01/51	349,839	291,142
Pool #QB9482 2.000% 3/01/51	73,342	60,669
Pool #QC0041 2.000% 3/01/51	73,813	61,059
Pool #QC0160 2.000% 3/01/51	64,327	53,393
Pool #QC0161 2.000% 3/01/51	76,542	63,317
Pool #QB9290 2.000% 3/01/51	240,893	200,174
Pool #SD0573 2.000% 4/01/51	137,310	114,315
Pool #QC0885 2.000% 4/01/51	78,422	65,289
Pool #QC1164 2.000% 4/01/51	70,529	58,629
Pool #SD8146 2.000% 5/01/51	1,139,058	934,773
Pool #SD2230 2.000% 8/01/51	281,446	231,498
Pool #SD0745 2.000% 11/01/51	85,948	71,258
Pool #840698 5 yr. CMT + 1.285% 2.115% FRN 3/01/47	17,483	16,463
Pool #RB5149 2.500% 3/01/42	87,272	77,081
Pool #SD7521 2.500% 7/01/50	260,354	225,966
Pool #SD7525 2.500% 10/01/50	136,056	118,085
Pool #RA3913 2.500% 11/01/50	423,582	367,370
Pool #QB5092 2.500% 11/01/50	141,960	123,121
Pool #QB5093 2.500% 11/01/50	73,771	63,866
Pool #RA4142 2.500% 12/01/50	70,833	61,433
Pool #RA4175 2.500% 12/01/50	359,178	310,054
Pool #QC0165 2.500% 3/01/51	71,841	62,352
Pool #QC5830 2.500% 8/01/51	167,008	144,219
Pool #SD2991 2.500% 9/01/51	94,337	81,671
Pool #QC6551 2.500% 9/01/51	83,708	72,233
Pool #QC7411 2.500% 9/01/51	86,401	74,530
Pool #QC9443 2.500% 10/01/51	175,971	150,969
Pool #SD1751 2.500% 10/01/51	179,849	155,252
Pool #SD7548 2.500% 11/01/51	845,891	731,257
Pool #SD0777 2.500% 11/01/51	85,647	73,615
Pool #QD1850 2.500% 12/01/51	81,494	69,674
Pool #SD0849 2.500% 1/01/52	85,116	73,409
Pool #RA6562 2.500% 1/01/52	166,527	144,194
Pool #SD7552 2.500% 1/01/52	434,101	374,188
Pool #QD6079 2.500% 2/01/52	87,416	75,392

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #QD8675 2.500% 3/01/52	$88,528	$76,323
Pool #SD7554 2.500% 4/01/52	1,148,433	990,467
Pool #SD1749 2.500% 4/01/52	276,623	237,795
Pool #841077 Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.619% 2.871% FRN 11/01/47	109,053	105,449
Pool #RB5166 3.000% 7/01/42	89,936	81,876
Pool #SC0340 3.000% 9/01/42	185,063	168,477
Pool #ZT1257 3.000% 1/01/46	132,358	121,718
Pool #G67701 3.000% 10/01/46	528,812	481,987
Pool #G60985 3.000% 5/01/47	1,056,428	961,894
Pool #SD7509 3.000% 11/01/49	45,148	40,607
Pool #QC9154 3.000% 10/01/51	89,117	79,919
Pool #SD0781 3.000% 11/01/51	80,189	71,310
Pool #QD7333 3.000% 2/01/52	90,890	80,927
Pool #RA6954 3.000% 3/01/52	88,889	79,062
Pool #QE0399 3.000% 4/01/52	179,978	160,079
Pool #841076 Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.628% 3.006% FRN 11/01/48	409,207	388,126
Pool #841081 Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.621% 3.096% FRN 2/01/50	173,439	165,600
Pool #ZS9316 3.500% 1/01/38	244,224	233,488
Pool #Q41209 3.500% 6/01/46	112,895	106,150
Pool #SD1549 3.500% 4/01/52	272,630	250,612
Pool #SD8214 3.500% 5/01/52	39	36
Pool #SD1936 3.500% 6/01/52	278,005	255,445
Pool #Q19135 4.000% 6/01/43	20,794	20,118
Pool #Q19236 4.000% 6/01/43	14,825	14,329
Pool #Q19615 4.000% 7/01/43	20,874	20,183
Pool #Q19985 4.000% 7/01/43	619,274	598,587
Pool #C09071 4.000% 2/01/45	113,734	109,712
Pool #G67713 4.000% 6/01/48	437,878	423,077
Pool #SD2866 4.000% 7/01/49	94,302	90,214
Pool #RA7185 4.000% 4/01/52	351,295	334,749
Pool #RA7186 4.000% 4/01/52	263,770	252,171
Pool #SD7560 4.000% 2/01/53	281,867	269,625
Pool #U92272 4.500% 12/01/43	2,302	2,262
Pool #SD2792 4.500% 3/01/47	91,840	91,673
Pool #Q49177 4.500% 6/01/47	—	—
Pool #SD1143 4.500% 9/01/50	79,828	78,715
Pool #SD0615 4.500% 1/01/51	83,437	82,299
Pool #SD1807 4.500% 7/01/52	92,822	90,571
Pool #SD8245 4.500% 9/01/52	2,746,812	2,666,452
Pool #SD8257 4.500% 10/01/52	1,934,676	1,877,320
Pool #SD2394 4.500% 11/01/52	93,507	90,829
Pool #SD1775 4.500% 11/01/52	185,988	181,346
Pool #SD2355 4.500% 12/01/52	93,692	90,973
Pool #SD1305 5.000% 7/01/52	406,697	404,169
Pool #QF5465 5.000% 12/01/52	93,579	92,854
Pool #SD2374 5.000% 1/01/53	93,104	92,383
Pool #SD2591 5.000% 3/01/53	188,238	187,539
Pool #RA8790 5.000% 4/01/53	194,877	192,935
Pool #RA8694 5.000% 4/01/53	191,605	191,432
Pool #SD3722 5.000% 5/01/53	96,727	96,458
Pool #G06875 5.500% 12/01/38	3,854	3,972
Pool #SD8268 5.500% 11/01/52	6,380,518	6,424,799
Pool #SD2245 5.500% 12/01/52	95,664	96,358
Pool #SD2138 5.500% 1/01/53	97,089	98,066
Pool #SD2723 5.500% 3/01/53	94,625	95,400

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #QF9985 5.500% 4/01/53	$95,825	$96,395
Pool #QG1295 5.500% 4/01/53	98,004	98,607
Pool #SD2763 5.500% 4/01/53	94,936	95,417
Pool #SD2511 5.500% 4/01/53	94,790	95,388
Pool #SD2756 5.500% 5/01/53	94,283	95,099
Pool #SD2762 5.500% 5/01/53	192,074	193,947
Pool #SD3171 5.500% 6/01/53	95,004	95,574
Pool #QG7311 5.500% 7/01/53	98,114	99,132
Pool #RA9437 5.500% 7/01/53	98,227	98,848
Pool #SD3475 5.500% 8/01/53	192,412	193,567
Pool #QG8471 5.500% 8/01/53	95,185	95,697
Pool #SD4365 5.500% 9/01/53	99,397	100,087
Pool #QF4924 6.000% 12/01/52	85,309	87,674
Pool #SD3432 6.000% 7/01/53	95,827	98,187
Pool #SD3642 6.000% 9/01/53	194,724	200,796
Pool #SD3737 6.000% 9/01/53	99,229	101,021
Pool #G07509 6.500% 9/01/39	7,089	7,506
Pool #G06669 6.500% 9/01/39	7,545	7,947
Pool #QF6690 6.500% 1/01/53	84,543	86,805
Pool #SD2452 6.500% 2/01/53	90,861	93,582
Pool #RA8904 6.500% 4/01/53	184,889	190,368
Pool #RA9081 6.500% 5/01/53	95,163	98,608
Pool #SD2981 6.500% 5/01/53	182,296	187,270
Pool #G07335 7.000% 3/01/39	15,371	16,489
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	87,306	71,305
Pool #MA4236 1.500% 1/01/51	163,474	127,843
Pool #MA4280 1.500% 3/01/51	291,297	227,623
Pool #MA4422 2.000% 9/01/41	81,828	70,170
Pool #MA4474 2.000% 11/01/41	83,864	71,759
Pool #MA4501 2.000% 12/01/41	170,700	145,686
Pool #MA4540 2.000% 2/01/42	86,562	73,878
Pool #FS4613 2.000% 5/01/42	95,524	81,915
Pool #FS5191 2.000% 8/01/42	193,357	165,023
Pool #BQ3331 2.000% 8/01/50	75,628	62,206
Pool #BQ0254 2.000% 8/01/50	64,488	53,728
Pool #BQ1528 2.000% 9/01/50	62,580	52,139
Pool #CA7023 2.000% 9/01/50	145,165	119,674
Pool #BQ4926 2.000% 10/01/50	144,175	118,588
Pool #CA7224 2.000% 10/01/50	144,604	119,212
Pool #CA7225 2.000% 10/01/50	72,127	59,462
Pool #MA4208 2.000% 12/01/50	74,100	60,949
Pool #MA4237 2.000% 1/01/51	607,273	498,931
Pool #BR4052 2.000% 2/01/51	74,463	61,387
Pool #MA4255 2.000% 2/01/51	77,003	63,265
Pool #BR2641 2.000% 2/01/51	73,229	60,942
Pool #BR2643 2.000% 2/01/51	68,059	56,555
Pool #BR2644 2.000% 2/01/51	68,167	56,410
Pool #BR2664 2.000% 2/01/51	275,696	229,439
Pool #BR3500 2.000% 2/01/51	60,707	49,877
Pool #BR3256 2.000% 2/01/51	69,620	58,069
Pool #BR3257 2.000% 2/01/51	72,231	60,202
Pool #BR3286 2.000% 3/01/51	73,997	61,581
Pool #FM6418 2.000% 3/01/51	79,182	65,946
Pool #BR4722 2.000% 3/01/51	70,996	58,729
Pool #BR4753 2.000% 3/01/51	79,135	65,783
Pool #BR4756 2.000% 3/01/51	70,274	58,132
Pool #BR5487 2.000% 3/01/51	78,173	64,666

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR5587 2.000% 3/01/51	$79,591	$66,063
Pool #BR5633 2.000% 3/01/51	78,756	65,148
Pool #FM6343 2.000% 3/01/51	80,335	66,455
Pool #BQ9453 2.000% 3/01/51	157,075	130,524
Pool #BR9750 2.000% 4/01/51	165,088	135,480
Pool #MA4305 2.000% 4/01/51	484,085	397,266
Pool #BR7745 2.000% 4/01/51	72,264	60,072
Pool #BR7744 2.000% 4/01/51	72,290	60,139
Pool #BR8478 2.000% 4/01/51	78,373	65,199
Pool #FM9441 2.000% 4/01/51	83,400	68,521
Pool #BR8518 2.000% 4/01/51	73,201	60,851
Pool #MA4325 2.000% 5/01/51	658,708	540,572
Pool #FS4269 2.000% 10/01/51	190,318	157,494
Pool #FM9489 2.000% 11/01/51	174,818	143,465
Pool #FS0349 2.000% 1/01/52	176,178	145,352
Pool #FS1014 2.000% 2/01/52	86,241	71,420
Pool #FS1015 2.000% 2/01/52	267,001	220,618
Pool #FS4314 2.000% 3/01/52	94,791	78,205
Pool #FS1112 2.000% 3/01/52	175,472	145,811
Pool #MA2749 2.500% 9/01/36	37,830	34,690
Pool #FM3123 2.500% 3/01/38	368,843	338,222
Pool #MA4177 2.500% 11/01/40	58,046	51,776
Pool #CA9358 2.500% 3/01/41	75,491	67,053
Pool #CB0100 2.500% 4/01/41	157,176	139,756
Pool #FS0697 2.500% 2/01/42	168,132	149,182
Pool #MA4571 2.500% 3/01/42	86,423	76,332
Pool #MA4587 2.500% 4/01/42	88,636	77,982
Pool #FS4471 2.500% 9/01/42	94,689	83,869
Pool #BK2620 2.500% 6/01/50	60,531	52,309
Pool #MA4120 2.500% 9/01/50	54,459	46,705
Pool #BM6623 2.500% 10/01/50	91,069	74,629
Pool #CA7257 2.500% 10/01/50	72,340	62,627
Pool #FM5313 2.500% 10/01/50	79,177	68,076
Pool #FM4577 2.500% 10/01/50	190,906	164,916
Pool #FM4899 2.500% 11/01/50	154,207	133,406
Pool #BQ5876 2.500% 11/01/50	78,007	67,533
Pool #BQ8435 2.500% 12/01/50	55,241	47,790
Pool #BQ8482 2.500% 12/01/50	52,602	45,507
Pool #FM6460 2.500% 3/01/51	147,554	127,788
Pool #CB0458 2.500% 5/01/51	389,279	334,213
Pool #FM7675 2.500% 6/01/51	197,969	171,326
Pool #FM7676 2.500% 6/01/51	81,358	70,231
Pool #FM7900 2.500% 7/01/51	158,694	136,989
Pool #BT5574 2.500% 8/01/51	80,229	68,414
Pool #CB1301 2.500% 8/01/51	650,811	559,970
Pool #BT3303 2.500% 8/01/51	80,647	69,642
Pool #FS0024 2.500% 9/01/51	75,560	65,533
Pool #FM8864 2.500% 10/01/51	160,043	138,104
Pool #FM9195 2.500% 10/01/51	251,279	215,577
Pool #FS0434 2.500% 11/01/51	83,013	72,048
Pool #FS1104 2.500% 11/01/51	83,675	72,414
Pool #BU2599 2.500% 1/01/52	85,121	73,413
Pool #FS0366 2.500% 1/01/52	85,938	74,533
Pool #FS0424 2.500% 1/01/52	85,815	73,985
Pool #BU1322 2.500% 2/01/52	90,731	77,656
Pool #BV3089 2.500% 2/01/52	85,216	73,468
Pool #FS0523 2.500% 2/01/52	88,940	76,540
Pool #FS0551 2.500% 2/01/52	87,817	75,710

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS0549 2.500% 2/01/52	$265,883	$228,397
Pool #CB3044 2.500% 3/01/52	89,995	77,448
Pool #FS3368 2.500% 3/01/52	742,518	638,413
Pool #FS1626 2.500% 4/01/52	89,465	76,823
Pool #FS5876 2.500% 5/01/52	98,131	84,280
Pool #BF0560 2.500% 9/01/61	87,958	72,767
Pool #AM8674 2.810% 4/01/25	50,000	48,657
Pool #MA2320 3.000% 7/01/35	34,458	32,716
Pool #MA2523 3.000% 2/01/36	233,626	221,595
Pool #MA2579 3.000% 4/01/36	168,774	160,083
Pool #MA2773 3.000% 10/01/36	489,124	463,324
Pool #MA4632 3.000% 6/01/42	180,157	164,010
Pool #AQ7306 3.000% 1/01/43	23,143	20,806
Pool #AR1202 3.000% 1/01/43	30,844	27,648
Pool #AR7399 3.000% 6/01/43	17,641	16,203
Pool #AS0038 3.000% 7/01/43	38,913	35,743
Pool #AU6735 3.000% 10/01/43	24,303	22,312
Pool #BC1509 3.000% 8/01/46	31,207	28,293
Pool #AS7844 3.000% 9/01/46	55,583	50,393
Pool #BC2817 3.000% 9/01/46	41,284	37,429
Pool #BD8104 3.000% 10/01/46	150,896	137,231
Pool #AL9397 3.000% 10/01/46	63,221	57,318
Pool #BM1565 3.000% 4/01/47	581,742	529,060
Pool #FM8576 3.000% 2/01/50	72,328	65,439
Pool #FM4311 3.000% 8/01/50	67,796	60,692
Pool #CA7531 3.000% 10/01/50	72,000	64,929
Pool #FM8577 3.000% 8/01/51	151,229	136,328
Pool #FS0037 3.000% 8/01/51	72,831	65,701
Pool #FM8648 3.000% 9/01/51	77,525	69,233
Pool #CB1878 3.000% 10/01/51	164,222	146,245
Pool #FM9464 3.000% 11/01/51	161,937	145,425
Pool #FS0034 3.000% 12/01/51	83,785	75,425
Pool #BU1421 3.000% 1/01/52	175,777	157,332
Pool #CB2664 3.000% 1/01/52	522,979	465,567
Pool #FS1171 3.000% 1/01/52	424,060	377,109
Pool #FS0240 3.000% 1/01/52	82,735	74,505
Pool #FS0331 3.000% 1/01/52	86,816	77,367
Pool #FS1374 3.000% 3/01/52	26,797	23,713
Pool #FS0751 3.000% 3/01/52	173,450	154,274
Pool #FS1074 3.000% 3/01/52	431,998	388,556
Pool #FS1289 3.000% 3/01/52	85,158	76,768
Pool #CB3234 3.000% 4/01/52	178,322	158,885
Pool #CB3833 3.000% 6/01/52	91,144	81,096
Pool #BS5734 3.345% 6/01/32	100,000	92,360
Pool #MA2110 3.500% 12/01/34	51,164	49,107
Pool #MA2138 3.500% 1/01/35	26,330	25,271
Pool #FM5754 3.500% 3/01/37	45,042	43,230
Pool #890827 3.500% 12/01/37	37,148	35,514
Pool #FM0068 3.500% 2/01/40	186,908	178,166
Pool #FM0071 3.500% 2/01/40	37,603	35,785
Pool #MA1177 3.500% 9/01/42	15,485	14,546
Pool #MA1213 3.500% 10/01/42	95,449	89,664
Pool #AL3026 3.500% 12/01/42	30,081	28,401
Pool #AS6541 3.500% 1/01/46	78,486	73,760
Pool #AL9546 3.500% 11/01/46	150,839	141,757
Pool #MA3210 3.500% 12/01/47	261,085	243,570
Pool #FS5059 3.500% 11/01/48	855,481	800,496
Pool #FM3773 3.500% 11/01/48	350,038	327,212

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM7100 3.500% 6/01/50	$55,144	$51,462
Pool #FS1240 3.500% 12/01/51	84,025	77,547
Pool #FS1237 3.500% 12/01/51	82,269	76,550
Pool #FS2296 3.500% 1/01/52	86,108	79,369
Pool #CB2680 3.500% 1/01/52	83,808	77,406
Pool #FS1462 3.500% 1/01/52	85,319	79,388
Pool #CB3282 3.500% 4/01/52	176,303	161,997
Pool #FS2707 3.500% 4/01/52	181,117	166,490
Pool #BV5395 3.500% 4/01/52	83,356	77,529
Pool #FS1092 3.500% 4/01/52	261,333	240,957
Pool #FS1454 3.500% 4/01/52	87,950	81,099
Pool #FS1555 3.500% 4/01/52	89,123	82,281
Pool #FS1603 3.500% 5/01/52	88,720	81,700
Pool #BV8546 3.500% 5/01/52	86,352	80,154
Pool #FS1556 3.500% 5/01/52	355,078	329,842
Pool #FS3339 3.500% 6/01/52	276,847	254,381
Pool #BS6215 3.840% 7/01/32	100,000	95,364
Pool #BS6131 3.890% 7/01/32	300,000	280,169
Pool #BS6949 3.980% 10/01/32	200,000	188,725
Pool #AK8441 4.000% 4/01/42	12,893	12,475
Pool #AO2711 4.000% 5/01/42	9,770	9,437
Pool #AO6086 4.000% 6/01/42	18,369	17,743
Pool #AP0692 4.000% 7/01/42	13,918	13,478
Pool #AP5333 4.000% 7/01/42	140,805	135,928
Pool #AP2530 4.000% 8/01/42	14,851	14,355
Pool #AP4903 4.000% 9/01/42	22,562	21,829
Pool #AP7399 4.000% 9/01/42	35,226	34,012
Pool #AP9229 4.000% 10/01/42	6,751	6,516
Pool #AP9766 4.000% 10/01/42	53,809	51,577
Pool #MA1217 4.000% 10/01/42	68,584	65,811
Pool #AQ3599 4.000% 11/01/42	15,773	15,230
Pool #MA1253 4.000% 11/01/42	42,952	41,202
Pool #AQ7003 4.000% 12/01/42	26,054	25,194
Pool #AQ4555 4.000% 12/01/42	27,007	26,083
Pool #AQ7082 4.000% 1/01/43	34,184	33,043
Pool #AL3508 4.000% 4/01/43	22,092	21,336
Pool #AQ4078 4.000% 6/01/43	20,636	19,972
Pool #AQ4080 4.000% 6/01/43	14,782	14,304
Pool #AT8394 4.000% 6/01/43	23,093	22,300
Pool #AB9683 4.000% 6/01/43	30,918	29,861
Pool #AT9637 4.000% 7/01/43	62,233	60,088
Pool #AT9653 4.000% 7/01/43	47,099	45,479
Pool #AT9657 4.000% 7/01/43	36,660	35,397
Pool #AS0070 4.000% 8/01/43	21,949	21,018
Pool #MA1547 4.000% 8/01/43	21,936	21,010
Pool #FM3049 4.000% 4/01/44	200,460	193,516
Pool #AS4347 4.000% 1/01/45	36,464	35,259
Pool #CA2472 4.000% 10/01/48	85,382	81,841
Pool #CB3320 4.000% 4/01/52	143,553	136,791
Pool #MA4626 4.000% 6/01/52	13,640,632	12,916,094
Pool #FS6158 4.000% 7/01/52	295,985	280,634
Pool #BF0104 4.000% 2/01/56	72,495	67,346
Pool #BF0183 4.000% 1/01/57	40,801	37,890
Pool #BF0191 4.000% 6/01/57	70,762	66,545
Pool #BS6124 4.060% 7/01/32	100,000	94,811
Pool #MA0706 4.500% 4/01/31	8,253	8,272
Pool #MA0734 4.500% 5/01/31	29,085	29,152
Pool #MA0776 4.500% 6/01/31	9,779	9,801

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA0913 4.500% 11/01/31	$7,426	$7,436
Pool #MA0939 4.500% 12/01/31	7,540	7,550
Pool #MA1591 4.500% 9/01/43	41,755	40,943
Pool #MA1629 4.500% 10/01/43	35,203	34,518
Pool #MA1664 4.500% 11/01/43	17,247	16,913
Pool #MA1711 4.500% 12/01/43	38,595	37,854
Pool #AL4741 4.500% 1/01/44	15,382	15,087
Pool #890604 4.500% 10/01/44	173,282	172,923
Pool #AS4271 4.500% 1/01/45	21,220	21,209
Pool #CA2047 4.500% 7/01/48	155,019	153,536
Pool #FM1263 4.500% 7/01/49	39,608	39,043
Pool #FS3589 4.500% 1/01/50	381,933	381,230
Pool #FS4480 4.500% 3/01/50	89,895	89,737
Pool #CA5379 4.500% 3/01/50	161,767	159,524
Pool #MA4031 4.500% 5/01/50	66,891	65,797
Pool #FS0067 4.500% 9/01/51	69,687	68,481
Pool #FS2914 4.500% 9/01/52	92,124	89,976
Pool #MA4733 4.500% 9/01/52	3,939,800	3,824,538
Pool #FS3813 4.500% 11/01/52	88,237	85,656
Pool #FS3977 4.500% 11/01/52	93,312	90,604
Pool #FS3836 4.500% 1/01/53	93,157	90,490
Pool #CB5892 4.500% 3/01/53	57,353	55,688
Pool #CB6030 4.500% 4/01/53	38,942	37,763
Pool #BF0148 4.500% 4/01/56	327,390	316,421
Pool #BF0222 4.500% 9/01/57	347,699	337,744
Pool #BF0301 4.500% 8/01/58	35,068	34,009
Pool #BF0338 4.500% 1/01/59	85,319	82,743
Pool #310088 5.000% 6/01/38	17,086	17,390
Pool #FS4570 5.000% 12/01/47	180,757	183,907
Pool #CB3880 5.000% 6/01/52	86,689	86,692
Pool #BW0048 5.000% 7/01/52	84,267	83,863
Pool #CB4103 5.000% 7/01/52	177,041	178,707
Pool #BW9916 5.000% 10/01/52	93,646	92,778
Pool #MA4785 5.000% 10/01/52	1,500,286	1,487,210
Pool #FS3249 5.000% 11/01/52	91,533	90,793
Pool #MA4806 5.000% 11/01/52	7,098,122	7,036,259
Pool #FS3941 5.000% 2/01/53	95,741	94,999
Pool #FS5155 5.000% 7/01/53	189,721	191,032
Pool #BS9454 5.340% 9/01/28	100,000	103,623
Pool #BS9960 5.360% 12/01/33	200,000	212,133
Pool #995072 5.500% 8/01/38	9,696	10,042
Pool #CB5108 5.500% 11/01/52	187,825	189,187
Pool #FS3672 5.500% 2/01/53	193,040	195,948
Pool #BY0903 5.500% 4/01/53	95,645	96,219
Pool #FS4166 5.500% 4/01/53	95,100	95,641
Pool #CB6322 5.500% 5/01/53	95,751	96,446
Pool #FS4805 5.500% 5/01/53	98,694	99,872
Pool #FS4979 5.500% 5/01/53	95,803	96,348
Pool #FS5437 5.500% 6/01/53	294,891	296,477
Pool #FS5647 5.500% 7/01/53	96,832	97,791
Pool #FS6451 5.500% 8/01/53	199,578	201,150
Pool #CB7114 5.500% 9/01/53	489,447	492,079
Pool #BF0141 5.500% 9/01/56	359,842	368,074
Pool #481473 6.000% 2/01/29	8	8
Pool #867557 6.000% 2/01/36	1,008	1,024
Pool #FS4000 6.000% 7/01/41	88,382	91,851
Pool #CB5316 6.000% 12/01/52	88,894	90,555
Pool #FS3411 6.000% 1/01/53	88,929	90,674

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS4132 6.000% 3/01/53	$94,029	$95,667
Pool #FS4573 6.000% 5/01/53	189,668	193,864
Pool #CB6540 6.000% 6/01/53	288,980	296,185
Pool #CB6753 6.000% 7/01/53	288,378	294,847
Pool #FS5306 6.000% 7/01/53	95,568	98,876
Pool #AL4324 6.500% 5/01/40	46,586	49,294
Pool #CB5497 6.500% 1/01/53	90,290	93,501
Pool #BX7702 6.500% 2/01/53	90,986	93,711
Pool #AE0758 7.000% 2/01/39	24,467	26,168
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	71,044	65,365
Pool #AA5649 3.000% 9/15/42	67,298	61,873
Pool #783669 3.000% 9/15/42	127,525	117,389
Pool #AB9108 3.000% 10/15/42	489,360	449,799
Pool #AB9109 3.000% 10/15/42	42,111	38,707
Pool #AB9207 3.000% 11/15/42	36,241	33,319
Pool #784571 3.500% 6/15/48	150,005	141,895
Pool #BS8439 3.500% 5/15/50	120,002	112,652
Pool #487588 6.000% 4/15/29	463	472
Pool #595077 6.000% 10/15/32	166	171
Pool #604706 6.000% 10/15/33	23,540	24,381
Pool #636251 6.000% 3/15/35	3,329	3,458
Pool #782034 6.000% 1/15/36	23,887	24,809
Pool #658029 6.000% 7/15/36	6,511	6,790
Government National Mortgage Association II
Pool #MA7135 2.000% 1/20/51	349,824	296,218
Pool #MA7192 2.000% 2/20/51	341,344	289,037
Pool #786726 2.000% 3/20/51	286,828	236,736
Pool #BS8546 2.500% 12/20/50	70,217	60,728
Pool #MA7136 2.500% 1/20/51	60,292	52,969
Pool #785565 2.500% 6/20/51	163,855	141,867
Pool #785558 2.500% 7/20/51	80,044	69,453
Pool #785568 2.500% 8/20/51	241,708	209,046
Pool #785657 2.500% 10/20/51	502,037	434,196
Pool #785663 2.500% 10/20/51	165,051	142,747
Pool #785667 2.500% 10/20/51	167,794	145,119
Pool #785762 2.500% 11/20/51	86,054	74,399
Pool #785789 2.500% 12/20/51	84,018	72,638
Pool #785821 2.500% 12/20/51	174,253	150,651
Pool #785791 2.500% 12/20/51	167,687	144,870
Pool #MA4068 3.000% 11/20/46	17,537	16,111
Pool #MA7590 3.000% 9/20/51	988,595	897,497
Pool #MA7650 3.000% 10/20/51	158,362	143,522
Pool #MA7706 3.000% 11/20/51	172,482	156,588
Pool #CJ9477 3.000% 1/20/52	254,283	228,606
Pool #785944 3.000% 2/20/52	86,790	78,162
Pool #786150 3.000% 3/20/52	270,630	243,303
Pool #786843 3.000% 3/20/52	193,062	173,688
Pool #786095 3.000% 4/20/52	90,088	79,724
Pool #786134 3.000% 4/20/52	81,881	73,485
Pool #MA1995 3.500% 6/20/44	44,456	42,143
Pool #MA2678 3.500% 3/20/45	19,126	18,125
Pool #784106 3.500% 1/20/46	50,322	47,610
Pool #MA3597 3.500% 4/20/46	79,208	74,913
Pool #BC4732 3.500% 10/20/47	174,564	163,244
Pool #BD0384 3.500% 10/20/47	127,442	119,178
Pool #MA5465 3.500% 9/20/48	126,180	118,905
Pool #MA5594 3.500% 11/20/48	158,378	149,048

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #784825 3.500% 10/20/49	$38,679	$35,543
Pool #BM7534 3.500% 2/20/50	55,711	51,558
Pool #MA6711 3.500% 6/20/50	304,618	286,150
Pool #MA6997 3.500% 11/20/50	373,989	351,199
Pool #786216 3.500% 6/20/52	91,305	83,843
Pool #MA4511 4.000% 6/20/47	485,687	471,596
Pool #MA4720 4.000% 9/20/47	318,374	309,138
Pool #MA5078 4.000% 3/20/48	262,384	254,198
Pool #MA5763 4.000% 2/20/49	110,114	106,334
Pool #BM9734 4.000% 10/20/49	29,060	27,817
Pool #BM9743 4.000% 11/20/49	34,328	32,860
Pool #BS1728 4.000% 1/20/50	35,894	34,359
Pool #BS1742 4.000% 2/20/50	31,130	29,799
Pool #BS1757 4.000% 3/20/50	29,520	28,230
Pool #BS8420 4.000% 4/20/50	120,829	115,549
Pool #CK9592 4.000% 6/20/52	90,460	86,140
Pool #786429 4.000% 6/20/52	93,660	89,860
Pool #783298 4.500% 4/20/41	70,922	70,752
Pool #783368 4.500% 7/20/41	10,621	10,598
Pool #MA4654 4.500% 8/20/47	107,831	107,308
Pool #MA5138 4.500% 4/20/48	161,710	160,066
Pool #MA5193 4.500% 5/20/48	163,835	161,914
Pool #MA5265 4.500% 6/20/48	223,241	220,344
Pool #MA5331 4.500% 7/20/48	35,770	35,283
Pool #MA5711 4.500% 1/20/49	71,495	70,455
Pool #MA5764 4.500% 2/20/49	89,592	88,262
Pool #MA5818 4.500% 3/20/49	268,665	264,760
Pool #786366 4.500% 8/20/52	186,747	182,573
Pool #786335 4.500% 9/20/52	185,138	181,000
Pool #004747 5.000% 7/20/40	44,103	44,812
Pool #MA5194 5.000% 5/20/48	18,476	18,612
Pool #MA5530 5.000% 10/20/48	74,781	75,095
Pool #MA5597 5.000% 11/20/48	37,257	37,413
Pool #MA5653 5.000% 12/20/48	45,579	45,756
Pool #MA5712 5.000% 1/20/49	200,697	201,477
Pool #MA5878 5.000% 4/20/49	18,276	18,352
Pool #MA6287 5.000% 11/20/49	16,300	16,419
Pool #MA6413 5.000% 1/20/50	36,002	36,221
Pool #786340 5.000% 9/20/52	94,201	94,420
Pool #MA8348 5.000% 10/20/52	93,510	92,996
Pool #MA8428 5.000% 11/20/52	283,607	282,051
Pool #MA8490 5.000% 12/20/52	284,729	283,077
Pool #786474 5.000% 1/20/53	188,635	189,250
Pool #MA8647 5.000% 2/20/53	4,033,938	4,011,798
Pool #MA8725 5.000% 3/20/53	4,060,989	4,042,507
Pool #786709 5.000% 5/20/53	97,309	97,535
Pool #MA8947 5.000% 6/20/53	2,190,302	2,176,911
Pool #787058 5.000% 8/20/53	393,415	392,854
Pool #MA8429 5.500% 11/20/52	280,089	282,043
Pool #MA8648 5.500% 2/20/53	1,686,303	1,698,593
Pool #786535 5.500% 2/20/53	96,262	97,625
Pool #MA8726 5.500% 3/20/53	288,997	290,923
Pool #MA8801 5.500% 4/20/53	5,882,793	5,921,991
Pool #MA8879 5.500% 5/20/53	4,531,850	4,559,214
Pool #MA8948 5.500% 6/20/53	1,448,076	1,456,820
Pool #786831 5.500% 7/20/53	98,867	100,267
Pool #786835 5.500% 8/20/53	199,072	201,643
Pool #786916 5.500% 8/20/53	498,248	504,681

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA9171 5.500% 9/20/53	$3,588,944	$3,610,614
Pool #MA9241 5.500% 10/20/53	3,717,009	3,739,453
Pool #MA9107 6.000% 8/20/53	2,516,116	2,558,072
Pool #786928 6.500% 9/20/53 (h)	99,114	104,466
Government National Mortgage Association II, TBA
2.000% 1/20/54 (h)	400,000	338,765
2.500% 1/20/54 (h)	500,000	437,984
3.000% 1/20/54 (h)	400,000	362,387
3.500% 1/20/54 (h)	400,000	372,575
4.000% 1/20/54 (h)	200,000	191,066
5.000% 1/20/54 (h)	800,000	795,142
5.500% 1/20/54 (h)	400,000	402,481
6.000% 1/20/54 (h)	100,000	101,635
6.500% 3/20/54 (h)	100,000	102,058
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/54 (h)	200,000	163,534
3.000% 1/01/54 (h)	100,000	88,516
4.000% 1/01/54 (h)	100,000	94,641
4.500% 1/01/54 (h)	100,000	97,016
5.000% 1/01/54 (h)	900,000	891,000
		141,744,838
Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2020-DNA6, Class M2, 30 day USD SOFR Average + 2.000% 7.337% FRN 12/25/50 (b)	542,210	549,620
Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100% 7.437% FRN 4/25/43 (b)	248,290	252,008
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400% 8.737% FRN 10/25/41 (b)	260,000	265,024
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750% 9.087% FRN 2/25/42 (b)	120,000	123,878
Series 2020-DNA3, Class B1, 30 day USD SOFR Average + 5.214% 10.552% FRN 6/25/50 (b)	250,003	274,014
Series 2022-DNA3, Class B1, 30 day USD SOFR Average + 5.650% 10.987% FRN 4/25/42 (b)	120,000	127,363
Federal National Mortgage Association Connecticut Avenue Securities
Series 2019-R07, Class 1M2, 30 day USD SOFR Average + 2.214% 7.552% FRN 10/25/39 (b)	2,317	2,320
Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500% 7.837% FRN 10/25/43 (b)	200,000	204,409
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.287% FRN 6/25/42 (b)	243,385	250,687
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 8.437% FRN 3/25/42 (b)	680,000	699,743
		2,749,066

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $157,804,497)		153,286,380

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bonds & Notes — 21.3%
U.S. Treasury Bonds
2.000% 11/15/41	$160,000	$115,950
2.000% 2/15/50	410,000	270,324
2.375% 5/15/51	730,000	522,292
2.875% 5/15/49	210,000	167,278
2.875% 5/15/52	3,760,000	3,000,137
3.000% 2/15/48	16,000	13,059
3.000% 2/15/49	800,000	652,500
3.000% 8/15/52	24,220,000	19,849,695
3.625% 2/15/44	20,000	18,347
3.625% 5/15/53	190,000	176,106
4.000% 11/15/42	320,000	311,581
4.125% 8/15/53	520,000	526,908
4.375% 8/15/43	170,000	173,825
4.750% 11/15/43 (c)	1,600,000	1,719,264
4.750% 11/15/53	2,250,000	2,529,844
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.169% 5.500% FRN 4/30/25	12,160,000	12,148,303
3 mo. Treasury money market yield + 0.200% 5.531% FRN 1/31/25	4,640,000	4,638,699
U.S. Treasury Inflation-Indexed Notes
1.125% 1/15/33	2,478,960	2,344,843
U.S. Treasury Notes
3.875% 8/15/33	27,410,000	27,388,587
4.125% 8/31/30	20,000	20,259
4.125% 11/15/32	7,260,000	7,382,512
4.375% 8/31/28	20,000	20,430
4.375% 11/30/30	1,580,000	1,625,425
4.500% 11/15/33	130,000	136,541
4.750% 7/31/25	60,000	60,274
U.S. Treasury STRIPS Principal
0.000% 5/15/49	1,450,000	510,548
		86,323,531

TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,007,204)		86,323,531

TOTAL BONDS & NOTES (Cost $407,252,155)		391,660,280

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $177,279)		102,827

TOTAL LONG-TERM INVESTMENTS (Cost $407,429,434)		391,763,107

SHORT-TERM INVESTMENTS — 3.0%
Investment of Cash Collateral from Securities Loaned — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	4,693,315	4,693,315

	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (j)	$7,440,501	7,440,501

TOTAL SHORT-TERM INVESTMENTS (Cost $12,133,816)		12,133,816

TOTAL INVESTMENTS — 99.6% (Cost $419,563,250) (k)		403,896,923

Other Assets/(Liabilities) — 0.4%		1,620,065

NET ASSETS — 100.0%		$405,516,988

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
IBOR	InterBank Offered Rate
LIBOR	London InterBank Offered Rate
MTA	Monthly Treasury Average Index
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $44,979,824 or 11.09% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $4,831,096 or 1.19% of net assets. The Fund received $238,862 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $7,441,824. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $7,589,405.
(k)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call EUR Put	BNP Paribas S.A.	2/22/24	1.06	1,730,000	USD	1,730,000	$1,588	$4,774	$(3,186)
USD Call CAD Put	BNP Paribas S.A.	3/21/24	1.37	1,710,000	USD	1,710,000	2,565	4,035	(1,470)
USD Call EUR Put	Citigroup Global Markets, Inc	2/06/24	1.06	923,873	USD	923,873	277	6,194	(5,917)
USD Call CHF Put	Goldman Sachs & Co.	3/15/24	0.85	1,299,972	USD	1,299,972	7,171	7,389	(218)
USD Call EUR Put	JP Morgan Chase Bank N.A.	2/02/24	1.06	1,048,934	USD	1,048,934	237	13,778	(13,541)
							$11,838	$36,170	$(24,332)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
U.S. Treasury Note 10 Year Future	1/26/24	111.50	52	USD	5,870,313	$19,500	$30,965	$(11,465)
U.S. Treasury Note 5 Year Future	1/26/24	107.75	51	USD	5,547,445	12,352	22,034	(9,682)
3 Month SOFR Future	3/15/24	94.50	97	USD	23,041,138	1,212	18,391	(17,179)
3 Month SOFR Future	4/12/24	94.75	47	USD	11,219,488	2,350	6,874	(4,524)
3 Month SOFR Future	12/13/24	96.00	57	USD	13,718,475	55,575	62,845	(7,270)
						$90,989	$141,109	$(50,120)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put MXN Call	Morgan Stanley & Co. LLC	2/22/24	16.80	1,054,256	USD	1,054,256	$(10,045)	$(7,837)	$(2,208)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	1/26/24	114.00	20	USD	2,257,813	$(9,688)	$(9,028)	$(660)
U.S. Treasury Note 10 Year Future	1/26/24	115.00	52	USD	5,870,313	(13,813)	(19,411)	5,598
U.S. Treasury Note 5 Year Future	1/26/24	110.25	51	USD	5,547,445	(9,961)	(13,459)	3,498
3 Month SOFR Future	9/13/24	96.88	32	USD	7,672,400	(13,000)	(13,958)	958
3 Month SOFR Future	9/13/24	97.00	80	USD	19,181,000	(28,500)	(62,832)	34,332
3 Month SOFR Future	12/13/24	97.13	57	USD	13,718,475	(35,269)	(30,943)	(4,326)
						$(110,231)	$(149,631)	$39,400
Put
U.S. Treasury Note 10 Year Future	1/26/24	110.00	52	USD	5,870,313	$(5,688)	$(11,286)	$5,598
U.S. Treasury Note 5 Year Future	1/26/24	106.75	51	USD	5,547,445	(3,586)	(8,310)	4,724
U.S. Treasury Note 10 Year Future	2/23/24	108.00	84	USD	9,482,813	(10,500)	(40,792)	30,292
3 Month SOFR Future	6/14/24	94.50	155	USD	37,000,438	(8,719)	(53,925)	45,206
3 Month SOFR Future	12/13/24	95.50	57	USD	13,718,475	(28,500)	(33,380)	4,880
						$(56,993)	$(147,693)	$90,700
						$(167,224)	$(297,324)	$130,100

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/19/24	CAD	2,089,864	USD	1,534,138	$43,450
BNP Paribas SA	1/19/24	AUD	6,786,180	USD	4,318,502	308,326
BNP Paribas SA	1/19/24	EUR	872,448	USD	924,971	38,769
BNP Paribas SA	1/19/24	IDR	4,476,400,100	USD	281,671	9,017
BNP Paribas SA	1/19/24	USD	2,057,037	GBP	1,683,025	(88,418)
Citibank N.A.	1/19/24	MXN	3,172,012	USD	173,311	13,015
Citibank N.A.	1/19/24	IDR	10,919,267,185	USD	705,869	3,205
Citibank N.A.	1/19/24	USD	1,703,864	CNH	12,372,265	(34,336)
Citibank N.A.	1/19/24	USD	2,008,551	IDR	31,594,508,090	(43,130)
Goldman Sachs International	1/19/24	ZAR	6,889,002	USD	358,336	17,767
Goldman Sachs International	1/19/24	USD	363,251	ZAR	6,889,002	(12,851)
Morgan Stanley & Co. LLC	1/19/24	NOK	12,358,698	EUR	1,067,222	38,010
Morgan Stanley & Co. LLC	1/19/24	JPY	831,189,083	USD	5,641,832	266,103
Morgan Stanley & Co. LLC	1/19/24	MXN	15,153,820	USD	867,469	22,677
						$581,604

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	3/07/24	10	$1,299,142	$17,650
Euro-OAT	3/07/24	17	2,395,833	72,235
U.S. Treasury Long Bond	3/19/24	227	26,241,883	2,118,930
U.S. Treasury Ultra 10 Year	3/19/24	86	9,722,872	426,472
U.S. Treasury Ultra Bond	3/19/24	163	19,827,171	1,948,610
UK Long Gilt	3/26/24	16	1,976,029	117,456
U.S. Treasury Note 5 Year	3/28/24	1,433	152,730,450	3,141,887
3 Month SOFR	3/18/25	82	19,616,069	119,281
3 Month SOFR	3/17/26	190	45,665,594	378,531
				$8,341,052
Short
Euro-Bund	3/07/24	21	$(3,091,419)	$(89,746)
Euro-Buxl 30 Year Bond	3/07/24	2	(288,835)	(24,069)
Japanese 10 Year Bond	3/13/24	4	(4,124,233)	(37,753)
3 Month SOFR	3/19/24	157	(37,417,932)	270,751
U.S. Treasury Note 10 Year	3/19/24	443	(48,509,913)	(1,500,634)
U.S. Treasury Ultra 10 Year	3/19/24	9	(1,017,844)	(44,297)
U.S. Treasury Note 2 Year	3/28/24	244	(49,718,859)	(524,172)
3 Month SOFR	6/18/24	18	(4,255,806)	(19,869)
				$(1,969,789)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 41†	5.000%	Quarterly	12/20/28	USD	1,516,779	$(88,469)	$(10,135)	$(78,334)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	BBB*	USD	54,471,900	$1,058,552	$719,454	$339,098

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXNTIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(242,412)	$37,242	$(279,654)
Fixed 5.410%	Maturity	FedFunds	Maturity	1/31/24	USD	60,470,000	(3,254)	—	(3,254)
12-Month USD SOFR	Annually	Fixed 4.100%	Annually	3/10/26	USD	20,642,000	105,498	249,051	(143,553)
12-Month USD SOFR	Annually	Fixed 3.950%	Annually	5/31/28	USD	1,763,000	32,113	4,925	27,188
Fixed 3.400%	Annually	12-Month USD SOFR	Annually	3/10/34	USD	4,603,000	2,670	(77,564)	80,234
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	2/15/47	USD	1,137,000	341,664	(29,927)	371,591
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	2,381,000	134,404	94,235	40,169
Fixed 2.600%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	1,787,000	232,064	145,503	86,561
Fixed 3.150%	Annually	12-Month USD SOFR	Annually	5/15/48	USD	5,670,000	225,589	(534,524)	760,113
							$828,336	$(111,059)	$939,395

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 10.238%	Maturity	Citigroup Global Markets, Inc.	1/02/29	BRL	19,660,000	$17,081	$—	$17,081

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Diversified Value Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.6%
Basic Materials — 3.1%
Chemicals — 1.6%
CF Industries Holdings, Inc.	40,172	$3,193,674
Dow, Inc.	13,100	718,404
Eastman Chemical Co.	2,300	206,586
LyondellBasell Industries NV Class A	6,300	599,004
Olin Corp.	2,600	140,270
		4,857,938
Forest Products & Paper — 0.6%
International Paper Co.	47,725	1,725,259
Iron & Steel — 0.9%
Cleveland-Cliffs, Inc. (a)	9,200	187,864
Commercial Metals Co.	1,000	50,040
Nucor Corp.	7,100	1,235,684
Reliance Steel & Aluminum Co.	1,400	391,552
Steel Dynamics, Inc.	5,000	590,500
U.S. Steel Corp.	4,400	214,060
		2,669,700
		9,252,897
Communications — 6.7%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	7,500	244,800
Omnicom Group, Inc.	5,100	441,201
		686,001
Internet — 0.2%
eBay, Inc.	9,700	423,114
Gen Digital, Inc.	7,400	168,868
Robinhood Markets, Inc. Class A (a)	7,600	96,824
		688,806
Media — 3.3%
Charter Communications, Inc. Class A (a)	1,700	660,756
Comcast Corp. Class A	84,700	3,714,095
Fox Corp. Class A	8,000	237,360
News Corp. Class A	125,192	3,073,464
News Corp. Class B	33,118	851,795
Walt Disney Co.	15,718	1,419,178
		9,956,648

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 3.0%
AT&T, Inc.	74,100	$1,243,398
Cisco Systems, Inc.	79,600	4,021,392
Corning, Inc.	16,400	499,380
Juniper Networks, Inc.	5,800	170,984
Verizon Communications, Inc.	75,900	2,861,430
		8,796,584
		20,128,039
Consumer, Cyclical — 5.4%
Airlines — 0.1%
Delta Air Lines, Inc.	7,400	297,702
Apparel — 0.1%
Levi Strauss & Co. Class A (b)	1,800	29,772
Ralph Lauren Corp.	900	129,780
Skechers USA, Inc. Class A (a)	2,500	155,850
		315,402
Auto Manufacturers — 1.3%
Cummins, Inc.	2,800	670,796
Ford Motor Co.	92,600	1,128,794
General Motors Co.	27,600	991,392
PACCAR, Inc.	10,100	986,265
		3,777,247
Auto Parts & Equipment — 0.1%
Lear Corp.	1,100	155,331
Distribution & Wholesale — 0.2%
Ferguson PLC	3,700	714,359
Home Builders — 1.1%
DR Horton, Inc.	8,600	1,307,028
Lennar Corp. Class A	6,500	968,760
NVR, Inc. (a)	40	280,018
PulteGroup, Inc.	6,300	650,286
Toll Brothers, Inc.	1,100	113,069
		3,319,161
Leisure Time — 0.1%
Brunswick Corp.	1,800	174,150
Lodging — 0.6%
Boyd Gaming Corp.	2,000	125,220
Las Vegas Sands Corp.	33,183	1,632,935
		1,758,155
Retail — 1.8%
AutoNation, Inc. (a)	1,900	285,342
Best Buy Co., Inc.	4,300	336,604
BJ's Wholesale Club Holdings, Inc. (a)	1,400	93,324
Dick's Sporting Goods, Inc.	700	102,865
Lithia Motors, Inc.	500	164,640

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lowe's Cos., Inc.	17,400	$3,872,370
Murphy USA, Inc.	400	142,624
Penske Automotive Group, Inc.	1,400	224,714
Williams-Sonoma, Inc.	1,300	262,314
		5,484,797
Toys, Games & Hobbies — 0.0%
Mattel, Inc. (a)	3,700	69,856
		16,066,160
Consumer, Non-cyclical — 22.7%
Agriculture — 2.6%
Altria Group, Inc.	34,100	1,375,594
Archer-Daniels-Midland Co.	13,100	946,082
Bunge Global SA	1,900	191,805
Philip Morris International, Inc.	56,477	5,313,356
		7,826,837
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	100	92,840
Molson Coors Beverage Co. Class B	3,900	238,719
		331,559
Biotechnology — 1.9%
Amgen, Inc.	10,300	2,966,606
Biogen, Inc. (a)	2,700	698,679
Gilead Sciences, Inc.	24,300	1,968,543
		5,633,828
Commercial Services — 0.8%
Avis Budget Group, Inc.	700	124,082
Global Payments, Inc.	4,800	609,600
H&R Block, Inc.	1,500	72,555
Robert Half, Inc.	1,900	167,048
Service Corp. International	4,100	280,645
U-Haul Holding Co. (UHAL US) (a) (b)	400	28,720
U-Haul Holding Co. (UHAL/B US)	3,700	260,628
United Rentals, Inc.	1,300	745,446
		2,288,724
Cosmetics & Personal Care — 0.5%
Kenvue, Inc.	68,215	1,468,669
Food — 1.3%
Conagra Brands, Inc.	62,534	1,792,224
Ingredion, Inc.	1,300	141,089
Kraft Heinz Co.	23,700	876,426
Kroger Co.	13,600	621,656
Sysco Corp.	5,800	424,154
		3,855,549
Health Care – Products — 1.1%
Medtronic PLC	15,400	1,268,652

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	17,635	$2,146,180
		3,414,832
Health Care – Services — 4.0%
Centene Corp. (a)	6,100	452,681
DaVita, Inc. (a)	1,700	178,092
Elevance Health, Inc.	16,414	7,740,186
HCA Healthcare, Inc.	7,900	2,138,372
Laboratory Corp. of America Holdings	2,300	522,767
Molina Healthcare, Inc. (a)	700	252,917
Quest Diagnostics, Inc.	3,300	455,004
Tenet Healthcare Corp. (a)	1,600	120,912
Universal Health Services, Inc. Class B	1,800	274,392
		12,135,323
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	15,069	1,831,034
Pharmaceuticals — 9.8%
AbbVie, Inc.	39,802	6,168,116
Becton Dickinson & Co.	13,138	3,203,439
Cardinal Health, Inc.	5,100	514,080
Cencora, Inc.	4,900	1,006,362
Cigna Group	6,400	1,916,480
CVS Health Corp.	14,900	1,176,504
Henry Schein, Inc. (a)	2,600	196,846
Johnson & Johnson	36,126	5,662,389
McKesson Corp.	3,900	1,805,622
Merck & Co., Inc.	42,700	4,655,154
Sanofi SA ADR	33,940	1,687,836
Viatris, Inc.	127,699	1,382,980
		29,375,808
		68,162,163
Energy — 11.5%
Oil & Gas — 10.6%
Antero Resources Corp. (a)	3,200	72,576
APA Corp.	6,300	226,044
Chevron Corp.	33,927	5,060,551
Chord Energy Corp.	500	83,115
ConocoPhillips	33,670	3,908,077
Coterra Energy, Inc.	13,700	349,624
EOG Resources, Inc.	30,626	3,704,215
Exxon Mobil Corp.	73,800	7,378,524
Marathon Oil Corp.	13,400	323,744
Marathon Petroleum Corp.	7,200	1,068,192
Murphy Oil Corp.	1,600	68,256
Occidental Petroleum Corp.	17,500	1,044,925
Phillips 66	8,100	1,078,434
Range Resources Corp.	4,400	133,936
Southwestern Energy Co. (a)	20,000	131,000
TotalEnergies SE	69,904	4,748,471
TotalEnergies SE Sponsored ADR (b)	19,390	1,306,498

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	7,500	$975,000
		31,661,182
Oil & Gas Services — 0.2%
Halliburton Co.	16,400	592,860
Nov, Inc.	4,600	93,288
		686,148
Pipelines — 0.7%
Cheniere Energy, Inc.	4,400	751,124
Kinder Morgan, Inc.	43,600	769,104
New Fortress Energy, Inc.	2,400	90,552
Williams Cos., Inc.	14,100	491,103
		2,101,883
		34,449,213
Financial — 24.0%
Banks — 11.9%
Bank of America Corp.	91,100	3,067,337
Bank of New York Mellon Corp.	16,400	853,620
Citigroup, Inc.	34,900	1,795,256
Citizens Financial Group, Inc.	5,400	178,956
Cullen/Frost Bankers, Inc.	700	75,943
Fifth Third Bancorp	111,113	3,832,287
Goldman Sachs Group, Inc.	6,500	2,507,505
Huntington Bancshares, Inc.	16,800	213,696
JP Morgan Chase & Co.	56,900	9,678,690
KeyCorp.	10,800	155,520
M&T Bank Corp.	1,900	260,452
Morgan Stanley	32,800	3,058,600
Northern Trust Corp.	2,400	202,512
PNC Financial Services Group, Inc.	4,600	712,310
State Street Corp.	6,600	511,236
US Bancorp	77,215	3,341,865
Webster Financial Corp.	2,100	106,596
Wells Fargo & Co.	101,036	4,972,992
		35,525,373
Diversified Financial Services — 3.1%
Ally Financial, Inc.	5,500	192,060
American Express Co.	14,300	2,678,962
Ameriprise Financial, Inc.	2,100	797,643
Capital One Financial Corp.	6,900	904,728
Charles Schwab Corp.	35,137	2,417,426
Discover Financial Services	5,500	618,200
LPL Financial Holdings, Inc.	1,400	318,668
Raymond James Financial, Inc.	3,800	423,700
SEI Investments Co.	1,200	76,260
Stifel Financial Corp.	1,900	131,385
Synchrony Financial	8,500	324,615
T. Rowe Price Group, Inc.	4,200	452,298
		9,335,945

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 7.3%
Aflac, Inc.	13,000	$1,072,500
American Financial Group, Inc.	1,400	166,446
American International Group, Inc.	63,358	4,292,505
Arch Capital Group Ltd. (a)	7,400	549,598
Assurant, Inc.	1,000	168,490
Chubb Ltd.	26,461	5,980,186
Cincinnati Financial Corp.	3,100	320,726
Equitable Holdings, Inc.	74,768	2,489,774
Fidelity National Financial, Inc.	5,300	270,406
First American Financial Corp.	1,900	122,436
Globe Life, Inc.	1,700	206,924
Hartford Financial Services Group, Inc.	6,500	522,470
Loews Corp.	5,000	347,950
Markel Group, Inc. (a)	230	326,577
MetLife, Inc.	16,700	1,104,371
Old Republic International Corp.	5,700	167,580
Primerica, Inc.	600	123,456
Principal Financial Group, Inc.	5,100	401,217
Prudential Financial, Inc.	7,200	746,712
Reinsurance Group of America, Inc.	1,200	194,136
Travelers Cos., Inc.	8,400	1,600,116
Unum Group	3,900	176,358
W. R. Berkley Corp.	5,100	360,672
Willis Towers Watson PLC	1,200	289,440
		22,001,046
Private Equity — 0.1%
Carlyle Group, Inc.	6,500	264,485
Real Estate — 0.0%
Jones Lang LaSalle, Inc. (a)	500	94,435
Real Estate Investment Trusts (REITS) — 1.6%
Equity Residential	38,055	2,327,444
Weyerhaeuser Co.	69,689	2,423,086
		4,750,530
		71,971,814
Industrial — 11.4%
Aerospace & Defense — 3.0%
Boeing Co. (a)	11,048	2,879,772
L3 Harris Technologies, Inc.	18,543	3,905,526
Lockheed Martin Corp.	4,600	2,084,904
		8,870,202
Building Materials — 0.8%
Builders FirstSource, Inc. (a)	2,900	484,126
Eagle Materials, Inc.	700	141,988
Fortune Brands Innovations, Inc.	2,600	197,964
Johnson Controls International PLC	12,400	714,736
Masco Corp.	6,100	408,578
Owens Corning	2,600	385,398

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UFP Industries, Inc.	700	$87,885
		2,420,675
Electronics — 0.4%
Allegion PLC	1,600	202,704
Arrow Electronics, Inc. (a)	1,800	220,050
Jabil, Inc.	3,500	445,900
TD SYNNEX Corp.	1,800	193,698
		1,062,352
Engineering & Construction — 0.0%
TopBuild Corp. (a)	400	149,704
Environmental Controls — 0.1%
Pentair PLC	3,200	232,672
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	800	118,416
Snap-on, Inc.	1,100	317,724
Stanley Black & Decker, Inc.	26,981	2,646,836
		3,082,976
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	9,200	2,720,164
Oshkosh Corp.	1,200	130,092
		2,850,256
Machinery – Diversified — 1.0%
AGCO Corp.	1,400	169,974
Deere & Co.	5,400	2,159,298
Dover Corp.	2,600	399,906
Middleby Corp. (a)	1,000	147,170
		2,876,348
Metal Fabricate & Hardware — 0.0%
Timken Co.	1,100	88,165
Miscellaneous - Manufacturing — 1.8%
Carlisle Cos., Inc.	900	281,187
General Electric Co.	27,607	3,523,482
Parker-Hannifin Corp.	2,500	1,151,750
Textron, Inc.	5,400	434,268
		5,390,687
Packaging & Containers — 0.3%
Berry Global Group, Inc.	2,300	154,997
Crown Holdings, Inc.	3,300	303,897
Graphic Packaging Holding Co.	5,900	145,435
Packaging Corp. of America	2,200	358,402
Sonoco Products Co.	1,700	94,979
		1,057,710
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	800	207,712

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.0%
CSX Corp.	36,400	$1,261,988
FedEx Corp.	5,000	1,264,850
Knight-Swift Transportation Holdings, Inc.	3,100	178,715
Norfolk Southern Corp.	13,700	3,238,406
		5,943,959
		34,233,418
Technology — 8.8%
Computers — 2.0%
CACI International, Inc. Class A (a)	300	97,158
Cognizant Technology Solutions Corp. Class A	9,100	687,323
Dell Technologies, Inc. Class C	4,700	359,550
Hewlett Packard Enterprise Co.	30,800	522,984
HP, Inc.	30,500	917,745
International Business Machines Corp.	15,600	2,551,380
Leidos Holdings, Inc.	2,700	292,248
NetApp, Inc.	3,900	343,824
Science Applications International Corp.	500	62,160
		5,834,372
Semiconductors — 5.3%
Applied Materials, Inc.	16,400	2,657,948
Microchip Technology, Inc.	6,200	559,116
Micron Technology, Inc.	21,100	1,800,674
ON Semiconductor Corp. (a)	6,800	568,004
QUALCOMM, Inc.	57,170	8,268,497
Samsung Electronics Co. Ltd.	27,845	1,693,531
Skyworks Solutions, Inc.	3,200	359,744
		15,907,514
Software — 1.5%
Fiserv, Inc. (a)	9,900	1,315,116
Microsoft Corp.	8,170	3,072,247
Twilio, Inc. Class A (a)	2,100	159,327
		4,546,690
		26,288,576
Utilities — 4.0%
Electric — 4.0%
Alliant Energy Corp.	4,600	235,980
CenterPoint Energy, Inc.	8,000	228,560
Consolidated Edison, Inc.	6,200	564,014
Dominion Energy, Inc.	50,644	2,380,268
Duke Energy Corp.	14,500	1,407,080
Edison International	6,500	464,685
OGE Energy Corp.	3,800	132,734
Pinnacle West Capital Corp.	2,300	165,232
PPL Corp.	14,300	387,530
Public Service Enterprise Group, Inc.	12,300	752,145
Sempra	12,100	904,233
Southern Co.	59,940	4,202,993

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vistra Corp.	8,200	$315,864
		12,141,318

TOTAL COMMON STOCK (Cost $235,995,790)		292,693,598

PREFERRED STOCK — 0.6%
Consumer, Cyclical — 0.6%
Auto Manufacturers — 0.6%
Dr Ing hc F Porsche AG 1.262% (c)	12,216	1,077,282
Volkswagen AG 7.837%	6,846	845,051
		1,922,333

TOTAL PREFERRED STOCK (Cost $2,256,858)		1,922,333

TOTAL EQUITIES (Cost $238,252,648)		294,615,931

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
iShares Russell 1000 Value ETF	14,630	2,417,607

TOTAL MUTUAL FUNDS (Cost $2,363,927)		2,417,607

TOTAL LONG-TERM INVESTMENTS (Cost $240,616,575)		297,033,538

SHORT-TERM INVESTMENTS — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	214,569	214,569
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	111	111

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (e)	$2,332,474	2,332,474

TOTAL SHORT-TERM INVESTMENTS (Cost $2,547,154)		2,547,154

TOTAL INVESTMENTS — 99.9% (Cost $243,163,729) (f)		299,580,692

Other Assets/(Liabilities) — 0.1%		203,779

NET ASSETS — 100.0%		$299,784,471

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $1,344,321 or 0.45% of net assets. The Fund received $1,164,239 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $1,077,282 or 0.36% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,332,889. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $2,379,211.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Value Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 3.8%
Chemicals — 3.8%
Air Products & Chemicals, Inc.	18,783	$5,142,785
Axalta Coating Systems Ltd. (a)	61,057	2,074,106
DuPont de Nemours, Inc.	61,201	4,708,193
Element Solutions, Inc.	74,284	1,718,932
International Flavors & Fragrances, Inc.	24,500	1,983,765
Olin Corp.	16,243	876,310
		16,504,091
Communications — 5.6%
Advertising — 0.5%
Omnicom Group, Inc.	23,345	2,019,576
Internet — 2.4%
Alphabet, Inc. Class A (a)	47,892	6,690,034
Alphabet, Inc. Class C (a)	14,819	2,088,442
Booking Holdings, Inc. (a)	534	1,894,215
		10,672,691
Media — 1.4%
Comcast Corp. Class A	107,406	4,709,753
Warner Bros Discovery, Inc. (a)	118,511	1,348,655
		6,058,408
Telecommunications — 1.3%
Nice Ltd. Sponsored ADR (a) (b)	4,709	939,493
T-Mobile US, Inc.	28,804	4,618,145
		5,557,638
		24,308,313
Consumer, Cyclical — 5.7%
Auto Parts & Equipment — 0.5%
Aptiv PLC (a)	15,299	1,372,626
BorgWarner, Inc.	18,264	654,765
		2,027,391
Distribution & Wholesale — 0.6%
LKQ Corp.	13,664	653,003

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WESCO International, Inc.	11,879	$2,065,520
		2,718,523
Entertainment — 0.1%
SeaWorld Entertainment, Inc. (a)	8,758	462,685
Food Services — 0.4%
Aramark	59,847	1,681,701
Home Furnishing — 0.4%
SharkNinja, Inc.	24,040	1,230,127
Whirlpool Corp.	4,907	597,525
		1,827,652
Lodging — 1.3%
Las Vegas Sands Corp.	41,228	2,028,830
MGM Resorts International	39,944	1,784,698
Wynn Resorts Ltd.	19,078	1,738,196
		5,551,724
Retail — 2.4%
AutoNation, Inc. (a)	6,621	994,342
AutoZone, Inc. (a)	1,338	3,459,546
Lithia Motors, Inc.	4,067	1,339,182
Ulta Beauty, Inc. (a)	2,503	1,226,445
Walmart, Inc.	22,013	3,470,349
		10,489,864
		24,759,540
Consumer, Non-cyclical — 25.3%
Agriculture — 2.3%
Philip Morris International, Inc.	105,454	9,921,112
Beverages — 2.4%
Coca-Cola Europacific Partners PLC	76,680	5,117,623
Keurig Dr Pepper, Inc.	121,591	4,051,412
Molson Coors Beverage Co. Class B	22,745	1,392,222
		10,561,257
Biotechnology — 0.6%
Amgen, Inc.	9,017	2,597,076
Commercial Services — 2.9%
FleetCor Technologies, Inc. (a)	9,104	2,572,881
Global Payments, Inc.	22,606	2,870,962
U-Haul Holding Co.	20,552	1,447,683
United Rentals, Inc.	6,166	3,535,708
Vestis Corp.	53,093	1,122,386
WillScot Mobile Mini Holdings Corp. (a)	25,560	1,137,420
		12,687,040
Cosmetics & Personal Care — 0.9%
Kenvue, Inc.	90,985	1,958,907

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Procter & Gamble Co.	12,768	$1,871,023
		3,829,930
Food — 1.2%
Kraft Heinz Co.	34,510	1,276,180
Tyson Foods, Inc. Class A	26,037	1,399,489
U.S. Foods Holding Corp. (a)	53,369	2,423,486
		5,099,155
Health Care – Products — 3.4%
Abbott Laboratories	28,383	3,124,117
Avantor, Inc. (a)	175,877	4,015,272
LivaNova PLC (a)	16,687	863,385
Medtronic PLC	54,471	4,487,321
Smith & Nephew PLC Sponsored ADR (b)	82,466	2,249,673
		14,739,768
Health Care – Services — 4.5%
Centene Corp. (a)	35,102	2,604,919
Elevance Health, Inc.	3,354	1,581,612
Humana, Inc.	9,346	4,278,692
ICON PLC (a)	10,192	2,885,050
UnitedHealth Group, Inc.	15,449	8,133,435
		19,483,708
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	79,574	4,082,942
Cencora, Inc.	14,478	2,973,492
Cigna Group	17,618	5,275,710
CVS Health Corp.	51,183	4,041,410
Johnson & Johnson	16,900	2,648,906
McKesson Corp.	4,986	2,308,418
Merck & Co., Inc.	50,673	5,524,371
Sanofi SA ADR	79,280	3,942,594
		30,797,843
		109,716,889
Energy — 10.0%
Coal — 0.5%
Peabody Energy Corp.	40,982	996,682
Teck Resources Ltd. Class B	34,304	1,450,030
		2,446,712
Oil & Gas — 6.6%
BP PLC Sponsored ADR	57,363	2,030,650
Canadian Natural Resources Ltd.	39,192	2,567,860
Cenovus Energy, Inc.	155,653	2,591,623
ConocoPhillips	27,494	3,191,229
Hess Corp.	37,726	5,438,580
Marathon Petroleum Corp.	20,715	3,073,277
Phillips 66	57,043	7,594,705

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pioneer Natural Resources Co.	9,066	$2,038,762
		28,526,686
Oil & Gas Services — 1.3%
Halliburton Co.	89,026	3,218,290
Schlumberger NV	46,233	2,405,965
		5,624,255
Pipelines — 1.6%
Enbridge, Inc.	115,594	4,163,696
Plains GP Holdings LP Class A	176,389	2,813,405
		6,977,101
		43,574,754
Financial — 20.6%
Banks — 8.4%
Goldman Sachs Group, Inc.	6,259	2,414,534
Huntington Bancshares, Inc.	86,900	1,105,368
JP Morgan Chase & Co.	70,095	11,923,159
M&T Bank Corp.	22,511	3,085,808
Morgan Stanley	54,071	5,042,121
Northern Trust Corp.	18,173	1,533,438
US Bancorp	63,945	2,767,540
Wells Fargo & Co.	175,076	8,617,241
		36,489,209
Diversified Financial Services — 3.3%
AerCap Holdings NV (a)	25,273	1,878,289
American Express Co.	19,541	3,660,811
Ares Management Corp. Class A	7,942	944,463
Charles Schwab Corp.	28,826	1,983,229
Discover Financial Services	34,364	3,862,514
Intercontinental Exchange, Inc.	16,478	2,116,269
		14,445,575
Insurance — 6.4%
Allstate Corp.	32,738	4,582,665
American International Group, Inc.	28,157	1,907,637
Aon PLC Class A	3,490	1,015,660
Arthur J Gallagher & Co.	6,781	1,524,911
Axis Capital Holdings Ltd.	20,761	1,149,536
Berkshire Hathaway, Inc. Class B (a)	25,210	8,991,399
Chubb Ltd.	29,302	6,622,252
Willis Towers Watson PLC	7,749	1,869,059
		27,663,119
Real Estate — 0.3%
Howard Hughes Holdings, Inc. (a)	14,955	1,279,400
Real Estate Investment Trusts (REITS) — 2.2%
COPT Defense Properties	41,203	1,056,033
CubeSmart	28,930	1,340,905
Public Storage	14,559	4,440,495

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VICI Properties, Inc.	77,459	$2,469,393
		9,306,826
		89,184,129
Industrial — 13.2%
Aerospace & Defense — 3.7%
Boeing Co. (a)	11,132	2,901,667
General Dynamics Corp.	25,070	6,509,927
Howmet Aerospace, Inc.	43,366	2,346,968
RTX Corp.	53,294	4,484,157
		16,242,719
Building Materials — 2.8%
Builders FirstSource, Inc. (a)	4,581	764,752
CRH PLC	78,682	5,441,647
Knife River Corp. (a)	27,742	1,835,965
Masco Corp.	29,570	1,980,599
MDU Resources Group, Inc.	54,962	1,088,248
Mohawk Industries, Inc. (a)	9,234	955,719
		12,066,930
Electrical Components & Equipment — 0.5%
Eaton Corp. PLC	9,058	2,181,348
Electronics — 0.8%
Allegion PLC	11,948	1,513,692
Fortive Corp.	28,567	2,103,389
		3,617,081
Engineering & Construction — 0.8%
AECOM	19,148	1,769,850
Jacobs Solutions, Inc.	13,597	1,764,890
		3,534,740
Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc.	27,592	2,706,775
Machinery – Construction & Mining — 2.0%
BWX Technologies, Inc.	29,919	2,295,685
Caterpillar, Inc.	3,463	1,023,905
Vertiv Holdings Co. Class A	109,868	5,276,960
		8,596,550
Machinery – Diversified — 1.5%
Deere & Co.	5,386	2,153,700
Dover Corp.	8,818	1,356,296
Otis Worldwide Corp.	9,725	870,096
Westinghouse Air Brake Technologies Corp.	15,390	1,952,991
		6,333,083
Transportation — 0.5%
JB Hunt Transport Services, Inc.	10,730	2,143,210

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$57,422,436
Technology — 11.6%
Computers — 2.4%
CACI International, Inc. Class A (a)	5,610	1,816,855
Cognizant Technology Solutions Corp. Class A	49,640	3,749,309
Dell Technologies, Inc. Class C	35,065	2,682,472
Leidos Holdings, Inc.	17,830	1,929,919
		10,178,555
Semiconductors — 5.7%
Advanced Micro Devices, Inc. (a)	19,457	2,868,156
Applied Materials, Inc.	16,903	2,739,469
Broadcom, Inc.	3,427	3,825,389
Lam Research Corp.	1,887	1,478,012
Microchip Technology, Inc.	48,718	4,393,389
Micron Technology, Inc.	34,124	2,912,142
NXP Semiconductors NV	2,610	599,465
QUALCOMM, Inc.	21,346	3,087,272
Skyworks Solutions, Inc.	24,961	2,806,116
		24,709,410
Software — 3.5%
Electronic Arts, Inc.	13,579	1,857,743
Fidelity National Information Services, Inc.	81,554	4,898,949
Oracle Corp.	63,653	6,710,936
SS&C Technologies Holdings, Inc.	16,364	1,000,004
Take-Two Interactive Software, Inc. (a)	5,438	875,246
		15,342,878
		50,230,843
Utilities — 3.2%
Electric — 3.2%
CenterPoint Energy, Inc.	87,572	2,501,932
Entergy Corp.	47,784	4,835,263
Exelon Corp.	39,973	1,435,031
FirstEnergy Corp.	44,420	1,628,437
Pinnacle West Capital Corp.	50,411	3,621,526
		14,022,189

TOTAL COMMON STOCK (Cost $343,588,132)		429,723,184

TOTAL EQUITIES (Cost $343,588,132)		429,723,184

TOTAL LONG-TERM INVESTMENTS (Cost $343,588,132)		429,723,184

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.2%

Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,027,172	$2,027,172

	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$7,673,615	7,673,615

TOTAL SHORT-TERM INVESTMENTS (Cost $9,700,787)		9,700,787

TOTAL INVESTMENTS — 101.2% (Cost $353,288,919) (e)		439,423,971

Other Assets/(Liabilities) — (1.2)%		(5,364,978)

NET ASSETS — 100.0%		$434,058,993

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $2,912,838 or 0.67% of net assets. The Fund received $969,055 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $7,674,979. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 4.875%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $7,827,213.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.0%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	14,774	$4,045,121
Albemarle Corp. (a)	7,731	1,116,975
Celanese Corp.	6,587	1,023,422
CF Industries Holdings, Inc.	12,906	1,026,027
Dow, Inc.	46,325	2,540,463
DuPont de Nemours, Inc.	28,285	2,175,965
Eastman Chemical Co.	8,062	724,129
Ecolab, Inc.	16,853	3,342,793
FMC Corp.	8,429	531,448
International Flavors & Fragrances, Inc.	16,793	1,359,729
Linde PLC (LIN US)	32,128	13,195,291
LyondellBasell Industries NV Class A	16,863	1,603,334
Mosaic Co.	21,423	765,444
PPG Industries, Inc.	15,682	2,345,243
Sherwin-Williams Co.	15,610	4,868,759
		40,664,143
Forest Products & Paper — 0.0%
International Paper Co.	23,331	843,416
Iron & Steel — 0.2%
Nucor Corp.	16,276	2,832,675
Steel Dynamics, Inc.	10,076	1,189,975
		4,022,650
Mining — 0.3%
Freeport-McMoRan, Inc.	95,289	4,056,453
Newmont Corp. (NEM US)	76,357	3,160,416
		7,216,869
		52,747,078
Communications — 14.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	25,774	841,264
Omnicom Group, Inc.	13,183	1,140,461
		1,981,725
Internet — 11.1%
Airbnb, Inc. Class A (b)	28,825	3,924,236
Alphabet, Inc. Class A (b)	392,349	54,807,232
Alphabet, Inc. Class C (b)	330,453	46,570,741

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amazon.com, Inc. (b)	603,094	$91,634,102
Booking Holdings, Inc. (b)	2,315	8,211,814
CDW Corp.	8,836	2,008,600
eBay, Inc.	34,143	1,489,318
Etsy, Inc. (b)	7,869	637,782
Expedia Group, Inc. (b)	8,824	1,339,395
F5, Inc. (b)	4,007	717,173
Gen Digital, Inc.	36,833	840,529
Match Group, Inc. (b)	17,852	651,598
Meta Platforms, Inc. Class A (b)	147,220	52,109,991
Netflix, Inc. (b)	29,024	14,131,205
Palo Alto Networks, Inc. (b)	20,614	6,078,656
Uber Technologies, Inc. (b)	136,470	8,402,458
VeriSign, Inc. (b)	5,874	1,209,809
		294,764,639
Media — 1.1%
Charter Communications, Inc. Class A (b)	6,649	2,584,333
Comcast Corp. Class A	265,997	11,663,968
FactSet Research Systems, Inc.	2,517	1,200,735
Fox Corp. Class A	15,882	471,219
Fox Corp. Class B	8,322	230,103
News Corp. Class A	25,259	620,108
News Corp. Class B	7,340	188,785
Paramount Global Class B	32,178	475,913
Walt Disney Co.	121,224	10,945,315
Warner Bros Discovery, Inc. (b)	148,770	1,693,003
		30,073,482
Telecommunications — 1.8%
Arista Networks, Inc. (b)	16,670	3,925,952
AT&T, Inc.	474,677	7,965,080
Cisco Systems, Inc.	268,268	13,552,899
Corning, Inc.	51,532	1,569,150
Juniper Networks, Inc.	21,683	639,215
Motorola Solutions, Inc.	11,004	3,445,242
T-Mobile US, Inc.	33,642	5,393,822
Verizon Communications, Inc.	279,290	10,529,233
		47,020,593
		373,840,439
Consumer, Cyclical — 9.1%
Airlines — 0.2%
American Airlines Group, Inc. (b)	44,036	605,055
Delta Air Lines, Inc.	42,952	1,727,959
Southwest Airlines Co.	38,938	1,124,529
United Airlines Holdings, Inc. (b)	21,578	890,308
		4,347,851
Apparel — 0.4%
NIKE, Inc. Class B	81,068	8,801,553
Ralph Lauren Corp.	2,696	388,763
Tapestry, Inc.	15,403	566,984

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	22,167	$416,740
		10,174,040
Auto Manufacturers — 2.2%
Cummins, Inc.	9,382	2,247,646
Ford Motor Co.	260,874	3,180,054
General Motors Co.	91,014	3,269,223
PACCAR, Inc.	34,729	3,391,287
Tesla, Inc. (b)	183,426	45,577,692
		57,665,902
Auto Parts & Equipment — 0.1%
Aptiv PLC (b)	18,555	1,664,755
BorgWarner, Inc.	15,798	566,358
		2,231,113
Distribution & Wholesale — 0.4%
Copart, Inc. (b)	58,219	2,852,731
Fastenal Co.	37,867	2,452,645
LKQ Corp.	17,916	856,206
Pool Corp.	2,528	1,007,939
W.W. Grainger, Inc.	2,920	2,419,775
		9,589,296
Entertainment — 0.1%
Caesars Entertainment, Inc. (b)	14,016	657,070
Live Nation Entertainment, Inc. (b)	9,453	884,801
		1,541,871
Home Builders — 0.3%
DR Horton, Inc.	20,005	3,040,360
Lennar Corp. Class A	16,512	2,460,949
NVR, Inc. (b)	211	1,477,095
PulteGroup, Inc.	14,470	1,493,593
		8,471,997
Home Furnishing — 0.0%
Whirlpool Corp.	3,691	449,453
Leisure Time — 0.1%
Carnival Corp. (b)	66,448	1,231,946
Norwegian Cruise Line Holdings Ltd. (a) (b)	28,962	580,398
Royal Caribbean Cruises Ltd. (b)	15,526	2,010,462
		3,822,806
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	17,012	3,097,715
Las Vegas Sands Corp.	24,736	1,217,259
Marriott International, Inc. Class A	16,375	3,692,726
MGM Resorts International	18,093	808,395
Wynn Resorts Ltd.	6,189	563,880
		9,379,975

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.0%
AutoZone, Inc. (b)	1,167	$3,017,407
Bath & Body Works, Inc.	15,338	661,988
Best Buy Co., Inc.	12,993	1,017,092
CarMax, Inc. (b)	10,311	791,266
Chipotle Mexican Grill, Inc. (b)	1,820	4,162,267
Costco Wholesale Corp.	29,389	19,399,091
Darden Restaurants, Inc.	7,867	1,292,548
Dollar General Corp.	14,689	1,996,970
Dollar Tree, Inc. (b)	13,816	1,962,563
Domino's Pizza, Inc.	2,299	947,717
Genuine Parts Co.	9,430	1,306,055
Home Depot, Inc.	66,290	22,972,799
Lowe's Cos., Inc.	38,213	8,504,303
Lululemon Athletica, Inc. (b)	7,627	3,899,609
McDonald's Corp.	48,121	14,268,358
O'Reilly Automotive, Inc. (b)	3,916	3,720,513
Ross Stores, Inc.	22,585	3,125,538
Starbucks Corp.	75,762	7,273,910
Target Corp.	30,699	4,372,152
TJX Cos., Inc.	75,678	7,099,353
Tractor Supply Co.	7,156	1,538,755
Ulta Beauty, Inc. (b)	3,256	1,595,407
Walgreens Boots Alliance, Inc.	48,343	1,262,236
Walmart, Inc.	94,630	14,918,419
Yum! Brands, Inc.	18,459	2,411,853
		133,518,169
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	8,794	449,022
		241,641,495
Consumer, Non-cyclical — 19.0%
Agriculture — 0.7%
Altria Group, Inc.	117,229	4,729,018
Archer-Daniels-Midland Co.	35,434	2,559,043
Bunge Global SA	9,589	968,010
Philip Morris International, Inc.	102,936	9,684,219
		17,940,290
Beverages — 1.5%
Brown-Forman Corp. Class B	12,173	695,078
Coca-Cola Co.	258,059	15,207,417
Constellation Brands, Inc. Class A	10,739	2,596,153
Keurig Dr Pepper, Inc.	67,153	2,237,538
Molson Coors Beverage Co. Class B	12,355	756,250
Monster Beverage Corp. (b)	48,895	2,816,841
PepsiCo, Inc.	91,074	15,468,008
		39,777,285
Biotechnology — 1.5%
Amgen, Inc.	35,443	10,208,293
Bio-Rad Laboratories, Inc. Class A (b)	1,426	460,441
Biogen, Inc. (b)	9,598	2,483,674

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Corteva, Inc.	47,017	$2,253,054
Gilead Sciences, Inc.	82,775	6,705,603
Illumina, Inc. (b)	10,574	1,472,324
Incyte Corp. (b)	12,513	785,691
Moderna, Inc. (b)	22,135	2,201,326
Regeneron Pharmaceuticals, Inc. (b)	7,100	6,235,859
Vertex Pharmaceuticals, Inc. (b)	17,083	6,950,902
		39,757,167
Commercial Services — 1.8%
Automatic Data Processing, Inc.	27,351	6,371,962
Cintas Corp.	5,749	3,464,692
CoStar Group, Inc. (b)	27,022	2,361,453
Equifax, Inc.	8,246	2,039,153
FleetCor Technologies, Inc. (b)	4,762	1,345,789
Gartner, Inc. (b)	5,170	2,332,239
Global Payments, Inc.	17,311	2,198,497
MarketAxess Holdings, Inc.	2,548	746,182
Moody's Corp.	10,427	4,072,369
PayPal Holdings, Inc. (b)	71,288	4,377,796
Quanta Services, Inc.	9,590	2,069,522
Robert Half, Inc.	7,000	615,440
Rollins, Inc.	18,671	815,363
S&P Global, Inc.	21,498	9,470,299
United Rentals, Inc.	4,495	2,577,523
Verisk Analytics, Inc.	9,633	2,300,938
		47,159,217
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	54,470	4,341,804
Estee Lauder Cos., Inc. Class A	15,441	2,258,246
Kenvue, Inc.	114,249	2,459,781
Procter & Gamble Co.	156,186	22,887,496
		31,947,327
Food — 0.9%
Campbell Soup Co.	13,396	579,109
Conagra Brands, Inc.	31,088	890,982
General Mills, Inc.	38,664	2,518,573
Hershey Co.	10,013	1,866,824
Hormel Foods Corp.	19,615	629,838
J. M. Smucker Co.	6,902	872,275
Kellanova	17,156	959,192
Kraft Heinz Co.	53,175	1,966,411
Kroger Co.	44,104	2,015,994
Lamb Weston Holdings, Inc.	9,594	1,037,015
McCormick & Co., Inc.	16,771	1,147,472
Mondelez International, Inc. Class A	89,977	6,517,034
Sysco Corp.	33,193	2,427,404
Tyson Foods, Inc. Class A	18,665	1,003,244
		24,431,367
Health Care – Products — 3.5%
Abbott Laboratories	115,030	12,661,352
Agilent Technologies, Inc.	19,273	2,679,525
Align Technology, Inc. (b)	4,785	1,311,090

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Baxter International, Inc.	33,894	$1,310,342
Bio-Techne Corp.	10,622	819,594
Boston Scientific Corp. (b)	96,785	5,595,141
Cooper Cos., Inc.	3,303	1,249,987
Danaher Corp.	43,656	10,099,379
DENTSPLY SIRONA, Inc.	14,354	510,859
Edwards Lifesciences Corp. (b)	40,193	3,064,716
GE HealthCare Technologies, Inc. (b)	26,216	2,027,021
Hologic, Inc. (b)	16,468	1,176,639
IDEXX Laboratories, Inc. (b)	5,494	3,049,445
Insulet Corp. (b)	4,580	993,768
Intuitive Surgical, Inc. (b)	23,362	7,881,404
Medtronic PLC	88,448	7,286,346
ResMed, Inc.	9,673	1,663,949
Revvity, Inc.	8,370	914,925
Steris PLC	6,489	1,426,607
Stryker Corp.	22,462	6,726,471
Teleflex, Inc.	3,166	789,410
Thermo Fisher Scientific, Inc.	25,657	13,618,479
Waters Corp. (b)	3,861	1,271,157
West Pharmaceutical Services, Inc.	4,891	1,722,219
Zimmer Biomet Holdings, Inc.	13,967	1,699,784
		91,549,609
Health Care – Services — 2.2%
Catalent, Inc. (b)	12,240	549,943
Centene Corp. (b)	35,390	2,626,292
Charles River Laboratories International, Inc. (b)	3,459	817,708
DaVita, Inc. (b)	3,511	367,812
Elevance Health, Inc.	15,606	7,359,165
HCA Healthcare, Inc.	13,098	3,545,367
Humana, Inc.	8,164	3,737,561
IQVIA Holdings, Inc. (b)	12,149	2,811,036
Laboratory Corp. of America Holdings	5,547	1,260,778
Molina Healthcare, Inc. (b)	3,852	1,391,766
Quest Diagnostics, Inc.	7,563	1,042,786
UnitedHealth Group, Inc.	61,372	32,310,517
Universal Health Services, Inc. Class B	3,991	608,388
		58,429,119
Household Products & Wares — 0.2%
Avery Dennison Corp.	5,291	1,069,629
Church & Dwight Co., Inc.	16,496	1,559,862
Clorox Co.	8,290	1,182,071
Kimberly-Clark Corp.	22,359	2,716,842
		6,528,404
Pharmaceuticals — 5.5%
AbbVie, Inc.	117,049	18,139,084
Becton Dickinson & Co.	19,304	4,706,894
Bristol-Myers Squibb Co.	134,588	6,905,710
Cardinal Health, Inc.	16,345	1,647,576
Cencora, Inc.	10,968	2,252,608
Cigna Group	19,390	5,806,335
CVS Health Corp.	85,353	6,739,473
Dexcom, Inc. (b)	25,545	3,169,879

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	52,898	$30,835,302
Henry Schein, Inc. (b)	8,731	661,024
Johnson & Johnson	159,742	25,037,961
McKesson Corp.	8,836	4,090,891
Merck & Co., Inc.	167,927	18,307,402
Pfizer, Inc.	373,840	10,762,854
Viatris, Inc.	78,534	850,523
Zoetis, Inc.	30,416	6,003,206
		145,916,722
		503,436,507
Energy — 4.0%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (b)	8,988	1,187,674
First Solar, Inc. (b)	7,187	1,238,176
		2,425,850
Oil & Gas — 3.2%
APA Corp.	20,656	741,137
Chevron Corp.	116,367	17,357,302
ConocoPhillips	78,823	9,148,986
Coterra Energy, Inc.	49,985	1,275,617
Devon Energy Corp.	42,255	1,914,152
Diamondback Energy, Inc.	11,783	1,827,308
EOG Resources, Inc.	38,750	4,686,812
EQT Corp.	27,265	1,054,065
Exxon Mobil Corp.	265,656	26,560,287
Hess Corp.	18,342	2,644,183
Marathon Oil Corp.	38,596	932,479
Marathon Petroleum Corp.	25,229	3,742,974
Occidental Petroleum Corp.	43,851	2,618,343
Phillips 66	29,214	3,889,552
Pioneer Natural Resources Co.	15,434	3,470,798
Valero Energy Corp.	22,586	2,936,180
		84,800,175
Oil & Gas Services — 0.4%
Baker Hughes Co.	66,914	2,287,120
Halliburton Co.	59,312	2,144,129
Schlumberger NV	94,593	4,922,620
		9,353,869
Pipelines — 0.3%
Kinder Morgan, Inc.	129,121	2,277,694
ONEOK, Inc.	38,504	2,703,751
Targa Resources Corp.	14,754	1,281,680
Williams Cos., Inc.	80,820	2,814,961
		9,078,086
		105,657,980

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 14.1%
Banks — 4.1%
Bank of America Corp.	456,827	$15,381,365
Bank of New York Mellon Corp.	50,846	2,646,534
Citigroup, Inc.	126,907	6,528,096
Citizens Financial Group, Inc.	30,994	1,027,141
Comerica, Inc.	8,894	496,374
Fifth Third Bancorp	44,731	1,542,772
Goldman Sachs Group, Inc.	21,629	8,343,819
Huntington Bancshares, Inc.	95,264	1,211,758
JP Morgan Chase & Co.	191,815	32,627,732
KeyCorp.	60,949	877,666
M&T Bank Corp.	10,934	1,498,833
Morgan Stanley	83,757	7,810,340
Northern Trust Corp.	13,945	1,176,679
PNC Financial Services Group, Inc.	26,374	4,084,014
Regions Financial Corp.	61,192	1,185,901
State Street Corp.	20,345	1,575,924
Truist Financial Corp.	88,095	3,252,467
US Bancorp	103,150	4,464,332
Wells Fargo & Co.	241,018	11,862,906
Zions Bancorp NA	9,996	438,525
		108,033,178
Diversified Financial Services — 3.7%
American Express Co.	38,178	7,152,267
Ameriprise Financial, Inc.	6,717	2,551,318
BlackRock, Inc.	9,293	7,544,057
Capital One Financial Corp.	25,226	3,307,633
Cboe Global Markets, Inc.	6,989	1,247,956
Charles Schwab Corp.	98,814	6,798,403
CME Group, Inc.	23,909	5,035,235
Discover Financial Services	16,656	1,872,134
Franklin Resources, Inc.	18,364	547,064
Intercontinental Exchange, Inc.	38,076	4,890,101
Invesco Ltd.	30,716	547,973
Mastercard, Inc. Class A	54,922	23,424,782
Nasdaq, Inc.	22,647	1,316,697
Raymond James Financial, Inc.	12,616	1,406,684
Synchrony Financial	27,735	1,059,200
T. Rowe Price Group, Inc.	14,639	1,576,474
Visa, Inc. Class A	105,676	27,512,747
		97,790,725
Insurance — 3.7%
Aflac, Inc.	35,298	2,912,085
Allstate Corp.	17,344	2,427,813
American International Group, Inc.	46,484	3,149,291
Aon PLC Class A	13,278	3,864,164
Arch Capital Group Ltd. (b)	24,801	1,841,970
Arthur J Gallagher & Co.	14,324	3,221,181
Assurant, Inc.	3,503	590,220
Berkshire Hathaway, Inc. Class B (b)	120,717	43,054,925
Brown & Brown, Inc.	15,716	1,117,565
Chubb Ltd.	27,063	6,116,238
Cincinnati Financial Corp.	10,541	1,090,572

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Group Ltd.	2,844	$1,005,581
Globe Life, Inc.	5,676	690,883
Hartford Financial Services Group, Inc.	19,998	1,607,439
Loews Corp.	12,023	836,681
Marsh & McLennan Cos., Inc.	32,700	6,195,669
MetLife, Inc.	41,154	2,721,514
Principal Financial Group, Inc.	14,448	1,136,624
Progressive Corp.	38,809	6,181,497
Prudential Financial, Inc.	23,770	2,465,187
Travelers Cos., Inc.	15,080	2,872,589
W. R. Berkley Corp.	13,583	960,590
Willis Towers Watson PLC	6,828	1,646,914
		97,707,192
Private Equity — 0.2%
Blackstone, Inc.	47,032	6,157,429
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	20,102	1,871,295
Real Estate Investment Trusts (REITS) — 2.3%
Alexandria Real Estate Equities, Inc.	10,367	1,314,225
American Tower Corp.	30,885	6,667,454
AvalonBay Communities, Inc.	9,492	1,777,092
Boston Properties, Inc.	9,629	675,667
Camden Property Trust	7,194	714,292
Crown Castle, Inc.	28,789	3,316,205
Digital Realty Trust, Inc.	20,092	2,703,981
Equinix, Inc.	6,228	5,015,969
Equity Residential	23,060	1,410,350
Essex Property Trust, Inc.	4,294	1,064,654
Extra Space Storage, Inc.	13,985	2,242,215
Federal Realty Investment Trust	4,879	502,781
Healthpeak Properties, Inc.	35,295	698,841
Host Hotels & Resorts, Inc.	47,586	926,500
Invitation Homes, Inc.	37,659	1,284,549
Iron Mountain, Inc.	19,316	1,351,734
Kimco Realty Corp.	44,103	939,835
Mid-America Apartment Communities, Inc.	7,764	1,043,948
Prologis, Inc.	61,180	8,155,294
Public Storage	10,502	3,203,110
Realty Income Corp.	47,679	2,737,728
Regency Centers Corp.	11,057	740,819
SBA Communications Corp.	7,165	1,817,689
Simon Property Group, Inc.	21,635	3,086,016
UDR, Inc.	20,539	786,438
Ventas, Inc.	27,023	1,346,826
VICI Properties, Inc.	68,022	2,168,541
Welltower, Inc.	36,771	3,315,641
Weyerhaeuser Co.	48,756	1,695,246
		62,703,640
		374,263,459
Industrial — 7.7%
Aerospace & Defense — 1.5%
Boeing Co. (b)	37,716	9,831,053

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp.	15,066	$3,912,188
Howmet Aerospace, Inc.	25,848	1,398,894
L3 Harris Technologies, Inc.	12,540	2,641,175
Lockheed Martin Corp.	14,683	6,654,923
Northrop Grumman Corp.	9,411	4,405,665
RTX Corp.	95,358	8,023,422
TransDigm Group, Inc.	3,674	3,716,618
		40,583,938
Building Materials — 0.6%
Builders FirstSource, Inc. (b)	8,229	1,373,749
Carrier Global Corp.	55,610	3,194,794
Johnson Controls International PLC	45,107	2,599,967
Martin Marietta Materials, Inc.	4,126	2,058,503
Masco Corp.	14,795	990,969
Mohawk Industries, Inc. (b)	3,475	359,663
Trane Technologies PLC	15,178	3,701,914
Vulcan Materials Co.	8,871	2,013,806
		16,293,365
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	15,271	2,518,035
Eaton Corp. PLC	26,444	6,368,244
Emerson Electric Co.	37,699	3,669,244
Generac Holdings, Inc. (b)	3,983	514,763
		13,070,286
Electronics — 1.0%
Allegion PLC	5,684	720,106
Amphenol Corp. Class A	39,756	3,941,012
Fortive Corp.	23,519	1,731,704
Garmin Ltd.	10,223	1,314,064
Honeywell International, Inc.	43,704	9,165,166
Hubbell, Inc.	3,574	1,175,596
Jabil, Inc.	8,484	1,080,862
Keysight Technologies, Inc. (b)	11,879	1,889,830
Mettler-Toledo International, Inc. (b)	1,444	1,751,514
TE Connectivity Ltd.	20,703	2,908,772
Trimble, Inc. (b)	16,225	863,170
		26,541,796
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	8,305	1,077,989
Environmental Controls — 0.3%
Pentair PLC	10,766	782,796
Republic Services, Inc.	13,507	2,227,440
Veralto Corp.	14,724	1,211,196
Waste Management, Inc.	24,353	4,361,622
		8,583,054
Hand & Machine Tools — 0.1%
Snap-on, Inc.	3,486	1,006,896

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc.	10,351	$1,015,433
		2,022,329
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	33,797	9,992,759
Machinery – Diversified — 0.8%
Deere & Co.	17,771	7,106,090
Dover Corp.	9,279	1,427,203
IDEX Corp.	4,983	1,081,859
Ingersoll Rand, Inc.	26,682	2,063,586
Nordson Corp.	3,635	960,222
Otis Worldwide Corp.	27,296	2,442,173
Rockwell Automation, Inc.	7,560	2,347,229
Westinghouse Air Brake Technologies Corp.	12,002	1,523,054
Xylem, Inc.	15,857	1,813,406
		20,764,822
Miscellaneous - Manufacturing — 1.0%
3M Co.	36,693	4,011,279
A.O. Smith Corp.	8,093	667,187
Axon Enterprise, Inc. (b)	4,616	1,192,451
General Electric Co.	72,159	9,209,653
Illinois Tool Works, Inc.	18,209	4,769,665
Parker-Hannifin Corp.	8,498	3,915,029
Teledyne Technologies, Inc. (b)	3,087	1,377,697
Textron, Inc.	13,048	1,049,320
		26,192,281
Packaging & Containers — 0.2%
Amcor PLC	96,404	929,335
Ball Corp.	20,599	1,184,854
Packaging Corp. of America	5,854	953,675
Westrock Co.	17,226	715,224
		3,783,088
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,676	694,797
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	7,856	678,680
CSX Corp.	131,210	4,549,051
Expeditors International of Washington, Inc.	9,659	1,228,625
FedEx Corp.	15,296	3,869,429
JB Hunt Transport Services, Inc.	5,369	1,072,404
Norfolk Southern Corp.	15,028	3,552,318
Old Dominion Freight Line, Inc.	5,928	2,402,796
Union Pacific Corp.	40,382	9,918,627
United Parcel Service, Inc. Class B	47,852	7,523,770
		34,795,700
		204,396,204

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 27.8%
Computers — 8.5%
Accenture PLC Class A	41,602	$14,598,558
Apple, Inc.	969,653	186,687,292
Cognizant Technology Solutions Corp. Class A	33,483	2,528,971
EPAM Systems, Inc. (b)	3,869	1,150,408
Fortinet, Inc. (b)	42,250	2,472,892
Hewlett Packard Enterprise Co.	85,419	1,450,415
HP, Inc.	57,295	1,724,007
International Business Machines Corp.	60,518	9,897,719
Leidos Holdings, Inc.	9,280	1,004,467
NetApp, Inc.	13,812	1,217,666
Seagate Technology Holdings PLC	13,009	1,110,578
Western Digital Corp. (b)	21,607	1,131,559
		224,974,532
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (b)	3,475	949,822
Semiconductors — 8.0%
Advanced Micro Devices, Inc. (b)	107,105	15,788,348
Analog Devices, Inc.	33,049	6,562,210
Applied Materials, Inc.	55,548	9,002,664
Broadcom, Inc.	29,116	32,500,735
Intel Corp.	279,589	14,049,347
KLA Corp.	9,036	5,252,627
Lam Research Corp.	8,750	6,853,525
Microchip Technology, Inc.	35,729	3,222,041
Micron Technology, Inc.	72,744	6,207,973
Monolithic Power Systems, Inc.	3,167	1,997,680
NVIDIA Corp.	163,833	81,133,378
NXP Semiconductors NV	17,087	3,924,542
ON Semiconductor Corp. (b)	28,543	2,384,197
Qorvo, Inc. (b)	6,314	711,020
QUALCOMM, Inc.	73,766	10,668,777
Skyworks Solutions, Inc.	10,508	1,181,309
Teradyne, Inc.	10,094	1,095,401
Texas Instruments, Inc.	60,146	10,252,487
		212,788,261
Software — 11.3%
Adobe, Inc. (b)	30,189	18,010,757
Akamai Technologies, Inc. (b)	9,939	1,176,281
ANSYS, Inc. (b)	5,782	2,098,172
Autodesk, Inc. (b)	14,141	3,443,051
Broadridge Financial Solutions, Inc.	7,713	1,586,950
Cadence Design Systems, Inc. (b)	18,090	4,927,173
Ceridian HCM Holding, Inc. (b)	10,326	693,081
Electronic Arts, Inc.	16,174	2,212,765
Fair Isaac Corp. (b)	1,649	1,919,453
Fidelity National Information Services, Inc.	39,557	2,376,189
Fiserv, Inc. (b)	39,744	5,279,593
Intuit, Inc.	18,602	11,626,808
Jack Henry & Associates, Inc.	4,920	803,977
Microsoft Corp.	492,936	185,363,653
MSCI, Inc.	5,245	2,966,834

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	105,401	$11,112,427
Paychex, Inc.	21,208	2,526,085
Paycom Software, Inc.	3,199	661,297
PTC, Inc. (b)	7,835	1,370,812
Roper Technologies, Inc.	7,113	3,877,794
Salesforce, Inc. (b)	64,491	16,970,162
ServiceNow, Inc. (b)	13,595	9,604,732
Synopsys, Inc. (b)	10,087	5,193,897
Take-Two Interactive Software, Inc. (b)	10,469	1,684,986
Tyler Technologies, Inc. (b)	2,829	1,182,861
		298,669,790
		737,382,405
Utilities — 2.4%
Electric — 2.2%
AES Corp.	43,854	844,190
Alliant Energy Corp.	16,949	869,484
Ameren Corp.	17,440	1,261,610
American Electric Power Co., Inc.	34,811	2,827,349
CenterPoint Energy, Inc.	41,752	1,192,855
CMS Energy Corp.	19,307	1,121,158
Consolidated Edison, Inc.	22,919	2,084,941
Constellation Energy Corp.	21,335	2,493,848
Dominion Energy, Inc.	55,625	2,614,375
DTE Energy Co.	13,721	1,512,878
Duke Energy Corp.	51,028	4,951,757
Edison International	25,456	1,819,849
Entergy Corp.	14,026	1,419,291
Evergy, Inc.	15,025	784,305
Eversource Energy	23,147	1,428,633
Exelon Corp.	66,017	2,370,010
FirstEnergy Corp.	34,226	1,254,725
NextEra Energy, Inc.	136,013	8,261,430
NRG Energy, Inc.	14,981	774,518
PG&E Corp.	141,905	2,558,547
Pinnacle West Capital Corp.	7,501	538,872
PPL Corp.	48,834	1,323,401
Public Service Enterprise Group, Inc.	32,849	2,008,716
Sempra	41,495	3,100,921
Southern Co.	72,117	5,056,844
WEC Energy Group, Inc.	20,985	1,766,307
Xcel Energy, Inc.	36,549	2,262,749
		58,503,563
Gas — 0.1%
Atmos Energy Corp.	9,919	1,149,612
NiSource, Inc.	26,946	715,416
		1,865,028
Water — 0.1%
American Water Works Co., Inc.	13,004	1,716,398

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$62,084,989

TOTAL COMMON STOCK (Cost $1,375,379,127)		2,655,450,556

TOTAL EQUITIES (Cost $1,375,379,127)		2,655,450,556

TOTAL LONG-TERM INVESTMENTS (Cost $1,375,379,127)		2,655,450,556

SHORT-TERM INVESTMENTS — 0.2%

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (c)	$5,402,390	5,402,390
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
5.327% 4/11/24 (d) (e)	55,000	54,207
5.335% 4/11/24 (d) (e)	55,000	54,207
5.341% 4/11/24 (d) (e)	15,000	14,784
5.344% 4/11/24 (d) (e)	10,000	9,856
5.348% 4/11/24 (d) (e)	40,000	39,424
5.352% 4/11/24 (d) (e)	70,000	68,991
5.359% 4/11/24 (d) (e)	35,000	34,496
5.376% 4/11/24 (d) (e)	50,000	49,280
5.389% 4/11/24 (d) (e)	20,000	19,712
5.397% 4/11/24 (d) (e)	10,000	9,856
5.437% 4/11/24 (d) (e)	20,000	19,712
5.517% 4/11/24 (d) (e)	25,000	24,640
5.524% 4/11/24 (d) (e)	30,000	29,568
5.524% 4/11/24 (d) (e)	25,000	24,640
5.570% 4/11/24 (d) (e)	5,000	4,928
		458,301

TOTAL SHORT-TERM INVESTMENTS (Cost $5,860,454)		5,860,691

TOTAL INVESTMENTS — 100.4% (Cost $1,381,239,581) (f)		2,661,311,247

Other Assets/(Liabilities) — (0.4)%		(11,338,066)

NET ASSETS — 100.0%		$2,649,973,181

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $814,498 or 0.03% of net assets. The Fund received $835,555 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Maturity value of $5,403,350. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $5,510,509.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/15/24	38	$9,023,241	$134,759

MassMutual Equity Opportunities Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.1%
Basic Materials — 4.3%
Chemicals — 3.9%
CF Industries Holdings, Inc.	68,500	$5,445,750
Linde PLC (LIN US)	47,236	19,400,297
		24,846,047
Forest Products & Paper — 0.4%
International Paper Co.	74,300	2,685,945
		27,531,992
Communications — 1.5%
Media — 1.5%
News Corp. Class A	226,843	5,568,996
News Corp. Class B	58,800	1,512,336
Walt Disney Co.	28,300	2,555,207
		9,636,539
		9,636,539
Consumer, Cyclical — 10.1%
Apparel — 3.2%
NIKE, Inc. Class B	188,583	20,474,456
Lodging — 0.5%
Las Vegas Sands Corp.	62,000	3,051,020
Retail — 6.4%
McDonald's Corp.	57,945	17,181,272
TJX Cos., Inc.	247,222	23,191,896
		40,373,168
		63,898,644
Consumer, Non-cyclical — 29.8%
Agriculture — 0.7%
Philip Morris International, Inc.	50,100	4,713,408
Beverages — 3.9%
Coca-Cola Co.	120,391	7,094,641
PepsiCo, Inc.	102,120	17,344,061
		24,438,702

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 6.0%
Colgate-Palmolive Co.	236,553	$18,855,640
Kenvue, Inc.	123,900	2,667,567
Procter & Gamble Co.	112,552	16,493,370
		38,016,577
Food — 0.5%
Conagra Brands, Inc.	113,100	3,241,446
Health Care – Products — 8.6%
Danaher Corp.	97,625	22,584,568
Medtronic PLC	132,535	10,918,233
Stryker Corp.	56,776	17,002,141
Zimmer Biomet Holdings, Inc.	31,600	3,845,720
		54,350,662
Health Care – Services — 5.2%
Elevance Health, Inc.	19,380	9,138,833
UnitedHealth Group, Inc.	44,574	23,466,874
		32,605,707
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	28,100	3,414,431
Pharmaceuticals — 4.4%
AbbVie, Inc.	13,100	2,030,107
Becton Dickinson & Co.	23,800	5,803,154
Johnson & Johnson	95,126	14,910,049
Sanofi SA ADR	60,800	3,023,584
Viatris, Inc.	191,400	2,072,862
		27,839,756
		188,620,689
Energy — 2.6%
Oil & Gas — 2.6%
ConocoPhillips	17,400	2,019,618
EOG Resources, Inc.	30,700	3,713,165
TotalEnergies SE	125,600	8,531,814
TotalEnergies SE Sponsored ADR (a)	35,200	2,371,776
		16,636,373
		16,636,373
Financial — 23.3%
Banks — 3.5%
Fifth Third Bancorp	200,700	6,922,143
US Bancorp	139,400	6,033,232
Wells Fargo & Co.	181,300	8,923,586
		21,878,961
Diversified Financial Services — 7.2%
American Express Co.	104,148	19,511,086

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Charles Schwab Corp.	63,700	$4,382,560
Visa, Inc. Class A	82,746	21,542,921
		45,436,567
Insurance — 8.5%
American International Group, Inc.	92,300	6,253,325
Chubb Ltd.	113,924	25,746,824
Equitable Holdings, Inc.	120,700	4,019,310
Marsh & McLennan Cos., Inc.	95,955	18,180,594
		54,200,053
Real Estate Investment Trusts (REITS) — 4.1%
American Tower Corp.	80,011	17,272,775
Equity Residential	68,200	4,171,112
Weyerhaeuser Co.	125,500	4,363,635
		25,807,522
		147,323,103
Industrial — 13.9%
Aerospace & Defense — 6.5%
Boeing Co. (b)	19,900	5,187,134
L3 Harris Technologies, Inc.	29,600	6,234,352
Lockheed Martin Corp.	16,737	7,585,877
Northrop Grumman Corp.	47,985	22,463,698
		41,471,061
Electronics — 3.2%
Honeywell International, Inc.	97,676	20,483,634
Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	48,700	4,777,470
Miscellaneous - Manufacturing — 1.0%
General Electric Co.	50,000	6,381,500
Transportation — 2.4%
Norfolk Southern Corp.	24,700	5,838,586
Union Pacific Corp.	37,169	9,129,450
		14,968,036
		88,081,701
Technology — 10.7%
Computers — 2.8%
Accenture PLC Class A	50,434	17,697,795
Semiconductors — 4.0%
QUALCOMM, Inc.	64,200	9,285,246
Samsung Electronics Co. Ltd.	52,000	3,162,636
Texas Instruments, Inc.	75,631	12,892,060
		25,339,942

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.9%
Microsoft Corp.	66,321	$24,939,349
		67,977,086
Utilities — 1.9%
Electric — 1.9%
Dominion Energy, Inc.	91,800	4,314,600
Southern Co.	108,700	7,622,044
		11,936,644

TOTAL COMMON STOCK (Cost $498,755,481)		621,642,771

PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.5%
Auto Manufacturers — 0.5%
Dr Ing hc F Porsche AG 1.262% (c)	21,800	1,922,458
Volkswagen AG 7.837%	12,300	1,518,277
		3,440,735

TOTAL PREFERRED STOCK (Cost $4,320,755)		3,440,735

TOTAL EQUITIES (Cost $503,076,236)		625,083,506

TOTAL LONG-TERM INVESTMENTS (Cost $503,076,236)		625,083,506

SHORT-TERM INVESTMENTS — 2.8%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	368,156	368,156
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	167	167

	Principal Amount
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (e)	$17,249,920	17,249,920

TOTAL SHORT-TERM INVESTMENTS (Cost $17,618,243)		17,618,243

TOTAL INVESTMENTS — 101.4% (Cost $520,694,479) (f)		642,701,749

Other Assets/(Liabilities) — (1.4)%		(8,899,466)

NET ASSETS — 100.0%		$633,802,283

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $2,334,491 or 0.37% of net assets. The Fund received $2,026,336 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $1,922,458 or 0.30% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $17,252,987. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $17,595,072.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Growth Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.5%

COMMON STOCK — 101.5%
Basic Materials — 0.7%
Chemicals — 0.7%
Celanese Corp.	1,210	$187,998
Communications — 5.4%
Internet — 4.8%
CDW Corp.	4,538	1,031,578
Palo Alto Networks, Inc. (a)	785	231,481
		1,263,059
Telecommunications — 0.6%
Nice Ltd. Sponsored ADR (a) (b)	850	169,583
		1,432,642
Consumer, Cyclical — 12.2%
Apparel — 0.5%
Tapestry, Inc.	3,390	124,786
Auto Parts & Equipment — 0.6%
Aptiv PLC (a)	1,680	150,730
Distribution & Wholesale — 2.0%
Copart, Inc. (a)	6,280	307,720
Watsco, Inc.	556	238,229
		545,949
Entertainment — 2.3%
DraftKings, Inc. Class A (a)	13,238	466,639
Live Nation Entertainment, Inc. (a)	1,450	135,720
		602,359
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	1,340	244,001
Retail — 5.9%
Chipotle Mexican Grill, Inc. (a)	94	214,974
Freshpet, Inc. (a)	4,093	355,109
Lululemon Athletica, Inc. (a)	289	147,763
Ross Stores, Inc.	6,152	851,375
		1,569,221
		3,237,046

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 30.6%
Beverages — 2.1%
Celsius Holdings, Inc. (a) (b)	4,503	$245,504
Constellation Brands, Inc. Class A	1,240	299,770
		545,274
Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc. (a)	1,621	310,276
Legend Biotech Corp. ADR (a)	2,960	178,103
		488,379
Commercial Services — 7.4%
CoStar Group, Inc. (a)	6,792	593,553
Gartner, Inc. (a)	1,594	719,069
Global Payments, Inc.	1,970	250,190
TransUnion	5,759	395,701
		1,958,513
Cosmetics & Personal Care — 0.8%
elf Beauty, Inc. (a)	1,492	215,355
Health Care – Products — 11.3%
Align Technology, Inc. (a)	1,855	508,270
Avantor, Inc. (a)	9,540	217,798
Cooper Cos., Inc.	598	226,307
Exact Sciences Corp. (a)	4,693	347,188
GE HealthCare Technologies, Inc. (a)	2,780	214,950
IDEXX Laboratories, Inc. (a)	551	305,833
Inspire Medical Systems, Inc. (a) (b)	1,686	342,983
Insulet Corp. (a)	1,135	246,272
Masimo Corp. (a) (b)	1,100	128,931
Repligen Corp. (a)	2,475	445,005
		2,983,537
Health Care – Services — 4.4%
ICON PLC (a)	2,775	785,519
Molina Healthcare, Inc. (a)	1,084	391,660
		1,177,179
Pharmaceuticals — 2.8%
Ascendis Pharma AS ADR (a)	2,680	337,546
Dexcom, Inc. (a)	3,300	409,497
		747,043
		8,115,280
Energy — 3.7%
Energy – Alternate Sources — 0.5%
Enphase Energy, Inc. (a)	1,080	142,711
Oil & Gas — 1.2%
Devon Energy Corp.	3,670	166,251

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diamondback Energy, Inc.	950	$147,326
		313,577
Oil & Gas Services — 0.5%
Halliburton Co.	3,350	121,102
Pipelines — 1.5%
Cheniere Energy, Inc.	2,360	402,876
		980,266
Financial — 6.5%
Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	346	131,421
Ares Management Corp. Class A	5,608	666,904
		798,325
Insurance — 1.6%
American International Group, Inc.	3,670	248,642
Arthur J Gallagher & Co.	760	170,909
		419,551
Real Estate Investment Trusts (REITS) — 1.9%
SBA Communications Corp.	1,949	494,442
		1,712,318
Industrial — 16.1%
Aerospace & Defense — 2.9%
Hexcel Corp.	4,481	330,474
TransDigm Group, Inc.	447	452,185
		782,659
Building Materials — 3.6%
Builders FirstSource, Inc. (a)	4,216	703,819
Vulcan Materials Co.	1,100	249,711
		953,530
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	1,430	235,793
Environmental Controls — 2.4%
Clean Harbors, Inc. (a)	2,523	440,289
Waste Connections, Inc.	1,310	195,543
		635,832
Machinery – Construction & Mining — 2.1%
BWX Technologies, Inc.	7,228	554,604
Machinery – Diversified — 1.3%
Rockwell Automation, Inc.	1,070	332,214
Miscellaneous - Manufacturing — 2.0%
Axon Enterprise, Inc. (a)	2,107	544,301

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.9%
JB Hunt Transport Services, Inc.	1,200	$239,688
		4,278,621
Technology — 26.3%
Computers — 2.3%
Genpact Ltd.	4,840	167,997
Western Digital Corp. (a)	3,190	167,060
Zscaler, Inc. (a)	1,230	272,519
		607,576
Office & Business Equipment — 0.5%
Zebra Technologies Corp. Class A (a)	490	133,932
Semiconductors — 4.0%
KLA Corp.	576	334,829
Marvell Technology, Inc.	3,200	192,992
Microchip Technology, Inc.	1,730	156,011
MKS Instruments, Inc.	1,360	139,903
Silicon Laboratories, Inc. (a)	1,807	239,012
		1,062,747
Software — 19.5%
Aspen Technology, Inc. (a)	1,937	426,431
Ceridian HCM Holding, Inc. (a)	7,854	527,160
Datadog, Inc. Class A (a)	1,760	213,629
Fair Isaac Corp. (a)	262	304,971
HubSpot, Inc. (a)	1,301	755,282
MongoDB, Inc. (a)	1,305	533,549
MSCI, Inc.	1,452	821,324
Procore Technologies, Inc. (a)	3,010	208,352
PTC, Inc. (a)	2,629	459,970
Take-Two Interactive Software, Inc. (a)	1,642	264,280
Veeva Systems, Inc. Class A (a)	1,820	350,386
ZoomInfo Technologies, Inc. (a)	17,498	323,538
		5,188,872
		6,993,127

TOTAL COMMON STOCK (Cost $22,722,190)		26,937,298

TOTAL EQUITIES (Cost $22,722,190)		26,937,298

TOTAL LONG-TERM INVESTMENTS (Cost $22,722,190)		26,937,298

SHORT-TERM INVESTMENTS — 0.7%

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (c)	$190,424	190,424

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $190,424)		$190,424

TOTAL INVESTMENTS — 102.2% (Cost $22,912,614) (d)		27,127,722

Other Assets/(Liabilities) — (2.2)%		(586,396)

NET ASSETS — 100.0%		$26,541,326

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $757,843 or 2.86% of net assets. The Fund received $773,970 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $190,458. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $194,267.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.6%
Basic Materials — 0.5%
Chemicals — 0.5%
Linde PLC	14,822	$6,087,543
Sherwin-Williams Co.	19,741	6,157,218
		12,244,761
Communications — 27.9%
Internet — 25.4%
Alibaba Group Holding Ltd. Sponsored ADR	108,008	8,371,700
Alphabet, Inc. Class A (a)	594,565	83,054,785
Alphabet, Inc. Class C (a)	608,660	85,778,454
Amazon.com, Inc. (a)	1,075,284	163,378,651
Booking Holdings, Inc. (a)	3,494	12,393,987
DoorDash, Inc., Class A (a)	35,304	3,491,213
Meta Platforms, Inc. Class A (a)	408,943	144,749,464
Netflix, Inc. (a)	132,354	64,440,515
Sea Ltd. ADR (a)	57,698	2,336,769
Shopify, Inc. Class A (a)	383,700	29,890,230
		597,885,768
Media — 1.9%
FactSet Research Systems, Inc.	34,359	16,390,961
Walt Disney Co.	316,488	28,575,701
		44,966,662
Telecommunications — 0.6%
T-Mobile US, Inc.	82,966	13,301,939
		656,154,369
Consumer, Cyclical — 7.2%
Apparel — 0.1%
NIKE, Inc. Class B	35,040	3,804,293
Auto Manufacturers — 3.7%
Tesla, Inc. (a)	347,207	86,273,995
Retail — 3.4%
Carvana Co. (a) (b)	68,527	3,627,819
Chipotle Mexican Grill, Inc. (a)	5,443	12,447,923
Dollar General Corp.	61,673	8,384,444
Lululemon Athletica, Inc. (a)	13,451	6,877,362
Ross Stores, Inc.	61,251	8,476,526

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Starbucks Corp.	184,081	$17,673,617
TJX Cos., Inc.	61,920	5,808,715
Yum China Holdings, Inc. (YUMC US)	105,595	4,480,396
Yum! Brands, Inc.	90,245	11,791,412
		79,568,214
		169,646,502
Consumer, Non-cyclical — 15.8%
Beverages — 1.3%
Monster Beverage Corp. (a)	543,611	31,317,430
Biotechnology — 2.7%
Illumina, Inc. (a)	96,897	13,491,938
Regeneron Pharmaceuticals, Inc. (a)	25,728	22,596,645
Vertex Pharmaceuticals, Inc. (a)	69,178	28,147,837
		64,236,420
Commercial Services — 1.5%
Adyen NV ADR (a) (b)	237,942	3,064,693
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $423,859) (a) (c) (d) (e)	1,214,643	1,189,378
Block, Inc. (a)	165,775	12,822,696
Cintas Corp.	4,131	2,489,589
PayPal Holdings, Inc. (a)	150,367	9,234,038
S&P Global, Inc.	16,166	7,121,446
		35,921,840
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	39,270	3,130,212
Procter & Gamble Co.	20,479	3,000,992
		6,131,204
Food — 0.2%
Mondelez International, Inc. Class A	50,150	3,632,365
Health Care – Products — 3.4%
Align Technology, Inc. (a)	3,154	864,196
Danaher Corp.	35,624	8,241,256
Intuitive Surgical, Inc. (a)	97,440	32,872,358
Stryker Corp.	25,059	7,504,168
Teleflex, Inc.	7,349	1,832,400
Thermo Fisher Scientific, Inc.	56,187	29,823,498
		81,137,876
Health Care – Services — 2.4%
Elevance Health, Inc.	11,767	5,548,847
Humana, Inc.	17,278	7,910,041
UnitedHealth Group, Inc.	80,358	42,306,076
		55,764,964
Pharmaceuticals — 4.0%
AstraZeneca PLC Sponsored ADR	46,386	3,124,097
Eli Lilly & Co.	66,414	38,714,049

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Novartis AG Sponsored ADR	130,411	$13,167,599
Novo Nordisk AS Sponsored ADR	196,039	20,280,234
Roche Holding AG Sponsored ADR (b)	296,660	10,747,992
Sandoz Group AG ADR (a) (b)	26,082	834,885
Zoetis, Inc.	38,988	7,695,061
		94,563,917
		372,706,016
Energy — 0.2%
Oil & Gas Services — 0.2%
Schlumberger NV	80,877	4,208,839
Financial — 7.7%
Banks — 0.4%
Goldman Sachs Group, Inc.	9,223	3,557,957
Morgan Stanley	66,261	6,178,838
		9,736,795
Diversified Financial Services — 6.4%
Charles Schwab Corp.	72,844	5,011,667
Mastercard, Inc. Class A	80,027	34,132,316
SEI Investments Co.	195,723	12,438,197
Visa, Inc. Class A (b)	381,413	99,300,874
		150,883,054
Insurance — 0.9%
Chubb Ltd.	59,426	13,430,276
Marsh & McLennan Cos., Inc.	41,901	7,938,983
		21,369,259
		181,989,108
Industrial — 4.3%
Aerospace & Defense — 2.7%
Boeing Co. (a)	225,947	58,895,345
TransDigm Group, Inc.	3,391	3,430,336
		62,325,681
Electronics — 0.1%
TE Connectivity Ltd.	16,370	2,299,985
Environmental Controls — 0.0%
Veralto Corp.	12,429	1,022,409
Machinery – Diversified — 0.3%
Deere & Co.	16,081	6,430,309
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	53,741	6,858,964
Transportation — 0.9%
Expeditors International of Washington, Inc.	130,402	16,587,134

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc.	12,308	$4,988,802
		21,575,936
		100,513,284
Technology — 34.7%
Computers — 5.8%
Apple, Inc.	687,480	132,360,525
Crowdstrike Holdings, Inc. Class A (a)	11,448	2,922,903
Fortinet, Inc. (a)	16,745	980,085
		136,263,513
Semiconductors — 9.3%
Advanced Micro Devices, Inc. (a)	61,404	9,051,564
ASML Holding NV (b)	19,861	15,033,188
Lam Research Corp.	2,664	2,086,605
Monolithic Power Systems, Inc.	12,551	7,916,920
NVIDIA Corp.	320,879	158,905,698
QUALCOMM, Inc.	126,232	18,256,934
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	43,281	4,501,224
Texas Instruments, Inc.	17,524	2,987,141
		218,739,274
Software — 19.6%
Atlassian Corp. Class A (a)	20,487	4,873,038
Autodesk, Inc. (a)	131,510	32,020,055
Bill Holdings, Inc. (a)	34,671	2,828,807
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $2,302,739) (a) (c) (d) (e)	1,351	1,441,059
Confluent, Inc. Class A (a)	66,175	1,548,495
Datadog, Inc. Class A (a)	22,090	2,681,284
Fiserv, Inc. (a)	21,365	2,838,127
Gusto, Inc. (Acquired 10/04/21, Cost $765,943) (a) (c) (d) (e)	26,606	409,200
Intuit, Inc.	24,824	15,515,745
Microsoft Corp.	628,969	236,517,503
MongoDB, Inc. (a)	18,631	7,617,284
MSCI, Inc.	2,525	1,428,266
Oracle Corp.	395,389	41,685,862
Roper Technologies, Inc.	17,743	9,672,951
Salesforce, Inc. (a)	132,032	34,742,901
ServiceNow, Inc. (a)	45,266	31,979,976
Snowflake, Inc. Class A (a)	14,931	2,971,269
Synopsys, Inc. (a)	30,756	15,836,572
Veeva Systems, Inc. Class A (a)	14,663	2,822,921
Workday, Inc. Class A (a)	45,821	12,649,345
		462,080,660
		817,083,447
Utilities — 0.3%
Electric — 0.3%
Constellation Energy Corp.	56,938	6,655,482

TOTAL COMMON STOCK (Cost $1,404,377,765)		2,321,201,808

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.2%
Technology — 0.2%
Software — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	$90,666
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	10,667
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	13,788	1,013,418
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	29,970	2,202,795
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	565,446
		3,882,992

TOTAL PREFERRED STOCK (Cost $4,296,922)		3,882,992

TOTAL EQUITIES (Cost $1,408,674,687)		2,325,084,800

	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Retail — 0.1%
Carvana Co.
12.000% 12/01/28 (f)	$770,000	653,495
13.000% 6/01/30 (f)	1,155,000	971,453
14.000% 6/01/31 (f)	1,367,000	1,167,645
		2,792,593

TOTAL CORPORATE DEBT (Cost $3,645,200)		2,792,593

TOTAL BONDS & NOTES (Cost $3,645,200)		2,792,593

TOTAL LONG-TERM INVESTMENTS (Cost $1,412,319,887)		2,327,877,393

SHORT-TERM INVESTMENTS — 0.9%

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	881,934	881,934
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	107	107

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (h)	$20,405,990	20,405,990

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $21,288,031)		$21,288,031

TOTAL INVESTMENTS — 99.8% (Cost $1,433,607,918) (i)		2,349,165,424

Other Assets/(Liabilities) — 0.2%		4,815,204

NET ASSETS — 100.0%		$2,353,980,628

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $9,966,642 or 0.42% of net assets. The Fund received $9,303,586 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $6,922,629 or 0.29% of net assets.
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $6,922,629 or 0.29% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Investment is valued using significant unobservable inputs.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $2,792,593 or 0.12% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $20,409,618. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $20,814,217.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Growth Opportunities Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 102.0%

COMMON STOCK — 102.0%
Basic Materials — 1.3%
Chemicals — 1.3%
Linde PLC	4,457	$1,830,534
Communications — 23.8%
Internet — 23.8%
Airbnb, Inc. Class A (a)	7,731	1,052,498
Alphabet, Inc. Class A (a)	22,673	3,167,191
Amazon.com, Inc. (a)	74,943	11,386,839
DoorDash, Inc., Class A (a)	16,454	1,627,136
Match Group, Inc. (a)	27,775	1,013,788
Meta Platforms, Inc. Class A (a)	10,146	3,591,278
Netflix, Inc. (a)	4,203	2,046,357
Okta, Inc. (a)	17,792	1,610,710
Sea Ltd. ADR (a)	20,417	826,889
Shopify, Inc. Class A (a)	32,472	2,529,569
Uber Technologies, Inc. (a)	81,858	5,039,997
		33,892,252
Consumer, Cyclical — 3.4%
Apparel — 1.2%
NIKE, Inc. Class B	15,877	1,723,766
Distribution & Wholesale — 1.2%
Copart, Inc. (a)	34,057	1,668,793
Retail — 1.0%
Floor & Decor Holdings, Inc. Class A (a)	12,373	1,380,332
		4,772,891
Consumer, Non-cyclical — 19.1%
Biotechnology — 1.9%
Corteva, Inc.	34,582	1,657,170
Ultragenyx Pharmaceutical, Inc. (a)	23,249	1,111,767
		2,768,937
Commercial Services — 5.1%
Block, Inc. (a)	40,746	3,151,703
CoStar Group, Inc. (a)	18,265	1,596,178
S&P Global, Inc.	5,667	2,496,427
		7,244,308

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 6.8%
10X Genomics, Inc. Class A (a)	20,501	$1,147,236
Align Technology, Inc. (a)	3,202	877,348
Danaher Corp.	7,361	1,702,893
Edwards Lifesciences Corp. (a)	50,371	3,840,789
Intuitive Surgical, Inc. (a)	6,278	2,117,946
		9,686,212
Health Care – Services — 1.1%
IQVIA Holdings, Inc. (a)	6,449	1,492,170
Pharmaceuticals — 4.2%
Dexcom, Inc. (a)	39,355	4,883,562
Eli Lilly & Co.	1,846	1,076,070
		5,959,632
		27,151,259
Financial — 12.1%
Banks — 1.3%
NU Holdings Ltd. Class A (a)	213,841	1,781,295
Diversified Financial Services — 9.5%
CME Group, Inc.	15,775	3,322,215
Mastercard, Inc. Class A	8,799	3,752,862
Visa, Inc. Class A	24,883	6,478,289
		13,553,366
Private Equity — 1.3%
KKR & Co., Inc.	22,254	1,843,744
		17,178,405
Industrial — 6.1%
Aerospace & Defense — 2.2%
Boeing Co. (a)	12,135	3,163,109
Environmental Controls — 1.9%
Waste Management, Inc.	15,065	2,698,141
Transportation — 2.0%
Canadian Pacific Kansas City Ltd. (b)	36,561	2,890,513
		8,751,763
Technology — 36.2%
Semiconductors — 10.1%
Advanced Micro Devices, Inc. (a)	16,515	2,434,476
Entegris, Inc.	17,497	2,096,490
Lam Research Corp.	2,995	2,345,864
NVIDIA Corp.	15,177	7,515,954
		14,392,784
Software — 26.1%
Atlassian Corp. Class A (a)	11,284	2,684,012

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cloudflare, Inc. Class A (a)	17,819	$1,483,610
Datadog, Inc. Class A (a)	33,500	4,066,230
Microsoft Corp.	39,959	15,026,183
ServiceNow, Inc. (a)	11,533	8,147,949
Snowflake, Inc. Class A (a)	17,392	3,461,008
Veeva Systems, Inc. Class A (a)	11,534	2,220,526
		37,089,518
		51,482,302

TOTAL COMMON STOCK (Cost $113,868,136)		145,059,406

TOTAL EQUITIES (Cost $113,868,136)		145,059,406

TOTAL LONG-TERM INVESTMENTS (Cost $113,868,136)		145,059,406

SHORT-TERM INVESTMENTS — 2.8%
Investment of Cash Collateral from Securities Loaned — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,922,746	2,922,746

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$1,123,127	1,123,127

TOTAL SHORT-TERM INVESTMENTS (Cost $4,045,873)		4,045,873

TOTAL INVESTMENTS — 104.8% (Cost $117,914,009) (e)		149,105,279

Other Assets/(Liabilities) — (4.8)%		(6,857,644)

NET ASSETS — 100.0%		$142,247,635

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $2,861,577 or 2.01% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,123,326. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,145,728.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Value Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.7%
Basic Materials — 4.0%
Chemicals — 3.0%
Akzo Nobel NV	4,894	$404,369
CF Industries Holdings, Inc.	5,453	433,514
Huntsman Corp.	8,245	207,197
LyondellBasell Industries NV Class A	5,174	491,944
Mosaic Co.	11,000	393,030
Olin Corp.	16,146	871,077
		2,801,131
Iron & Steel — 1.0%
Cleveland-Cliffs, Inc. (a)	2,297	46,905
Nucor Corp.	3,464	602,874
Steel Dynamics, Inc.	2,782	328,554
		978,333
		3,779,464
Communications — 8.9%
Advertising — 0.6%
Interpublic Group of Cos., Inc.	11,543	376,764
Omnicom Group, Inc.	2,522	218,178
		594,942
Internet — 3.0%
Coupang, Inc. (a)	6,226	100,799
DoorDash, Inc., Class A (a)	2,733	270,266
eBay, Inc.	11,636	507,562
Etsy, Inc. (a)	2,269	183,903
Expedia Group, Inc. (a)	1,609	244,230
F5, Inc. (a)	2,303	412,191
IAC, Inc. (a)	10,600	555,228
TripAdvisor, Inc. (a)	4,522	97,359
VeriSign, Inc. (a)	2,179	448,787
		2,820,325
Media — 4.6%
Altice USA, Inc. Class A (a)	50,383	163,745
DISH Network Corp. Class A (a)	30,900	178,293
Fox Corp. Class A	13,800	409,446
Fox Corp. Class B	12,800	353,920
Liberty Broadband Corp. Class C (a)	9,200	741,428
Liberty Global Ltd. Class A (a)	44,000	781,880
Liberty Media Corp-Liberty SiriusXM Class C (a)	24,402	702,289

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class A	24,700	$606,385
Warner Bros Discovery, Inc. (a)	29,227	332,603
		4,269,989
Telecommunications — 0.7%
BCE, Inc. (b)	6,846	269,541
Corning, Inc.	3,631	110,564
Juniper Networks, Inc.	8,879	261,753
		641,858
		8,327,114
Consumer, Cyclical — 8.6%
Airlines — 0.9%
Delta Air Lines, Inc.	6,077	244,477
Southwest Airlines Co.	16,109	465,228
United Airlines Holdings, Inc. (a)	4,249	175,314
		885,019
Apparel — 0.2%
Crocs, Inc. (a)	644	60,156
Deckers Outdoor Corp. (a)	151	100,933
Skechers USA, Inc. Class A (a)	594	37,030
		198,119
Auto Manufacturers — 1.1%
Cummins, Inc.	3,067	734,761
PACCAR, Inc.	3,136	306,230
		1,040,991
Auto Parts & Equipment — 1.0%
Allison Transmission Holdings, Inc.	1,655	96,238
Aptiv PLC (a)	2,798	251,037
BorgWarner, Inc.	9,454	338,926
Cie Generale des Etablissements Michelin SCA Class A	5,703	204,926
Phinia, Inc.	1,163	35,227
		926,354
Distribution & Wholesale — 1.2%
Bunzl PLC	9,752	395,844
LKQ Corp.	12,000	573,480
W.W. Grainger, Inc.	131	108,558
		1,077,882
Home Builders — 0.6%
DR Horton, Inc.	1,783	270,980
Lennar Corp. Class A	1,885	280,941
		551,921
Leisure Time — 0.0%
YETI Holdings, Inc. (a)	600	31,068

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	2,992	$544,813
MGM Resorts International	6,691	298,954
		843,767
Retail — 2.7%
Advance Auto Parts, Inc.	3,900	238,017
Beacon Roofing Supply, Inc. (a)	3,839	334,070
Best Buy Co., Inc.	664	51,978
Dollar General Corp.	1,800	244,710
Dollar Tree, Inc. (a)	7,114	1,010,544
MSC Industrial Direct Co., Inc. Class A	2,740	277,452
Ross Stores, Inc.	1,585	219,348
Ulta Beauty, Inc. (a)	217	106,328
		2,482,447
		8,037,568
Consumer, Non-cyclical — 18.7%
Beverages — 0.1%
Heineken NV	1,304	132,676
Biotechnology — 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	2,595	837,899
Incyte Corp. (a)	1,449	90,983
Royalty Pharma PLC Class A	10,095	283,569
		1,212,451
Commercial Services — 2.0%
Clarivate PLC (a) (b)	62,900	582,454
Euronet Worldwide, Inc. (a)	890	90,326
FleetCor Technologies, Inc. (a)	2,100	593,481
Global Payments, Inc.	3,900	495,300
Grand Canyon Education, Inc. (a)	82	10,827
Shift4 Payments, Inc. Class A (a)	1,265	94,040
		1,866,428
Cosmetics & Personal Care — 0.2%
Kenvue, Inc.	7,282	156,781
Food — 4.0%
Conagra Brands, Inc.	26,615	762,786
General Mills, Inc.	5,155	335,797
Kellanova	1,026	57,364
Koninklijke Ahold Delhaize NV	20,444	586,998
Kroger Co.	4,998	228,458
Performance Food Group Co. (a)	516	35,681
Post Holdings, Inc. (a)	6,500	572,390
Seaboard Corp.	9	32,131
Tyson Foods, Inc. Class A	10,800	580,500
U.S. Foods Holding Corp. (a)	11,141	505,913
		3,698,018

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 2.9%
Agilent Technologies, Inc.	263	$36,565
Align Technology, Inc. (a)	501	137,274
Baxter International, Inc.	1,991	76,972
Envista Holdings Corp. (a)	9,272	223,084
Hologic, Inc. (a)	10,227	730,719
Koninklijke Philips NV (a) (b)	21,437	500,125
West Pharmaceutical Services, Inc.	98	34,508
Zimmer Biomet Holdings, Inc.	8,285	1,008,285
		2,747,532
Health Care – Services — 3.4%
Catalent, Inc. (a)	5,900	265,087
Centene Corp. (a)	10,821	803,027
Laboratory Corp. of America Holdings	4,247	965,301
Quest Diagnostics, Inc.	4,522	623,493
Universal Health Services, Inc. Class B	3,712	565,857
		3,222,765
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	4,769	579,481
Pharmaceuticals — 4.2%
Becton Dickinson & Co.	747	182,141
Cardinal Health, Inc.	3,739	376,891
Cencora, Inc.	2,491	511,602
DENTSPLY SIRONA, Inc.	5,952	211,832
Elanco Animal Health, Inc. (a)	20,472	305,033
Henry Schein, Inc. (a)	9,685	733,251
Jazz Pharmaceuticals PLC (a)	3,735	459,405
Neurocrine Biosciences, Inc. (a)	918	120,956
Organon & Co.	21,800	314,356
Perrigo Co. PLC	20,600	662,908
Premier, Inc. Class A	3,948	88,277
		3,966,652
		17,582,784
Energy — 6.1%
Energy – Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	898	118,662
Oil & Gas — 3.1%
Chesapeake Energy Corp. (b)	5,300	407,782
Diamondback Energy, Inc.	3,801	589,459
EQT Corp.	12,564	485,724
HF Sinclair Corp.	6,522	362,428
Marathon Oil Corp.	18,424	445,124
Noble Corp. PLC	3,500	168,560
Occidental Petroleum Corp.	5,628	336,048
Southwestern Energy Co. (a)	19,653	128,727
		2,923,852
Oil & Gas Services — 0.8%
Baker Hughes Co.	21,637	739,552

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 2.0%
Cheniere Energy, Inc.	311	$53,091
Enterprise Products Partners LP (c)	23,200	611,320
Kinder Morgan, Inc.	38,800	684,432
Williams Cos., Inc.	15,800	550,314
		1,899,157
		5,681,223
Financial — 19.9%
Banks — 4.1%
Bank of New York Mellon Corp.	13,474	701,322
Commerce Bancshares, Inc.	3,598	192,169
East West Bancorp, Inc.	4,637	333,632
First Citizens BancShares, Inc. Class A	194	275,280
First Hawaiian, Inc.	7,956	181,874
First Horizon Corp.	13,928	197,221
Northern Trust Corp.	8,343	703,982
Prosperity Bancshares, Inc.	2,065	139,863
Synovus Financial Corp.	7,557	284,521
Truist Financial Corp.	10,795	398,551
US Bancorp	3,290	142,391
Westamerica BanCorp	2,746	154,902
Zions Bancorp NA	2,968	130,206
		3,835,914
Diversified Financial Services — 2.4%
Ally Financial, Inc.	15,080	526,593
Apollo Global Management, Inc.	1,168	108,846
Blue Owl Capital, Inc.	1,978	29,472
Coinbase Global, Inc. Class A (a)	658	114,439
Discover Financial Services	1,114	125,214
LPL Financial Holdings, Inc.	464	105,616
Stifel Financial Corp.	4,287	296,446
Synchrony Financial	2,210	84,400
T. Rowe Price Group, Inc.	4,046	435,714
Tradeweb Markets, Inc. Class A	761	69,160
XP, Inc. Class A	11,374	296,520
		2,192,420
Insurance — 7.2%
Aflac, Inc.	2,227	183,727
Allstate Corp.	13,270	1,857,535
Arch Capital Group Ltd. (a)	5,300	393,631
Axis Capital Holdings Ltd.	409	22,646
Fidelity National Financial, Inc.	12,100	617,342
Hanover Insurance Group, Inc.	1,953	237,133
Hartford Financial Services Group, Inc.	7,102	570,859
Markel Group, Inc. (a)	500	709,950
Old Republic International Corp.	8,700	255,780
Reinsurance Group of America, Inc.	5,534	895,291
Willis Towers Watson PLC	4,288	1,034,266
		6,778,160

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 6.2%
AvalonBay Communities, Inc.	2,771	$518,787
Camden Property Trust	622	61,758
EPR Properties	278	13,469
Equity Residential	903	55,228
Essex Property Trust, Inc.	1,612	399,679
Gaming & Leisure Properties, Inc.	9,100	449,085
Healthpeak Properties, Inc.	34,918	691,376
Host Hotels & Resorts, Inc.	8,393	163,412
JBG SMITH Properties	18,143	308,612
Mid-America Apartment Communities, Inc.	3,375	453,803
Public Storage	1,271	387,655
Realty Income Corp.	9,050	519,651
Regency Centers Corp.	6,115	409,705
Simon Property Group, Inc.	3,946	562,857
UDR, Inc.	2,187	83,740
VICI Properties, Inc.	6,700	213,596
Weyerhaeuser Co.	12,258	426,211
WP Carey, Inc.	1,846	119,639
		5,838,263
		18,644,757
Industrial — 13.7%
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	145	32,305
General Dynamics Corp.	637	165,410
Howmet Aerospace, Inc.	9,354	506,238
		703,953
Building Materials — 1.9%
AZEK Co., Inc. (a)	2,241	85,718
Builders FirstSource, Inc. (a)	1,700	283,798
Cie de Saint-Gobain SA	4,033	298,225
Johnson Controls International PLC	3,907	225,200
Louisiana-Pacific Corp.	4,300	304,569
Trane Technologies PLC	2,362	576,092
		1,773,602
Electrical Components & Equipment — 0.6%
Emerson Electric Co.	5,546	539,792
Electronics — 2.6%
Amphenol Corp. Class A	5,677	562,761
Flex Ltd. (a)	8,800	268,048
Garmin Ltd.	1,467	188,568
Hubbell, Inc.	209	68,746
Keysight Technologies, Inc. (a)	3,119	496,202
TE Connectivity Ltd.	2,573	361,507
Vontier Corp.	15,702	542,504
		2,488,336
Engineering & Construction — 0.4%
EMCOR Group, Inc.	145	31,237

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vinci SA	2,964	$372,258
		403,495
Environmental Controls — 0.8%
Republic Services, Inc.	4,413	727,748
Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	3,085	334,445
Machinery – Diversified — 0.5%
CNH Industrial NV	25,200	306,936
Crane Co.	244	28,826
Gates Industrial Corp. PLC (a)	2,305	30,933
IMI PLC	5,970	127,795
		494,490
Miscellaneous - Manufacturing — 1.5%
Carlisle Cos., Inc.	214	66,860
Donaldson Co., Inc.	3,454	225,719
ITT, Inc.	1,279	152,610
Parker-Hannifin Corp.	1,438	662,487
Textron, Inc.	3,610	290,316
		1,397,992
Packaging & Containers — 1.6%
Amcor PLC	44,821	432,075
Graphic Packaging Holding Co.	19,900	490,535
Packaging Corp. of America	2,176	354,492
Sonoco Products Co.	3,807	212,697
		1,489,799
Shipbuilding — 1.4%
Huntington Ingalls Industries, Inc.	4,932	1,280,544
Transportation — 1.3%
FedEx Corp.	1,200	303,564
Heartland Express, Inc.	13,434	191,569
Kirby Corp. (a)	318	24,957
Norfolk Southern Corp.	2,511	593,550
Ryder System, Inc.	634	72,948
		1,186,588
		12,820,784
Technology — 4.8%
Computers — 1.4%
Amdocs Ltd.	4,643	408,073
Crowdstrike Holdings, Inc. Class A (a)	543	138,639
Genpact Ltd.	648	22,492
Hewlett Packard Enterprise Co.	19,300	327,714
HP, Inc.	10,426	313,719
Pure Storage, Inc. Class A (a)	2,564	91,432
		1,302,069

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 0.7%
Cirrus Logic, Inc. (a)	2,528	$210,304
IPG Photonics Corp. (a)	178	19,320
Qorvo, Inc. (a)	2,010	226,346
Skyworks Solutions, Inc.	626	70,375
Teradyne, Inc.	1,428	154,967
		681,312
Software — 2.7%
Datadog, Inc. Class A (a)	437	53,043
DocuSign, Inc. (a)	2,512	149,338
Doximity, Inc. Class A (a)	2,487	69,736
Dropbox, Inc. Class A (a)	1,382	40,741
Dynatrace, Inc. (a)	2,134	116,709
Elastic NV (a)	1,273	143,467
Electronic Arts, Inc.	5,037	689,112
Fidelity National Information Services, Inc.	5,800	348,406
HubSpot, Inc. (a)	219	127,138
MSCI, Inc.	893	505,126
Paycom Software, Inc.	93	19,225
Smartsheet, Inc. Class A (a)	2,644	126,436
Veeva Systems, Inc. Class A (a)	489	94,142
		2,482,619
		4,466,000
Utilities — 12.0%
Electric — 9.9%
CenterPoint Energy, Inc.	16,700	477,119
CMS Energy Corp.	4,909	285,066
Dominion Energy, Inc.	21,000	987,000
Duke Energy Corp.	4,761	462,007
Edison International	14,098	1,007,866
Entergy Corp.	4,952	501,093
Evergy, Inc.	22,656	1,182,643
Eversource Energy	12,920	797,422
Exelon Corp.	17,100	613,890
Northwestern Energy Group, Inc.	10,123	515,160
OGE Energy Corp.	23,219	811,040
PG&E Corp.	31,178	562,139
Pinnacle West Capital Corp.	3,568	256,325
Vistra Corp.	13,626	524,874
WEC Energy Group, Inc.	3,237	272,458
		9,256,102
Gas — 2.1%
Atmos Energy Corp.	663	76,842
National Fuel Gas Co.	8,700	436,479
NiSource, Inc.	31,000	823,050
ONE Gas, Inc.	2,618	166,819

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spire, Inc.	8,390	$523,032
		2,026,222
		11,282,324

TOTAL COMMON STOCK (Cost $85,785,937)		90,622,018

PREFERRED STOCK — 0.3%
Consumer, Non-cyclical — 0.3%
Household Products & Wares — 0.3%
Henkel AG & Co. KGaA 2.542%	3,199	257,302

TOTAL PREFERRED STOCK (Cost $217,046)		257,302

TOTAL EQUITIES (Cost $86,002,983)		90,879,320

TOTAL LONG-TERM INVESTMENTS (Cost $86,002,983)		90,879,320

SHORT-TERM INVESTMENTS — 3.0%

	Principal Amount
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$2,833,902	2,833,902

TOTAL SHORT-TERM INVESTMENTS (Cost $2,833,902)		2,833,902

TOTAL INVESTMENTS — 100.0% (Cost $88,836,885) (e)		93,713,222

Other Assets/(Liabilities) — 0.0%		37,018

NET ASSETS — 100.0%		$93,750,240

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $1,496,406 or 1.60% of net assets. The Fund received $1,539,238 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Maturity value of $2,834,406. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 4.875%, maturity date of 11/30/25 , and an aggregate market value, including accrued interest, of $2,890,696.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/28/24	USD	673,485	EUR	613,683	$(6,300)
Goldman Sachs & Co.	3/28/24	USD	225,514	CAD	301,598	(2,363)
Goldman Sachs & Co.	3/28/24	USD	451,664	GBP	356,317	(2,701)
JP Morgan Chase Bank N.A.	3/28/24	USD	624,723	EUR	569,240	(5,831)
Morgan Stanley & Co. LLC	3/28/24	USD	624,723	EUR	569,240	(5,831)
						$(23,026)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 8.4%
Chemicals — 4.8%
Axalta Coating Systems Ltd. (a)	12,838	$436,107
Cabot Corp.	9,072	757,512
Element Solutions, Inc.	23,801	550,755
HB Fuller Co.	4,467	363,658
Mativ Holdings, Inc.	28,542	436,978
		2,545,010
Iron & Steel — 1.4%
ATI, Inc. (a)	16,032	728,975
Mining — 2.2%
Ferroglobe PLC (a)	78,900	513,639
Kaiser Aluminum Corp.	9,704	690,828
		1,204,467
		4,478,452
Communications — 4.5%
Internet — 2.2%
ePlus, Inc. (a)	5,445	434,729
Perficient, Inc. (a)	5,293	348,385
Shutterstock, Inc.	8,145	393,241
		1,176,355
Telecommunications — 2.3%
Ciena Corp. (a)	15,822	712,148
Infinera Corp. (a)	107,844	512,259
		1,224,407
		2,400,762
Consumer, Cyclical — 13.1%
Apparel — 1.5%
Kontoor Brands, Inc.	8,323	519,522
Oxford Industries, Inc.	2,968	296,800
		816,322
Auto Parts & Equipment — 4.9%
Adient PLC (a)	18,986	690,331
American Axle & Manufacturing Holdings, Inc. (a)	68,984	607,749
Gentherm, Inc. (a)	11,180	585,385

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Goodyear Tire & Rubber Co. (a)	25,366	$363,241
Visteon Corp. (a)	2,732	341,227
		2,587,933
Food Services — 0.7%
Aramark	13,571	381,345
Home Builders — 1.4%
Century Communities, Inc.	3,863	352,074
Tri Pointe Homes, Inc. (a)	11,017	390,002
		742,076
Home Furnishing — 0.8%
Sonos, Inc. (a)	25,775	441,783
Lodging — 0.7%
Wyndham Hotels & Resorts, Inc.	4,744	381,465
Office Furnishings — 0.8%
Interface, Inc.	33,965	428,638
Retail — 1.9%
Boot Barn Holdings, Inc. (a)	1,653	126,884
Dave & Buster's Entertainment, Inc. (a)	9,478	510,390
Five Below, Inc. (a)	1,616	344,467
		981,741
Textiles — 0.4%
UniFirst Corp.	1,030	188,397
		6,949,700
Consumer, Non-cyclical — 12.7%
Agriculture — 1.5%
Darling Ingredients, Inc. (a)	16,032	799,035
Commercial Services — 5.1%
BrightView Holdings, Inc. (a)	13,469	113,409
Colliers International Group, Inc. (b)	3,073	388,796
Huron Consulting Group, Inc. (a)	2,635	270,878
Monro, Inc.	9,964	292,344
Sterling Check Corp. (a)	29,630	412,450
Vestis Corp.	23,517	497,149
WillScot Mobile Mini Holdings Corp. (a)	16,032	713,424
		2,688,450
Food — 3.1%
Hain Celestial Group, Inc. (a)	66,875	732,281
Post Holdings, Inc. (a)	3,440	302,926
SunOpta, Inc. (a)	59,491	325,416
U.S. Foods Holding Corp. (a)	6,554	297,617
		1,658,240
Health Care – Products — 1.8%
Haemonetics Corp. (a)	2,649	226,516
ICU Medical, Inc. (a)	2,758	275,083

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Integra LifeSciences Holdings Corp. (a)	10,909	$475,087
		976,686
Household Products & Wares — 1.2%
ACCO Brands Corp.	37,146	225,848
Spectrum Brands Holdings, Inc.	4,856	387,363
		613,211
		6,735,622
Energy — 4.3%
Oil & Gas — 2.3%
Chesapeake Energy Corp. (b)	3,921	301,682
Chord Energy Corp.	2,787	463,283
Sitio Royalties Corp. Class A	19,580	460,326
		1,225,291
Oil & Gas Services — 2.0%
Atlas Energy Solutions, Inc.	31,644	544,910
NOW, Inc. (a)	43,585	493,382
		1,038,292
		2,263,583
Financial — 26.8%
Banks — 13.8%
Cadence Bank	10,923	323,212
Columbia Banking System, Inc.	30,378	810,485
Eastern Bankshares, Inc.	16,589	235,564
First Citizens BancShares, Inc. Class A	308	437,043
First Interstate BancSystem, Inc. Class A	3,906	120,109
Hancock Whitney Corp.	7,677	373,025
International Bancshares Corp.	4,862	264,104
Live Oak Bancshares, Inc.	19,618	892,619
OFG Bancorp	27,635	1,035,760
Seacoast Banking Corp. of Florida	13,339	379,628
Synovus Financial Corp.	7,820	294,423
Texas Capital Bancshares, Inc. (a)	14,345	927,117
Triumph Financial, Inc. (a)	11,181	896,493
Webster Financial Corp.	7,183	364,609
		7,354,191
Diversified Financial Services — 3.1%
Air Lease Corp.	9,463	396,878
Bread Financial Holdings, Inc.	11,040	363,658
Burford Capital Ltd.	35,863	559,463
Houlihan Lokey, Inc.	2,794	335,028
		1,655,027
Insurance — 4.6%
Assured Guaranty Ltd.	4,600	344,218
Kemper Corp.	9,687	471,466
NMI Holdings, Inc. Class A (a)	10,114	300,183

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ProAssurance Corp.	20,705	$285,522
Reinsurance Group of America, Inc.	2,652	429,041
SiriusPoint Ltd. (a)	26,885	311,866
White Mountains Insurance Group Ltd.	201	302,507
		2,444,803
Real Estate Investment Trusts (REITS) — 5.3%
Alexander & Baldwin, Inc.	13,369	254,278
Centerspace	4,638	269,932
Independence Realty Trust, Inc.	21,935	335,605
Kimco Realty Corp.	19,083	406,659
LXP Industrial Trust	23,684	234,945
NETSTREIT Corp.	15,808	282,173
Pebblebrook Hotel Trust	23,041	368,195
Phillips Edison & Co., Inc.	7,189	262,255
PotlatchDeltic Corp.	7,777	381,851
		2,795,893
		14,249,914
Industrial — 21.9%
Aerospace & Defense — 0.1%
Leonardo DRS, Inc. (a)	3,596	72,064
Building Materials — 4.1%
American Woodmark Corp. (a)	4,810	446,608
Fortune Brands Innovations, Inc.	5,392	410,547
Gibraltar Industries, Inc. (a)	9,914	783,008
Masonite International Corp. (a)	6,750	571,455
		2,211,618
Electrical Components & Equipment — 0.9%
Belden, Inc.	4,712	364,002
Generac Holdings, Inc. (a)	1,142	147,592
		511,594
Electronics — 3.3%
Brady Corp. Class A	7,233	424,505
Coherent Corp. (a)	22,994	1,000,929
CTS Corp.	7,675	335,704
		1,761,138
Environmental Controls — 1.1%
Enviri Corp. (a)	64,512	580,608
Hand & Machine Tools — 2.7%
Enerpac Tool Group Corp.	29,534	918,212
Kennametal, Inc.	19,408	500,532
		1,418,744
Machinery – Diversified — 0.9%
Middleby Corp. (a)	2,732	402,068

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Thermon Group Holdings, Inc. (a)	2,322	$75,628
		477,696
Metal Fabricate & Hardware — 1.4%
Janus International Group, Inc. (a)	19,770	257,998
Standex International Corp.	2,954	467,855
		725,853
Miscellaneous - Manufacturing — 1.0%
Materion Corp.	4,008	521,561
Packaging & Containers — 1.5%
Sealed Air Corp.	8,887	324,553
TriMas Corp.	18,410	466,326
		790,879
Transportation — 3.3%
Air Transport Services Group, Inc. (a)	30,800	542,388
Kirby Corp. (a)	8,861	695,411
Knight-Swift Transportation Holdings, Inc.	2,950	170,068
Ryder System, Inc.	2,866	329,762
		1,737,629
Trucking & Leasing — 1.6%
Greenbrier Cos., Inc.	18,985	838,757
		11,648,141
Technology — 4.4%
Computers — 0.7%
WNS Holdings Ltd. ADR (a)	6,201	391,903
Semiconductors — 1.6%
Diodes, Inc. (a)	10,290	828,551
Software — 2.1%
ACI Worldwide, Inc. (a)	16,328	499,637
Progress Software Corp.	7,447	404,372
Veradigm, Inc. (a)	19,129	200,663
		1,104,672
		2,325,126
Utilities — 1.1%
Electric — 0.6%
Portland General Electric Co.	7,257	314,519
Gas — 0.5%
ONE Gas, Inc.	4,028	256,664

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$571,183

TOTAL COMMON STOCK (Cost $45,217,031)		51,622,483

TOTAL EQUITIES (Cost $45,217,031)		51,622,483

TOTAL LONG-TERM INVESTMENTS (Cost $45,217,031)		51,622,483

SHORT-TERM INVESTMENTS — 3.5%

Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	310,200	310,200

	Principal Amount
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$1,516,970	1,516,970

TOTAL SHORT-TERM INVESTMENTS (Cost $1,827,170)		1,827,170

TOTAL INVESTMENTS — 100.7% (Cost $47,044,201) (e)		53,449,653

Other Assets/(Liabilities) — (0.7)%		(353,841)

NET ASSETS — 100.0%		$53,095,812

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $602,953 or 1.14% of net assets. The Fund received $307,043 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,517,240. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,547,355.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.8%
Chemicals — 2.1%
AdvanSix, Inc.	53,454	$1,601,482
Element Solutions, Inc.	69,848	1,616,282
Ingevity Corp. (a)	5,593	264,101
Minerals Technologies, Inc.	9,867	703,616
		4,185,481
Iron & Steel — 1.7%
ATI, Inc. (a)	30,447	1,384,425
Haynes International, Inc.	34,514	1,969,024
		3,353,449
		7,538,930
Communications — 3.9%
Internet — 0.9%
Criteo SA Sponsored ADR (a)	45,127	1,142,616
Entravision Communications Corp. Class A	89,292	372,348
Solo Brands, Inc. Class A (a)	38,585	237,683
		1,752,647
Media — 1.3%
Cable One, Inc.	1,602	891,657
Nexstar Media Group, Inc.	10,783	1,690,235
Townsquare Media, Inc. Class A	7,385	77,986
		2,659,878
Telecommunications — 1.7%
Calix, Inc. (a)	40,666	1,776,698
Casa Systems, Inc. (a)	108,400	57,452
Harmonic, Inc. (a)	122,158	1,592,940
		3,427,090
		7,839,615
Consumer, Cyclical — 15.8%
Airlines — 0.7%
Alaska Air Group, Inc. (a)	34,141	1,333,889
Apparel — 0.7%
Tapestry, Inc.	37,267	1,371,798

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 1.7%
Blue Bird Corp. (a)	67,484	$1,819,369
REV Group, Inc.	90,397	1,642,513
		3,461,882
Auto Parts & Equipment — 2.3%
Dana, Inc.	114,743	1,676,395
Goodyear Tire & Rubber Co. (a)	121,979	1,746,740
Shyft Group, Inc.	89,760	1,096,867
		4,520,002
Distribution & Wholesale — 0.4%
A-Mark Precious Metals, Inc. (b)	15,551	470,418
OPENLANE, Inc. (a)	7,372	109,179
Titan Machinery, Inc. (a)	8,052	232,542
		812,139
Entertainment — 0.6%
Accel Entertainment, Inc. (a)	31,010	318,473
Everi Holdings, Inc. (a)	37,098	418,095
Six Flags Entertainment Corp. (a)	21,530	539,972
		1,276,540
Home Builders — 3.2%
Cavco Industries, Inc. (a)	912	316,118
KB Home	23,189	1,448,385
Skyline Champion Corp. (a)	17,078	1,268,212
Taylor Morrison Home Corp. (a)	29,656	1,582,148
Winnebago Industries, Inc.	24,281	1,769,599
		6,384,462
Home Furnishing — 0.1%
Vizio Holding Corp. Class A (a)	29,389	226,295
Leisure Time — 1.0%
Brunswick Corp.	13,992	1,353,726
Malibu Boats, Inc. Class A (a)	10,178	557,958
Planet Fitness, Inc. Class A (a)	914	66,722
		1,978,406
Lodging — 0.2%
Boyd Gaming Corp.	5,871	367,583
Retail — 4.9%
Beacon Roofing Supply, Inc. (a)	10,786	938,598
Citi Trends, Inc. (a)	37,723	1,066,806
Dave & Buster's Entertainment, Inc. (a)	12,724	685,187
Dine Brands Global, Inc.	22,495	1,116,877
Genesco, Inc. (a)	50,040	1,761,908
GMS, Inc. (a)	13,173	1,085,850
MarineMax, Inc. (a)	18,107	704,362
OneWater Marine, Inc. Class A (a)	15,152	511,986
Papa John's International, Inc.	18,211	1,388,225
Penske Automotive Group, Inc.	2,729	438,032

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Red Robin Gourmet Burgers, Inc. (a)	8,248	$102,853
		9,800,684
		31,533,680
Consumer, Non-cyclical — 13.0%
Agriculture — 0.1%
Turning Point Brands, Inc.	8,419	221,588
Commercial Services — 6.8%
ABM Industries, Inc.	38,369	1,720,082
Adtalem Global Education, Inc. (a)	7,270	428,567
AMN Healthcare Services, Inc. (a)	18,605	1,393,143
Barrett Business Services, Inc.	1,609	186,322
Brink's Co.	13,273	1,167,360
Deluxe Corp.	25,008	536,422
Euronet Worldwide, Inc. (a)	9,272	941,015
EVERTEC, Inc.	35,252	1,443,217
Herc Holdings, Inc.	12,444	1,852,787
ICF International, Inc.	6,154	825,190
Korn Ferry	41,981	2,491,572
Loomis AB	12,799	341,002
Repay Holdings Corp. (a)	15,703	134,104
		13,460,783
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.	26,778	980,878
Food — 1.3%
Hain Celestial Group, Inc. (a)	93,301	1,021,646
Nomad Foods Ltd. (a)	96,061	1,628,234
		2,649,880
Health Care – Products — 1.9%
Embecta Corp.	23,155	438,324
Enovis Corp. (a)	9,679	542,218
Envista Holdings Corp. (a)	51,016	1,227,445
Integra LifeSciences Holdings Corp. (a)	35,884	1,562,748
		3,770,735
Health Care – Services — 1.9%
Acadia Healthcare Co., Inc. (a)	15,279	1,188,095
Fortrea Holdings, Inc. (a)	41,426	1,445,767
Pediatrix Medical Group, Inc. (a)	129,230	1,201,839
		3,835,701
Household Products & Wares — 0.5%
Spectrum Brands Holdings, Inc.	12,964	1,034,138
		25,953,703
Energy — 6.1%
Oil & Gas — 4.8%
Chord Energy Corp.	4,942	821,509

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HF Sinclair Corp.	21,152	$1,175,417
Mach Natural Resources LP (a)	13,251	218,509
Magnolia Oil & Gas Corp. Class A	134,763	2,869,104
Matador Resources Co.	30,167	1,715,295
Northern Oil & Gas, Inc.	66,659	2,471,049
Permian Resources Corp.	28,543	388,185
		9,659,068
Oil & Gas Services — 1.3%
ChampionX Corp.	90,616	2,646,893
		12,305,961
Financial — 29.8%
Banks — 17.2%
1st Source Corp.	25,778	1,416,501
Ameris Bancorp	16,445	872,407
Associated Banc-Corp.	64,595	1,381,687
Bank of Marin Bancorp	32,926	725,031
BankUnited, Inc.	44,198	1,433,341
Carter Bankshares, Inc. (a)	61,815	925,371
Columbia Banking System, Inc.	34,894	930,972
Comerica, Inc.	31,150	1,738,481
CVB Financial Corp.	37,781	762,798
First BanCorp	153,548	2,525,865
First Busey Corp.	72,326	1,795,131
First Interstate BancSystem, Inc. Class A	19,839	610,049
First Merchants Corp.	7,986	296,121
FNB Corp.	99,397	1,368,697
HarborOne Bancorp, Inc.	109,015	1,306,000
Heritage Financial Corp.	78,592	1,681,083
Home BancShares, Inc.	44,635	1,130,605
Nicolet Bankshares, Inc.	10,952	881,417
Old National Bancorp	91,141	1,539,371
Origin Bancorp, Inc.	3,197	113,717
Peoples Bancorp, Inc.	26,658	899,974
Popular, Inc.	3,869	317,529
Premier Financial Corp.	61,921	1,492,296
SouthState Corp.	14,629	1,235,419
Texas Capital Bancshares, Inc. (a)	30,210	1,952,472
TriCo Bancshares	36,902	1,585,679
UMB Financial Corp.	9,730	812,941
Valley National Bancorp	94,553	1,026,846
Walker & Dunlop, Inc.	6,370	707,134
Webster Financial Corp.	17,527	889,671
		34,354,606
Diversified Financial Services — 0.8%
Enact Holdings, Inc.	3,103	89,645
Moelis & Co. Class A	28,206	1,583,203
		1,672,848
Insurance — 1.2%
Axis Capital Holdings Ltd.	21,035	1,164,708
Fidelis Insurance Holdings Ltd. (a)	21,087	267,172
Hamilton Insurance Group Ltd. Class B (a)	13,037	194,903

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hanover Insurance Group, Inc.	6,789	$824,321
		2,451,104
Investment Companies — 0.6%
Compass Diversified Holdings	48,890	1,097,581
Private Equity — 0.1%
Patria Investments Ltd. Class A	15,436	239,412
Real Estate Investment Trusts (REITS) — 6.8%
Acadia Realty Trust	43,574	740,322
Apartment Income REIT Corp.	45,223	1,570,595
Broadstone Net Lease, Inc.	86,215	1,484,622
CareTrust REIT, Inc.	29,893	669,005
First Industrial Realty Trust, Inc.	28,838	1,518,898
Kite Realty Group Trust	5,322	121,661
National Storage Affiliates Trust	31,158	1,292,122
NETSTREIT Corp.	72,545	1,294,928
Ryman Hospitality Properties, Inc.	21,677	2,385,771
STAG Industrial, Inc.	33,467	1,313,914
Terreno Realty Corp.	12,452	780,367
UMH Properties, Inc.	25,036	383,552
		13,555,757
Savings & Loans — 3.1%
Axos Financial, Inc. (a)	2,263	123,560
Berkshire Hills Bancorp, Inc.	59,243	1,471,004
Pacific Premier Bancorp, Inc.	88,150	2,566,046
Provident Financial Services, Inc.	14,074	253,754
WSFS Financial Corp.	40,660	1,867,514
		6,281,878
		59,653,186
Industrial — 17.1%
Aerospace & Defense — 0.8%
Spirit AeroSystems Holdings, Inc. Class A (a)	50,570	1,607,115
Building Materials — 0.4%
Tecnoglass, Inc.	18,020	823,694
Electrical Components & Equipment — 1.7%
Belden, Inc.	19,107	1,476,016
Encore Wire Corp.	8,907	1,902,535
		3,378,551
Electronics — 2.1%
Atmus Filtration Technologies, Inc. (a)	9,913	232,856
Avnet, Inc.	22,734	1,145,794
Coherent Corp. (a)	27,717	1,206,521
TTM Technologies, Inc. (a)	84,301	1,332,799
Vontier Corp.	6,341	219,081
		4,137,051

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 3.7%
Dycom Industries, Inc. (a)	18,149	$2,088,768
Fluor Corp. (a)	39,391	1,542,946
Great Lakes Dredge & Dock Corp. (a)	195,153	1,498,775
MasTec, Inc. (a)	24,581	1,861,273
NV5 Global, Inc. (a)	3,062	340,250
		7,332,012
Hand & Machine Tools — 0.0%
Luxfer Holdings PLC	5,382	48,115
Machinery – Diversified — 2.7%
Cactus, Inc. Class A	50,187	2,278,490
DXP Enterprises, Inc. (a)	6,003	202,301
Gates Industrial Corp. PLC (a)	110,277	1,479,917
Ichor Holdings Ltd. (a)	40,808	1,372,373
		5,333,081
Metal Fabricate & Hardware — 1.9%
Hillman Solutions Corp. (a)	262,042	2,413,407
Timken Co.	16,758	1,343,154
		3,756,561
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a) (b)	61,401	21,306
Packaging & Containers — 1.7%
Graphic Packaging Holding Co.	64,551	1,591,182
Karat Packaging, Inc.	2,581	64,138
Pactiv Evergreen, Inc.	41,440	568,142
Silgan Holdings, Inc.	28,592	1,293,788
		3,517,250
Transportation — 2.1%
ArcBest Corp.	14,781	1,776,824
International Seaways, Inc.	26,838	1,220,592
Star Bulk Carriers Corp.	59,432	1,263,525
		4,260,941
		34,215,677
Technology — 7.9%
Computers — 0.9%
Grid Dynamics Holdings, Inc. (a)	108,876	1,451,317
Science Applications International Corp.	2,572	319,751
		1,771,068
Semiconductors — 5.0%
Amkor Technology, Inc.	55,629	1,850,777
Cohu, Inc. (a)	44,924	1,589,860
FormFactor, Inc. (a)	23,756	990,863
Kulicke & Soffa Industries, Inc.	18,052	987,805
Magnachip Semiconductor Corp. (a)	102,067	765,503

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MKS Instruments, Inc.	1,849	$190,207
SMART Global Holdings, Inc. (a)	89,587	1,695,882
Synaptics, Inc. (a)	16,364	1,866,805
		9,937,702
Software — 2.0%
ACI Worldwide, Inc. (a)	48,669	1,489,271
CommVault Systems, Inc. (a)	11,082	884,898
Donnelley Financial Solutions, Inc. (a)	964	60,125
IBEX Holdings Ltd. (a)	10,386	197,438
Teradata Corp. (a)	25,798	1,122,471
Verra Mobility Corp. (a)	12,978	298,883
		4,053,086
		15,761,856
Utilities — 2.2%
Electric — 1.9%
ALLETE, Inc.	4,921	300,968
IDACORP, Inc.	18,256	1,794,930
Portland General Electric Co.	37,353	1,618,879
		3,714,777
Gas — 0.3%
Northwest Natural Holding Co.	2,772	107,942
Southwest Gas Holdings, Inc.	8,534	540,629
		648,571
		4,363,348

TOTAL COMMON STOCK (Cost $194,001,376)		199,165,956

TOTAL EQUITIES (Cost $194,001,376)		199,165,956

RIGHTS — 0.0%
Industrial — 0.0%
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a)	61,401	1,228

TOTAL RIGHTS (Cost $21,173)		1,228

TOTAL LONG-TERM INVESTMENTS (Cost $194,022,549)		199,167,184

SHORT-TERM INVESTMENTS — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	502,448	502,448

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$1,960,227	$1,960,227

TOTAL SHORT-TERM INVESTMENTS (Cost $2,462,675)		2,462,675

TOTAL INVESTMENTS — 100.8% (Cost $196,485,224) (e)		201,629,859

Other Assets/(Liabilities) — (0.8)%		(1,604,246)

NET ASSETS — 100.0%		$200,025,613

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $473,943 or 0.24% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,960,576. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,999,499.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	3/28/24	SEK	141,429	USD	14,154	$(85)
UBS AG	3/28/24	USD	308,033	SEK	3,128,844	(3,216)
						$(3,301)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Mid Cap Growth Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.8%
Basic Materials — 0.8%
Chemicals — 0.4%
Albemarle Corp. (a)	18,823	$2,719,547
RPM International, Inc.	178,200	19,892,466
		22,612,013
Iron & Steel — 0.4%
ATI, Inc. (b)	442,196	20,106,652
		42,718,665
Communications — 4.8%
Advertising — 1.6%
Trade Desk, Inc. Class A (b)	1,207,406	86,884,936
Internet — 2.0%
Maplebear, Inc., Lockup Shares (Acquired 11/19/21, Cost $11,962,092) (b) (c) (d)	98,930	2,321,887
Match Group, Inc. (b)	381,416	13,921,684
Palo Alto Networks, Inc. (b)	49,970	14,735,154
Pinterest, Inc. Class A (b)	443,588	16,430,499
Spotify Technology SA (b)	297,500	55,903,225
		103,312,449
Media — 0.9%
Liberty Media Corp-Liberty Formula One Class C (b)	423,624	26,743,383
New York Times Co. Class A	380,200	18,625,998
		45,369,381
Telecommunications — 0.3%
Arista Networks, Inc. (b)	76,660	18,054,197
		253,620,963
Consumer, Cyclical — 14.3%
Airlines — 0.4%
Southwest Airlines Co.	672,500	19,421,800
Apparel — 0.2%
Birkenstock Holding PLC (a) (b)	193,558	9,432,081
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	205,348	7,361,726

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mobileye Global, Inc. Class A (a) (b)	122,400	$5,302,368
		12,664,094
Entertainment — 0.6%
Caesars Entertainment, Inc. (b)	628,971	29,486,161
Leisure Time — 0.1%
Planet Fitness, Inc. Class A (b)	76,802	5,606,546
Lodging — 2.0%
Boyd Gaming Corp.	182,734	11,440,976
Hilton Worldwide Holdings, Inc.	416,000	75,749,440
MGM Resorts International	470,709	21,031,278
		108,221,694
Retail — 10.4%
Bath & Body Works, Inc.	766,000	33,060,560
Beacon Roofing Supply, Inc. (b)	213,132	18,546,747
Burlington Stores, Inc. (b)	342,151	66,541,526
Casey's General Stores, Inc.	117,800	32,364,372
Chipotle Mexican Grill, Inc. (b)	14,336	32,785,859
Dollar General Corp.	175,050	23,798,047
Dollar Tree, Inc. (b)	321,100	45,612,255
Domino's Pizza, Inc.	194,016	79,979,216
Five Below, Inc. (b)	170,000	36,237,200
Lithia Motors, Inc.	31,791	10,468,140
Lululemon Athletica, Inc. (b)	40,300	20,604,987
O'Reilly Automotive, Inc. (b)	5,500	5,225,440
Ross Stores, Inc.	470,767	65,149,445
Tractor Supply Co.	73,452	15,794,384
Ulta Beauty, Inc. (b)	48,900	23,960,511
Yum! Brands, Inc.	342,459	44,745,693
		554,874,382
Toys, Games & Hobbies — 0.4%
Mattel, Inc. (b)	990,321	18,697,260
		758,404,018
Consumer, Non-cyclical — 31.0%
Beverages — 0.2%
Boston Beer Co., Inc. Class A (b)	34,000	11,750,060
Biotechnology — 3.7%
Alnylam Pharmaceuticals, Inc. (b)	226,600	43,373,506
Apellis Pharmaceuticals, Inc. (a) (b)	185,000	11,074,100
Argenx SE ADR (b)	57,200	21,760,596
Biogen, Inc. (b)	120,400	31,155,908
BioMarin Pharmaceutical, Inc. (b)	69,907	6,740,433
CRISPR Therapeutics AG (a) (b)	156,900	9,821,940
Ionis Pharmaceuticals, Inc. (b)	635,000	32,124,650
Karuna Therapeutics, Inc. (a) (b)	88,000	27,852,880
Sarepta Therapeutics, Inc. (b)	122,569	11,819,329
		195,723,342

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 7.7%
Bright Horizons Family Solutions, Inc. (a) (b)	277,226	$26,125,778
Cintas Corp.	16,631	10,022,838
CoStar Group, Inc. (b)	521,051	45,534,647
Equifax, Inc.	296,805	73,396,908
FleetCor Technologies, Inc. (b)	121,200	34,252,332
Gartner, Inc. (b)	17,105	7,716,237
Global Payments, Inc.	126,931	16,120,237
MarketAxess Holdings, Inc.	82,000	24,013,700
Moody's Corp.	18,711	7,307,768
Paylocity Holding Corp. (b)	203,200	33,497,520
Quanta Services, Inc.	125,561	27,096,064
TransUnion	557,636	38,315,170
United Rentals, Inc.	71,000	40,712,820
Verisk Analytics, Inc.	97,200	23,217,192
		407,329,211
Cosmetics & Personal Care — 0.3%
Kenvue, Inc.	605,882	13,044,639
Food — 0.3%
TreeHouse Foods, Inc. (b)	362,000	15,004,900
Health Care – Products — 13.7%
Agilent Technologies, Inc.	822,864	114,402,782
Alcon, Inc. (a)	598,491	46,754,117
Align Technology, Inc. (b)	30,415	8,333,710
Avantor, Inc. (b)	2,714,700	61,976,601
Bruker Corp.	737,047	54,158,214
Cooper Cos., Inc.	113,700	43,028,628
Enovis Corp. (b)	426,000	23,864,520
Exact Sciences Corp. (b)	311,949	23,077,987
GE HealthCare Technologies, Inc. (b)	60,089	4,646,081
Hologic, Inc. (b)	1,656,021	118,322,700
IDEXX Laboratories, Inc. (b)	45,298	25,142,655
Inspire Medical Systems, Inc. (a) (b)	132,453	26,944,914
Natera, Inc. (b)	226,788	14,206,000
Quidelortho Corp. (b)	369,500	27,232,150
Steris PLC	76,867	16,899,210
Teleflex, Inc.	372,083	92,775,175
West Pharmaceutical Services, Inc.	76,300	26,866,756
		728,632,200
Health Care – Services — 2.6%
Acadia Healthcare Co., Inc. (b)	560,900	43,615,584
agilon health, Inc. (a) (b)	618,609	7,763,543
Catalent, Inc. (b)	623,177	27,999,343
Humana, Inc.	30,105	13,782,370
IQVIA Holdings, Inc. (b)	51,248	11,857,762
Molina Healthcare, Inc. (b)	97,000	35,047,070
		140,065,672
Household Products & Wares — 1.3%
Avery Dennison Corp.	269,300	54,441,688

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Reynolds Consumer Products, Inc.	532,500	$14,292,300
		68,733,988
Pharmaceuticals — 1.2%
Ascendis Pharma AS ADR (b)	157,000	19,774,150
DENTSPLY SIRONA, Inc.	494,930	17,614,559
Dexcom, Inc. (b)	219,566	27,245,945
		64,634,654
		1,644,918,666
Energy — 4.4%
Energy – Alternate Sources — 0.4%
Array Technologies, Inc. (b)	787,761	13,234,385
Shoals Technologies Group, Inc. Class A (b)	353,000	5,485,620
		18,720,005
Oil & Gas — 2.5%
Chesapeake Energy Corp. (a)	134,500	10,348,430
Coterra Energy, Inc.	1,290,307	32,928,635
EQT Corp.	873,200	33,757,912
Permian Resources Corp.	1,182,829	16,086,474
Pioneer Natural Resources Co.	26,900	6,049,272
Range Resources Corp.	470,300	14,315,932
SM Energy Co.	425,550	16,477,296
Weatherford International PLC (b)	47,100	4,607,793
		134,571,744
Oil & Gas Services — 0.5%
TechnipFMC PLC	1,410,834	28,414,197
Pipelines — 1.0%
Cheniere Energy, Inc.	314,400	53,671,224
		235,377,170
Financial — 6.8%
Diversified Financial Services — 3.4%
Apollo Global Management, Inc.	362,639	33,794,328
Cboe Global Markets, Inc.	34,000	6,071,040
FTAI Aviation Ltd.	381,808	17,715,891
Intercontinental Exchange, Inc.	359,000	46,106,370
Nasdaq, Inc.	92,455	5,375,334
Raymond James Financial, Inc.	234,000	26,091,000
Tradeweb Markets, Inc. Class A	490,100	44,540,288
		179,694,251
Insurance — 1.5%
Aon PLC Class A	39,596	11,523,228
Assurant, Inc.	265,800	44,784,642
Axis Capital Holdings Ltd.	203,800	11,284,406
Markel Group, Inc. (b)	10,100	14,340,990
		81,933,266

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 1.8%
Carlyle Group, Inc.	166,779	$6,786,237
KKR & Co., Inc.	1,044,482	86,535,334
		93,321,571
Real Estate Investment Trusts (REITS) — 0.1%
First Industrial Realty Trust, Inc.	152,032	8,007,526
		362,956,614
Industrial — 15.4%
Aerospace & Defense — 0.3%
Howmet Aerospace, Inc.	82,000	4,437,840
L3 Harris Technologies, Inc.	58,650	12,352,863
		16,790,703
Building Materials — 1.9%
Builders FirstSource, Inc. (b)	163,138	27,234,257
Eagle Materials, Inc.	92,412	18,744,850
Martin Marietta Materials, Inc.	107,000	53,383,370
		99,362,477
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	30,000	8,026,800
Electronics — 3.2%
Amphenol Corp. Class A	469,287	46,520,420
Fortive Corp.	592,400	43,618,412
Keysight Technologies, Inc. (b)	346,000	55,045,140
Mettler-Toledo International, Inc. (b)	21,611	26,213,279
		171,397,251
Engineering & Construction — 0.1%
MasTec, Inc. (b)	69,468	5,260,117
Environmental Controls — 0.8%
Veralto Corp.	271,800	22,358,268
Waste Connections, Inc.	123,464	18,429,471
		40,787,739
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	63,528	6,232,097
Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	454,722	34,890,819
Machinery – Diversified — 2.8%
Cognex Corp.	324,400	13,540,456
Esab Corp.	420,000	36,380,400
IDEX Corp.	113,000	24,533,430
Ingersoll Rand, Inc.	941,600	72,823,344
		147,277,630

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.3%
Textron, Inc.	889,900	$71,565,758
Packaging & Containers — 1.8%
Ball Corp.	1,204,300	69,271,336
Sealed Air Corp.	683,000	24,943,160
		94,214,496
Transportation — 2.3%
JB Hunt Transport Services, Inc.	398,578	79,611,970
Knight-Swift Transportation Holdings, Inc.	151,525	8,735,416
XPO, Inc. (b)	364,315	31,910,351
		120,257,737
		816,063,624
Technology — 20.3%
Computers — 3.9%
Cognizant Technology Solutions Corp. Class A	273,697	20,672,334
Crowdstrike Holdings, Inc. Class A (b)	416,169	106,256,269
EPAM Systems, Inc. (b)	82,399	24,500,519
Fortinet, Inc. (b)	369,900	21,650,247
KBR, Inc.	556,554	30,838,657
Pure Storage, Inc. Class A (b)	134,500	4,796,270
		208,714,296
Semiconductors — 7.5%
KLA Corp.	68,576	39,863,229
Lam Research Corp.	10,898	8,535,967
Lattice Semiconductor Corp. (b)	611,000	42,152,890
Marvell Technology, Inc.	2,067,349	124,681,818
Microchip Technology, Inc.	1,499,975	135,267,746
Monolithic Power Systems, Inc.	44,338	27,967,524
NXP Semiconductors NV	91,700	21,061,656
		399,530,830
Software — 8.9%
Atlassian Corp. Class A (b)	89,000	21,169,540
Bill Holdings, Inc. (b)	108,762	8,873,891
Broadridge Financial Solutions, Inc.	173,900	35,779,925
CCC Intelligent Solutions Holdings, Inc. (b)	2,375,801	27,060,373
Clear Secure, Inc. Class A	241,000	4,976,650
Fair Isaac Corp. (b)	60,570	70,504,086
Guidewire Software, Inc. (b)	184,132	20,077,753
HubSpot, Inc. (b)	29,770	17,282,676
MongoDB, Inc. (b)	80,156	32,771,780
MSCI, Inc.	27,377	15,485,800
Palantir Technologies, Inc. Class A (b)	147,457	2,531,837
PTC, Inc. (b)	347,856	60,860,886
Roper Technologies, Inc.	56,000	30,529,520
Twilio, Inc. Class A (b)	89,540	6,793,400
Tyler Technologies, Inc. (b)	72,700	30,397,324

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veeva Systems, Inc. Class A (b)	453,086	$87,228,117
		472,323,558
		1,080,568,684

TOTAL COMMON STOCK (Cost $4,011,211,538)		5,194,628,404

PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $3,125,295) (b) (c) (d) (e)	149,925	613,193
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (b) (c) (d) (e)	77,608	3,704,685
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (b) (c) (d) (e)	618,025	2,249,611
		5,954,296
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (b) (c) (d) (e)	177,128	3,592,156
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series H (Acquired 8/31/21, Cost $3,472,860) (b) (c) (d) (e)	47,260	3,473,610

TOTAL PREFERRED STOCK (Cost $22,593,615)		13,633,255

TOTAL EQUITIES (Cost $4,033,805,153)		5,208,261,659

TOTAL LONG-TERM INVESTMENTS (Cost $4,033,805,153)		5,208,261,659

SHORT-TERM INVESTMENTS — 2.3%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	10,848,740	10,848,740
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	68,706	68,706

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (g)	$113,443,087	113,443,087

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $124,360,533)		$124,360,533

TOTAL INVESTMENTS — 100.4% (Cost $4,158,165,686) (h)		5,332,622,192

Other Assets/(Liabilities) — (0.4)%		(19,611,109)

NET ASSETS — 100.0%		$5,313,011,083

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $118,996,986 or 2.24% of net assets. The Fund received $110,716,341 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $15,955,142 or 0.30% of net assets.
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $15,955,142 or 0.30% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $113,463,254. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 4.875%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $115,712,057.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 3.1%
Chemicals — 2.1%
Cabot Corp.	106,234	$8,870,539
Element Solutions, Inc.	73,650	1,704,261
Livent Corp. (a) (b)	242,721	4,364,124
Methanex Corp.	62,648	2,967,009
		17,905,933
Iron & Steel — 1.0%
ATI, Inc. (a)	91,716	4,170,327
Carpenter Technology Corp.	55,059	3,898,177
		8,068,504
		25,974,437
Communications — 3.7%
Internet — 2.1%
Cargurus, Inc. (a)	165,631	4,001,645
Criteo SA Sponsored ADR (a)	76,863	1,946,171
ePlus, Inc. (a)	22,077	1,762,628
Eventbrite, Inc. Class A (a)	307,853	2,573,651
Perficient, Inc. (a)	36,609	2,409,604
Squarespace, Inc. Class A (a)	68,696	2,267,655
Ziff Davis, Inc. (a)	37,767	2,537,565
		17,498,919
Media — 0.4%
New York Times Co. Class A	63,314	3,101,753
Telecommunications — 1.2%
Calix, Inc. (a)	139,537	6,096,371
Credo Technology Group Holding Ltd. (a)	87,743	1,708,356
Viavi Solutions, Inc. (a)	239,183	2,408,573
		10,213,300
		30,813,972
Consumer, Cyclical — 10.8%
Apparel — 0.9%
Carter's, Inc.	26,046	1,950,585
Crocs, Inc. (a)	26,552	2,480,222

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Steven Madden Ltd. (b)	71,339	$2,996,238
		7,427,045
Auto Parts & Equipment — 0.3%
Visteon Corp. (a)	18,169	2,269,308
Distribution & Wholesale — 1.4%
H&E Equipment Services, Inc.	82,404	4,311,377
Rush Enterprises, Inc. Class A	140,460	7,065,138
		11,376,515
Entertainment — 1.2%
Cinemark Holdings, Inc. (a)	140,725	1,982,815
Red Rock Resorts, Inc. Class A	90,287	4,815,006
TKO Group Holdings, Inc.	40,189	3,278,619
		10,076,440
Food Services — 0.2%
Sovos Brands, Inc. (a) (b)	80,035	1,763,171
Home Builders — 1.9%
Century Communities, Inc.	28,439	2,591,930
Meritage Home Corp.	19,179	3,340,982
Skyline Champion Corp. (a)	89,777	6,666,840
Taylor Morrison Home Corp. (a)	69,762	3,721,803
		16,321,555
Leisure Time — 0.8%
Acushnet Holdings Corp.	32,853	2,075,324
YETI Holdings, Inc. (a)	97,406	5,043,683
		7,119,007
Lodging — 0.4%
Boyd Gaming Corp.	51,397	3,217,966
Retail — 3.7%
Boot Barn Holdings, Inc. (a)	46,331	3,556,368
Cava Group, Inc. (a)	24,213	1,040,675
Freshpet, Inc. (a)	28,230	2,449,235
Ollie's Bargain Outlet Holdings, Inc. (a)	33,369	2,532,373
Papa John's International, Inc.	32,534	2,480,067
Patrick Industries, Inc.	14,458	1,450,860
Shake Shack, Inc. Class A (a)	28,201	2,090,258
Texas Roadhouse, Inc.	27,028	3,303,632
Wingstop, Inc.	47,466	12,178,826
		31,082,294
		90,653,301
Consumer, Non-cyclical — 23.2%
Beverages — 0.9%
Celsius Holdings, Inc. (a) (b)	142,144	7,749,691

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 6.5%
Akero Therapeutics, Inc. (a)	49,642	$1,159,141
Amicus Therapeutics, Inc. (a)	163,777	2,323,996
Apellis Pharmaceuticals, Inc. (a) (b)	44,379	2,656,527
Blueprint Medicines Corp. (a)	31,240	2,881,578
Celldex Therapeutics, Inc. (a)	47,238	1,873,459
Crinetics Pharmaceuticals, Inc. (a)	84,531	3,007,613
Cytokinetics, Inc. (a)	85,548	7,142,402
Halozyme Therapeutics, Inc. (a)	40,967	1,514,140
Immatics NV (a)	190,693	2,007,997
Immunocore Holdings PLC ADR (a) (b)	22,190	1,516,021
ImmunoGen, Inc. (a)	37,900	1,123,735
Intellia Therapeutics, Inc. (a)	25,513	777,891
Intra-Cellular Therapies, Inc. (a)	80,529	5,767,487
Karuna Therapeutics, Inc. (a) (b)	6,162	1,950,335
Kymera Therapeutics, Inc. (a) (b)	58,141	1,480,270
Myriad Genetics, Inc. (a)	116,379	2,227,494
Prothena Corp. PLC (a)	16,014	581,949
PTC Therapeutics, Inc. (a)	30,784	848,407
Revolution Medicines, Inc. (a)	81,893	2,348,691
Rocket Pharmaceuticals, Inc. (a)	132,182	3,961,494
Structure Therapeutics, Inc. ADR (a)	38,743	1,579,165
Syndax Pharmaceuticals, Inc. (a)	66,836	1,444,326
Ultragenyx Pharmaceutical, Inc. (a)	18,646	891,652
Veracyte, Inc. (a)	73,107	2,011,173
Xenon Pharmaceuticals, Inc. (a)	25,286	1,164,673
		54,241,616
Commercial Services — 2.7%
Cross Country Healthcare, Inc. (a) (b)	92,001	2,082,903
European Wax Center, Inc. Class A (a)	92,468	1,256,640
Flywire Corp. (a)	103,082	2,386,348
H&R Block, Inc.	66,662	3,224,441
Herc Holdings, Inc.	15,423	2,296,331
ManpowerGroup, Inc.	30,525	2,425,822
Progyny, Inc. (a)	49,119	1,826,244
Remitly Global, Inc. (a)	47,517	922,780
TriNet Group, Inc. (a)	47,295	5,624,794
WW International, Inc. (a)	60,985	533,619
		22,579,922
Cosmetics & Personal Care — 1.6%
elf Beauty, Inc. (a)	95,313	13,757,478
Food — 0.3%
TreeHouse Foods, Inc. (a)	52,748	2,186,405
Health Care – Products — 5.8%
10X Genomics, Inc. Class A (a)	52,006	2,910,256
Axonics, Inc. (a)	76,061	4,733,276
Glaukos Corp. (a)	83,853	6,665,475
Globus Medical, Inc. Class A (a)	35,826	1,909,168
Haemonetics Corp. (a)	101,505	8,679,693
Inari Medical, Inc. (a)	43,339	2,813,568
Inspire Medical Systems, Inc. (a) (b)	14,957	3,042,702
Integer Holdings Corp. (a)	8,839	875,768
Lantheus Holdings, Inc. (a)	32,664	2,025,168

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Merit Medical Systems, Inc. (a)	34,384	$2,611,809
PROCEPT BioRobotics Corp. (a)	114,787	4,810,723
Repligen Corp. (a)	11,211	2,015,738
Shockwave Medical, Inc. (a)	20,867	3,976,415
TransMedics Group, Inc. (a)	18,568	1,465,572
		48,535,331
Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (a)	131,701	10,241,070
Encompass Health Corp.	58,588	3,908,991
HealthEquity, Inc. (a)	62,071	4,115,307
Medpace Holdings, Inc. (a)	24,597	7,539,719
Radnet, Inc. (a)	59,788	2,078,829
Surgery Partners, Inc. (a) (b)	205,266	6,566,459
		34,450,375
Pharmaceuticals — 1.3%
Ascendis Pharma AS ADR (a)	5,933	747,261
BellRing Brands, Inc. (a)	83,434	4,624,747
Merus NV (a) (b)	32,112	883,080
Morphic Holding, Inc. (a)	35,864	1,035,752
Revance Therapeutics, Inc. (a)	29,434	258,725
Vaxcyte, Inc. (a)	34,950	2,194,860
Verona Pharma PLC ADR (a) (b)	67,058	1,333,113
		11,077,538
		194,578,356
Energy — 5.4%
Energy – Alternate Sources — 0.6%
Maxeon Solar Technologies Ltd. (a) (b)	64,235	460,565
Shoals Technologies Group, Inc. Class A (a)	323,055	5,020,274
		5,480,839
Oil & Gas — 4.3%
Chord Energy Corp.	37,587	6,248,087
Gulfport Energy Corp. (a)	19,958	2,658,406
Magnolia Oil & Gas Corp. Class A	113,318	2,412,540
Matador Resources Co.	55,243	3,141,117
Northern Oil & Gas, Inc.	88,758	3,290,259
Seadrill Ltd. (a)	103,641	4,900,147
Sitio Royalties Corp. Class A (b)	105,359	2,476,990
Viper Energy, Inc. (a)	226,163	7,096,995
Weatherford International PLC (a)	37,092	3,628,710
		35,853,251
Oil & Gas Services — 0.5%
Aris Water Solutions, Inc. Class A	86,308	724,124
TechnipFMC PLC	168,505	3,393,691
		4,117,815
		45,451,905

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 13.0%
Banks — 2.8%
Ameris Bancorp	59,636	$3,163,690
Cadence Bank	199,822	5,912,733
First Interstate BancSystem, Inc. Class A	97,409	2,995,327
Hancock Whitney Corp.	64,297	3,124,191
National Bank Holdings Corp. Class A	82,724	3,076,505
Seacoast Banking Corp. of Florida	109,530	3,117,224
UMB Financial Corp.	29,498	2,464,558
		23,854,228
Diversified Financial Services — 4.3%
Air Lease Corp.	77,896	3,266,958
Cohen & Steers, Inc.	11,249	851,887
Evercore, Inc. Class A	32,114	5,493,100
Hamilton Lane, Inc. Class A	79,269	8,992,275
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	189,120	5,215,930
Mr Cooper Group, Inc. (a)	24,562	1,599,477
PJT Partners, Inc. Class A	51,530	5,249,361
PRA Group, Inc. (a)	117,240	3,071,688
StepStone Group, Inc. Class A	77,219	2,457,881
		36,198,557
Insurance — 2.3%
Assured Guaranty Ltd.	44,038	3,295,364
Essent Group Ltd.	34,276	1,807,716
Kemper Corp.	50,098	2,438,270
Kinsale Capital Group, Inc.	13,593	4,552,432
MGIC Investment Corp.	94,704	1,826,840
Selective Insurance Group, Inc.	24,329	2,420,249
SiriusPoint Ltd. (a)	235,994	2,737,530
		19,078,401
Real Estate — 0.4%
McGrath RentCorp	23,959	2,865,976
Real Estate Investment Trusts (REITS) — 3.2%
Douglas Emmett, Inc.	143,912	2,086,724
Essential Properties Realty Trust, Inc.	106,000	2,709,360
National Storage Affiliates Trust	61,069	2,532,531
Phillips Edison & Co., Inc.	161,383	5,887,252
PotlatchDeltic Corp.	54,957	2,698,389
Ryman Hospitality Properties, Inc.	41,061	4,519,174
Terreno Realty Corp.	65,305	4,092,664
Xenia Hotels & Resorts, Inc.	185,138	2,521,579
		27,047,673
		109,044,835
Industrial — 19.6%
Aerospace & Defense — 2.2%
AAR Corp. (a)	23,869	1,489,426
Curtiss-Wright Corp.	47,967	10,686,568
Hexcel Corp.	59,024	4,353,020

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leonardo DRS, Inc. (a)	105,732	$2,118,869
		18,647,883
Building Materials — 2.8%
AAON, Inc.	46,475	3,433,108
AZEK Co., Inc. (a)	267,752	10,241,514
Boise Cascade Co.	22,844	2,955,100
Eagle Materials, Inc.	14,587	2,958,827
Modine Manufacturing Co. (a)	37,377	2,231,407
Trex Co., Inc. (a)	20,074	1,661,926
		23,481,882
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	10,437	2,137,811
Novanta, Inc. (a)	41,778	7,035,833
Universal Display Corp.	7,585	1,450,707
		10,624,351
Electronics — 0.9%
Badger Meter, Inc.	18,199	2,809,380
Celestica, Inc. (a)	95,189	2,787,134
NEXTracker, Inc. Class A (a) (b)	48,252	2,260,606
		7,857,120
Engineering & Construction — 3.4%
Comfort Systems USA, Inc.	54,392	11,186,803
EMCOR Group, Inc.	15,096	3,252,131
Fluor Corp. (a)	242,483	9,498,059
TopBuild Corp. (a)	12,726	4,762,833
		28,699,826
Environmental Controls — 1.7%
Casella Waste Systems, Inc. Class A (a)	83,687	7,151,891
Clean Harbors, Inc. (a)	42,503	7,417,198
		14,569,089
Hand & Machine Tools — 0.2%
Kennametal, Inc. (b)	69,105	1,782,218
Machinery – Construction & Mining — 0.3%
Vertiv Holdings Co. Class A	52,153	2,504,909
Machinery – Diversified — 3.7%
Albany International Corp. Class A	20,209	1,984,928
Applied Industrial Technologies, Inc.	60,896	10,516,130
Cactus, Inc. Class A	76,099	3,454,895
Esab Corp.	38,416	3,327,594
Flowserve Corp.	77,030	3,175,177
Middleby Corp. (a)	16,488	2,426,539
Zurn Elkay Water Solutions Corp. Class C (b)	215,096	6,325,973
		31,211,236

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.3%
Helios Technologies, Inc.	50,948	$2,310,492
Miscellaneous - Manufacturing — 0.4%
EnPro Industries, Inc.	18,035	2,826,806
Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	108,482	2,674,081
Transportation — 1.8%
Kirby Corp. (a)	35,988	2,824,338
RXO, Inc. (a)	107,039	2,489,727
Ryder System, Inc.	22,604	2,600,816
Saia, Inc. (a)	16,854	7,385,760
		15,300,641
Trucking & Leasing — 0.3%
GATX Corp.	19,067	2,292,235
		164,782,769
Technology — 19.2%
Computers — 3.4%
Crane NXT Co.	25,778	1,465,995
CyberArk Software Ltd. (a)	40,754	8,927,164
Endava PLC Sponsored ADR (a)	55,826	4,346,054
Exlservice Holdings, Inc. (a)	148,458	4,579,929
Parsons Corp. (a)	59,973	3,760,907
Rapid7, Inc. (a)	40,479	2,311,351
Varonis Systems, Inc. (a)	70,890	3,209,899
		28,601,299
Semiconductors — 4.5%
Allegro MicroSystems, Inc. (a)	72,271	2,187,643
Cirrus Logic, Inc. (a)	15,479	1,287,698
FormFactor, Inc. (a)	59,257	2,471,609
Lattice Semiconductor Corp. (a)	49,771	3,433,701
MACOM Technology Solutions Holdings, Inc. (a)	51,554	4,791,944
MKS Instruments, Inc.	19,547	2,010,800
Onto Innovation, Inc. (a)	25,297	3,867,911
Power Integrations, Inc.	28,726	2,358,692
Rambus, Inc. (a)	59,448	4,057,326
Silicon Laboratories, Inc. (a)	26,061	3,447,089
SiTime Corp. (a) (b)	15,369	1,876,248
Synaptics, Inc. (a)	53,899	6,148,798
		37,939,459
Software — 11.3%
Altair Engineering, Inc. Class A (a)	55,081	4,635,066
Braze, Inc. Class A (a)	77,143	4,098,608
Clearwater Analytics Holdings, Inc. Class A (a)	100,601	2,015,038
DoubleVerify Holdings, Inc. (a)	271,748	9,994,891
Duolingo, Inc. (a)	47,908	10,867,930
Evolent Health, Inc. Class A (a) (b)	117,225	3,871,942
Five9, Inc. (a)	42,108	3,313,478
Freshworks, Inc. Class A (a)	69,219	1,625,954

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gitlab, Inc. Class A (a)	91,178	$5,740,567
Global-e Online Ltd. (a)	61,049	2,419,372
Guidewire Software, Inc. (a)	37,216	4,058,033
Informatica, Inc. Class A (a)	57,377	1,628,933
Intapp, Inc. (a)	38,185	1,451,794
Jamf Holding Corp. (a)	279,211	5,042,551
JFrog Ltd. (a)	72,014	2,492,404
Manhattan Associates, Inc. (a)	11,832	2,547,666
PowerSchool Holdings, Inc. Class A (a) (b)	180,304	4,247,962
Privia Health Group, Inc. (a)	93,387	2,150,703
RingCentral, Inc. Class A (a)	21,065	715,157
Sprout Social, Inc. Class A (a) (b)	162,615	9,991,066
SPS Commerce, Inc. (a)	17,835	3,457,136
Verra Mobility Corp. (a)	276,422	6,365,999
Workiva, Inc. (a)	24,314	2,468,600
		95,200,850
		161,741,608
Utilities — 0.7%
Electric — 0.5%
Ameresco, Inc. Class A (a) (b)	58,930	1,866,313
IDACORP, Inc.	23,050	2,266,276
		4,132,589
Gas — 0.2%
ONE Gas, Inc.	30,001	1,911,664
		6,044,253

TOTAL COMMON STOCK (Cost $711,182,051)		829,085,436

TOTAL EQUITIES (Cost $711,182,051)		829,085,436

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
iShares Russell 2000 ETF (b)	27,866	5,592,985
iShares Russell 2000 Growth ETF	3,158	796,511
		6,389,496

TOTAL MUTUAL FUNDS (Cost $5,393,847)		6,389,496

TOTAL LONG-TERM INVESTMENTS (Cost $716,575,898)		835,474,932

SHORT-TERM INVESTMENTS — 1.4%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	3,904,167	3,904,167

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$7,324,894	$7,324,894

TOTAL SHORT-TERM INVESTMENTS (Cost $11,229,061)		11,229,061

TOTAL INVESTMENTS — 100.8% (Cost $727,804,959) (e)		846,703,993

Other Assets/(Liabilities) — (0.8)%		(6,884,249)

NET ASSETS — 100.0%		$839,819,744

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $53,651,665 or 6.39% of net assets. The Fund received $50,960,275 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $7,326,197. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 4.875%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $7,471,526.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 96.8%
Australia — 1.1%
Glencore PLC	438,600	$2,631,266
Rio Tinto PLC	39,484	2,932,399
		5,563,665
Belgium — 1.2%
Anheuser-Busch InBev SA	35,100	2,267,683
KBC Group NV	28,450	1,845,975
Liberty Global Ltd. Class A (a)	94,300	1,675,711
		5,789,369
Canada — 3.2%
Canadian National Railway Co.	34,879	4,381,849
Intact Financial Corp.	14,362	2,209,605
Open Text Corp.	69,190	2,907,959
Suncor Energy, Inc.	78,562	2,516,853
Toronto-Dominion Bank	53,420	3,451,810
		15,468,076
China — 2.3%
Alibaba Group Holding Ltd.	226,040	2,184,508
NetEase, Inc.	101,500	1,883,781
Prosus NV (PRX NA)	116,399	3,470,682
Tencent Holdings Ltd.	70,300	2,655,987
Yum China Holdings, Inc. (YUMC US)	31,020	1,316,178
		11,511,136
Denmark — 2.3%
Carlsberg AS Class B	20,050	2,513,059
DSV AS	11,255	1,979,885
Novo Nordisk AS Class B	65,631	6,788,532
		11,281,476
France — 15.7%
Accor SA	78,070	2,986,112
Air Liquide SA	50,785	9,879,274
BNP Paribas SA	71,631	4,963,093
Capgemini SE	49,485	10,351,938
Cie de Saint-Gobain SA	56,771	4,198,005
Cie Generale des Etablissements Michelin SCA Class A	69,519	2,498,025
Danone SA	31,600	2,049,617
Dassault Systemes SE	40,767	1,995,733
Edenred SE	34,400	2,065,486
Engie SA	256,274	4,506,361

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EssilorLuxottica SA	25,578	$5,141,070
Kering SA	9,755	4,329,084
L'Oreal SA	3,428	1,704,421
Legrand SA	28,949	3,015,331
LVMH Moet Hennessy Louis Vuitton SE	8,977	7,281,471
Pernod Ricard SA	23,942	4,233,666
Publicis Groupe SA	19,469	1,810,512
Valeo SE	127,319	1,968,568
Worldline SA (a) (b)	120,300	2,089,380
		77,067,147
Germany — 14.6%
adidas AG	10,285	2,091,342
Allianz SE Registered	12,585	3,361,459
Bayer AG Registered	159,486	5,920,727
Bayerische Motoren Werke AG	33,585	3,735,452
Beiersdorf AG	40,909	6,129,377
Brenntag SE	24,000	2,203,286
Continental AG	49,999	4,252,433
Daimler Truck Holding AG	91,361	3,430,839
Deutsche Boerse AG	27,974	5,759,469
Fresenius Medical Care AG	98,421	4,115,628
Fresenius SE & Co. KGaA	122,100	3,789,829
Henkel AG & Co. KGaA	24,622	1,766,163
Mercedes-Benz Group AG Registered	66,873	4,618,519
Merck KGaA	31,681	5,039,108
MTU Aero Engines AG	7,923	1,707,664
SAP SE	60,873	9,363,817
Siemens AG Registered	15,325	2,874,511
thyssenkrupp AG	172,517	1,203,773
		71,363,396
Hong Kong — 2.5%
AIA Group Ltd.	634,000	5,506,547
Prudential PLC	587,818	6,617,149
		12,123,696
India — 1.5%
Axis Bank Ltd.	90,105	1,189,464
HDFC Bank Ltd.	210,033	4,307,204
Tata Consultancy Services Ltd.	40,100	1,829,025
		7,325,693
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT	565,400	221,790
Ireland — 1.9%
AIB Group PLC	328,174	1,404,249
Ryanair Holdings PLC Sponsored ADR (a)	57,916	7,723,678
		9,127,927
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	18,901	2,887,884

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 2.6%
Eni SpA	242,658	$4,118,772
Intesa Sanpaolo SpA	2,892,596	8,443,836
		12,562,608
Japan — 10.7%
Daikin Industries Ltd.	25,400	4,125,969
Denso Corp.	231,400	3,470,755
Fujitsu Ltd.	15,700	2,370,162
Hitachi Ltd.	98,100	7,089,825
Hoya Corp.	18,600	2,313,266
Koito Manufacturing Co. Ltd.	11,900	184,880
Komatsu Ltd.	59,300	1,544,884
Kose Corp.	24,200	1,808,843
Kubota Corp.	80,100	1,202,047
Kyocera Corp.	246,800	3,587,381
Mitsubishi Electric Corp.	217,700	3,073,180
Olympus Corp.	202,500	2,922,391
Recruit Holdings Co. Ltd.	40,600	1,733,348
Seven & i Holdings Co. Ltd.	67,700	2,681,263
Shin-Etsu Chemical Co. Ltd.	55,400	2,314,957
SMC Corp.	6,000	3,208,623
Sony Group Corp.	49,700	4,709,308
Terumo Corp.	87,300	2,848,731
ZOZO, Inc.	61,700	1,386,349
		52,576,162
Luxembourg — 0.5%
Eurofins Scientific SE	39,000	2,551,697
Netherlands — 3.1%
Akzo Nobel NV	74,811	6,181,306
EXOR NV	27,800	2,786,972
ING Groep NV Series N	310,124	4,642,617
Randstad NV	22,217	1,392,532
		15,003,427
Portugal — 0.5%
Galp Energia SGPS SA	154,043	2,265,985
Republic of Korea — 1.3%
NAVER Corp. (a)	18,670	3,231,232
Samsung Electronics Co. Ltd.	52,342	3,183,436
		6,414,668
Singapore — 0.7%
DBS Group Holdings Ltd.	146,200	3,693,706
Spain — 1.2%
Amadeus IT Group SA	79,777	5,721,610
Sweden — 1.3%
Sandvik AB	68,900	1,491,256
SKF AB Class B	136,100	2,718,970

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Volvo AB Class B	91,500	$2,378,630
		6,588,856
Switzerland — 7.4%
Cie Financiere Richemont SA Registered	54,749	7,551,711
Julius Baer Group Ltd.	35,498	1,994,636
Novartis AG Registered	64,641	6,526,771
Schindler Holding AG	5,475	1,370,192
Sika AG Registered	8,608	2,812,527
Sonova Holding AG Registered	8,648	2,827,967
The Swatch Group AG	7,085	1,931,793
UBS Group AG Registered	201,059	6,244,645
Zurich Insurance Group AG	9,260	4,841,202
		36,101,444
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	34,482	3,586,128
United Kingdom — 10.8%
Ashtead Group PLC	30,200	2,092,573
Bunzl PLC	8,600	349,083
CNH Industrial NV	490,497	6,009,191
Compass Group PLC	291,941	7,977,263
Diageo PLC	104,189	3,783,540
Informa PLC	108,100	1,073,193
Lloyds Banking Group PLC	9,673,597	5,857,594
London Stock Exchange Group PLC	36,372	4,299,671
Reckitt Benckiser Group PLC	26,400	1,821,329
RELX PLC	145,877	5,785,524
Rolls-Royce Holdings PLC (a)	1,004,270	3,824,660
Schroders PLC	621,664	3,393,324
Smiths Group PLC	44,156	990,819
Tesco PLC	728,066	2,693,159
WPP PLC	305,344	2,902,606
		52,853,529
United States — 9.1%
Experian PLC	143,995	5,868,051
Holcim AG	24,484	1,922,673
Linde PLC (LIN US)	11,605	4,766,289
Nestle SA Registered	84,088	9,732,124
QIAGEN NV (a)	64,309	2,797,978
Roche Holding AG	32,836	9,516,928
Schneider Electric SE	48,976	9,861,324
		44,465,367

TOTAL COMMON STOCK (Cost $393,346,866)		474,116,442

PREFERRED STOCK — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 2.312%
	60,200	2,902,954

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $3,195,160)		$2,902,954

TOTAL EQUITIES (Cost $396,542,026)		477,019,396

TOTAL LONG-TERM INVESTMENTS (Cost $396,542,026)		477,019,396

SHORT-TERM INVESTMENTS — 2.1%

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (c)	$10,268,804	10,268,804

TOTAL SHORT-TERM INVESTMENTS (Cost $10,268,804)		10,268,804

TOTAL INVESTMENTS — 99.5% (Cost $406,810,830) (d)		487,288,200

Other Assets/(Liabilities) — 0.5%		2,602,815

NET ASSETS — 100.0%		$489,891,015

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $2,089,380 or 0.43% of net assets.
(c)	Maturity value of $10,270,630. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $10,474,340.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.2%
Australia — 2.1%
ANZ Group Holdings Ltd.	111,673	$1,967,420
BHP Group Ltd. Class DI	199,893	6,839,531
BHP Group Ltd.	139,737	4,790,261
Challenger Ltd.	170,735	753,716
Downer EDI Ltd.	622,182	1,858,110
IGO Ltd. (a)	249,626	1,531,412
Macquarie Group Ltd.	18,236	2,272,703
Pilbara Minerals Ltd. (a)	819,344	2,195,764
Scentre Group	1,254,420	2,544,148
South32 Ltd.	1,798,701	4,086,993
Worley Ltd.	356,414	4,228,366
		33,068,424
Austria — 0.6%
BAWAG Group AG (b)	70,818	3,761,314
Erste Group Bank AG	74,007	3,002,703
OMV AG	49,319	2,168,060
		8,932,077
Belgium — 0.2%
KBC Group NV	28,694	1,861,807
Umicore SA	65,237	1,792,939
		3,654,746
Brazil — 2.1%
B3 SA - Brasil Bolsa Balcao	757,975	2,254,112
Banco BTG Pactual SA	401,000	3,085,437
Embraer SA (c)	367,200	1,697,425
Hypera SA	101,900	736,445
Klabin SA	629,100	2,875,432
Localiza Rent a Car SA	261,626	3,411,350
MercadoLibre, Inc. (c)	3,046	4,786,911
Multiplan Empreendimentos Imobiliarios SA	627,069	3,641,806
Raia Drogasil SA	753,867	4,550,222
Suzano SA	181,127	2,059,653
Vale SA Sponsored ADR	55,340	877,692
WEG SA	118,616	921,669
XP, Inc. Class A	45,600	1,188,792
		32,086,946
Canada — 4.2%
Brookfield Corp.	65,300	2,619,294

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Canadian National Railway Co.	37,814	$4,750,573
Canadian Pacific Kansas City Ltd. (a)	51,438	4,066,688
Cenovus Energy, Inc.	181,611	3,026,279
Constellation Software, Inc.	1,942	4,814,908
Definity Financial Corp.	123,266	3,492,250
Descartes Systems Group, Inc. (c)	21,884	1,839,569
Element Fleet Management Corp. (a)	432,275	7,033,583
Magna International, Inc.	71,276	4,210,986
National Bank of Canada (a)	124,326	9,476,568
Shopify, Inc. Class A (c)	43,109	3,358,191
Sun Life Financial, Inc.	109,766	5,692,706
Suncor Energy, Inc.	163,566	5,240,086
TMX Group Ltd.	224,775	5,436,805
		65,058,486
Chile — 0.3%
Antofagasta PLC	125,936	2,693,968
Banco de Chile	23,653,173	2,778,478
		5,472,446
China — 8.9%
Alibaba Group Holding Ltd.	755,680	7,303,082
Alibaba Group Holding Ltd. Sponsored ADR	124,813	9,674,256
Baidu, Inc. Class A (c)	245,950	3,655,138
Baidu, Inc. Sponsored ADR (c)	15,528	1,849,230
BeiGene Ltd. ADR (c)	11,985	2,161,615
Beijing Enterprises Holdings Ltd.	227,000	789,127
Budweiser Brewing Co. APAC Ltd. (b)	686,200	1,281,114
Chacha Food Co. Ltd. Class A	139,400	683,448
China Construction Bank Corp. Class H	4,186,000	2,504,357
China Oilfield Services Ltd. Class A	1,176,900	2,428,829
China Overseas Land & Investment Ltd.	348,500	617,482
China Pacific Insurance Group Co. Ltd. Class A	436,600	1,460,787
China Resources Gas Group Ltd.	716,000	2,343,905
China Resources Land Ltd.	438,000	1,580,243
Focus Media Information Technology Co. Ltd. Class A	2,326,400	2,080,371
Fosun International Ltd.	1,144,500	671,814
Fuyao Glass Industry Group Co. Ltd. Class A	943,200	4,970,755
Hangcha Group Co. Ltd. Class A	206,100	726,128
Hongfa Technology Co. Ltd. Class A	133,520	519,913
JD Health International, Inc. (b) (c)	264,450	1,319,510
Jiumaojiu International Holdings Ltd. (b)	553,000	431,016
JOYY, Inc. ADR	28,195	1,119,341
KE Holdings, Inc. ADR	397,111	6,437,169
Kweichow Moutai Co. Ltd. Class A	12,298	2,987,252
Li Auto, Inc. ADR (a) (c)	60,030	2,246,923
Longfor Group Holdings Ltd. (b)	67,901	108,906
NARI Technology Co. Ltd. Class A	1,496,945	4,721,928
Nongfu Spring Co. Ltd. Class H (b)	132,600	763,981
NXP Semiconductor NV	21,929	5,036,653
PDD Holdings, Inc. ADR (c)	26,043	3,810,351
Ping An Insurance Group Co. of China Ltd. Class H	146,000	660,424
Prosus NV (PRX NA)	367,710	10,964,051
Prosus NV (PRX SJ) (a)	91,858	2,816,492
Shandong Pharmaceutical Glass Co. Ltd. Class A	318,100	1,147,615
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	821,600	800,939
Shenzhen Inovance Technology Co. Ltd. Class A	325,200	2,892,446

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	19,800	$812,521
Silergy Corp.	231,000	3,760,072
Tencent Holdings Ltd.	191,900	7,250,127
Tingyi Cayman Islands Holding Corp.	746,000	915,300
Tongcheng Travel Holdings Ltd. (b) (c)	1,431,600	2,659,419
Trip.com Group Ltd. (c)	88,000	3,165,448
Tsingtao Brewery Co. Ltd. Class H	298,000	1,995,794
Weichai Power Co. Ltd. Class A	1,465,500	2,827,307
Wilmar International Ltd.	961,700	2,595,145
Yangzijiang Shipbuilding Holdings Ltd.	3,056,500	3,446,393
Yifeng Pharmacy Chain Co. Ltd. Class A	403,282	2,274,883
Yum China Holdings, Inc. (9987 HK)	12,000	512,326
Yum China Holdings, Inc. (YUMC US)	151,297	6,419,532
Zhejiang Dingli Machinery Co. Ltd. Class A	24,700	178,089
Zhongsheng Group Holdings Ltd.	863,500	2,082,691
ZTO Express Cayman, Inc. ADR	29,535	628,505
ZWSOFT Co. Ltd. Guangzhou Class A	41,180	577,221
		137,667,364
Denmark — 1.1%
Coloplast AS Class B	9,061	1,035,929
Genmab AS (c)	12,879	4,102,365
Novo Nordisk AS Class B	57,419	5,939,125
Novo Nordisk AS Sponsored ADR	59,937	6,200,482
		17,277,901
Finland — 0.6%
Mandatum OYJ (c)	151,627	682,548
Sampo OYJ Class A	155,030	6,784,614
Stora Enso OYJ Class R	165,855	2,294,243
		9,761,405
France — 6.8%
Air Liquide SA	21,133	4,111,031
Airbus SE	34,933	5,392,198
Alstom SA	81,948	1,103,499
AXA SA	408,227	13,325,700
BNP Paribas SA	113,433	7,859,426
Capgemini SE	16,950	3,545,829
Cie de Saint-Gobain SA	36,410	2,692,385
Dassault Aviation SA	26,689	5,281,074
Engie SA	554,532	9,750,976
EssilorLuxottica SA	13,541	2,721,684
Forvia SE (c)	65,034	1,477,574
Kering SA	6,247	2,772,300
L'Oreal SA	8,893	4,421,649
Legrand SA	34,391	3,582,170
LVMH Moet Hennessy Louis Vuitton SE	5,613	4,552,846
Safran SA	44,622	7,871,514
Sartorius Stedim Biotech	8,959	2,379,526
Teleperformance SE	9,606	1,404,042
Thales SA	22,944	3,393,323
TotalEnergies SE	244,727	16,623,928
Ubisoft Entertainment SA (c)	67,172	1,719,183
		105,981,857

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 6.3%
BASF SE	75,912	$4,087,721
Bayer AG Registered	124,809	4,633,384
Brenntag SE	18,232	1,673,763
Covestro AG (b) (c)	102,430	5,957,781
Daimler Truck Holding AG	116,384	4,370,516
Deutsche Boerse AG	12,925	2,661,083
Deutsche Post AG Registered	62,488	3,095,390
Deutsche Telekom AG Registered	423,355	10,166,564
Evotec SE (c)	180,252	4,234,283
Fresenius SE & Co. KGaA	133,646	4,148,202
Heidelberg Materials AG	21,821	1,949,667
Infineon Technologies AG	28,973	1,208,423
KION Group AG	66,558	2,842,299
Mercedes-Benz Group AG Registered	35,169	2,428,913
Merck KGaA	8,467	1,346,742
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	16,923	7,007,751
Puma SE	70,220	3,912,731
SAP SE	64,114	9,862,365
Schott Pharma AG & Co. KGaA (c)	39,494	1,465,150
Siemens AG Registered	94,367	17,700,426
Siemens Healthineers AG (b)	67,810	3,940,486
		98,693,640
Guatemala — 0.1%
Millicom International Cellular SA SDR (c)	82,454	1,477,685
Hong Kong — 1.6%
AIA Group Ltd.	1,674,400	14,542,844
Hong Kong Exchanges & Clearing Ltd.	66,300	2,268,466
Hongkong Land Holdings Ltd.	340,500	1,182,979
Prudential PLC	504,537	5,679,643
Wharf Real Estate Investment Co. Ltd.	262,000	891,194
		24,565,126
Hungary — 0.4%
OTP Bank Nyrt	126,617	5,766,749
India — 4.5%
Ashok Leyland Ltd.	458,958	998,336
Asian Paints Ltd.	28,093	1,145,251
Axis Bank Ltd.	497,056	6,561,571
HDFC Asset Management Co. Ltd. (b)	21,587	830,857
HDFC Bank Ltd.	485,406	9,954,352
HDFC Life Insurance Co. Ltd. (b)	507,898	3,941,363
Hindalco Industries Ltd.	335,046	2,468,120
Hindustan Unilever Ltd.	26,337	841,159
ICICI Bank Ltd.	424,399	5,084,706
ICICI Bank Ltd. Sponsored ADR	94,949	2,263,584
Infosys Ltd.	146,959	2,720,135
Jio Financial Services Ltd. (c)	75,436	210,897
Kotak Mahindra Bank Ltd.	80,556	1,841,823
Larsen & Toubro Ltd.	125,107	5,286,695
Maruti Suzuki India Ltd.	5,465	676,055
NTPC Ltd.	1,645,186	6,124,972
Petronet LNG Ltd.	454,384	1,215,642
Reliance Industries Ltd.	199,268	6,188,882

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shree Cement Ltd.	6,621	$2,291,083
Shriram Finance Ltd.	126,587	3,121,119
Tata Consultancy Services Ltd.	20,715	944,844
Tech Mahindra Ltd.	114,420	1,747,297
Titan Co. Ltd.	13,026	576,595
Varun Beverages Ltd.	116,916	1,737,189
Voltas Ltd.	127,355	1,495,097
		70,267,624
Indonesia — 0.8%
Bank Central Asia Tbk. PT	9,013,600	5,497,663
Bank Mandiri Persero Tbk. PT	1,675,100	657,094
Bank Rakyat Indonesia Persero Tbk. PT	10,338,364	3,832,871
Sarana Menara Nusantara Tbk. PT	22,251,500	1,429,691
Sumber Alfaria Trijaya Tbk. PT	3,531,500	671,736
		12,089,055
Ireland — 0.2%
AerCap Holdings NV (c)	36,576	2,718,328
Italy — 1.9%
Amplifon SpA	11,390	395,281
Banca Mediolanum SpA	251,779	2,372,626
DiaSorin SpA	26,094	2,690,925
Enel SpA	628,555	4,678,444
Ermenegildo Zegna NV	120,889	1,398,686
Intesa Sanpaolo SpA	587,209	1,714,134
Leonardo SpA	169,360	2,794,126
Moncler SpA	41,159	2,538,129
Prysmian SpA	121,375	5,533,665
UniCredit SpA	174,712	4,739,539
		28,855,555
Japan — 13.9%
Asahi Group Holdings Ltd.	78,600	2,925,542
Asahi Kasei Corp.	221,600	1,639,757
Astellas Pharma, Inc.	526,400	6,311,571
Calbee, Inc.	106,300	2,136,013
Central Japan Railway Co.	61,500	1,559,357
Chugai Pharmaceutical Co. Ltd.	120,000	4,549,929
CyberAgent, Inc.	189,000	1,182,968
Daiichi Sankyo Co. Ltd.	108,600	3,006,519
Daikin Industries Ltd.	12,800	2,079,228
Denso Corp.	199,900	2,998,288
Disco Corp.	15,000	3,691,157
Electric Power Development Co. Ltd. Class C	105,100	1,717,751
Fujitsu Ltd.	22,300	3,366,536
Hamamatsu Photonics KK	41,400	1,696,976
Hikari Tsushin, Inc.	9,200	1,521,227
Hitachi Ltd.	79,800	5,767,258
Honda Motor Co. Ltd.	103,200	1,066,775
Isetan Mitsukoshi Holdings Ltd.	87,200	946,653
Kao Corp.	62,400	2,564,283
Keyence Corp.	8,000	3,506,747
Kirin Holdings Co. Ltd. (a)	87,300	1,278,173
LY Corp.	1,203,400	4,254,789

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MatsukiyoCocokara & Co.	111,200	$1,965,435
MINEBEA MITSUMI, Inc.	62,200	1,272,525
Mitsubishi Corp.	154,500	2,460,803
Mitsubishi Electric Corp.	452,600	6,389,166
Mitsubishi Estate Co. Ltd.	190,200	2,612,845
Mitsubishi HC Capital, Inc.	206,900	1,387,411
Mitsubishi UFJ Financial Group, Inc.	939,800	8,087,634
Mitsui Fudosan Co. Ltd.	347,500	8,493,511
Murata Manufacturing Co. Ltd.	276,100	5,830,935
Nextage Co. Ltd. (a)	91,200	1,670,166
Nippon Sanso Holdings Corp.	60,800	1,621,358
Nippon Steel Corp. (a)	84,300	1,926,298
Nippon Telegraph & Telephone Corp.	11,886,900	14,512,623
Niterra Co. Ltd.	41,900	994,341
NTT Data Group Corp.	284,800	4,022,123
Olympus Corp.	249,600	3,602,117
Omron Corp.	23,800	1,105,116
ORIX Corp.	153,500	2,876,096
Otsuka Holdings Co. Ltd.	82,300	3,080,284
Outsourcing, Inc. (a) (c)	71,700	881,459
Panasonic Holdings Corp.	232,700	2,281,618
Persol Holdings Co. Ltd.	2,517,400	4,306,462
Recruit Holdings Co. Ltd.	148,900	6,357,033
Renesas Electronics Corp. (c)	109,200	1,959,813
Seven & i Holdings Co. Ltd.	186,400	7,382,383
Shimadzu Corp.	41,500	1,156,426
SMC Corp.	3,700	1,978,651
Sompo Holdings, Inc.	52,300	2,553,819
Sony Group Corp.	79,400	7,523,521
Stanley Electric Co. Ltd.	191,600	3,585,512
SUMCO Corp. (a)	98,700	1,474,440
Sumitomo Corp.	237,700	5,184,812
Sumitomo Metal Mining Co. Ltd.	53,200	1,596,217
Sumitomo Mitsui Trust Holdings, Inc.	66,600	1,277,232
Suzuki Motor Corp.	47,500	2,044,624
Taiheiyo Cement Corp.	70,400	1,447,709
Takeda Pharmaceutical Co. Ltd.	65,100	1,868,849
TechnoPro Holdings, Inc.	78,700	2,062,842
THK Co. Ltd. (a)	51,000	996,616
Tokio Marine Holdings, Inc.	155,500	3,882,119
Tokyo Electron Ltd.	39,300	6,985,599
Tosoh Corp.	21,300	271,465
Toyota Motor Corp.	656,000	12,042,047
Welcia Holdings Co. Ltd.	39,700	693,476
		215,473,028
Luxembourg — 0.2%
ArcelorMittal SA	79,585	2,256,980
Eurofins Scientific SE	4,637	303,390
		2,560,370
Macau — 0.3%
Galaxy Entertainment Group Ltd.	770,000	4,303,721
Malaysia — 0.3%
CIMB Group Holdings Bhd.	3,213,096	4,089,234

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.9%
Becle SAB de CV (a)	130,300	$255,137
Fresnillo PLC	196,011	1,480,594
Gruma SAB de CV Class B	163,725	2,996,145
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	8,551	1,498,306
Grupo Financiero Banorte SAB de CV Class O	96,912	976,482
Grupo Mexico SAB de CV Series B	862,988	4,796,467
Wal-Mart de Mexico SAB de CV	628,655	2,642,935
		14,646,066
Netherlands — 4.8%
Adyen NV (b) (c)	2,347	3,025,556
Akzo Nobel NV	103,520	8,553,405
ASML Holding NV	31,020	23,420,508
ASR Nederland NV	36,616	1,731,415
Euronext NV (b)	17,820	1,547,347
Heineken NV	109,260	11,116,673
ING Groep NV Series N	928,758	13,903,689
Koninklijke Philips NV (c)	302,956	7,075,283
Shell PLC ADR	59,291	3,901,348
		74,275,224
Norway — 0.9%
DNB Bank ASA	251,064	5,333,774
Equinor ASA	188,437	5,969,611
Storebrand ASA	281,044	2,489,075
		13,792,460
Peru — 0.0%
Credicorp Ltd.	4,639	695,525
Philippines — 0.3%
BDO Unibank, Inc.	461,454	1,086,308
Jollibee Foods Corp.	222,320	1,008,799
SM Investments Corp.	158,260	2,491,438
Universal Robina Corp.	104,980	224,101
		4,810,646
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	194,354	2,334,574
Portugal — 0.7%
Banco Comercial Portugues SA Class R (c)	4,043,426	1,224,962
Galp Energia SGPS SA	413,546	6,083,296
Jeronimo Martins SGPS SA	137,869	3,505,521
		10,813,779
Republic of Korea — 4.0%
CJ CheilJedang Corp.	6,436	1,617,045
HL Mando Co. Ltd.	16,262	495,015
Hyundai Motor Co.	18,369	2,894,506
KT Corp. (c)	66,174	1,764,467
KT Corp. Sponsored ADR (c)	155,074	2,084,195
LG Chem Ltd.	10,212	3,933,423
Lotte Chemical Corp.	21,798	2,587,637

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NAVER Corp. (c)	24,455	$4,232,447
Samsung Electronics Co. Ltd.	633,905	38,554,048
SK Hynix, Inc.	43,677	4,768,881
		62,931,664
Russia — 0.0%
Gazprom PJSC (c) (d) (e)	496,602	—
Novatek PJSC (d) (e)	73,140	—
TCS Group Holding, PLC GDR (b) (c) (d) (e)	10,848	—
		—
Saudi Arabia — 1.1%
Al Rajhi Bank	62,361	1,445,899
Arabian Internet & Communications Services Co.	4,391	405,275
Nahdi Medical Co.	20,581	751,911
Saudi Awwal Bank	327,528	3,281,505
Saudi Basic Industries Corp.	151,624	3,367,687
Saudi National Bank	770,606	7,944,375
		17,196,652
Singapore — 0.8%
DBS Group Holdings Ltd.	85,900	2,170,242
Jardine Cycle & Carriage Ltd.	60,800	1,367,003
Sea Ltd. ADR (c)	44,572	1,805,166
United Overseas Bank Ltd.	312,200	6,719,302
		12,061,713
South Africa — 0.8%
Bid Corp. Ltd.	30,943	722,033
Capitec Bank Holdings Ltd.	28,968	3,200,225
Clicks Group Ltd.	93,444	1,664,627
FirstRand Ltd.	734,642	2,948,960
Foschini Group Ltd.	172,930	1,048,384
Kumba Iron Ore Ltd.	61,920	2,082,446
Woolworths Holdings Ltd.	181,789	717,982
		12,384,657
Spain — 0.7%
Amadeus IT Group SA	83,471	5,986,544
Fluidra SA	73,153	1,525,374
Iberdrola SA	319,612	4,179,921
		11,691,839
Sweden — 2.1%
Assa Abloy AB Class B	114,161	3,288,911
Autoliv, Inc. SDR	24,980	2,737,454
Boliden AB	55,183	1,721,599
Elekta AB Class B	193,590	1,580,378
Essity AB Class B	178,065	4,412,670
Hexagon AB Class B	191,482	2,306,994
Sandvik AB	126,523	2,738,436
Svenska Handelsbanken AB Class A	309,181	3,355,763
Swedbank AB Class A	203,637	4,114,422

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonaktiebolaget LM Ericsson Class B	943,399	$5,961,860
		32,218,487
Switzerland — 3.5%
ABB Ltd. Registered	117,324	5,213,772
Alcon, Inc.	93,748	7,343,896
Barry Callebaut AG Registered	1,047	1,769,452
Cie Financiere Richemont SA Registered	7,131	983,603
DSM-Firmenich AG	12,935	1,316,995
Julius Baer Group Ltd.	115,640	6,497,823
Novartis AG Registered	107,434	10,847,559
Partners Group Holding AG	2,773	4,009,135
Sandoz Group AG (c)	72,195	2,328,881
Sonova Holding AG Registered	1,805	590,250
UBS Group AG Registered	144,986	4,503,086
Zurich Insurance Group AG	15,785	8,252,525
		53,656,977
Taiwan — 3.7%
ASE Technology Holding Co. Ltd.	962,000	4,218,895
Bizlink Holding, Inc.	213,308	1,852,492
Chailease Holding Co. Ltd.	183,720	1,152,974
Hon Hai Precision Industry Co. Ltd.	1,175,000	3,996,542
Largan Precision Co. Ltd.	11,000	1,025,966
MediaTek, Inc.	187,000	6,158,970
Taiwan Semiconductor Manufacturing Co. Ltd.	2,006,000	38,606,439
		57,012,278
Thailand — 0.4%
Bangkok Dusit Medical Services PCL Class F	1,039,800	845,366
Bangkok Dusit Medical Services PCL NVDR	877,900	713,740
Bumrungrad Hospital PCL	163,700	1,064,011
CP ALL PCL	863,000	1,415,894
SCB X PCL	744,900	2,311,488
Siam Cement PCL Registered	67,500	604,508
		6,955,007
United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	407,318	1,549,106
United Kingdom — 9.0%
Ashtead Group PLC	84,930	5,884,840
AstraZeneca PLC Sponsored ADR	315,191	21,228,114
Barclays PLC	1,028,632	2,003,545
BP PLC	755,926	4,467,158
Bridgepoint Group PLC (b)	760,323	2,693,554
British American Tobacco PLC	54,576	1,592,651
BT Group PLC	1,301,977	2,045,165
Bunzl PLC	54,819	2,225,160
CK Hutchison Holdings Ltd.	288,500	1,552,812
Compass Group PLC	165,858	4,532,056
DCC PLC	30,118	2,210,033
Diageo PLC	96,971	3,521,424
Dowlais Group PLC	494,221	671,059
Dr Martens PLC	36,494	41,145
Great Portland Estates PLC	350,507	1,872,834

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hiscox Ltd.	52,956	$710,301
HSBC Holdings PLC	659,106	5,323,657
Imperial Brands PLC	187,083	4,299,136
Informa PLC	220,127	2,185,373
Investec PLC	185,662	1,253,370
Johnson Matthey PLC	76,767	1,659,427
Kingfisher PLC	1,055,364	3,266,183
Lloyds Banking Group PLC	8,378,801	5,073,564
London Stock Exchange Group PLC	32,062	3,790,170
Melrose Industries PLC	439,562	3,175,849
National Grid PLC	259,300	3,501,155
Next PLC	44,877	4,632,687
Pearson PLC	149,466	1,835,281
Persimmon PLC	96,808	1,707,451
Rolls-Royce Holdings PLC (c)	1,859,720	7,082,555
Smith & Nephew PLC	319,594	4,375,065
Smiths Group PLC	94,205	2,113,871
Standard Chartered PLC	161,983	1,370,208
Taylor Wimpey PLC	1,036,387	1,937,417
Unilever PLC (ULVR LN)	279,769	13,536,318
Unilever PLC (UNA NA)	55,899	2,706,669
Vodafone Group PLC Sponsored ADR	181,194	1,576,388
WPP PLC	625,732	5,948,221
		139,601,866
United States — 5.9%
Amcor PLC CDI	219,968	2,126,350
Broadcom, Inc.	5,726	6,391,647
BRP, Inc.	18,731	1,340,382
Canva, Inc. (Acquired 8/16/21-11/04/21, Cost $652,842) (c) (d) (e) (f)	383	408,531
Experian PLC	58,225	2,372,772
Globant SA (c)	5,558	1,322,693
GSK PLC Sponsored ADR	174,496	6,466,822
Holcim AG	33,196	2,606,807
Las Vegas Sands Corp.	53,018	2,609,016
Linde PLC	6,663	2,711,818
Mastercard, Inc. Class A	6,937	2,958,700
Nestle SA Registered	166,868	19,312,864
Roche Holding AG	47,371	13,729,638
Samsonite International SA (b) (c)	428,400	1,409,842
Sanofi SA	134,512	13,335,708
Signify NV (b)	60,301	2,020,066
Stellantis NV	140,488	3,293,405
Tenaris SA	170,661	2,967,344
Waste Connections, Inc.	24,580	3,669,057
		91,053,462

TOTAL COMMON STOCK (Cost $1,328,579,409)		1,509,503,749

PREFERRED STOCK — 0.7%
Brazil — 0.2%
Banco Bradesco SA 9.929%
	744,100	2,590,972

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.5%
Dr Ing hc F Porsche AG 1.262%
(b)	27,038	$2,384,376
Sartorius AG 0.434%
	7,760	2,855,060
Volkswagen AG 7.837%
	18,910	2,334,197
		7,573,633
United States — 0.0%
Canva, Inc., Series A, (Acquired 11/04/21, Cost $39,209)
(c) (d) (e) (f)	23	24,533

TOTAL PREFERRED STOCK (Cost $10,117,431)		10,189,138

TOTAL EQUITIES (Cost $1,338,696,840)		1,519,692,887

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc. (a) (c) (d) (e)	1,982	—

TOTAL WARRANTS (Cost $0)		—

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA (c)	938	3,862
Russia — 0.0%
Moscow Exchange MICEX-Rates PJSC (MOEX RM) (c) (d) (e)	1,181,630	—
Moscow Exchange MICEX-Rates PJSC (MOEX RU) (c) (d) (e)	83,990	—
		—

TOTAL RIGHTS (Cost $2,619,126)		3,862

TOTAL LONG-TERM INVESTMENTS (Cost $1,341,315,966)		1,519,696,749

SHORT-TERM INVESTMENTS — 2.1%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	5,216,401	5,216,401
Mutual Fund — 1.8%
T. Rowe Price Government Reserve Investment Fund	28,148,069	28,148,069

	Principal Amount
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (h)	$598,890	598,890

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $33,963,360)		$33,963,360

TOTAL INVESTMENTS — 100.0% (Cost $1,375,279,326) (i)		1,553,660,109

Other Assets/(Liabilities) — (0.0)%		(51,237)

NET ASSETS — 100.0%		$1,553,608,872

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $25,579,481 or 1.65% of net assets. The Fund received $21,602,061 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $38,076,488 or 2.45% of net assets.
(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $433,064 or 0.03% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $433,064 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $598,996. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $610,937.
(i)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
PARTNERS GROUP HOLDING AG	Goldman Sachs International	1/19/24	1,200.00	15	CHF	1,800,000	$(7,246)	$(2,092)	$(5,154)
Adyen NV	JP Morgan Chase Bank N.A.	1/19/24	1,200.00	15	EUR	1,800,000	(2,899)	(5,402)	2,503
Adyen NV	JP Morgan Chase Bank N.A.	1/19/24	1,300.00	14	EUR	1,820,000	(356)	(2,748)	2,392
Daimler Truck Holding AG	Morgan Stanley & Co. LLC	1/19/24	34.00	53	EUR	180,200	—	(1,144)	1,144
AKZO NOBEL NV	Morgan Stanley & Co. LLC	1/19/24	74.00	24	EUR	177,600	(4,885)	(3,059)	(1,826)
CAPGEMINI SE	Morgan Stanley & Co. LLC	1/19/24	200.00	9	EUR	180,000	(436)	(2,419)	1,983
CAPGEMINI SE	Morgan Stanley & Co. LLC	1/19/24	205.00	8	EUR	164,000	(113)	(1,166)	1,053
Daimler Truck Holding AG	Morgan Stanley & Co. LLC	2/16/24	35.00	50	EUR	175,000	(3,506)	(3,733)	227
AKZO NOBEL NV	Morgan Stanley & Co. LLC	2/16/24	76.00	24	EUR	182,400	(5,342)	(5,140)	(202)
							$(24,783)	$(26,903)	$2,120

Currency Legend

CHF	Swiss Franc
EUR	Euro

MassMutual 20/80 Allocation Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 20.8%
DFA Commodity Strategy Portfolio	182,129	$792,260
Invesco Real Estate Fund, Class R6	44,119	759,721
MassMutual Blue Chip Growth Fund, Class I (a)	167,723	3,330,971
MassMutual Diversified Value Fund, Class I (a)	191,633	2,194,199
MassMutual Equity Opportunities Fund, Class I (a)	284,565	4,880,296
MassMutual Fundamental Value Fund, Class I (a)	233,555	1,971,206
MassMutual Growth Opportunities Fund, Class I (a)	154,266	950,282
MassMutual International Equity Fund, Class I (a)	158,216	1,329,014
MassMutual Mid Cap Growth Fund, Class I (a)	54,559	1,080,275
MassMutual Mid Cap Value Fund, Class I (a)	92,795	1,069,004
MassMutual Overseas Fund, Class I (a)	310,910	2,695,591
MassMutual Small Cap Growth Equity Fund, Class I (a)	20,143	294,894
MassMutual Small Cap Value Equity Fund, Class I (a)	69,293	586,216
MassMutual Strategic Emerging Markets Fund, Class I (a)	51,360	514,118
MM Equity Asset Fund, Class I (a)	1,215,978	8,815,841
Vanguard Developed Markets Index Fund, Admiral Shares	182,414	2,809,181
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	15,594	532,848
Vanguard Mid-Cap Index Fund, Admiral Shares	5,145	1,482,012
Vanguard Small-Cap Index Fund, Admiral Shares	5,916	604,570
		36,692,499
Fixed Income Funds — 79.2%
Invesco International Bond Fund, Class R6	1,580,368	7,016,833
MassMutual Core Bond Fund, Class I (a)	3,212,164	29,070,082
MassMutual Global Floating Rate Fund, Class I (a)	23,051	203,079
MassMutual High Yield Fund, Class I (a)	61,475	485,040
MassMutual Inflation-Protected and Income Fund, Class I (a)	73,690	686,787
MassMutual Short-Duration Bond Fund, Class I (a)	1,195,928	10,619,844
MassMutual Strategic Bond Fund, Class I (a)	4,061,005	35,411,962
MassMutual Total Return Bond Fund, Class I (a)	4,801,575	40,861,399
Vanguard Long-Term Treasury Index Fund, Admiral Shares	155,031	3,215,344
Vanguard Total Bond Market Index Fund, Institutional Shares	1,211,700	11,765,604
		139,335,974

TOTAL MUTUAL FUNDS (Cost $191,066,450)		176,028,473

TOTAL LONG-TERM INVESTMENTS (Cost $191,066,450)		176,028,473

TOTAL INVESTMENTS — 100.0% (Cost $191,066,450) (b)		176,028,473

Other Assets/(Liabilities) — (0.0)%		(10,409)

NET ASSETS — 100.0%		$176,018,064

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 41.1%
DFA Commodity Strategy Portfolio	184,297	$801,693
Invesco Real Estate Fund, Class R6	88,591	1,525,530
MassMutual Blue Chip Growth Fund, Class I (a)	339,433	6,741,131
MassMutual Diversified Value Fund, Class I (a)	386,627	4,426,876
MassMutual Equity Opportunities Fund, Class I (a)	573,918	9,842,693
MassMutual Fundamental Value Fund, Class I (a)	470,483	3,970,877
MassMutual Growth Opportunities Fund, Class I (a)	305,988	1,884,883
MassMutual International Equity Fund, Class I (a)	317,500	2,667,001
MassMutual Mid Cap Growth Fund, Class I (a)	109,543	2,168,947
MassMutual Mid Cap Value Fund, Class I (a)	186,795	2,151,883
MassMutual Overseas Fund, Class I (a)	630,014	5,462,221
MassMutual Small Cap Growth Equity Fund, Class I (a)	40,544	593,565
MassMutual Small Cap Value Equity Fund, Class I (a)	139,166	1,177,341
MassMutual Strategic Emerging Markets Fund, Class I (a)	104,166	1,042,700
MM Equity Asset Fund, Class I (a)	2,465,746	17,876,657
Vanguard Developed Markets Index Fund, Institutional Shares	368,709	5,689,180
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	31,544	1,077,860
Vanguard Mid-Cap Index Fund, Admiral Shares	10,404	2,997,004
Vanguard Small-Cap Index Fund, Admiral Shares	11,965	1,222,682
		73,320,724
Fixed Income Funds — 59.0%
Invesco International Bond Fund, Class R6	1,196,373	5,311,894
MassMutual Core Bond Fund, Class I (a)	2,421,533	21,914,875
MassMutual Global Floating Rate Fund, Class I (a)	17,445	153,691
MassMutual High Yield Fund, Class I (a)	46,442	366,429
MassMutual Inflation-Protected and Income Fund, Class I (a)	55,974	521,681
MassMutual Short-Duration Bond Fund, Class I (a)	900,898	7,999,977
MassMutual Strategic Bond Fund, Class I (a)	3,062,998	26,709,344
MassMutual Total Return Bond Fund, Class I (a)	3,621,474	30,818,742
Vanguard Long-Term Treasury Index Fund, Admiral Shares	128,814	2,671,594
Vanguard Total Bond Market Index Fund, Institutional Shares	913,548	8,870,548
		105,338,775

TOTAL MUTUAL FUNDS (Cost $194,286,083)		178,659,499

TOTAL LONG-TERM INVESTMENTS (Cost $194,286,083)		178,659,499

TOTAL INVESTMENTS — 100.1% (Cost $194,286,083) (b)		178,659,499

Other Assets/(Liabilities) — (0.1)%		(118,718)

NET ASSETS — 100.0%		$178,540,781

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 61.1%
DFA Commodity Strategy Portfolio	172,036	$748,358
Invesco Real Estate Fund, Class R6	123,317	2,123,515
MassMutual Blue Chip Growth Fund, Class I (a)	467,723	9,288,980
MassMutual Diversified Value Fund, Class I (a)	535,584	6,132,440
MassMutual Equity Opportunities Fund, Class I (a)	794,897	13,632,481
MassMutual Fundamental Value Fund, Class I (a)	648,562	5,473,860
MassMutual Growth Opportunities Fund, Class I (a)	426,489	2,627,175
MassMutual International Equity Fund, Class I (a)	439,207	3,689,337
MassMutual Mid Cap Growth Fund, Class I (a)	152,798	3,025,397
MassMutual Mid Cap Value Fund, Class I (a)	258,797	2,981,337
MassMutual Overseas Fund, Class I (a)	859,789	7,454,366
MassMutual Small Cap Growth Equity Fund, Class I (a)	56,250	823,504
MassMutual Small Cap Value Equity Fund, Class I (a)	193,045	1,633,158
MassMutual Strategic Emerging Markets Fund, Class I (a)	142,077	1,422,188
MM Equity Asset Fund, Class I (a)	3,396,673	24,625,882
Vanguard Developed Markets Index Fund, Institutional Shares	516,596	7,971,083
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	44,216	1,510,853
Vanguard Mid-Cap Index Fund, Admiral Shares	14,576	4,199,034
Vanguard Small-Cap Index Fund, Admiral Shares	16,766	1,713,285
		101,076,233
Fixed Income Funds — 39.0%
Invesco International Bond Fund, Class R6	736,214	3,268,790
MassMutual Core Bond Fund, Class I (a)	1,470,703	13,309,863
MassMutual Global Floating Rate Fund, Class I (a)	10,820	95,323
MassMutual High Yield Fund, Class I (a)	28,450	224,471
MassMutual Inflation-Protected and Income Fund, Class I (a)	35,195	328,022
MassMutual Short-Duration Bond Fund, Class I (a)	554,824	4,926,834
MassMutual Strategic Bond Fund, Class I (a)	1,859,011	16,210,572
MassMutual Total Return Bond Fund, Class I (a)	2,197,285	18,698,895
Vanguard Long-Term Treasury Index Fund, Admiral Shares	94,455	1,958,998
Vanguard Total Bond Market Index Fund, Institutional Shares	563,004	5,466,770
		64,488,538

TOTAL MUTUAL FUNDS (Cost $174,641,099)		165,564,771

TOTAL LONG-TERM INVESTMENTS (Cost $174,641,099)		165,564,771

TOTAL INVESTMENTS — 100.1% (Cost $174,641,099) (b)		165,564,771

Other Assets/(Liabilities) — (0.1)%		(83,750)

NET ASSETS — 100.0%		$165,481,021

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 80.9%
DFA Commodity Strategy Portfolio	130,544	$567,866
Invesco Real Estate Fund, Class R6	124,510	2,144,060
MassMutual Blue Chip Growth Fund, Class I (a)	472,610	9,386,040
MassMutual Diversified Value Fund, Class I (a)	544,872	6,238,784
MassMutual Equity Opportunities Fund, Class I (a)	808,561	13,866,828
MassMutual Fundamental Value Fund, Class I (a)	655,231	5,530,146
MassMutual Growth Opportunities Fund, Class I (a)	430,121	2,649,545
MassMutual International Equity Fund, Class I (a)	445,175	3,739,470
MassMutual Mid Cap Growth Fund, Class I (a)	154,380	3,056,727
MassMutual Mid Cap Value Fund, Class I (a)	262,692	3,026,215
MassMutual Overseas Fund, Class I (a)	870,921	7,550,886
MassMutual Small Cap Growth Equity Fund, Class I (a)	56,834	832,055
MassMutual Small Cap Value Equity Fund, Class I (a)	195,112	1,650,650
MassMutual Strategic Emerging Markets Fund, Class I (a)	144,201	1,443,455
MM Equity Asset Fund, Class I (a)	3,435,864	24,910,013
Vanguard Developed Markets Index Fund, Institutional Shares	523,303	8,074,573
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	44,780	1,530,133
Vanguard Mid-Cap Index Fund, Admiral Shares	14,764	4,252,974
Vanguard Small-Cap Index Fund, Admiral Shares	16,981	1,735,316
		102,185,736
Fixed Income Funds — 19.1%
Invesco International Bond Fund, Class R6	281,163	1,248,365
MassMutual Core Bond Fund, Class I (a)	541,829	4,903,549
MassMutual Global Floating Rate Fund, Class I (a)	7,027	61,907
MassMutual High Yield Fund, Class I (a)	7,961	62,810
MassMutual Inflation-Protected and Income Fund, Class I (a)	13,226	123,266
MassMutual Short-Duration Bond Fund, Class I (a)	208,166	1,848,518
MassMutual Strategic Bond Fund, Class I (a)	684,681	5,970,419
MassMutual Total Return Bond Fund, Class I (a)	810,352	6,896,100
Vanguard Long-Term Treasury Index Fund, Admiral Shares	52,240	1,083,452
Vanguard Total Bond Market Index Fund, Admiral Shares	207,304	2,012,919
		24,211,305

TOTAL MUTUAL FUNDS (Cost $129,953,701)		126,397,041

TOTAL LONG-TERM INVESTMENTS (Cost $129,953,701)		126,397,041

TOTAL INVESTMENTS — 100.0% (Cost $129,953,701) (b)		126,397,041

Other Assets/(Liabilities) — (0.0)%		(47,243)

NET ASSETS — 100.0%		$126,349,798

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 38.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	32,892	$510,158
JPMorgan Large Cap Value Fund, Class R6	54,517	1,030,918
MassMutual Blue Chip Growth Fund, Class I (a)	74,006	1,469,757
MassMutual Diversified Value Fund, Class I (a)	75,620	865,845
MassMutual Equity Opportunities Fund, Class I (a)	131,944	2,262,835
MassMutual Fundamental Value Fund, Class I (a)	134,860	1,138,217
MassMutual Growth Opportunities Fund, Class I (a)	75,859	467,294
MassMutual International Equity Fund, Class I (a)	184,651	1,551,069
MassMutual Mid Cap Growth Fund, Class I (a)	40,392	799,761
MassMutual Mid Cap Value Fund, Class I (a)	66,353	764,389
MassMutual Overseas Fund, Class I (a)	317,825	2,755,542
MassMutual Small Cap Growth Equity Fund, Class I (a)	40,897	598,732
MassMutual Small Cap Value Equity Fund, Class I (a)	93,400	790,163
MassMutual Strategic Emerging Markets Fund, Class I (a)	93,049	931,420
MM Equity Asset Fund, Class I (a)	996,534	7,224,872
Vanguard Developed Markets Index Fund, Admiral Shares	243,304	3,746,883
Vanguard Mid-Cap Index Fund, Admiral Shares	2,431	700,372
Vanguard Real Estate Index Fund, Admiral Shares	5,545	693,937
Vanguard Small-Cap Index Fund, Admiral Shares	6,017	614,836
		28,917,000
Fixed Income Funds — 61.9%
JPMorgan Emerging Markets Debt Fund, Class R6	6,272	38,574
JPMorgan U.S. Government Money Market Fund, Class IM	5,824,141	5,824,141
MassMutual Core Bond Fund, Class I (a)	1,869,302	16,917,188
MassMutual Global Floating Rate Fund, Class I (a)	4,217	37,155
MassMutual High Yield Fund, Class I (a)	691,077	5,452,594
MassMutual Inflation-Protected and Income Fund, Class I (a)	295,265	2,751,872
MassMutual Strategic Bond Fund, Class I (a)	666,360	5,810,660
MassMutual Total Return Bond Fund, Class I (a)	672,750	5,725,102
Vanguard Total Bond Market Index Fund, Institutional Shares	451,089	4,380,074
		46,937,360

TOTAL MUTUAL FUNDS (Cost $79,363,464)		75,854,360

TOTAL LONG-TERM INVESTMENTS (Cost $79,363,464)		75,854,360

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $79,363,464) (b)		$75,854,360

Other Assets/(Liabilities) — (0.1)%		(99,461)

NET ASSETS — 100.0%		$75,754,899

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 38.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	52,477	$813,922
JPMorgan Large Cap Value Fund, Class R6	87,617	1,656,842
MassMutual Blue Chip Growth Fund, Class I (a)	116,583	2,315,346
MassMutual Diversified Value Fund, Class I (a)	121,778	1,394,359
MassMutual Equity Opportunities Fund, Class I (a)	212,158	3,638,512
MassMutual Fundamental Value Fund, Class I (a)	212,014	1,789,397
MassMutual Growth Opportunities Fund, Class I (a)	122,245	753,028
MassMutual International Equity Fund, Class I (a)	294,529	2,474,040
MassMutual Mid Cap Growth Fund, Class I (a)	65,041	1,287,806
MassMutual Mid Cap Value Fund, Class I (a)	106,863	1,231,063
MassMutual Overseas Fund, Class I (a)	485,097	4,205,787
MassMutual Small Cap Growth Equity Fund, Class I (a)	65,821	963,618
MassMutual Small Cap Value Equity Fund, Class I (a)	150,267	1,271,255
MassMutual Strategic Emerging Markets Fund, Class I (a)	149,048	1,491,968
MM Equity Asset Fund, Class I (a)	1,568,487	11,371,527
Vanguard Developed Markets Index Fund, Institutional Shares	399,189	6,159,483
Vanguard Mid-Cap Index Fund, Admiral Shares	3,995	1,150,758
Vanguard Real Estate Index Fund, Admiral Shares	9,111	1,140,184
Vanguard Small-Cap Index Fund, Admiral Shares	9,886	1,010,215
		46,119,110
Fixed Income Funds — 61.9%
JPMorgan Emerging Markets Debt Fund, Class R6	10,097	62,096
JPMorgan U.S. Government Money Market Fund, Class IM	9,420,930	9,420,930
MassMutual Core Bond Fund, Class I (a)	2,947,480	26,674,697
MassMutual Global Floating Rate Fund, Class I (a)	6,929	61,048
MassMutual High Yield Fund, Class I (a)	1,112,777	8,779,812
MassMutual Inflation-Protected and Income Fund, Class I (a)	473,943	4,417,147
MassMutual Strategic Bond Fund, Class I (a)	1,051,068	9,165,315
MassMutual Total Return Bond Fund, Class I (a)	1,060,936	9,028,565
Vanguard Total Bond Market Index Fund, Institutional Shares	741,167	7,196,728
		74,806,338

TOTAL MUTUAL FUNDS (Cost $124,303,246)		120,925,448

TOTAL LONG-TERM INVESTMENTS (Cost $124,303,246)		120,925,448

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $124,303,246) (b)		$120,925,448

Other Assets/(Liabilities) — (0.1)%		(135,939)

NET ASSETS — 100.0%		$120,789,509

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 46.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	114,401	$1,774,358
JPMorgan Large Cap Value Fund, Class R6	123,205	2,329,815
MassMutual Blue Chip Growth Fund, Class I (a)	166,795	3,312,546
MassMutual Diversified Value Fund, Class I (a)	171,048	1,958,499
MassMutual Equity Opportunities Fund, Class I (a)	299,417	5,135,009
MassMutual Fundamental Value Fund, Class I (a)	303,878	2,564,729
MassMutual Growth Opportunities Fund, Class I (a)	170,787	1,052,047
MassMutual International Equity Fund, Class I (a)	405,307	3,404,575
MassMutual Mid Cap Growth Fund, Class I (a)	88,939	1,760,986
MassMutual Mid Cap Value Fund, Class I (a)	146,143	1,683,570
MassMutual Overseas Fund, Class I (a)	694,687	6,022,938
MassMutual Small Cap Growth Equity Fund, Class I (a)	90,384	1,323,221
MassMutual Small Cap Value Equity Fund, Class I (a)	207,123	1,752,264
MassMutual Strategic Emerging Markets Fund, Class I (a)	323,368	3,236,918
MM Equity Asset Fund, Class I (a)	2,245,511	16,279,958
Vanguard Developed Markets Index Fund, Institutional Shares	529,167	8,165,041
Vanguard Mid-Cap Index Fund, Admiral Shares	5,356	1,542,900
Vanguard Real Estate Index Fund, Admiral Shares	12,130	1,518,082
Vanguard Small-Cap Index Fund, Admiral Shares	13,269	1,355,963
		66,173,419
Fixed Income Funds — 53.2%
JPMorgan Emerging Markets Debt Fund, Class R6	11,212	68,952
JPMorgan U.S. Government Money Market Fund, Class IM	7,345,333	7,345,333
MassMutual Core Bond Fund, Class I (a)	3,096,370	28,022,147
MassMutual Global Floating Rate Fund, Class I (a)	7,523	66,279
MassMutual High Yield Fund, Class I (a)	1,233,956	9,735,911
MassMutual Inflation-Protected and Income Fund, Class I (a)	355,428	3,312,588
MassMutual Strategic Bond Fund, Class I (a)	1,104,679	9,632,797
MassMutual Total Return Bond Fund, Class I (a)	1,115,375	9,491,840
Vanguard Total Bond Market Index Fund, Institutional Shares	745,625	7,240,024
		74,915,871

TOTAL MUTUAL FUNDS (Cost $147,573,091)		141,089,290

TOTAL LONG-TERM INVESTMENTS (Cost $147,573,091)		141,089,290

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $147,573,091) (b)		$141,089,290

Other Assets/(Liabilities) — (0.1)%		(83,755)

NET ASSETS — 100.0%		$141,005,535

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2030 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 59.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	297,866	$4,619,905
JPMorgan Large Cap Value Fund, Class R6	301,811	5,707,243
MassMutual Blue Chip Growth Fund, Class I (a)	412,896	8,200,121
MassMutual Diversified Value Fund, Class I (a)	419,192	4,799,749
MassMutual Equity Opportunities Fund, Class I (a)	730,940	12,535,630
MassMutual Fundamental Value Fund, Class I (a)	751,551	6,343,092
MassMutual Growth Opportunities Fund, Class I (a)	419,722	2,585,488
MassMutual International Equity Fund, Class I (a)	983,679	8,262,907
MassMutual Mid Cap Growth Fund, Class I (a)	217,245	4,301,458
MassMutual Mid Cap Value Fund, Class I (a)	357,099	4,113,776
MassMutual Overseas Fund, Class I (a)	1,740,110	15,086,754
MassMutual Small Cap Growth Equity Fund, Class I (a)	219,567	3,214,465
MassMutual Small Cap Value Equity Fund, Class I (a)	504,413	4,267,334
MassMutual Strategic Emerging Markets Fund, Class I (a)	851,785	8,526,367
MM Equity Asset Fund, Class I (a)	5,556,131	40,281,950
Vanguard Developed Markets Index Fund, Institutional Shares	1,290,742	19,916,154
Vanguard Mid-Cap Index Fund, Admiral Shares	12,956	3,732,323
Vanguard Real Estate Index Fund, Admiral Shares	29,328	3,670,456
Vanguard Small-Cap Index Fund, Admiral Shares	32,161	3,286,546
		163,451,718
Fixed Income Funds — 40.3%
JPMorgan Emerging Markets Debt Fund, Class R6	22,029	135,478
JPMorgan U.S. Government Money Market Fund, Class IM	8,370,861	8,370,861
MassMutual Core Bond Fund, Class I (a)	4,981,792	45,085,221
MassMutual High Yield Fund, Class I (a)	1,744,070	13,760,709
MassMutual Inflation-Protected and Income Fund, Class I (a)	56,305	524,761
MassMutual Strategic Bond Fund, Class I (a)	1,776,861	15,494,228
MassMutual Total Return Bond Fund, Class I (a)	1,794,330	15,269,749
Vanguard Total Bond Market Index Fund, Institutional Shares	1,185,804	11,514,153
		110,155,160

TOTAL MUTUAL FUNDS (Cost $279,128,912)		273,606,878

TOTAL LONG-TERM INVESTMENTS (Cost $279,128,912)		273,606,878

TOTAL INVESTMENTS — 100.1% (Cost $279,128,912) (b)		273,606,878

Other Assets/(Liabilities) — (0.1)%		(256,914)

NET ASSETS — 100.0%		$273,349,964

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2035 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 72.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	401,307	$6,224,276
JPMorgan Large Cap Value Fund, Class R6	212,714	4,022,414
MassMutual Blue Chip Growth Fund, Class I (a)	442,157	8,781,239
MassMutual Diversified Value Fund, Class I (a)	294,901	3,376,615
MassMutual Equity Opportunities Fund, Class I (a)	323,286	5,544,357
MassMutual Fundamental Value Fund, Class I (a)	471,125	3,976,292
MassMutual Growth Opportunities Fund, Class I (a)	494,110	3,043,718
MassMutual International Equity Fund, Class I (a)	890,897	7,483,532
MassMutual Mid Cap Growth Fund, Class I (a)	152,919	3,027,802
MassMutual Mid Cap Value Fund, Class I (a)	251,371	2,895,799
MassMutual Overseas Fund, Class I (a)	1,446,632	12,542,297
MassMutual Small Cap Growth Equity Fund, Class I (a)	154,507	2,261,977
MassMutual Small Cap Value Equity Fund, Class I (a)	355,219	3,005,152
MassMutual Strategic Emerging Markets Fund, Class I (a)	327,359	3,276,867
MM Equity Asset Fund, Class I (a)	3,972,204	28,798,475
Vanguard Developed Markets Index Fund, Institutional Shares	702,524	10,839,951
Vanguard Mid-Cap Index Fund, Admiral Shares	8,997	2,591,889
Vanguard Real Estate Index Fund, Admiral Shares	20,369	2,549,169
Vanguard Small-Cap Index Fund, Admiral Shares	22,258	2,274,519
		116,516,340
Fixed Income Funds — 28.1%
JPMorgan Emerging Markets Debt Fund, Class R6	12,713	78,185
JPMorgan U.S. Government Money Market Fund, Class IM	4,342,902	4,342,902
MassMutual Core Bond Fund, Class I (a)	876,914	7,936,070
MassMutual High Yield Fund, Class I (a)	605,501	4,777,402
MassMutual Strategic Bond Fund, Class I (a)	1,522,649	13,277,503
MassMutual Total Return Bond Fund, Class I (a)	1,537,372	13,083,036
Vanguard Total Bond Market Index Fund, Admiral Shares	203,366	1,974,685
		45,469,783

TOTAL MUTUAL FUNDS (Cost $167,972,074)		161,986,123

TOTAL LONG-TERM INVESTMENTS (Cost $167,972,074)		161,986,123

TOTAL INVESTMENTS — 100.1% (Cost $167,972,074) (b)		161,986,123

Other Assets/(Liabilities) — (0.1)%		(101,235)

NET ASSETS — 100.0%		$161,884,888

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2040 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 81.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	553,573	$8,585,921
JPMorgan Large Cap Value Fund, Class R6	304,785	5,763,479
MassMutual Blue Chip Growth Fund, Class I (a)	622,827	12,369,342
MassMutual Diversified Value Fund, Class I (a)	420,339	4,812,877
MassMutual Equity Opportunities Fund, Class I (a)	460,783	7,902,436
MassMutual Fundamental Value Fund, Class I (a)	661,454	5,582,676
MassMutual Growth Opportunities Fund, Class I (a)	703,626	4,334,337
MassMutual International Equity Fund, Class I (a)	1,284,395	10,788,914
MassMutual Mid Cap Growth Fund, Class I (a)	218,555	4,327,391
MassMutual Mid Cap Value Fund, Class I (a)	359,077	4,136,567
MassMutual Overseas Fund, Class I (a)	2,050,935	17,781,606
MassMutual Small Cap Growth Equity Fund, Class I (a)	220,283	3,224,949
MassMutual Small Cap Value Equity Fund, Class I (a)	504,635	4,269,215
MassMutual Strategic Emerging Markets Fund, Class I (a)	451,473	4,519,244
MM Equity Asset Fund, Class I (a)	5,587,139	40,506,759
Vanguard Developed Markets Index Fund, Institutional Shares	1,051,997	16,232,311
Vanguard Mid-Cap Index Fund, Admiral Shares	13,243	3,814,934
Vanguard Real Estate Index Fund, Admiral Shares	30,268	3,788,100
Vanguard Small-Cap Index Fund, Admiral Shares	32,659	3,337,442
		166,078,500
Fixed Income Funds — 18.3%
JPMorgan Emerging Markets Debt Fund, Class R6	161,237	991,605
JPMorgan U.S. Government Money Market Fund, Class IM	4,532,102	4,532,102
MassMutual Core Bond Fund, Class I (a)	571,345	5,170,671
MassMutual High Yield Fund, Class I (a)	699,216	5,516,818
MassMutual Strategic Bond Fund, Class I (a)	1,134,988	9,897,092
MassMutual Total Return Bond Fund, Class I (a)	1,145,960	9,752,121
Vanguard Total Bond Market Index Fund, Admiral Shares	137,678	1,336,849
		37,197,258

TOTAL MUTUAL FUNDS (Cost $203,531,034)		203,275,758

TOTAL LONG-TERM INVESTMENTS (Cost $203,531,034)		203,275,758

TOTAL INVESTMENTS — 100.1% (Cost $203,531,034) (b)		203,275,758

Other Assets/(Liabilities) — (0.1)%		(153,964)

NET ASSETS — 100.0%		$203,121,794

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2045 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	385,070	$5,972,429
JPMorgan Large Cap Value Fund, Class R6	199,632	3,775,047
MassMutual Blue Chip Growth Fund, Class I (a)	417,489	8,291,341
MassMutual Diversified Value Fund, Class I (a)	277,327	3,175,392
MassMutual Equity Opportunities Fund, Class I (a)	301,850	5,176,724
MassMutual Fundamental Value Fund, Class I (a)	444,447	3,751,129
MassMutual Growth Opportunities Fund, Class I (a)	464,172	2,859,299
MassMutual International Equity Fund, Class I (a)	849,945	7,139,538
MassMutual Mid Cap Growth Fund, Class I (a)	144,396	2,859,042
MassMutual Mid Cap Value Fund, Class I (a)	237,447	2,735,384
MassMutual Overseas Fund, Class I (a)	1,386,789	12,023,459
MassMutual Small Cap Growth Equity Fund, Class I (a)	146,224	2,140,718
MassMutual Small Cap Value Equity Fund, Class I (a)	332,825	2,815,703
MassMutual Strategic Emerging Markets Fund, Class I (a)	315,715	3,160,312
MM Equity Asset Fund, Class I (a)	3,747,091	27,166,411
Vanguard Developed Markets Index Fund, Institutional Shares	665,527	10,269,087
Vanguard Mid-Cap Index Fund, Admiral Shares	8,457	2,436,214
Vanguard Real Estate Index Fund, Admiral Shares	19,394	2,427,136
Vanguard Small-Cap Index Fund, Admiral Shares	20,796	2,125,163
		110,299,528
Fixed Income Funds — 10.8%
JPMorgan Emerging Markets Debt Fund, Class R6	71,848	441,867
JPMorgan U.S. Government Money Market Fund, Class IM	2,720,126	2,720,126
MassMutual Core Bond Fund, Class I (a)	185,522	1,678,974
MassMutual High Yield Fund, Class I (a)	206,514	1,629,399
MassMutual Strategic Bond Fund, Class I (a)	368,329	3,211,826
MassMutual Total Return Bond Fund, Class I (a)	372,267	3,167,996
Vanguard Total Bond Market Index Fund, Admiral Shares	42,475	412,436
		13,262,624

TOTAL MUTUAL FUNDS (Cost $126,310,821)		123,562,152

TOTAL LONG-TERM INVESTMENTS (Cost $126,310,821)		123,562,152

TOTAL INVESTMENTS — 100.1% (Cost $126,310,821) (b)		123,562,152

Other Assets/(Liabilities) — (0.1)%		(77,596)

NET ASSETS — 100.0%		$123,484,556

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2050 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	473,713	$7,347,294
JPMorgan Large Cap Value Fund, Class R6	249,881	4,725,253
MassMutual Blue Chip Growth Fund, Class I (a)	517,905	10,285,590
MassMutual Diversified Value Fund, Class I (a)	346,185	3,963,819
MassMutual Equity Opportunities Fund, Class I (a)	377,740	6,478,240
MassMutual Fundamental Value Fund, Class I (a)	550,426	4,645,594
MassMutual Growth Opportunities Fund, Class I (a)	576,614	3,551,940
MassMutual International Equity Fund, Class I (a)	1,050,307	8,822,583
MassMutual Mid Cap Growth Fund, Class I (a)	180,391	3,571,749
MassMutual Mid Cap Value Fund, Class I (a)	297,152	3,423,196
MassMutual Overseas Fund, Class I (a)	1,702,528	14,760,918
MassMutual Small Cap Growth Equity Fund, Class I (a)	181,479	2,656,845
MassMutual Small Cap Value Equity Fund, Class I (a)	414,200	3,504,129
MassMutual Strategic Emerging Markets Fund, Class I (a)	386,334	3,867,203
MM Equity Asset Fund, Class I (a)	4,644,908	33,675,581
Vanguard Developed Markets Index Fund, Institutional Shares	870,974	13,439,125
Vanguard Mid-Cap Index Fund, Admiral Shares	11,065	3,187,481
Vanguard Real Estate Index Fund, Admiral Shares	25,373	3,175,374
Vanguard Small-Cap Index Fund, Admiral Shares	27,303	2,790,071
		137,871,985
Fixed Income Funds — 8.0%
JPMorgan Emerging Markets Debt Fund, Class R6	82,190	505,469
JPMorgan U.S. Government Money Market Fund, Class IM	3,304,574	3,304,574
MassMutual Core Bond Fund, Class I (a)	152,444	1,379,617
MassMutual High Yield Fund, Class I (a)	152,436	1,202,720
MassMutual Strategic Bond Fund, Class I (a)	303,091	2,642,957
MassMutual Total Return Bond Fund, Class I (a)	306,036	2,604,365
Vanguard Total Bond Market Index Fund, Admiral Shares	36,638	355,758
		11,995,460

TOTAL MUTUAL FUNDS (Cost $147,158,168)		149,867,445

TOTAL LONG-TERM INVESTMENTS (Cost $147,158,168)		149,867,445

TOTAL INVESTMENTS — 100.1% (Cost $147,158,168) (b)		149,867,445

Other Assets/(Liabilities) — (0.1)%		(114,195)

NET ASSETS — 100.0%		$149,753,250

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2055 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 92.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	224,384	$3,480,190
JPMorgan Large Cap Value Fund, Class R6	115,874	2,191,178
MassMutual Blue Chip Growth Fund, Class I (a)	238,874	4,744,035
MassMutual Diversified Value Fund, Class I (a)	160,930	1,842,649
MassMutual Equity Opportunities Fund, Class I (a)	174,700	2,996,112
MassMutual Fundamental Value Fund, Class I (a)	254,563	2,148,509
MassMutual Growth Opportunities Fund, Class I (a)	268,671	1,655,015
MassMutual International Equity Fund, Class I (a)	494,938	4,157,477
MassMutual Mid Cap Growth Fund, Class I (a)	83,920	1,661,611
MassMutual Mid Cap Value Fund, Class I (a)	138,083	1,590,715
MassMutual Overseas Fund, Class I (a)	792,349	6,869,666
MassMutual Small Cap Growth Equity Fund, Class I (a)	84,512	1,237,258
MassMutual Small Cap Value Equity Fund, Class I (a)	193,401	1,636,176
MassMutual Strategic Emerging Markets Fund, Class I (a)	183,070	1,832,529
MM Equity Asset Fund, Class I (a)	2,144,980	15,551,102
Vanguard Developed Markets Index Fund, Institutional Shares	380,579	5,872,331
Vanguard Mid-Cap Index Fund, Admiral Shares	4,835	1,392,705
Vanguard Real Estate Index Fund, Admiral Shares	11,086	1,387,436
Vanguard Small-Cap Index Fund, Admiral Shares	11,929	1,219,072
		63,465,766
Fixed Income Funds — 8.0%
JPMorgan Emerging Markets Debt Fund, Class R6	38,294	235,507
JPMorgan U.S. Government Money Market Fund, Class IM	1,524,687	1,524,687
MassMutual Core Bond Fund, Class I (a)	70,405	637,165
MassMutual High Yield Fund, Class I (a)	71,159	561,443
MassMutual Strategic Bond Fund, Class I (a)	139,859	1,219,573
MassMutual Total Return Bond Fund, Class I (a)	141,299	1,202,456
Vanguard Total Bond Market Index Fund, Admiral Shares	16,010	155,453
		5,536,284

TOTAL MUTUAL FUNDS (Cost $69,781,748)		69,002,050

TOTAL LONG-TERM INVESTMENTS (Cost $69,781,748)		69,002,050

TOTAL INVESTMENTS — 100.0% (Cost $69,781,748) (b)		69,002,050

Other Assets/(Liabilities) — (0.0)%		(33,820)

NET ASSETS — 100.0%		$68,968,230

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2060 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.8%

Equity Funds — 91.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	80,030	$1,241,272
JPMorgan Large Cap Value Fund, Class R6	41,150	778,153
MassMutual Blue Chip Growth Fund, Class I (a)	86,254	1,713,008
MassMutual Diversified Value Fund, Class I (a)	57,099	653,779
MassMutual Equity Opportunities Fund, Class I (a)	62,007	1,063,425
MassMutual Fundamental Value Fund, Class I (a)	91,914	775,750
MassMutual Growth Opportunities Fund, Class I (a)	95,828	590,297
MassMutual International Equity Fund, Class I (a)	174,530	1,466,053
MassMutual Mid Cap Growth Fund, Class I (a)	29,926	592,536
MassMutual Mid Cap Value Fund, Class I (a)	48,994	564,410
MassMutual Overseas Fund, Class I (a)	284,963	2,470,630
MassMutual Small Cap Growth Equity Fund, Class I (a)	30,318	443,854
MassMutual Small Cap Value Equity Fund, Class I (a)	68,810	582,134
MassMutual Strategic Emerging Markets Fund, Class I (a)	66,596	666,628
MM Equity Asset Fund, Class I (a)	774,510	5,615,199
Vanguard Developed Markets Index Fund, Admiral Shares	138,403	2,131,406
Vanguard Mid-Cap Index Fund, Admiral Shares	1,756	505,818
Vanguard Real Estate Index Fund, Admiral Shares	4,026	503,888
Vanguard Small-Cap Index Fund, Admiral Shares	4,333	442,750
		22,800,990
Fixed Income Funds — 8.0%
JPMorgan Emerging Markets Debt Fund, Class R6	13,726	84,418
JPMorgan U.S. Government Money Market Fund, Class IM	541,638	541,638
MassMutual Core Bond Fund, Class I (a)	25,436	230,199
MassMutual High Yield Fund, Class I (a)	25,265	199,338
MassMutual Strategic Bond Fund, Class I (a)	50,545	440,748
MassMutual Total Return Bond Fund, Class I (a)	51,051	434,447
Vanguard Total Bond Market Index Fund, Admiral Shares	5,814	56,450
		1,987,238

TOTAL MUTUAL FUNDS (Cost $24,518,248)		24,788,228

TOTAL LONG-TERM INVESTMENTS (Cost $24,518,248)		24,788,228

TOTAL INVESTMENTS — 99.8% (Cost $24,518,248) (b)		24,788,228

Other Assets/(Liabilities) — 0.2%		39,110

NET ASSETS — 100.0%		$24,827,338

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2065 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 88.9%

Equity Funds — 81.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	2,903	$45,030
JPMorgan Large Cap Value Fund, Class R6	1,576	29,802
MassMutual Blue Chip Growth Fund, Class I (a)	3,215	63,854
MassMutual Diversified Value Fund, Class I (a)	2,184	25,004
MassMutual Equity Opportunities Fund, Class I (a)	2,379	40,803
MassMutual Fundamental Value Fund, Class I (a)	3,417	28,842
MassMutual Growth Opportunities Fund, Class I (a)	3,650	22,482
MassMutual International Equity Fund, Class I (a)	6,430	54,010
MassMutual Mid Cap Growth Fund, Class I (a)	1,140	22,579
MassMutual Mid Cap Value Fund, Class I (a)	1,873	21,582
MassMutual Overseas Fund, Class I (a)	10,136	87,877
MassMutual Small Cap Growth Equity Fund, Class I (a)	1,150	16,837
MassMutual Small Cap Value Equity Fund, Class I (a)	2,618	22,148
MassMutual Strategic Emerging Markets Fund, Class I (a)	2,374	23,764
MM Equity Asset Fund, Class I (a)	28,835	209,052
Vanguard Developed Markets Index Fund, Admiral Shares	6,128	94,379
Vanguard Mid-Cap Index Fund, Admiral Shares	78	22,389
Vanguard Real Estate Index Fund, Admiral Shares	178	22,306
Vanguard Small-Cap Index Fund, Admiral Shares	192	19,599
		872,339
Fixed Income Funds — 7.1%
JPMorgan Emerging Markets Debt Fund, Class R6	523	3,214
JPMorgan U.S. Government Money Market Fund, Class IM	20,970	20,970
MassMutual Core Bond Fund, Class I (a)	953	8,621
MassMutual High Yield Fund, Class I (a)	974	7,685
MassMutual Strategic Bond Fund, Class I (a)	1,895	16,528
MassMutual Total Return Bond Fund, Class I (a)	1,913	16,280
Vanguard Total Bond Market Index Fund, Admiral Shares	257	2,500
		75,798

TOTAL MUTUAL FUNDS (Cost $924,104)		948,137

TOTAL LONG-TERM INVESTMENTS (Cost $924,104)		948,137

TOTAL INVESTMENTS — 88.9% (Cost $924,104) (b)		948,137

Other Assets/(Liabilities) — 11.1%		118,388

NET ASSETS — 100.0%		$1,066,525

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Equity Asset Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.3%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	2,946	$806,615
Dow, Inc.	25,615	1,404,726
Eastman Chemical Co.	8,630	775,147
Linde PLC (LIN US)	5,227	2,146,781
LyondellBasell Industries NV Class A	7,422	705,684
PPG Industries, Inc.	4,083	610,613
		6,449,566
Iron & Steel — 0.2%
Nucor Corp.	2,734	475,825
		6,925,391
Communications — 13.6%
Internet — 11.8%
Alphabet, Inc. Class A (a)	44,499	6,216,065
Alphabet, Inc. Class C (a)	31,223	4,400,257
Amazon.com, Inc. (a)	79,970	12,150,642
Booking Holdings, Inc. (a)	610	2,163,804
Expedia Group, Inc. (a)	8,284	1,257,428
Meta Platforms, Inc. Class A (a)	20,014	7,084,156
Netflix, Inc. (a)	2,977	1,449,442
Uber Technologies, Inc. (a)	18,267	1,124,699
		35,846,493
Media — 1.4%
Charter Communications, Inc. Class A (a)	2,990	1,162,153
Comcast Corp. Class A	57,850	2,536,723
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,399	155,167
Warner Bros Discovery, Inc. (a)	20,849	237,262
		4,091,305
Telecommunications — 0.4%
Corning, Inc.	9,452	287,813
Motorola Solutions, Inc.	1,716	537,263
T-Mobile US, Inc.	3,155	505,841
		1,330,917
		41,268,715

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 8.6%
Airlines — 0.1%
Delta Air Lines, Inc.	10,857	$436,777
Auto Manufacturers — 1.6%
Tesla, Inc. (a)	18,828	4,678,381
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	6,664	597,894
BorgWarner, Inc.	1,703	61,053
		658,947
Distribution & Wholesale — 0.1%
LKQ Corp.	5,233	250,085
Home Builders — 0.3%
Lennar Corp. Class A	2,827	421,336
Toll Brothers, Inc.	3,543	364,185
		785,521
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd. (a)	7,137	924,170
Lodging — 0.3%
Marriott International, Inc. Class A	3,913	882,421
Retail — 5.7%
AutoNation, Inc. (a)	3,201	480,726
AutoZone, Inc. (a)	645	1,667,718
Best Buy Co., Inc.	12,031	941,787
Burlington Stores, Inc. (a)	3,241	630,310
Chipotle Mexican Grill, Inc. (a)	772	1,765,533
Costco Wholesale Corp.	4,432	2,925,475
Dollar Tree, Inc. (a)	2,746	390,069
Lowe's Cos., Inc.	13,156	2,927,868
O'Reilly Automotive, Inc. (a)	411	390,483
Target Corp.	9,596	1,366,662
TJX Cos., Inc.	10,096	947,106
Walmart, Inc.	10,174	1,603,931
Yum! Brands, Inc.	9,933	1,297,846
		17,335,514
		25,951,816
Consumer, Non-cyclical — 17.8%
Agriculture — 0.4%
Altria Group, Inc.	7,934	320,058
Philip Morris International, Inc.	8,237	774,937
		1,094,995
Beverages — 2.0%
Coca-Cola Co.	47,294	2,787,036
Constellation Brands, Inc. Class A	1,062	256,739
Monster Beverage Corp. (a)	6,581	379,131

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	15,473	$2,627,934
		6,050,840
Biotechnology — 1.7%
Biogen, Inc. (a)	3,662	947,616
BioMarin Pharmaceutical, Inc. (a)	2,901	279,714
Regeneron Pharmaceuticals, Inc. (a)	2,098	1,842,652
Sarepta Therapeutics, Inc. (a)	1,117	107,712
Vertex Pharmaceuticals, Inc. (a)	4,632	1,884,715
		5,062,409
Commercial Services — 1.1%
Block, Inc. (a)	1,987	153,694
Cintas Corp.	524	315,794
FleetCor Technologies, Inc. (a)	4,128	1,166,614
S&P Global, Inc.	2,679	1,180,153
United Rentals, Inc.	956	548,190
		3,364,445
Cosmetics & Personal Care — 0.8%
Kenvue, Inc.	37,581	809,119
Procter & Gamble Co.	11,000	1,611,940
		2,421,059
Food — 0.7%
Mondelez International, Inc. Class A	30,908	2,238,666
Health Care – Products — 3.4%
Baxter International, Inc.	11,713	452,825
Boston Scientific Corp. (a)	37,311	2,156,949
Danaher Corp.	8,224	1,902,540
Intuitive Surgical, Inc. (a)	1,821	614,332
Medtronic PLC	19,802	1,631,289
Stryker Corp.	4,715	1,411,954
Thermo Fisher Scientific, Inc.	3,869	2,053,626
		10,223,515
Health Care – Services — 2.5%
Centene Corp. (a)	12,053	894,453
Elevance Health, Inc.	2,808	1,324,140
Humana, Inc.	1,529	699,992
Town Health International Medical Group Ltd.	62,000	2,577
UnitedHealth Group, Inc.	9,033	4,755,604
		7,676,766
Household Products & Wares — 0.3%
Church & Dwight Co., Inc.	8,667	819,552
Pharmaceuticals — 4.9%
AbbVie, Inc.	23,674	3,668,760
Becton Dickinson & Co.	2,117	516,188
Bristol-Myers Squibb Co.	41,915	2,150,658
CVS Health Corp.	5,583	440,834
Dexcom, Inc. (a)	2,891	358,744

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	5,474	$3,190,904
Johnson & Johnson	14,792	2,318,498
McKesson Corp.	987	456,961
Merck & Co., Inc.	14,691	1,601,613
Neurocrine Biosciences, Inc. (a)	1,601	210,948
		14,914,108
		53,866,355
Energy — 3.9%
Oil & Gas — 3.8%
Chevron Corp.	8,380	1,249,961
ConocoPhillips	17,626	2,045,850
Diamondback Energy, Inc.	8,000	1,240,640
EOG Resources, Inc.	16,877	2,041,273
Exxon Mobil Corp.	46,385	4,637,572
Marathon Oil Corp.	8,581	207,317
		11,422,613
Oil & Gas Services — 0.1%
Baker Hughes Co.	10,833	370,272
		11,792,885
Financial — 14.4%
Banks — 4.3%
Bank of America Corp.	104,421	3,515,855
Fifth Third Bancorp	26,139	901,534
Goldman Sachs Group, Inc.	2,882	1,111,789
Morgan Stanley	18,333	1,709,553
Truist Financial Corp.	43,511	1,606,426
US Bancorp	38,989	1,687,444
Wells Fargo & Co.	50,142	2,467,989
		13,000,590
Diversified Financial Services — 4.2%
American Express Co.	1,330	249,162
Charles Schwab Corp.	18,819	1,294,747
CME Group, Inc.	5,405	1,138,293
Intercontinental Exchange, Inc.	12,669	1,627,080
Mastercard, Inc. Class A	11,161	4,760,278
Visa, Inc. Class A	14,274	3,716,236
		12,785,796
Insurance — 3.5%
Aflac, Inc.	9,092	750,090
Berkshire Hathaway, Inc. Class B (a)	11,237	4,007,788
Chubb Ltd.	4,301	972,026
Globe Life, Inc.	5,959	725,330
MetLife, Inc.	9,936	657,068
Progressive Corp.	11,368	1,810,695
Travelers Cos., Inc.	9,321	1,775,557
		10,698,554

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.1%
Blackstone, Inc.	2,206	$288,810
Real Estate Investment Trusts (REITS) — 2.3%
Digital Realty Trust, Inc.	8,060	1,084,715
Equity LifeStyle Properties, Inc.	7,497	528,838
Prologis, Inc.	17,280	2,303,424
SBA Communications Corp.	4,166	1,056,873
Sun Communities, Inc.	2,662	355,776
UDR, Inc.	6,841	261,942
Ventas, Inc.	20,905	1,041,905
Welltower, Inc.	4,002	360,860
		6,994,333
		43,768,083
Industrial — 7.9%
Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.	18,265	988,502
RTX Corp.	23,820	2,004,215
		2,992,717
Building Materials — 1.0%
Masco Corp.	11,596	776,700
Trane Technologies PLC	9,083	2,215,344
		2,992,044
Electrical Components & Equipment — 0.7%
Eaton Corp. PLC	8,104	1,951,605
Electronics — 1.3%
Honeywell International, Inc.	15,418	3,233,309
Keysight Technologies, Inc. (a)	5,014	797,677
		4,030,986
Machinery – Diversified — 1.7%
Deere & Co.	6,426	2,569,565
Dover Corp.	4,506	693,068
Ingersoll Rand, Inc.	3,185	246,328
Otis Worldwide Corp.	17,658	1,579,861
		5,088,822
Miscellaneous - Manufacturing — 0.4%
Textron, Inc.	14,753	1,186,436
Transportation — 1.8%
CSX Corp.	17,791	616,814
FedEx Corp.	3,494	883,877
Norfolk Southern Corp.	3,330	787,145
Union Pacific Corp.	3,580	879,320

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	15,122	$2,377,632
		5,544,788
		23,787,398
Technology — 28.2%
Computers — 8.8%
Accenture PLC Class A	7,170	2,516,025
Apple, Inc.	107,960	20,785,539
Cognizant Technology Solutions Corp. Class A	18,128	1,369,208
Leidos Holdings, Inc.	6,437	696,741
Seagate Technology Holdings PLC	14,661	1,251,609
		26,619,122
Semiconductors — 8.7%
Advanced Micro Devices, Inc. (a)	18,087	2,666,205
Analog Devices, Inc.	11,817	2,346,384
Broadcom, Inc.	1,306	1,457,822
Lam Research Corp.	3,674	2,877,697
NVIDIA Corp.	20,627	10,214,903
NXP Semiconductors NV	11,938	2,741,920
Qorvo, Inc. (a)	4,219	475,102
Teradyne, Inc.	6,535	709,178
Texas Instruments, Inc.	17,088	2,912,820
		26,402,031
Software — 10.7%
Adobe, Inc. (a)	5,556	3,314,709
Cadence Design Systems, Inc. (a)	2,070	563,806
Fiserv, Inc. (a)	3,317	440,630
Intuit, Inc.	3,688	2,305,111
Microsoft Corp.	60,658	22,809,834
Oracle Corp.	9,030	952,033
ServiceNow, Inc. (a)	2,890	2,041,756
		32,427,879
		85,449,032
Utilities — 2.4%
Electric — 2.4%
Constellation Energy Corp.	3,342	390,646
DTE Energy Co.	1,358	149,733
NextEra Energy, Inc.	29,709	1,804,525
PG&E Corp.	95,528	1,722,370
Public Service Enterprise Group, Inc.	18,637	1,139,652

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Co.	27,934	$1,958,732
		7,165,658

TOTAL COMMON STOCK (Cost $226,278,452)		299,975,333

TOTAL EQUITIES (Cost $226,278,452)		299,975,333

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc., CVR (a) (b) (c)	505	—

TOTAL RIGHTS (Cost $30)		—

TOTAL LONG-TERM INVESTMENTS (Cost $226,278,482)		299,975,333

SHORT-TERM INVESTMENTS — 0.7%

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$2,246,162	2,246,162

TOTAL SHORT-TERM INVESTMENTS (Cost $2,246,162)		2,246,162

TOTAL INVESTMENTS — 99.8% (Cost $228,524,644) (e)		302,221,495

Other Assets/(Liabilities) — 0.2%		655,177

NET ASSETS — 100.0%		$302,876,672

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Maturity value of $2,246,561. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $2,291,085.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/15/24	8	$1,889,465	$38,535

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.4%

BANK LOANS — 1.0%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.500%
6.956% VRN 2/05/27	$305,000	$303,603
Aerospace & Defense — 0.0%
TransDigm, Inc., 2022 Term Loan H, 3 mo. USD Term SOFR + 3.250%
8.598% VRN 2/22/27	117,999	118,409
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.427% VRN 4/20/28	76,500	78,485
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 5.250%
10.770% VRN 6/21/27	72,211	74,583
		153,068
Building Materials — 0.0%
Summit Materials LLC, 2023 Incremental Term Loan B,
0.000% 11/30/28 (a)	155,000	155,485
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 USD Term Loan B3, 3 mo. USD Term SOFR + 3.500%
8.948% VRN 10/01/26	112,958	113,443
Diversified Financial Services — 0.1%
Citadel Securities LP, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.970% VRN 7/29/30	423,076	423,605
Entertainment — 0.1%
Delta 2 (LUX) SARL, 2022 Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.598% VRN 1/15/30	240,000	240,451
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.399% VRN 4/29/26	265,293	265,993
		506,444
Environmental Controls — 0.1%
Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.720% VRN 10/21/28	392,327	393,633
Health Care – Products — 0.0%
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 10/23/28	214,139	215,008
Insurance — 0.2%
Asurion LLC

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250%
9.706% VRN 8/19/28	$169,331	$168,515
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.250%
10.720% VRN 1/31/28	25,000	23,771
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
10.720% VRN 1/20/29	255,000	239,779
Hub International Ltd.
2022 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.369% VRN 11/10/29	24,750	24,828
2023 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.662% VRN 6/20/30	402,014	403,529
		860,422
Internet — 0.0%
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500%
6.956% VRN 9/10/27	123,500	122,960
Lodging — 0.1%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B3, 1 mo. USD Term SOFR + 1.750%
7.207% VRN 6/21/28	220,000	220,321
2023 Term Loan B4, 1 mo. USD Term SOFR + 2.000%
7.455% VRN 11/08/30	220,000	220,669
		440,990
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 8/01/25	90,145	90,318
Packaging & Containers — 0.0%
Charter NEX US, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 12/01/27	205,268	205,974
Pharmaceuticals — 0.0%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.448% VRN 10/01/27	138,850	134,684
Private Equity — 0.0%
GTCR W Merger Sub LLC, USD Term Loan B,
0.000% 9/20/30 (a)	220,000	220,825
Retail — 0.0%
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.750%
9.360% VRN 12/21/27	25,615	20,647
Software — 0.3%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.500%
9.848% VRN 9/18/26	478,611	480,296
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.956% VRN 12/11/28	96,878	95,075
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.606% VRN 2/15/29	96,357	95,828
Epicor Software Corp., 2020 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 7/30/27	98,879	99,135

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 4/24/28	$85,587	$84,806
Ultimate Software Group, Inc.
2021 Term Loan, 3 mo. USD Term SOFR + 3.250%
8.764% VRN 5/04/26	611,898	612,895
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
10.764% VRN 5/03/27	140,000	140,025
		1,608,060

TOTAL BANK LOANS (Cost $6,085,727)		6,087,578

CORPORATE DEBT — 24.7%
Advertising — 0.0%
Interpublic Group of Cos., Inc.
4.650% 10/01/28	215,000	212,817
Lamar Media Corp.
4.875% 1/15/29	80,000	77,225
		290,042
Aerospace & Defense — 0.3%
Boeing Co.
3.250% 2/01/28	100,000	94,878
5.040% 5/01/27	630,000	635,499
5.805% 5/01/50	335,000	346,910
TransDigm, Inc.
6.750% 8/15/28 (b)	85,000	86,962
6.875% 12/15/30 (b)	246,000	253,380
7.125% 12/01/31 (b)	220,000	230,541
		1,648,170
Agriculture — 0.2%
BAT Capital Corp.
2.259% 3/25/28	155,000	138,692
7.079% 8/02/43	215,000	228,295
7.081% 8/02/53	335,000	358,134
BAT International Finance PLC
1.668% 3/25/26	90,000	83,597
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	55,000	55,041
Philip Morris International, Inc.
5.125% 2/15/30	280,000	284,569
Reynolds American, Inc.
4.450% 6/12/25	53,000	52,381
		1,200,709
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	87,500	86,869
Apparel — 0.1%
VF Corp.
4.125% 3/07/26 EUR (c)	112,000	122,236
4.250% 3/07/29 EUR (c)	115,000	121,747
2.950% 4/23/30	180,000	150,139

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wolverine World Wide, Inc.
4.000% 8/15/29 (b) (d)	$90,000	$70,650
		464,772
Auto Manufacturers — 0.8%
American Honda Finance Corp.
0.750% 11/25/26 GBP (c)	130,000	149,689
1.950% 10/18/24 EUR (c)	200,000	217,464
5.650% 11/15/28	390,000	408,165
Daimler Truck Finance North America LLC
5.125% 1/19/28 (b)	150,000	150,881
Ford Motor Co.
9.625% 4/22/30	85,000	100,144
Ford Motor Credit Co. LLC
4.867% 8/03/27 EUR (c)	171,000	193,953
4.950% 5/28/27	265,000	258,520
5.125% 2/20/29 EUR (c)	110,000	126,980
6.798% 11/07/28	200,000	209,273
7.122% 11/07/33	200,000	215,487
7.350% 11/04/27	200,000	210,910
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (b) (c)	150,000	157,120
4.000% 10/06/26	95,000	92,423
5.800% 6/23/28	90,000	92,481
Hyundai Capital America
5.500% 3/30/26 (b)	135,000	135,701
6.500% 1/16/29 (b)	100,000	105,569
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (b)	160,000	143,858
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 mo. USD LIBOR + 5.625%
11.493% FRN 10/15/26 (b)	145,000	144,566
Volkswagen Financial Services AG
0.375% 2/12/30 EUR (b) (c)	270,000	246,052
Volkswagen Group of America Finance LLC
3.200% 9/26/26 (b)	1,320,000	1,253,023
Volkswagen Leasing GmbH
1.500% 6/19/26 EUR (b) (c)	145,000	153,102
1.625% 8/15/25 EUR (b) (c)	150,000	160,723
		4,926,084
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.
6.750% 5/15/28 (b)	123,000	125,487
Dana Financing Luxembourg SARL
8.500% 7/15/31 EUR (b) (c)	100,000	120,580
Goodyear Tire & Rubber Co.
5.000% 7/15/29 (d)	140,000	132,276
ZF North America Capital, Inc.
6.875% 4/14/28 (b)	150,000	155,440
7.125% 4/14/30 (b)	150,000	159,869
		693,652
Banks — 7.5%
AIB Group PLC Secured Overnight Financing Rate + 2.330%
6.608% VRN 9/13/29 (b)	200,000	210,690

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580%
8.875% VRN 4/27/27 EUR (b) (c)	$300,000	$348,181
Banco Bilbao Vizcaya Argentaria SA
3.375% 9/20/27 EUR (b) (c)	200,000	222,701
5 yr. EURIBOR ICE Swap + 2.800% 5.750% VRN 9/15/33 EUR (b) (c)	100,000	115,988
Banco Comercial Portugues SA
3 mo. EURIBOR + 1.550% 1.125% VRN 2/12/27 EUR (b) (c)	200,000	208,552
3 mo. EURIBOR + 2.000% 1.750% VRN 4/07/28 EUR (b) (c)	100,000	103,012
Banco de Credito del Peru SA 5 yr. CMT + 3.000%
3.125% VRN 7/01/30 (b)	200,000	190,185
Banco de Sabadell SA
1 yr. EURIBOR ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (b) (c)	200,000	199,133
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (b) (c)	100,000	116,023
Banco Santander SA
1.125% 1/17/25 EUR (b) (c)	200,000	214,750
2.746% 5/28/25	1,200,000	1,157,768
6.921% 8/08/33	200,000	213,133
Bank Hapoalim BM 5 yr. CMT + 2.155%
3.255% VRN 1/21/32 (b)	200,000	172,952
Bank of America Corp.
Secured Overnight Financing Rate + 1.530% 1.898% VRN 7/23/31	1,145,000	936,682
Secured Overnight Financing Rate + 1.220% 2.299% VRN 7/21/32	425,000	347,028
2.375% 6/19/24 EUR (b) (c)	150,000	164,313
2.375% 6/19/24 EUR (b) (c)	150,000	164,313
3 mo. USD Term SOFR + 1.252% 2.496% VRN 2/13/31	1,735,000	1,489,873
Secured Overnight Financing Rate + 2.150% 2.592% VRN 4/29/31	585,000	504,147
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	55,000	51,806
3 mo. USD Term SOFR + 1.322% 3.559% VRN 4/23/27	465,000	447,538
4.250% 10/22/26	302,000	296,508
Secured Overnight Financing Rate + 1.570% 5.819% VRN 9/15/29	1,402,000	1,447,248
Bank of Montreal
5.717% 9/25/28	90,000	93,269
Bank of New York Mellon Corp.
Secured Overnight Financing Rate + 1.598% 6.317% VRN 10/25/29	445,000	472,675
Secured Overnight Financing Rate + 1.845% 6.474% VRN 10/25/34	510,000	564,919
Banque Federative du Credit Mutuel SA
1.250% 5/26/27 EUR (b) (c)	100,000	103,468
1.375% 7/16/28 EUR (b) (c)	100,000	102,534
5.125% 1/13/33 EUR (b) (c)	100,000	118,088
Barclays PLC
1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (b) (c)	215,000	204,177
1 yr. EURIBOR ICE Swap + 0.850% 0.877% VRN 1/28/28 EUR (b) (c)	100,000	101,312
1 yr. CMT + 1.050% 2.279% VRN 11/24/27	232,000	213,164
Secured Overnight Financing Rate + 2.714% 2.852% VRN 5/07/26	211,000	203,436
1 yr. CMT + 2.300% 5.304% VRN 8/09/26	202,000	201,163
1 yr. CMT + 2.650% 5.501% VRN 8/09/28	225,000	226,042
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (b) (c)	125,000	165,191
Secured Overnight Financing Rate + 2.620% 6.692% VRN 9/13/34	675,000	721,575
5 yr. SOFR Swap Rate + 5.775% 9.625% VRN (e)	360,000	373,950
BBVA Bancomer SA 5 yr. CMT + 2.650%
5.125% VRN 1/18/33 (b)	300,000	271,793
BNP Paribas SA 3 mo. EURIBOR + 1.800%
2.125% VRN 1/23/27 EUR (b) (c)	200,000	214,408
BPCE SA
0.250% 1/14/31 EUR (b) (c)	200,000	177,557
3.500% 1/25/28 EUR (b) (c)	100,000	111,571
CaixaBank SA
1.125% 5/17/24 EUR (b) (c)	100,000	109,214

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 9/07/29 EUR (b) (c)	$200,000	$226,334
Secured Overnight Financing Rate + 2.700% 6.208% VRN 1/18/29 (b)	500,000	509,936
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (b) (c)	100,000	116,436
Secured Overnight Financing Rate + 2.080% 6.684% VRN 9/13/27 (b)	420,000	430,532
Secured Overnight Financing Rate + 2.770% 6.840% VRN 9/13/34 (b)	245,000	258,699
Citigroup, Inc.
Secured Overnight Financing Rate + 1.167% 2.561% VRN 5/01/32	300,000	250,298
Secured Overnight Financing Rate + 1.280% 3.070% VRN 2/24/28	570,000	537,098
Secured Overnight Financing Rate + 2.842% 3.106% VRN 4/08/26	240,000	233,258
4.450% 9/29/27	140,000	136,781
Secured Overnight Financing Rate + 1.887% 4.658% VRN 5/24/28	135,000	133,923
Secured Overnight Financing Rate + 1.546% 5.610% VRN 9/29/26	565,000	569,116
Secured Overnight Financing Rate + 2.661% 6.174% VRN 5/25/34	360,000	372,519
Cooperatieve Rabobank UA
4.625% 5/23/29 GBP (b) (c)	150,000	185,238
Credit Agricole SA
0.875% 1/14/32 EUR (b) (c)	200,000	181,294
1.000% 9/16/24 EUR (b) (c)	200,000	216,417
Danske Bank AS
1 yr. EURIBOR ICE Swap + 0.880% 0.750% VRN 6/09/29 EUR (b) (c)	100,000	97,708
1 yr. EUR Swap + 0.850% 1.375% VRN 2/17/27 EUR (b) (c)	110,000	115,649
5 yr. EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	100,000	106,401
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	1,040,000	1,012,918
1 yr. CMT + 1.450% 3.773% VRN 3/28/25 (b)	355,000	353,151
Deutsche Bank AG Secured Overnight Financing Rate + 2.581%
3.961% VRN 11/26/25	320,000	314,751
Fifth Third Bancorp
2.375% 1/28/25	90,000	87,018
2.550% 5/05/27	50,000	46,119
3.950% 3/14/28	155,000	148,562
Secured Overnight Financing Rate + 2.340% 6.339% VRN 7/27/29	235,000	244,677
Goldman Sachs Group, Inc.
1.375% 5/15/24 EUR (b) (c)	40,000	43,729
Secured Overnight Financing Rate + 0.818% 1.542% VRN 9/10/27	605,000	548,745
1.625% 7/27/26 EUR (b) (c)	140,000	148,517
Secured Overnight Financing Rate + 1.248% 2.383% VRN 7/21/32	510,000	419,029
3.500% 11/16/26	385,000	370,714
Secured Overnight Financing Rate + 1.846% 3.615% VRN 3/15/28	550,000	527,525
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (b) (c)	85,000	102,445
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	190,000	181,533
Secured Overnight Financing Rate + 1.725% 4.482% VRN 8/23/28	520,000	510,820
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.929% 2.099% VRN 6/04/26	320,000	304,633
3 mo. EURIBOR + 1.290% 4.752% VRN 3/10/28 EUR (b) (c)	280,000	320,526
Secured Overnight Financing Rate + 2.110% 4.755% VRN 6/09/28	770,000	758,723
Secured Overnight Financing Rate + 2.610% 5.210% VRN 8/11/28	440,000	439,613
Secured Overnight Financing Rate + 3.020% 7.399% VRN 11/13/34	285,000	312,636
Huntington National Bank Secured Overnight Financing Rate + 1.215%
5.699% VRN 11/18/25	250,000	246,875
ING Groep NV
3 mo. EURIBOR + 0.850% 1.250% VRN 2/16/27 EUR (b) (c)	200,000	209,907
Secured Overnight Financing Rate + 2.090% 6.114% VRN 9/11/34	575,000	603,041
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (b) (c)	300,000	326,156
1.750% 7/04/29 EUR (b) (c)	100,000	100,533
7.200% 11/28/33 (b)	565,000	602,298
JP Morgan Chase & Co.
Secured Overnight Financing Rate + 0.885% 1.578% VRN 4/22/27	465,000	429,113

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 1.105% 1.764% VRN 11/19/31	$955,000	$773,981
Secured Overnight Financing Rate + 1.890% 2.182% VRN 6/01/28	675,000	617,393
Secured Overnight Financing Rate + 2.040% 2.522% VRN 4/22/31	165,000	142,682
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	265,000	235,618
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,060,000	931,500
JPMorgan Chase & Co.
3 mo. USD Term SOFR + 1.507% 3.960% VRN 1/29/27	140,000	136,756
Secured Overnight Financing Rate + 1.810% 6.254% VRN 10/23/34	380,000	411,915
KBC Group NV 1 yr. CMT + 2.100%
5.796% VRN 1/19/29 (b)	620,000	630,460
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (c)	65,000	51,853
4.700% 6/02/37 CAD (c)	75,000	59,830
Landsbankinn Hf.
0.375% 5/23/25 EUR (b) (c)	265,000	274,332
Morgan Stanley
3 mo. EURIBOR + 0.698% 0.406% VRN 10/29/27 EUR (c)	100,000	101,326
3 mo. EURIBOR + 0.867% 0.495% VRN 10/26/29 EUR (c)	260,000	247,659
Secured Overnight Financing Rate + 0.858% 1.512% VRN 7/20/27	630,000	575,446
Secured Overnight Financing Rate + 1.730% 5.123% VRN 2/01/29	880,000	884,002
3 mo. EURIBOR + 1.954% 5.148% VRN 1/25/34 EUR (c)	100,000	121,178
Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (b) (c)	100,000	106,320
NatWest Group PLC
3 mo. EURIBOR + 0.949% 0.780% VRN 2/26/30 EUR (b) (c)	180,000	171,093
5 yr. EUR Swap + 1.270% 1.043% VRN 9/14/32 EUR (b) (c)	135,000	131,583
NongHyup Bank
4.875% 7/03/28 (b)	310,000	311,792
OTP Bank Nyrt 3 mo. EURIBOR + 4.523%
7.350% VRN 3/04/26 EUR (b) (c)	140,000	158,633
PNC Financial Services Group, Inc.
2.550% 1/22/30	145,000	126,842
Secured Overnight Financing Rate Index + 1.730% 6.615% VRN 10/20/27	95,000	98,546
QNB Finance Ltd.
2.750% 2/12/27 (b)	200,000	186,526
Santander UK Group Holdings PLC
1 yr. EUR Swap + 0.800% 0.603% VRN 9/13/29 EUR (b) (c)	275,000	260,995
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,366,145
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (b) (c)	100,000	113,813
Shinhan Bank Co. Ltd.
4.500% 4/12/28 (b)	330,000	326,901
Standard Chartered PLC
1 yr. CMT + 1.000% 1.456% VRN 1/14/27 (b)	295,000	270,132
5 yr. EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (b) (c)	180,000	192,221
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (b)	200,000	193,366
1 yr. CMT + 1.650% 3.971% VRN 3/30/26 (b)	550,000	536,244
Toronto-Dominion Bank
5.523% 7/17/28	95,000	97,806
UBS Group AG
Secured Overnight Financing Rate Index + 0.980% 1.305% VRN 2/02/27 (b)	340,000	311,177
1 yr. GBP Swap + 1.230% 2.125% VRN 9/12/25 GBP (b) (c)	250,000	310,040
1 yr. EUR Swap + 1.950% 2.875% VRN 4/02/32 EUR (b) (c)	185,000	190,688
3.750% 3/26/25	890,000	871,886
1 yr. CMT + 2.200% 5.959% VRN 1/12/34 (b)	445,000	460,187
1 yr. CMT + 2.000% 6.301% VRN 9/22/34 (b)	325,000	344,053
5 yr. CMT + 4.745% 9.250% VRN (b) (e)	200,000	215,755

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UniCredit SpA 5 yr. EURIBOR ICE Swap + 4.739%
4.875% VRN 2/20/29 EUR (b) (c)	$200,000	$220,530
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	1,105,000	1,012,097
3 mo. USD Term SOFR + 1.262% 2.572% VRN 2/11/31	1,225,000	1,058,547
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	2,145,000	1,906,824
3 mo. USD Term SOFR + 1.432% 3.196% VRN 6/17/27	140,000	133,834
4.300% 7/22/27	290,000	283,838
		46,628,319
Beverages — 0.1%
Anheuser-Busch InBev SA
1.650% 3/28/31 EUR (b) (c)	165,000	167,064
Anheuser-Busch InBev Worldwide, Inc.
5.550% 1/23/49	400,000	429,844
Carlsberg Breweries AS
0.875% 7/01/29 EUR (b) (c)	140,000	137,290
		734,198
Building Materials — 0.1%
Carrier Global Corp.
2.493% 2/15/27	100,000	94,025
5.800% 11/30/25 (b)	130,000	131,729
Emerald Debt Merger Sub LLC
6.625% 12/15/30 (b)	125,000	127,671
Summit Materials LLC/Summit Materials Finance Corp.
7.250% 1/15/31 (b)	40,000	42,148
		395,573
Chemicals — 0.2%
Axalta Coating Systems Dutch Holding B BV
7.250% 2/15/31 (b)	225,000	235,965
Braskem Netherlands Finance BV
4.500% 1/31/30 (b)	300,000	232,849
Celanese US Holdings LLC
6.050% 3/15/25	63,000	63,386
6.165% 7/15/27	95,000	97,409
MEGlobal BV
2.625% 4/28/28 (b)	200,000	179,730
Methanex Corp.
5.125% 10/15/27	65,000	63,498
Westlake Corp.
1.625% 7/17/29 EUR (c)	475,000	469,404
		1,342,241
Commercial Services — 0.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (b) (c)	100,000	110,119
Autostrade per l'Italia SpA
2.000% 12/04/28 EUR (b) (c)	165,000	167,185
2.000% 1/15/30 EUR (b) (c)	155,000	151,585
Equifax, Inc.
5.100% 12/15/27	42,000	42,382
GTCR W-2 Merger Sub LLC
7.500% 1/15/31 (b)	400,000	422,689

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV
8.500% 1/15/31 GBP (b) (c)	$100,000	$137,662
Holding d'Infrastructures de Transport SASU
1.475% 1/18/31 EUR (b) (c)	200,000	189,106
IPD 3 BV
8.000% 6/15/28 EUR (b) (c)	100,000	117,669
Loxam SAS
6.375% 5/15/28 EUR (b) (c)	100,000	114,800
Transurban Finance Co. Pty. Ltd.
3.000% 4/08/30 EUR (b) (c)	300,000	323,979
Verisure Holding AB
3.875% 7/15/26 EUR (b) (c)	100,000	108,198
		1,885,374
Computers — 0.0%
Booz Allen Hamilton, Inc.
5.950% 8/04/33	190,000	200,715
Distribution & Wholesale — 0.0%
Ritchie Bros Holdings, Inc.
6.750% 3/15/28 (b)	20,000	20,591
7.750% 3/15/31 (b)	15,000	15,992
		36,583
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	525,000	486,109
3.300% 1/30/32	720,000	626,637
4.450% 4/03/26	270,000	265,117
4.875% 1/16/24	540,000	539,655
Ally Financial, Inc.
4.750% 6/09/27 (d)	179,000	172,728
CA Auto Bank SPA
0.500% 9/13/24 EUR (b) (c)	160,000	172,346
Capital One Financial Corp.
1.650% 6/12/29 EUR (c)	300,000	291,252
Secured Overnight Financing Rate + 1.790% 3.273% VRN 3/01/30	265,000	236,672
3.650% 5/11/27	610,000	581,619
3.750% 3/09/27	210,000	200,510
Secured Overnight Financing Rate + 2.160% 4.985% VRN 7/24/26	525,000	518,935
Secured Overnight Financing Rate + 2.600% 5.247% VRN 7/26/30	140,000	137,554
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (b) (c)	140,000	169,521
Intercontinental Exchange, Inc.
2.650% 9/15/40	130,000	96,751
4.350% 6/15/29	465,000	463,494
Iqera Group SAS
4.250% 9/30/24 EUR (b) (c)	100,000	107,536
Jerrold Finco PLC
5.250% 1/15/27 GBP (b) (c)	100,000	118,383
Kane Bidco Ltd.
5.000% 2/15/27 EUR (b) (c)	225,000	237,273
LeasePlan Corp. NV 5 yr. EURIBOR ICE Swap + 7.556%
7.375% VRN EUR (b) (c) (e)	200,000	221,439
LSEGA Financing PLC
2.000% 4/06/28 (b)	1,520,000	1,360,122
2.500% 4/06/31 (b)	435,000	372,400

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.200% 4/06/41 (b)	$200,000	$154,775
Navient Corp.
9.375% 7/25/30	160,000	167,628
11.500% 3/15/31	85,000	93,110
OneMain Finance Corp.
9.000% 1/15/29	300,000	317,169
		8,108,735
Electric — 1.9%
AES Corp.
5.450% 6/01/28	95,000	96,568
American Electric Power Co., Inc.
5.200% 1/15/29	325,000	329,377
Baltimore Gas & Electric Co.
5.400% 6/01/53	200,000	206,368
DTE Energy Co.
4.875% 6/01/28	90,000	90,780
Duke Energy Corp.
5.000% 8/15/52	525,000	490,074
6.100% 9/15/53	615,000	666,067
E.ON International Finance BV
6.250% 6/03/30 GBP (b) (c)	305,000	421,160
Edison International
4.950% 4/15/25	30,000	29,789
EDP - Energias de Portugal SA
2.875% 6/01/26 EUR (b) (c)	200,000	218,896
EDP Finance BV
6.300% 10/11/27 (b)	200,000	209,583
Electricite de France SA
6.125% 6/02/34 GBP (b) (c)	200,000	271,330
Enel Finance America LLC
7.100% 10/14/27 (b)	200,000	213,422
Enel Finance International NV
5.625% 8/14/24 GBP (b) (c)	150,000	190,855
6.800% 10/14/25 (b)	200,000	205,028
Exelon Corp.
5.150% 3/15/28	90,000	91,479
5.600% 3/15/53	325,000	330,211
Georgia Power Co.
4.950% 5/17/33	450,000	453,630
Indiana Michigan Power Co.
5.625% 4/01/53	35,000	36,718
Interchile SA
4.500% 6/30/56 (b)	280,000	230,580
MidAmerican Energy Co.
5.850% 9/15/54	175,000	193,603
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	435,000	364,508
5.250% 2/28/53	175,000	171,881
5.749% 9/01/25	295,000	297,791
NRG Energy, Inc.
4.450% 6/15/29 (b)	170,000	160,403
Orsted AS
4.875% 1/12/32 GBP (b) (c)	150,000	189,666
Pacific Gas & Electric Co.
2.100% 8/01/27	383,000	345,172
2.500% 2/01/31	465,000	383,574
4.550% 7/01/30	510,000	485,713

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.700% 4/01/53	$145,000	$157,325
6.950% 3/15/34	265,000	291,079
Palomino Funding Trust I
7.233% 5/17/28 (b)	290,000	305,415
Public Service Enterprise Group, Inc.
5.875% 10/15/28	95,000	99,543
RTE Reseau de Transport d'Electricite SADIR
0.750% 1/12/34 EUR (b) (c)	200,000	176,980
Sempra
3.400% 2/01/28	95,000	90,536
3.700% 4/01/29	145,000	138,143
Southern California Edison Co.
4.700% 6/01/27	340,000	341,996
5.700% 3/01/53	220,000	231,558
Southern Co.
5.200% 6/15/33	665,000	678,339
5.700% 3/15/34	320,000	336,487
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (b) (c)	100,000	106,750
Talen Energy Supply LLC
8.625% 6/01/30 (b)	125,000	132,817
TenneT Holding BV
2.000% 6/05/34 EUR (b) (c)	330,000	330,154
Vistra Corp. 5 yr. CMT + 6.930%
8.000% VRN (b) (e)	355,000	353,452
Vistra Operations Co. LLC
5.125% 5/13/25 (b)	485,000	480,283
6.950% 10/15/33 (b)	190,000	199,963
7.750% 10/15/31 (b)	215,000	223,297
		12,048,343
Electronics — 0.1%
Sensata Technologies BV
5.875% 9/01/30 (b)	345,000	342,763
Engineering & Construction — 0.2%
ABB Finance BV
3.375% 1/16/31 EUR (b) (c)	115,000	130,077
Avinor AS
0.750% 10/01/30 EUR (b) (c)	140,000	132,097
Cellnex Telecom SA
1.750% 10/23/30 EUR (b) (c)	300,000	289,942
Heathrow Funding Ltd.
2.750% 10/13/31 GBP (b) (c)	225,000	259,561
Sydney Airport Finance Co. Pty. Ltd.
4.375% 5/03/33 EUR (b) (c)	220,000	255,668
		1,067,345
Entertainment — 0.3%
Banijay Entertainment SASU
7.000% 5/01/29 EUR (b) (c)	100,000	116,191
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	155,000	158,943
Churchill Downs, Inc.
6.750% 5/01/31 (b)	130,000	131,941
Cirsa Finance International SARL
7.875% 7/31/28 EUR (b) (c)	120,000	138,104

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Inter Media & Communication SpA
6.750% 2/09/27 EUR (b) (c)	$145,000	$153,776
International Game Technology PLC
3.500% 6/15/26 EUR (b) (c)	100,000	109,511
3.500% 6/15/26 EUR (b) (c)	100,000	109,511
Lottomatica SpA 3 mo. EURIBOR + 4.125%
8.100% FRN 6/01/28 EUR (b) (c)	100,000	111,372
Motion Finco SARL
7.375% 6/15/30 EUR (b) (c)	170,000	191,441
Warnermedia Holdings, Inc.
3.755% 3/15/27	705,000	675,517
		1,896,307
Food — 0.3%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (b) (c)	100,000	118,022
Bimbo Bakeries USA, Inc.
6.050% 1/15/29 (b)	225,000	236,653
6.400% 1/15/34 (b)	200,000	221,946
Chobani LLC/Chobani Finance Corp., Inc.
4.625% 11/15/28 (b)	105,000	98,155
Mars, Inc.
4.750% 4/20/33 (b)	440,000	443,908
Mondelez International Holdings Netherlands BV
0.250% 9/09/29 EUR (b) (c)	198,000	188,247
Mondelez International, Inc.
0.250% 3/17/28 EUR (c)	237,000	233,821
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (b) (c)	150,000	156,757
1.875% 11/02/28 GBP (b) (c)	150,000	168,398
		1,865,907
Gas — 0.1%
APA Infrastructure Ltd.
3.500% 3/22/30 GBP (b) (c)	150,000	174,070
Boston Gas Co.
6.119% 7/20/53 (b)	155,000	161,598
NiSource, Inc.
3.490% 5/15/27	100,000	96,275
5.250% 3/30/28	85,000	86,668
Snam SpA
0.875% 10/25/26 EUR (b) (c)	185,000	192,365
		710,976
Health Care – Products — 0.2%
Avantor Funding, Inc.
4.625% 7/15/28 (b)	105,000	101,481
Becton Dickinson Euro Finance SARL
1.213% 2/12/36 EUR (c)	100,000	85,429
Medtronic Global Holdings SCA
0.375% 10/15/28 EUR (c)	100,000	98,099
Revvity, Inc.
1.900% 9/15/28	410,000	354,834
2.250% 9/15/31	220,000	180,388
3.300% 9/15/29	125,000	113,501

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sartorius Finance BV
4.500% 9/14/32 EUR (b) (c)	$200,000	$229,974
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (c)	140,000	131,868
2.375% 4/15/32 EUR (c)	100,000	104,738
		1,400,312
Health Care – Services — 1.2%
Centene Corp.
2.450% 7/15/28	230,000	204,838
2.625% 8/01/31	315,000	261,363
3.375% 2/15/30	515,000	462,074
4.250% 12/15/27	95,000	91,538
4.625% 12/15/29	875,000	838,886
Charles River Laboratories International, Inc.
4.000% 3/15/31 (b)	110,000	99,372
Elevance Health, Inc.
5.125% 2/15/53	220,000	220,283
Fresenius SE & Co. KGaA
5.000% 11/28/29 EUR (b) (c)	100,000	117,795
HCA, Inc.
3.125% 3/15/27	235,000	222,765
3.375% 3/15/29	90,000	83,040
3.500% 9/01/30	499,000	452,357
4.500% 2/15/27	90,000	88,939
5.375% 9/01/26	170,000	170,780
5.875% 2/15/26	160,000	161,361
Humana, Inc.
4.875% 4/01/30	550,000	557,295
5.950% 3/15/34	260,000	278,278
IQVIA, Inc.
6.250% 2/01/29 (b)	290,000	302,745
6.500% 5/15/30 (b)	200,000	205,022
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	75,000	70,933
Sutter Health
5.164% 8/15/33	140,000	141,852
UnitedHealth Group, Inc.
4.500% 4/15/33	420,000	417,332
5.050% 4/15/53	1,040,000	1,050,582
5.875% 2/15/53	735,000	832,449
		7,331,879
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
5.200% 1/31/34	210,000	219,851
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	295,000	301,794
7.000% 1/15/31 (b)	25,000	26,372
Allianz SE 10 yr. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (b) (c) (e)	400,000	436,505
AmWINS Group, Inc.
4.875% 6/30/29 (b)	140,000	127,853
Aon Corp.
2.800% 5/15/30	145,000	128,564

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Global Funding
0.832% 1/08/27 EUR (b) (c)	$165,000	$167,878
Berkshire Hathaway Finance Corp.
1.500% 3/18/30 EUR (c)	167,000	167,207
CNO Financial Group, Inc.
5.250% 5/30/25	217,000	215,485
Corebridge Financial, Inc.
3.650% 4/05/27	95,000	91,362
3.900% 4/05/32	145,000	131,075
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650%
2.625% VRN 1/29/48 EUR (b) (c)	200,000	204,780
Equitable Financial Life Global Funding
1.000% 1/09/26 (b)	450,000	411,645
Equitable Holdings, Inc.
4.350% 4/20/28	1,150,000	1,110,337
Hannover Rueck SE
3 mo. EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (b) (c)	200,000	187,586
3 mo. EURIBOR + 3.000% 1.750% VRN 10/08/40 EUR (b) (c)	300,000	285,137
HUB International Ltd.
7.250% 6/15/30 (b) (d)	285,000	301,026
Jackson Financial, Inc.
5.170% 6/08/27 (d)	400,000	399,235
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (b)	217,000	227,878
Legal & General Group PLC 5 yr. U.K. Government Bond + 4.580%
5.375% VRN 10/27/45 GBP (b) (c)	185,000	234,229
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	159,240
5.700% 9/15/53	530,000	575,952
Metropolitan Life Global Funding I
5.000% 1/10/30 GBP (b) (c)	100,000	131,148
5.150% 3/28/33 (b)	240,000	244,166
		6,266,454
Internet — 0.3%
Gen Digital, Inc.
7.125% 9/30/30 (b) (d)	32,000	33,434
Match Group Holdings II LLC
5.000% 12/15/27 (b)	128,000	124,987
MercadoLibre, Inc.
3.125% 1/14/31	200,000	171,293
Meta Platforms, Inc.
5.600% 5/15/53	665,000	720,750
Netflix, Inc.
3.875% 11/15/29 EUR (b) (c)	125,000	142,564
4.625% 5/15/29 EUR (c)	100,000	117,789
Tencent Holdings Ltd.
3.240% 6/03/50 (b)	350,000	233,222
United Group BV
4.625% 8/15/28 EUR (b) (c)	100,000	104,323
		1,648,362
Iron & Steel — 0.0%
ABJA Investment Co. Pte. Ltd.
5.950% 7/31/24 (b)	200,000	199,400

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.2%
Carnival Corp.
7.000% 8/15/29 (b) (d)	$140,000	$146,177
10.500% 6/01/30 (b) (d)	245,000	267,981
Deuce Finco PLC
5.500% 6/15/27 GBP (b) (c)	100,000	118,581
Harley-Davidson Financial Services, Inc.
5.125% 4/05/26 EUR (b) (c)	210,000	239,139
Life Time, Inc.
5.750% 1/15/26 (b) (d)	125,000	124,101
Royal Caribbean Cruises Ltd.
11.625% 8/15/27 (b)	40,000	43,527
8.250% 1/15/29 (b)	200,000	212,539
		1,152,045
Lodging — 0.1%
Las Vegas Sands Corp.
3.500% 8/18/26	210,000	200,180
Marriott International, Inc.
5.000% 10/15/27	322,000	325,800
		525,980
Machinery – Diversified — 0.0%
Highland Holdings SARL
0.318% 12/15/26 EUR (c)	122,000	124,132
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (b) (c)	100,000	106,730
		230,862
Media — 0.5%
Altice Financing SA
4.250% 8/15/29 EUR (b) (c)	100,000	97,755
5.000% 1/15/28 (b)	260,000	235,680
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	130,000	113,611
6.375% 9/01/29 (b) (d)	75,000	73,962
7.375% 3/01/31 (b)	70,000	71,845
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	150,000	141,607
5.750% 4/01/48	230,000	204,120
6.484% 10/23/45	105,000	103,174
6.650% 2/01/34	555,000	585,238
Comcast Corp.
3.250% 11/01/39	295,000	238,950
DISH DBS Corp.
5.750% 12/01/28 (b)	65,000	51,844
DISH Network Corp.
11.750% 11/15/27 (b)	130,000	135,701
RCS & RDS SA
3.250% 2/05/28 EUR (b) (c)	200,000	196,508
Sirius XM Radio, Inc.
4.000% 7/15/28 (b)	180,000	166,472
5.000% 8/01/27 (b)	116,000	112,055
Univision Communications, Inc.
7.375% 6/30/30 (b) (d)	65,000	64,814
8.000% 8/15/28 (b)	55,000	56,739

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VZ Secured Financing BV
3.500% 1/15/32 EUR (b) (c)	$100,000	$97,216
Walt Disney Co.
3.600% 1/13/51	255,000	204,965
Ziggo BV
2.875% 1/15/30 EUR (b) (c)	100,000	98,074
		3,050,330
Mining — 0.1%
Anglo American Capital PLC
3.375% 3/11/29 GBP (b) (c)	140,000	164,449
Freeport-McMoRan, Inc.
4.375% 8/01/28	94,000	90,243
5.000% 9/01/27	4,000	3,950
5.450% 3/15/43	270,000	262,667
Hudbay Minerals, Inc.
6.125% 4/01/29 (b)	60,000	58,828
		580,137
Oil & Gas — 0.6%
BP Capital Markets PLC
2.213% 9/25/26 EUR (b) (c)	160,000	172,726
Chesapeake Energy Corp.
6.750% 4/15/29 (b)	120,000	121,116
Diamondback Energy, Inc.
6.250% 3/15/53	220,000	234,522
Hilcorp Energy I LP/Hilcorp Finance Co.
8.375% 11/01/33 (b)	239,000	253,206
Marathon Oil Corp.
4.400% 7/15/27 (d)	95,000	92,653
Occidental Petroleum Corp.
6.200% 3/15/40	315,000	325,238
6.375% 9/01/28 (d)	130,000	136,607
6.450% 9/15/36	80,000	84,640
6.625% 9/01/30	510,000	542,390
8.500% 7/15/27	115,000	125,439
8.875% 7/15/30	680,000	795,739
Ovintiv, Inc.
5.650% 5/15/28	95,000	96,932
Petroleos Mexicanos
4.750% 2/26/29 EUR (b) (c)	365,000	331,182
4.875% 2/21/28 EUR (b) (c)	460,000	441,679
Pioneer Natural Resources Co.
5.100% 3/29/26	145,000	146,057
Saudi Arabian Oil Co.
4.250% 4/16/39 (b)	200,000	178,710
		4,078,836
Packaging & Containers — 0.1%
Ball Corp.
6.875% 3/15/28	140,000	145,446
Graphic Packaging International LLC
2.625% 2/01/29 EUR (b) (c)	100,000	101,669
Sealed Air Corp./Sealed Air Corp. US
6.125% 2/01/28 (b)	65,000	65,560

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.250% 2/15/31 (b) (d)	$25,000	$26,507
		339,182
Pharmaceuticals — 1.3%
AbbVie, Inc.
2.625% 11/15/28 EUR (c)	225,000	244,141
4.050% 11/21/39	270,000	243,796
4.250% 11/21/49	325,000	289,625
4.700% 5/14/45	530,000	504,338
4.875% 11/14/48	980,000	955,354
Bayer US Finance II LLC
4.250% 12/15/25 (b)	225,000	219,254
6.125% 11/21/26 (b)	200,000	203,336
Becton Dickinson & Co.
2.823% 5/20/30	510,000	455,821
3.020% 5/24/25 GBP (c)	150,000	185,843
CVS Health Corp.
3.250% 8/15/29	135,000	125,799
4.300% 3/25/28	100,000	98,305
5.050% 3/25/48	823,000	769,758
5.625% 2/21/53	430,000	435,851
5.875% 6/01/53	230,000	241,917
Gruenenthal GmbH
6.750% 5/15/30 EUR (b) (c)	100,000	116,881
Mylan, Inc.
4.550% 4/15/28 (d)	95,000	92,177
Pfizer Investment Enterprises Pte. Ltd.
4.750% 5/19/33	280,000	280,628
5.300% 5/19/53	275,000	280,743
5.340% 5/19/63	440,000	444,224
Teva Pharmaceutical Finance Netherlands III BV
7.875% 9/15/29	200,000	215,552
8.125% 9/15/31	200,000	218,116
Upjohn Finance BV
1.908% 6/23/32 EUR (b) (c)	145,000	134,535
Utah Acquisition Sub, Inc.
3.125% 11/22/28 EUR (b) (c)	155,000	166,458
3.950% 6/15/26	1,125,000	1,087,193
5.250% 6/15/46	45,000	37,472
Viatris, Inc.
3.850% 6/22/40	401,000	298,257
4.000% 6/22/50	215,000	151,235
		8,496,609
Pipelines — 1.2%
Boardwalk Pipelines LP
3.400% 2/15/31	890,000	795,307
Cheniere Corpus Christi Holdings LLC
5.125% 6/30/27	235,000	236,141
Cheniere Energy, Inc.
4.625% 10/15/28	95,000	92,732
Columbia Pipelines Holding Co. LLC
6.042% 8/15/28 (b)	295,000	304,471
Enbridge, Inc.
4.250% 12/01/26	90,000	88,788
6.200% 11/15/30	145,000	155,153
6.700% 11/15/53 (d)	230,000	267,497

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Transfer LP
2.900% 5/15/25	$185,000	$179,255
6.400% 12/01/30	225,000	240,570
6.550% 12/01/33	150,000	162,795
Kinetik Holdings LP
5.875% 6/15/30 (b)	90,000	88,295
6.625% 12/15/28 (b)	276,000	281,192
MPLX LP
4.125% 3/01/27	95,000	92,994
NuStar Logistics LP
5.750% 10/01/25	80,000	79,495
ONEOK, Inc.
5.650% 11/01/28	90,000	93,168
5.800% 11/01/30	170,000	176,740
6.050% 9/01/33	250,000	264,879
Sabine Pass Liquefaction LLC
4.200% 3/15/28	100,000	97,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	125,000	114,141
4.875% 2/01/31	25,000	24,285
5.000% 1/15/28	90,000	88,884
5.500% 3/01/30	150,000	149,973
6.875% 1/15/29	213,000	219,967
Transcanada Trust 3 mo. CAD CDOR + 3.080%
4.650% VRN 5/18/77 CAD (c)	650,000	447,875
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	55,000	49,901
3.875% 11/01/33 (b)	80,000	67,796
4.125% 8/15/31 (b)	65,000	57,265
6.250% 1/15/30 (b)	160,000	159,134
Venture Global LNG, Inc.
8.375% 6/01/31 (b)	415,000	414,785
9.500% 2/01/29 (b)	435,000	460,303
Western Midstream Operating LP
4.500% 3/01/28	95,000	91,878
Williams Cos., Inc.
3.750% 6/15/27	1,265,000	1,219,257
		7,262,806
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (b) (c)	280,000	259,746
CBRE Services, Inc.
5.950% 8/15/34	420,000	441,236
Howard Hughes Corp.
5.375% 8/01/28 (b)	140,000	134,558
Logicor Financing SARL
1.500% 7/13/26 EUR (b) (c)	167,000	172,504
		1,008,044
Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp.
5.250% 7/15/28	95,000	96,490
Brixmor Operating Partnership LP
4.050% 7/01/30	301,000	281,270
4.125% 6/15/26	2,000,000	1,936,755
4.125% 5/15/29	160,000	152,264

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Crown Castle, Inc.
2.250% 1/15/31	$715,000	$592,062
2.500% 7/15/31	430,000	358,501
3.800% 2/15/28	95,000	90,242
5.600% 6/01/29	350,000	357,878
5.800% 3/01/34	230,000	238,050
Essex Portfolio LP
4.000% 3/01/29	760,000	725,348
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	123,358
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (b)	177,000	184,318
Healthcare Realty Holdings LP
2.050% 3/15/31	230,000	178,014
3.625% 1/15/28	850,000	783,391
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (b) (c)	200,000	213,389
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.750% 2/01/27	55,000	54,931
Prologis LP
2.250% 6/30/29 GBP (c)	150,000	170,834
Public Storage Operating Co.
5.350% 8/01/53	95,000	99,184
Regency Centers LP
3.600% 2/01/27	305,000	293,248
4.125% 3/15/28	815,000	781,534
SBA Tower Trust
1.840% 4/15/27 (b)	635,000	562,012
2.593% 10/15/56 (b)	515,000	414,205
		8,687,278
Retail — 0.4%
Bath & Body Works, Inc.
6.625% 10/01/30 (b) (d)	90,000	91,985
Dollar General Corp.
3.875% 4/15/27	100,000	96,903
5.450% 7/05/33 (d)	470,000	478,374
Lowe's Cos., Inc.
4.250% 4/01/52	265,000	224,348
5.625% 4/15/53	195,000	204,443
5.750% 7/01/53 (d)	150,000	158,916
Next Group PLC
3.625% 5/18/28 GBP (b) (c)	250,000	303,255
O'Reilly Automotive, Inc.
5.750% 11/20/26	135,000	138,234
Ross Stores, Inc.
1.875% 4/15/31	535,000	440,204
Yum! Brands, Inc.
5.375% 4/01/32 (d)	140,000	137,550
		2,274,212
Savings & Loans — 0.1%
Nationwide Building Society
3 mo. EURIBOR + 0.930% 1.500% VRN 3/08/26 EUR (b) (c)	140,000	150,360

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (b) (c)	$150,000	$162,331
		312,691
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875% 1/15/27	95,000	92,711
Broadcom, Inc.
2.600% 2/15/33 (b)	330,000	271,870
3.419% 4/15/33 (b)	112,000	98,370
Micron Technology, Inc.
4.185% 2/15/27	140,000	137,316
6.750% 11/01/29	210,000	226,923
		827,190
Software — 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% 6/15/29 (b)	115,000	120,032
Central Parent, Inc./CDK Global, Inc.
7.250% 6/15/29 (b)	74,000	75,470
Fiserv, Inc.
1.625% 7/01/30 EUR (c)	100,000	99,739
3.000% 7/01/31 GBP (c)	250,000	285,563
4.200% 10/01/28 (d)	95,000	92,843
4.500% 5/24/31 EUR (c)	200,000	233,901
Intuit, Inc.
5.500% 9/15/53	245,000	267,934
Oracle Corp.
4.900% 2/06/33	450,000	447,953
		1,623,435
Telecommunications — 1.4%
Altice France SA
3.375% 1/15/28 EUR (b) (c)	135,000	117,430
America Movil SAB de CV
5.750% 6/28/30 GBP (c)	190,000	259,334
AT&T, Inc.
3.500% 9/15/53	670,000	486,224
3.950% 4/30/31 EUR (c)	350,000	400,790
Chorus Ltd.
3.625% 9/07/29 EUR (c)	215,000	241,097
Lorca Telecom Bondco SA
4.000% 9/18/27 EUR (b) (c)	235,000	252,940
NBN Co. Ltd.
4.125% 3/15/29 EUR (b) (c)	355,000	408,182
Orange SA
3.250% 1/15/32 GBP (b) (c)	200,000	236,924
PLT VII Finance SARL
4.625% 1/05/26 EUR (b) (c)	100,000	109,567
Rogers Communications, Inc.
3.200% 3/15/27	280,000	267,261
3.800% 3/15/32	295,000	271,466
4.350% 5/01/49	40,000	33,860
4.550% 3/15/52	1,805,000	1,574,114
Sprint Capital Corp.
6.875% 11/15/28	670,000	725,966
8.750% 3/15/32	345,000	425,821

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
5.750% 1/15/54	$855,000	$904,666
6.000% 6/15/54	355,000	389,314
TDC Net AS
5.618% 2/06/30 EUR (b) (c)	370,000	420,705
Tele2 AB
0.750% 3/23/31 EUR (b) (c)	230,000	212,602
Verizon Communications, Inc.
2.625% 12/01/31 EUR (c)	235,000	248,228
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (b) (c)	155,000	170,383
4.500% 7/15/31 GBP (b) (c)	150,000	164,886
Xiaomi Best Time International Ltd., Convertible,
0.000% 12/17/27 (b)	200,000	177,904
		8,499,664
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.550% 11/19/26	82,000	77,754
Mattel, Inc.
5.875% 12/15/27 (b)	430,000	429,431
		507,185
Transportation — 0.1%
Brambles Finance PLC
4.250% 3/22/31 EUR (b) (c)	180,000	209,497
InPost SA
2.250% 7/15/27 EUR (b) (c)	100,000	102,225
		311,722
Water — 0.1%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (b) (c)	160,000	199,108
Veolia Environnement SA
1.940% 1/07/30 EUR (b) (c)	200,000	206,450
		405,558

TOTAL CORPORATE DEBT (Cost $157,236,076)		153,813,701

MUNICIPAL OBLIGATIONS — 0.1%
Commonwealth of Puerto Rico, General Obligation
11/01/43(f)	653,665	356,247

TOTAL MUNICIPAL OBLIGATIONS (Cost $362,486)		356,247

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
Automobile Asset-Backed Securities — 1.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D, 1.490% 9/18/26	275,000	259,154
Series 2023-1, Class C, 5.800% 12/18/28	400,000	403,937
CarMax Auto Owner Trust, Series 2022-1, Class D
2.470% 7/17/28	280,000	257,910
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	235,000	221,665

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-1A, Class D, 3.020% 6/15/28	$995,000	$938,145
Series 2022-2A, Class C, 3.850% 7/17/28	820,000	802,147
Series 2022-3A, Class C, 5.300% 9/15/27	520,000	514,746
Series 2023-1A, Class D, 6.690% 6/15/29	85,000	85,804
Ford Credit Auto Lease Trust, Series 2023-A, Class C
5.540% 12/15/26	850,000	845,396
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.850% 8/15/35 (b)	895,000	899,330
Series 2022-C, Class C, 5.220% 3/15/30	200,000	196,423
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B, 1.833% 12/15/31 (b)	53,866	52,453
Series 2023-B, Class B, 5.640% 12/15/33 (b)	250,000	250,240
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (b)	735,000	687,236
Santander Drive Auto Receivables Trust
Series 2021-4, Class D, 1.670% 10/15/27	310,000	292,999
Series 2022-6, Class B, 4.720% 6/15/27	850,000	838,047
Santander Retail Auto Lease Trust, Series 2021-A, Class D
1.380% 3/22/27 (b)	715,000	704,446
US Bank NA, Series 2023-1, Class B
6.789% 8/25/32 (b)	250,000	250,612
		8,500,690
Commercial Mortgage-Backed Securities — 1.3%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD Term SOFR + 1.297%
6.659% FRN 9/15/32 (b)	235,000	232,356
Aventura Mall Trust, Series 2018-AVM, Class A,
4.112% VRN 7/05/40 (b) (f)	380,000	352,880
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274%
7.637% FRN 11/15/34 (b)	245,000	115,352
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 1 mo. USD Term SOFR + 3.141%
8.503% FRN 6/15/27 (b)	465,000	465,290
BX Trust, Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.411%
6.774% FRN 10/15/36 (b)	475,000	459,558
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	245,616
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C,
3.518% VRN 5/10/35 (b) (f)	390,000	355,110
COMM Mortgage Trust, Series 2015-LC23, Class AM,
4.158% VRN 10/10/48 (f)	1,650,000	1,538,307
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (b)	292,236	269,922
Series 2020-NET, Class C, 3.526% 8/15/37 (b)	480,000	433,170
DC Office Trust, Series 2019-MTC, Class D,
3.072% VRN 9/15/45 (b) (f)	520,000	329,942
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD Term SOFR + 1.148% 6.711% FRN 12/15/36 (b)	710,000	707,337
Series 2019-WOLF, Class C, 1 mo. USD Term SOFR + 1.747% 7.310% FRN 12/15/36 (b)	435,000	431,465
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (b)	115,000	101,737

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SCG Mortgage Trust, Series 2023-NASH, Class A, 1 mo. USD Term SOFR + 2.390%
7.752% FRN 12/15/40 (b)	$640,000	$639,604
VNDO Trust, Series 2016-350P, Class D,
3.903% VRN 1/10/35 (b) (f)	215,000	193,703
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	905,524
Series 2021-SAVE, Class C, 1 mo. USD Term SOFR + 1.914% 7.277% FRN 2/15/40 (b)	324,000	298,368
		8,075,241
Other Asset-Backed Securities — 2.4%
522 Funding CLO Ltd., Series 2019-5A, Class BR, 3 mo. USD Term SOFR + 1.850%
7.244% FRN 4/15/35 (b)	465,000	458,520
AGL CLO 17 Ltd., Series 2022-17A, Class A, 3 mo. USD Term SOFR + 1.330%
6.742% FRN 1/21/35 (b)	630,000	628,245
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (b)	175,000	163,589
Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2
7.824% 3/05/53 (b)	270,000	276,786
Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 3 mo. USD Term SOFR + 1.320%
6.714% FRN 4/15/35 (b)	865,000	863,531
CIFC Funding Ltd.
Series 2021-3A, Class A, 3 mo. USD Term SOFR + 1.402% 6.796% FRN 7/15/36 (b)	585,000	584,799
Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.412% 6.806% FRN 7/15/36 (b)	925,000	924,961
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (b) (c)	275,000	193,373
Dell Equipment Finance Trust, Series 2023-3, Class C
6.170% 4/23/29 (b)	125,000	127,030
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (b)	549,463	486,080
Series 2020-1A, Class A2, 3.786% 7/20/50 (b)	266,063	242,201
Dryden 86 CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD Term SOFR + 1.362%
6.764% FRN 7/17/34 (b)	600,000	598,982
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.160% 2/25/38 (b)	329,578	336,685
Series 2023-A, Class B, 6.530% 2/25/38 (b)	167,110	170,366
Hardee's Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (b)	292,500	239,999
Series 2018-1A, Class AII, 4.959% 6/20/48 (b)	412,163	394,556
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (b)	129,000	125,184
Series 2022-1A, Class D, 2.400% 11/20/29 (b)	350,000	330,703
Series 2022-3A, Class C, 6.130% 8/20/29 (b)	615,000	618,010
Series 2023-2A, Class B, 6.250% 1/21/31 (b)	100,000	101,470
Series 2023-2A, Class C, 6.480% 1/21/31 (b)	140,000	142,338
Series 2023-2A, Class D, 6.970% 7/21/31 (b)	100,000	102,105
HPS Loan Management Ltd.
Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402% 6.814% FRN 1/23/35 (b)	290,000	289,566
Series 11A-17, Class BR, 3 mo. USD Term SOFR + 1.812% 7.204% FRN 5/06/30 (b)	265,000	263,000

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kubota Credit Owner Trust, Series 2023-1A, Class A4
5.070% 2/15/29 (b)	$110,000	$109,506
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 3 mo. USD Term SOFR + 1.290%
6.684% FRN 10/15/32 (b)	465,000	464,763
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R, 3 mo. USD Term SOFR + 1.730%
7.096% FRN 10/18/33 (b)	455,000	454,973
MVW LLC
Series 2023-2A, Class A, 6.180% 11/20/40 (b)	585,767	597,837
Series 2023-2A, Class B, 6.330% 11/20/40 (b)	127,983	130,562
MVW Owner Trust, Series 2023-1A, Class A
4.930% 10/20/40 (b)	519,211	513,641
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class AR, 3 mo. USD Term SOFR + 1.252%
6.648% FRN 1/20/32 (b)	995,000	994,222
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, 3 mo. USD Term SOFR + 1.392%
6.794% FRN 7/17/35 (b)	685,000	684,985
Octane Receivables Trust
Series 2023-1A, Class A, 5.870% 5/21/29 (b)	104,887	104,756
Series 2023-3A, Class B, 6.480% 7/20/29 (b)	150,000	152,651
Series 2023-3A, Class C, 6.740% 8/20/29 (b)	100,000	101,744
Series 2023-3A, Class D, 7.580% 9/20/29 (b)	100,000	102,225
OZLM VII Ltd., Series 2014-7RA, Class A1R, 3 mo. USD Term SOFR + 1.272%
6.674% FRN 7/17/29 (b)	114,662	114,503
Palmer Square CLO Ltd., Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.650%
7.025% FRN 11/15/36 (b)	430,000	430,000
Progress Residential Trust
Series 2020-SFR3, Class B, 1.495% 10/17/27 (b)	100,000	92,955
Series 2023-SFR2, Class A, 4.500% 10/17/28 (b)	475,000	458,984
SCF Equipment Leasing LLC, Series 2023-1A, Class A2
6.560% 1/22/30 (b)	255,000	256,656
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo. USD Term SOFR + 1.850%
7.262% FRN 4/22/35 (b)	410,000	405,647
Verizon Master Trust, Series 2023-1, Class C
4.980% 1/22/29	250,000	243,751
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD Term SOFR + 1.322%
6.737% FRN 10/20/29 (b)	224,508	224,380
		15,300,820
Student Loans Asset-Backed Securities — 0.2%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B
2.830% 11/15/68 (b)	470,000	389,080
SMB Private Education Loan Trust
Series 2020-BA, Class A1A, 1.290% 7/15/53 (b)	148,415	134,698
Series 2021-A, Class B, 2.310% 1/15/53 (b)	563,730	520,836
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	442,939	430,166
		1,474,780
Whole Loan Collateral Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	287,710	256,767

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (b) (f)	$275,000	$223,893
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (b) (f)	260,733	223,171
CIM Trust, Series 2021-INV1, Class A29,
2.500% VRN 7/01/51 (b) (f)	569,252	453,178
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (b) (f)	209,204	173,803
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (f)	13,774	13,190
Series 2020-1INV, Class A11, 1 mo. USD Term SOFR + 0.964% 6.000% FRN 3/25/50 (b)	80,342	74,573
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
3.500% VRN 11/25/57 (b) (f)	18,225	16,358
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14,
2.925% VRN 10/25/50 (b) (f)	229,086	196,530
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (b) (f)	190,140	150,368
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1, 3.245% VRN 6/25/50 (b) (f)	349,266	290,109
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (f)	99,256	88,088
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (f)	16,305	15,793
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (f)	88,145	78,541
Series 2020-5, Class B2, 3.573% VRN 12/25/50 (b) (f)	327,835	279,514
Series 2020-INV1, Class A11, 1 mo. USD Term SOFR + 0.944% 6.000% FRN 8/25/50 (b)	55,825	52,359
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2,
7.530% STEP 9/25/68 (b)	162,341	165,482
OBX Trust
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (f)	236,700	208,777
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (f)	97,442	89,342
Series 2023-NQM9, Class A2, 7.513% STEP 10/25/63 (b)	98,944	101,068
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (f)	37,719	34,647
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (f)	46,889	44,096
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (f)	7,408	7,154
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (b) (f)	8,154	7,919
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD Term SOFR + 1.114%
6.470% FRN 10/25/59 (b)	93,068	93,571
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (b) (f)	259,462	212,062
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (b)	696,983	625,559
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (b) (f)	100,000	96,174
		4,272,086
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class A20,
2.500% VRN 10/25/51 (b) (f)	402,507	320,434
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, 2.500% VRN 11/25/51 (b) (f)	428,046	341,300
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (b) (f)	440,586	351,298
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (f)	85,447	75,403
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (f)	6,970	6,743
Sequoia Mortgage Trust

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (b) (f)	$59,653	$55,081
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (f)	20,255	18,732
		1,168,991

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,165,537)		38,792,608

SOVEREIGN DEBT OBLIGATIONS — 16.6%
Albania Government International Bond
3.500% 6/16/27 EUR (b) (c)	105,000	111,797
3.500% 11/23/31 EUR (b) (c)	290,000	279,814
5.900% 6/09/28 EUR (b) (c)	410,000	461,672
Australia Government International Bond
3.000% 3/21/47 AUD (b) (c)	738,000	405,860
4.500% 4/21/33 AUD (b) (c)	3,271,000	2,323,393
Austria Government Bond
0.750% 3/20/51 AUD (b) (c)	1,040,000	697,602
Brazil Notas do Tesouro Nacional Serie B
6.000% 8/15/30 BRL (c)	720,000	660,518
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (c)	2,855,000	561,247
10.000% 1/01/31 BRL (c) (g)	2,855,000	551,613
Bulgaria Government International Bond
4.375% 5/13/31 EUR (b) (c)	787,000	912,249
4.500% 1/27/33 EUR (b) (c)	485,000	561,517
4.500% 1/27/33 EUR (b) (c)	230,000	266,287
4.875% 5/13/36 EUR (b) (c)	878,000	1,037,292
Bundesobligation
10/09/26 EUR (b) (c)	2,080,000	2,166,251
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/30 EUR (b) (c)	2,585,000	2,546,435
0.000% 8/15/52 EUR (b) (c)	634,210	373,041
4.750% 7/04/40 EUR (b) (c)	491,000	725,092
Canada Government Real Return Bond
4.000% 12/01/31 CAD (c)	1,775,376	1,605,375
Canadian Government International Bond
5.000% 6/01/37 CAD (c)	950,000	863,120
Chile Government International Bond
4.125% 7/05/34 EUR (c)	170,000	191,387
China Development Bank
3.480% 1/08/29 CNY (c)	9,000,000	1,322,532
China Government Bond
2.670% 5/25/33 CNY (c)	34,000,000	4,818,137
3.320% 4/15/52 CNY (c)	10,000,000	1,517,092
4.000% 6/24/69 CNY (c)	1,000,000	178,666
Colombia TES
6.000% 4/28/28 COP (c)	1,597,700,000	363,295
7.000% 3/26/31 COP (c)	2,550,000,000	567,377
13.250% 2/09/33 COP (c)	2,377,700,000	728,449
Cyprus Government International Bond
0.950% 1/20/32 EUR (b) (c)	610,000	577,516
2.750% 2/26/34 EUR (b) (c)	93,000	96,392
2.750% 5/03/49 EUR (b) (c)	99,000	90,587
Czech Republic Government International Bond
1.500% 4/24/40 CZK (c)	5,960,000	190,747
French Republic Government Bond OAT
1.250% 5/25/36 EUR (b) (c)	1,713,000	1,599,960
3.000% 5/25/33 EUR (b) (c)	445,000	511,014

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (b) (c)	$585,000	$548,346
Hungary Government International Bond
2.250% 4/20/33 HUF (c)	924,330,000	2,012,718
5.000% 2/22/27 EUR (b) (c)	247,000	283,956
Iceland Government International Bond
0.000% 4/15/28 EUR (b) (c)	346,000	332,397
India Government International Bond
7.260% 8/22/32 INR (c)	94,100,000	1,129,274
Indonesia Government International Bond
3.750% 6/14/28 IDR (b) (c)	1,280,000	1,421,396
Indonesia Treasury Bond
5.500% 4/15/26 IDR (c)	12,480,000,000	794,150
6.375% 8/15/28 IDR (c)	11,696,000,000	757,031
6.375% 4/15/32 IDR (c)	8,575,000,000	550,277
6.500% 2/15/31 IDR (c)	1,586,000,000	102,441
7.000% 2/15/33 IDR (c)	18,983,000,000	1,275,623
Ireland Government International Bond
1.500% 5/15/50 EUR (b) (c)	73,000	60,457
2.000% 2/18/45 EUR (b) (c)	157,000	149,436
Israel Government International Bond
1.500% 1/18/27 EUR (b) (c)	530,000	541,659
5.500% 1/31/42 ILS (c)	506,000	158,719
Italy Buoni Poliennali Del Tesoro
1.300% 5/15/28 EUR (b) (c)	954,151	1,052,688
2.800% 3/01/67 EUR (b) (c)	961,000	778,518
4.400% 5/01/33 EUR (b) (c)	3,482,000	4,095,718
Ivory Coast Government International Bond
5.875% 10/17/31 EUR (b) (c)	245,000	241,852
Japan Government CPI-Linked Bond
0.005% 3/10/32 JPY (c)	118,864,480	903,707
Japan Government Forty Year Bond
1.300% 3/20/63 JPY (c)	278,300,000	1,712,690
Japan Government Ten Year Bond
0.400% 3/20/25 JPY (c)	336,200,000	2,396,486
Japan Government Thirty Year Bond
0.700% 12/20/51 JPY (c)	20,300,000	113,902
1.000% 3/20/52 JPY (c)	297,750,000	1,807,490
1.300% 6/20/52 JPY (c)	221,250,000	1,446,410
1.400% 9/20/52 JPY (c)	285,200,000	1,907,846
1.700% 9/20/44 JPY (c)	319,100,000	2,372,158
Japanese Government CPI-Linked Bond
0.005% 3/10/31 JPY (c)	198,603,045	1,508,538
0.100% 3/10/24 JPY (c)	113,637,300	811,983
0.100% 9/10/24 JPY (c)	299,124,600	2,153,273
0.100% 3/10/25 JPY (c)	268,754,500	1,952,759
Latvia Government International Bond
0.375% 10/07/26 EUR (b) (c)	2,114,000	2,165,254
3.875% 5/22/29 EUR (b) (c)	350,000	398,457
Lithuania Government International Bond
3.875% 6/14/33 EUR (b) (c)	815,000	939,838
Magyar Export-Import Bank Zrt
6.000% 5/16/29 EUR (b) (c)	120,000	140,262
Malaysia Government International Bond
3.900% 11/30/26 MYR (c)	680,000	149,575

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.906% 7/15/26 MYR (c)	$4,710,000	$1,035,524
4.065% 6/15/50 MYR (c)	2,120,000	452,623
4.642% 11/07/33 MYR (c)	1,255,000	293,129
4.736% 3/15/46 MYR (c)	5,640,000	1,315,444
4.921% 7/06/48 MYR (c)	5,755,000	1,383,003
4.935% 9/30/43 MYR (c)	325,000	77,202
Mexican Bonos
7.500% 5/26/33 MXN (c)	13,072,000	697,171
8.500% 5/31/29 MXN (c)	4,567,000	263,079
8.500% 11/18/38 MXN (c)	18,900,000	1,061,376
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (b) (c)	860,000	587,331
4.000% 5/20/26 AUD (b) (c)	680,000	464,401
New Zealand Government International Bond
2.750% 5/15/51 NZD (c)	585,000	263,802
3.500% 4/14/33 NZD (b) (c)	2,211,000	1,309,700
North Macedonia Government International Bond
6.960% 3/13/27 EUR (b) (c)	150,000	172,684
Norway Government International Bond
3.000% 3/14/24 NOK (b) (c)	2,700,000	264,821
Peru Government Bond
5.400% 8/12/34 PEN (c)	5,000,000	1,220,551
Philippines Government International Bond
0.250% 4/28/25 EUR (c)	125,000	131,443
Poland Government International Bond
6.000% 10/25/33 PLN (c)	2,030,000	546,986
Province of Ontario
3.500% 6/02/43 CAD (c)	62,000	43,413
3.500% 6/02/43 CAD (c)	76,000	53,216
Senegal Government International Bond
1.000% 9/23/28 EUR (b) (c)	850,000	789,945
1.500% 6/26/29 EUR (b) (c)	282,000	262,282
1.650% 3/03/33 EUR (b) (c)	435,000	354,052
5.375% 6/08/37 EUR (b) (c)	255,000	207,612
Singapore Government International Bond
0.500% 11/01/25 SGD (c)	1,350,000	972,818
1.625% 7/01/31 SGD (c)	1,248,000	875,184
2.375% 6/01/25 SGD (c)	480,000	358,213
2.875% 7/01/29 SGD (c)	960,000	732,502
Slovenia Government International Bond
0.000% 2/12/31 EUR (b) (c)	155,000	140,036
1.500% 3/25/35 EUR (b) (c)	243,000	225,982
2.250% 3/03/32 EUR (b) (c)	170,000	179,287
3.125% 8/07/45 EUR (b) (c)	581,000	632,795
Spain Government International Bond
0.000% 1/31/28 EUR (c)	1,726,000	1,720,750
Sri Lanka Government Bond
11.000% 6/01/26 LKR (c)	27,000,000	78,748
11.400% 1/15/27 LKR (c)	31,000,000	90,301
11.500% 8/01/26 LKR (c)	28,000,000	82,345
20.000% 9/15/27 LKR (c)	19,000,000	68,873
Sweden Bonds Inflation-Linked
0.125% 6/01/32 SEK (b) (c)	5,630,000	711,425
Sweden Government International Bond
2.250% 6/01/32 SEK (b) (c)	26,835,000	2,712,270
Thailand Government International Bond
2.000% 12/17/31 THB (c)	47,894,000	1,338,483
3.450% 6/17/43 THB (c)	18,950,000	580,671

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.650% 6/20/31 THB (c)	$32,753,000	$1,024,025
UK Gilts
0.625% 6/07/25 GBP (b) (c)	1,393,000	1,690,987
0.625% 10/22/50 GBP (b) (c)	1,898,000	1,067,147
1.500% 7/22/26 GBP (b) (c)	1,279,000	1,549,910
1.625% 10/22/28 GBP (b) (c)	858,000	1,012,457
4.250% 12/07/46 GBP (b) (c)	1,699,000	2,200,497
UK Inflation-Linked Gilts
0.125% 3/22/26 GPB (b) (c)	873,524	1,108,641
		103,435,747

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $107,582,588)		103,435,747

U.S. Government Agency Obligations and Instrumentalities (h) — 20.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	225,842	42,857
Government National Mortgage Association REMICS Series 2022-63, Class LM 3.500% 10/20/50	260,000	216,135
		258,992
Pass-Through Securities — 19.9%
Federal Home Loan Mortgage Corp.
Pool #SB0869 1.500% 2/01/36	190,229	166,703
Pool #RC1756 1.500% 2/01/36	221,313	193,944
Pool #SB8147 1.500% 4/01/37	307,908	267,905
Pool #QN7552 2.000% 8/01/36	280,680	251,772
Pool #RB5148 2.000% 3/01/42	590,166	503,687
Pool #RA3046 2.000% 7/01/50	25,491	21,078
Pool #SD8128 2.000% 2/01/51	1,521,590	1,250,126
Pool #SD8140 2.000% 4/01/51	319,135	261,899
Pool #RA5258 2.000% 5/01/51	801,975	658,144
Pool #SD8146 2.000% 5/01/51	496,304	407,294
Pool #QC2565 2.000% 6/01/51	30,320	24,882
Pool #RA6505 2.000% 12/01/51	1,392,314	1,142,608
Pool #QD9658 2.000% 2/01/52	33,080	27,033
Pool #SD8199 2.000% 3/01/52	1,313,343	1,074,107
Pool #SD1217 2.000% 3/01/52	228,447	188,761
Pool #SD3580 2.000% 4/01/52	259,167	214,306
Pool #SD8204 2.000% 4/01/52	212,809	174,044
Pool #RA7324 2.000% 5/01/52	140,350	115,924
Pool #RB5149 2.500% 3/01/42	628,355	554,983
Pool #SD8089 2.500% 7/01/50	139,427	119,660
Pool #SD8099 2.500% 10/01/50	146,767	125,869
Pool #SD7535 2.500% 2/01/51	303,414	262,960
Pool #QC3425 2.500% 6/01/51	213,121	181,509
Pool #QC2902 2.500% 6/01/51	35,630	30,879
Pool #SD8161 2.500% 8/01/51	871,551	744,180
Pool #QC5575 2.500% 8/01/51	75,305	64,111
Pool #RA6623 2.500% 1/01/52	1,037,578	891,942
Pool #SD8200 2.500% 3/01/52	648,184	552,342
Pool #SD8212 2.500% 5/01/52	2,661,473	2,267,111
Pool #RB5162 3.000% 6/01/42	111,733	101,719
Pool #RB5166 3.000% 7/01/42	62,955	57,313
Pool #RB5173 3.000% 8/01/42	54,302	49,435

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD1497 3.000% 4/01/43	$285,947	$263,372
Pool #ZS4693 3.000% 12/01/46	65,985	59,700
Pool #G08756 3.000% 4/01/47	27,851	25,228
Pool #SD0080 3.000% 9/01/49	123,722	112,054
Pool #SD7531 3.000% 12/01/50	148,475	133,428
Pool #RA6348 3.000% 11/01/51	415,879	370,224
Pool #SD1183 3.000% 1/01/52	247,807	221,300
Pool #SD8220 3.000% 6/01/52	622,664	551,390
Pool #SD7555 3.000% 8/01/52	858,375	770,313
Pool #SB0015 3.500% 6/01/33	120,886	117,028
Pool #U90690 3.500% 6/01/42	44,216	41,592
Pool #U99051 3.500% 6/01/43	43,883	41,267
Pool #ZM3532 3.500% 6/01/47	167,596	156,405
Pool #ZT0179 3.500% 11/01/47	272,889	255,690
Pool #RA1202 3.500% 8/01/49	102,616	95,764
Pool #SD0212 3.500% 12/01/49	139,127	129,750
Pool #SD1361 3.500% 2/01/50	754,645	708,500
Pool #SD0617 3.500% 11/01/50	96,598	90,027
Pool #SB8171 4.000% 6/01/37	58,980	57,864
Pool #SB0727 4.000% 8/01/37	208,200	204,781
Pool #RA1906 4.000% 12/01/49	181,274	174,521
Pool #SD8039 4.000% 1/01/50	218,830	209,720
Pool #SD1035 4.000% 5/01/52	211,503	200,087
Pool #SD0422 4.500% 7/01/45	107,623	107,457
Pool #RA2607 4.500% 5/01/50	46,702	45,821
Pool #SD8266 4.500% 11/01/52	428,855	416,141
Pool #ZS3941 5.000% 12/01/41	32,986	33,643
Pool #QF0658 5.000% 8/01/52	753,031	747,880
Pool #QF1305 5.000% 10/01/52	68,855	68,255
Pool #SD3041 5.000% 5/01/53	110,091	108,994
Pool #SD3630 5.500% 8/01/53	1,077,911	1,083,708
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	629,173	547,431
Pool #MA4601 1.500% 5/01/37	526,964	458,501
Pool #FS2037 1.500% 5/01/37	215,864	187,819
Pool #MA4519 1.500% 1/01/42	556,141	454,214
Pool #BP3454 2.000% 5/01/36	458,757	412,368
Pool #BT6754 2.000% 9/01/36	398,330	356,683
Pool #FM8732 2.000% 9/01/36	301,861	273,036
Pool #MA4567 2.000% 3/01/37	1,465,007	1,311,832
Pool #MA4582 2.000% 4/01/37	262,818	235,339
Pool #MA4602 2.000% 5/01/37	1,343,614	1,203,132
Pool #MA4570 2.000% 3/01/42	204,787	174,779
Pool #MA4586 2.000% 4/01/42	949,790	810,614
Pool #FS5191 2.000% 8/01/42	53,082	45,304
Pool #FS2763 2.000% 8/01/42	45,688	38,993
Pool #CA6587 2.000% 8/01/50	108,910	90,058
Pool #MA4158 2.000% 10/01/50	259,333	213,309
Pool #MA4208 2.000% 12/01/50	2,316,999	1,905,799
Pool #MA4237 2.000% 1/01/51	941,274	773,343
Pool #MA4255 2.000% 2/01/51	1,626,076	1,335,970
Pool #MA4281 2.000% 3/01/51	1,766,825	1,451,609
Pool #MA4305 2.000% 4/01/51	1,641,855	1,347,395
Pool #MA4325 2.000% 5/01/51	3,252,350	2,669,055
Pool #CB2357 2.000% 12/01/51	1,136,591	932,748
Pool #CB2766 2.000% 2/01/52	346,399	284,274
Pool #CB2848 2.000% 2/01/52	562,889	461,937
Pool #FS0733 2.000% 2/01/52	501,190	414,123

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4547 2.000% 2/01/52	$1,264,677	$1,033,910
Pool #FS1618 2.000% 3/01/52	256,106	211,535
Pool #MA4562 2.000% 3/01/52	3,128,671	2,558,758
Pool #MA4577 2.000% 4/01/52	603,848	493,852
Pool #FS1571 2.000% 4/01/52	24,691	20,193
Pool #MA4622 2.000% 6/01/52	675,161	551,964
Pool #BM3859 2.500% 8/01/31	79,894	75,401
Pool #BC9043 2.500% 11/01/31	233,921	220,565
Pool #BM1890 2.500% 1/01/32	55,305	52,325
Pool #FS4477 2.500% 5/01/37	1,473,288	1,362,846
Pool #MA4628 2.500% 6/01/37	465,585	429,083
Pool #MA4665 2.500% 7/01/37	385,029	354,843
Pool #CB4726 2.500% 9/01/37	121,839	112,363
Pool #FS4054 2.500% 2/01/38	46,877	43,202
Pool #CA7026 2.500% 9/01/50	1,311,974	1,139,918
Pool #CB0414 2.500% 5/01/51	81,805	70,003
Pool #MA4326 2.500% 5/01/51	870,306	744,749
Pool #MA4356 2.500% 6/01/51	822,660	703,976
Pool #BT1265 2.500% 6/01/51	317,268	270,208
Pool #BT0163 2.500% 6/01/51	47,666	41,310
Pool #MA4379 2.500% 7/01/51	127,171	108,705
Pool #CB1280 2.500% 8/01/51	62,067	52,996
Pool #CB1331 2.500% 8/01/51	695,625	593,964
Pool #CB1783 2.500% 10/01/51	1,408,822	1,208,655
Pool #CB1866 2.500% 10/01/51	1,073,565	921,032
Pool #MA4512 2.500% 1/01/52	29,486	25,117
Pool #CB2635 2.500% 1/01/52	1,172,531	999,158
Pool #CB2538 2.500% 1/01/52	1,019,935	876,775
Pool #CB2638 2.500% 1/01/52	1,198,653	1,024,789
Pool #CB2804 2.500% 2/01/52	701,304	602,429
Pool #FS4283 2.500% 3/01/52	57,492	49,090
Pool #FS2573 2.500% 3/01/52	80,492	69,533
Pool #MA4578 2.500% 4/01/52	1,975,367	1,682,668
Pool #FS2477 2.500% 5/01/52	868,290	745,194
Pool #AS7056 3.000% 4/01/31	176,741	169,567
Pool #BM5111 3.000% 11/01/33	85,316	81,755
Pool #CA4885 3.000% 12/01/34	318,266	303,488
Pool #BO7256 3.000% 1/01/35	164,506	156,302
Pool #FM2547 3.000% 2/01/35	99,644	95,018
Pool #FM8540 3.000% 11/01/35	175,788	168,248
Pool #AL9412 3.000% 11/01/36	192,281	182,139
Pool #CA5597 3.000% 4/01/40	782,415	728,186
Pool #MA4632 3.000% 6/01/42	28,825	26,242
Pool #MA4695 3.000% 7/01/42	169,244	154,076
Pool #BM4221 3.000% 1/01/43	114,314	105,094
Pool #BM5468 3.000% 2/01/43	172,856	158,933
Pool #AB9248 3.000% 5/01/43	42,522	39,130
Pool #AU1629 3.000% 7/01/43	12,567	11,543
Pool #AS0406 3.000% 9/01/43	70,730	64,882
Pool #BM5469 3.000% 3/01/44	319,491	293,580
Pool #BM3380 3.000% 6/01/46	287,647	263,036
Pool #MA2670 3.000% 7/01/46	100,916	91,367
Pool #BD8462 3.000% 11/01/46	1,107,613	1,004,539
Pool #AS8295 3.000% 11/01/46	250,672	228,206
Pool #MA2806 3.000% 11/01/46	191,419	173,306
Pool #BM1418 3.000% 4/01/47	1,258,585	1,141,461
Pool #FM1000 3.000% 4/01/47	159,731	144,617
Pool #MA2956 3.000% 4/01/47	125,742	113,765

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM4744 3.000% 6/01/47	$109,671	$99,842
Pool #FM1572 3.000% 9/01/48	227,064	205,579
Pool #FM5499 3.000% 2/01/49	149,123	135,012
Pool #FM1445 3.000% 8/01/49	107,498	97,360
Pool #CA4108 3.000% 9/01/49	691,240	624,753
Pool #FM2870 3.000% 3/01/50	194,420	174,838
Pool #CA5540 3.000% 4/01/50	12,896	11,569
Pool #CA6314 3.000% 7/01/50	181,511	161,302
Pool #BQ1348 3.000% 8/01/50	119,473	106,768
Pool #CA6738 3.000% 8/01/50	209,675	187,378
Pool #BQ5052 3.000% 9/01/50	6,719	6,007
Pool #FM7072 3.000% 4/01/51	623,735	559,160
Pool #FS3569 3.000% 2/01/52	384,588	342,008
Pool #FS0957 3.000% 3/01/52	39,981	35,486
Pool #FS1538 3.000% 4/01/52	1,558,528	1,386,217
Pool #FM3462 3.500% 12/01/33	266,635	258,609
Pool #AS4449 3.500% 2/01/35	88,188	84,642
Pool #FM3340 3.500% 5/01/35	7,635	7,410
Pool #FM8137 3.500% 9/01/35	81,262	78,968
Pool #MA1283 3.500% 12/01/42	37,129	34,859
Pool #MA1373 3.500% 3/01/43	56,254	52,786
Pool #MA1437 3.500% 5/01/43	52,102	48,859
Pool #MA1546 3.500% 8/01/43	126,983	119,061
Pool #AL6167 3.500% 1/01/44	505,721	474,517
Pool #AS5182 3.500% 6/01/45	331,927	310,801
Pool #BC1747 3.500% 1/01/46	838,223	784,347
Pool #BM5785 3.500% 9/01/46	86,436	80,935
Pool #FS1400 3.500% 7/01/47	22,371	21,181
Pool #BM4582 3.500% 8/01/47	97,075	91,199
Pool #BM3122 3.500% 10/01/47	993,665	931,040
Pool #CA0858 3.500% 12/01/47	44,007	41,054
Pool #MA3210 3.500% 12/01/47	31,053	28,970
Pool #MA3238 3.500% 1/01/48	190,464	177,626
Pool #BH9277 3.500% 2/01/48	337,528	314,779
Pool #FM1001 3.500% 11/01/48	40,496	37,779
Pool #FM8196 3.500% 12/01/48	673,253	628,297
Pool #FM3972 3.500% 7/01/50	232,627	214,622
Pool #FM8086 3.500% 7/01/51	109,768	100,938
Pool #MA4514 3.500% 1/01/52	466,278	428,329
Pool #BV3533 3.500% 2/01/52	37,908	34,835
Pool #FS1694 4.000% 7/01/35	109,953	109,178
Pool #FS1883 4.000% 6/01/37	124,144	121,950
Pool #BF0198 4.000% 11/01/40	90,583	86,969
Pool #MA0639 4.000% 2/01/41	292,684	283,524
Pool #BM3385 4.000% 6/01/45	480,546	463,018
Pool #FS1042 4.000% 9/01/45	475,250	460,135
Pool #FM2673 4.000% 10/01/45	721,416	698,127
Pool #AL8387 4.000% 3/01/46	518,039	499,143
Pool #FS2119 4.000% 3/01/46	84,098	81,416
Pool #MA3088 4.000% 8/01/47	27,945	26,891
Pool #MA3121 4.000% 9/01/47	257,340	247,632
Pool #MA3467 4.000% 9/01/48	3,577	3,439
Pool #BM5527 4.000% 10/01/48	88,425	85,144
Pool #BM5147 4.000% 10/01/48	21,877	21,188
Pool #FM3664 4.000% 3/01/49	339,262	326,146
Pool #CA3503 4.000% 5/01/49	46,087	44,248
Pool #CA4571 4.000% 11/01/49	73,652	70,620
Pool #CA4823 4.000% 12/01/49	95,880	91,934

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1792 4.000% 5/01/52	$202,506	$192,209
Pool #CB4379 4.000% 8/01/52	203,663	192,654
Pool #MA4700 4.000% 8/01/52	55,655	52,699
Pool #MA4732 4.000% 9/01/52	262,818	248,858
Pool #FS5635 4.000% 11/01/52	687,948	651,192
Pool #AL0065 4.500% 4/01/41	169,802	169,517
Pool #AI1888 4.500% 5/01/41	185,807	185,488
Pool #AL0160 4.500% 5/01/41	243,665	243,267
Pool #AL6536 4.500% 3/01/45	258,119	257,666
Pool #BM4185 4.500% 9/01/46	135,929	135,520
Pool #FM2899 4.500% 11/01/46	311,181	310,686
Pool #FM5708 4.500% 5/01/47	153,912	153,646
Pool #BM3148 4.500% 11/01/47	127,633	126,731
Pool #BM4343 4.500% 5/01/48	126,658	125,763
Pool #CA2207 4.500% 8/01/48	27,492	27,117
Pool #CA5186 4.500% 1/01/50	24,664	24,220
Pool #CA5696 4.500% 5/01/50	64,207	62,480
Pool #FS4297 4.500% 2/01/51	217,048	214,022
Pool #MA4656 4.500% 7/01/52	76,103	73,901
Pool #MA4701 4.500% 8/01/52	564,605	548,087
Pool #MA4805 4.500% 11/01/52	201,429	195,457
Pool #FS5865 4.500% 1/01/53	1,374,774	1,334,017
Pool #AD6438 5.000% 6/01/40	42,503	43,348
Pool #FM8543 5.000% 11/01/44	179,792	183,392
Pool #AL9893 5.000% 2/01/45	234,868	239,720
Pool #FM4212 5.000% 12/01/47	360,416	366,104
Pool #FS1510 5.000% 10/01/48	273,393	278,616
Pool #FS2620 5.000% 8/01/52	43,994	43,666
Pool #BW7752 5.000% 10/01/52	98,405	97,547
Pool #BY4131 5.000% 7/01/53	154,256	152,670
Pool #CB7095 5.000% 9/01/53	318,842	315,864
Pool #BM3279 5.500% 5/01/44	552,122	567,430
Pool #MA4941 5.500% 3/01/53	255,557	257,011
Pool #CB7333 5.500% 10/01/53	317,842	319,750
Pool #BM4971 6.000% 7/01/41	163,887	170,835
Pool #MA4876 6.000% 12/01/52	595,571	605,396
Pool #FS3820 6.000% 1/01/53	728,625	751,346
Pool #CB5702 6.000% 2/01/53	789,655	814,279
Pool #CB7120 6.000% 9/01/53	256,389	261,020
Pool #FS6347 6.500% 11/01/53 (i)	699,250	718,879
Government National Mortgage Association
Pool #AA5821 3.000% 11/15/42	36,534	33,573
Government National Mortgage Association II
Pool #MA7736 1.500% 12/20/36	64,228	55,923
Pool #MA7796 1.500% 1/20/37	83,539	72,738
Pool #MA7851 1.500% 2/20/37	162,030	141,081
Pool #MA8015 1.500% 5/20/37	141,190	122,670
Pool #MA7254 2.000% 3/20/51	485,902	411,368
Pool #MA7471 2.000% 7/20/51	1,742,856	1,474,696
Pool #MA7533 2.000% 8/20/51	2,734,833	2,314,046
Pool #MA7826 2.000% 1/20/52	194,654	164,704
Pool #MA7935 2.000% 3/20/52	1,254,120	1,061,158
Pool #MA6819 2.500% 8/20/50	294,496	259,117
Pool #MA7589 2.500% 9/20/51	357,620	313,066
Pool #MA7649 2.500% 10/20/51	2,293,570	2,007,646
Pool #MA7705 2.500% 11/20/51	578,518	506,398
Pool #MA7767 2.500% 12/20/51	1,228,777	1,075,594
Pool #MA7936 2.500% 3/20/52	1,361,143	1,191,458

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA2600 3.000% 2/20/45	$71,326	$65,952
Pool #MA2891 3.000% 6/20/45	579,839	536,147
Pool #MA3662 3.000% 5/20/46	92,549	85,286
Pool #MA3802 3.000% 7/20/46	44,071	40,516
Pool #MA3873 3.000% 8/20/46	256,575	235,878
Pool #MA4003 3.000% 10/20/46	437,978	402,649
Pool #MA4195 3.000% 1/20/47	311,486	286,165
Pool #MA6144 3.000% 9/20/49	12,162	10,801
Pool #MA6209 3.000% 10/20/49	76,667	67,704
Pool #MA6399 3.000% 1/20/50	38,764	34,232
Pool #MA6531 3.000% 3/20/50	127,856	112,908
Pool #MA6589 3.000% 4/20/50	56,621	50,001
Pool #MA6757 3.000% 7/20/50	100,896	89,100
Pool #MA7473 3.000% 7/20/51	950,864	862,649
Pool #MA7650 3.000% 10/20/51	1,276,976	1,157,308
Pool #MA8098 3.000% 6/20/52	965,663	874,792
Pool #MA0318 3.500% 8/20/42	145,039	138,018
Pool #MA0852 3.500% 3/20/43	103,257	98,176
Pool #783802 3.500% 4/20/43	15,791	14,943
Pool #MA1012 3.500% 5/20/43	308,821	293,591
Pool #MA1090 3.500% 6/20/43	122,052	116,007
Pool #785587 3.500% 12/20/44	208,106	197,677
Pool #AL1773 3.500% 1/20/45	153,532	144,728
Pool #MA3173 3.500% 10/20/45	199,483	188,854
Pool #MA3310 3.500% 12/20/45	65,802	62,255
Pool #MA3597 3.500% 4/20/46	96,660	91,419
Pool #MA3663 3.500% 5/20/46	75,258	71,107
Pool #MA3736 3.500% 6/20/46	202,562	191,389
Pool #MA3803 3.500% 7/20/46	14,590	13,767
Pool #MA3937 3.500% 9/20/46	96,820	91,359
Pool #786092 3.500% 1/20/47	135,837	128,600
Pool #MA4382 3.500% 4/20/47	17,525	16,531
Pool #MA4586 3.500% 7/20/47	33,184	31,291
Pool #784346 3.500% 7/20/47	22,555	21,149
Pool #MA4719 3.500% 9/20/47	11,627	10,964
Pool #BC1919 3.500% 9/20/47	44,899	41,988
Pool #MA4900 3.500% 12/20/47	159,143	149,967
Pool #784793 3.500% 12/20/47	5,932	5,562
Pool #785087 3.500% 2/20/48	530,404	500,485
Pool #784472 3.500% 2/20/48	265,885	248,643
Pool #785327 3.500% 10/20/49	60,571	56,904
Pool #MA8149 3.500% 7/20/52	188,909	175,936
Pool #MA3245 4.000% 11/20/45	141,908	138,190
Pool #MA4511 4.000% 6/20/47	86,786	84,268
Pool #MA4720 4.000% 9/20/47	306,375	297,486
Pool #MA4838 4.000% 11/20/47	76,428	74,210
Pool #MA6934 4.000% 10/20/50	734,061	704,563
Pool #MA8346 4.000% 10/20/52	1,551,525	1,481,178
Pool #005234 4.500% 11/20/41	122,313	122,045
Pool #MA2894 4.500% 6/20/45	132,356	132,045
Pool #MA2963 4.500% 7/20/45	49,410	49,294
Pool #MA3312 4.500% 12/20/45	2,396	2,391
Pool #MA4588 4.500% 7/20/47	230,250	229,133
Pool #MA4654 4.500% 8/20/47	36,123	35,948
Pool #MA5079 4.500% 3/20/48	54,199	53,817
Pool #MA5265 4.500% 6/20/48	188	186
Pool #MA5399 4.500% 8/20/48	45,976	45,351
Pool #MA5711 4.500% 1/20/49	74,269	73,190

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #786255 4.500% 9/20/49	$66,043	$65,268
Pool #MA8347 4.500% 10/20/52	1,219,655	1,191,253
Pool #MA8799 4.500% 4/20/53	279,048	272,353
Pool #MA4781 5.000% 10/20/47	247,986	251,972
Pool #MA5194 5.000% 5/20/48	50,810	51,182
Pool #BF2644 5.000% 5/20/48	4,562	4,588
Pool #MA5266 5.000% 6/20/48	356,585	358,528
Pool #BF2878 5.000% 6/20/48	15,421	15,510
Pool #MA5988 5.000% 6/20/49	150,976	151,563
Pool #MA6042 5.000% 7/20/49	203,822	204,933
Pool #MA5081 5.500% 3/20/48	38,652	39,948
Pool #MA5140 5.500% 4/20/48	29,744	30,742
Pool #MA5195 5.500% 5/20/48	89,825	92,753
Pool #MA5469 5.500% 9/20/48	352	363
Pool #MA5531 5.500% 10/20/48	8,167	8,357
Pool #MA5598 5.500% 11/20/48	40,431	41,471
Pool #MA5654 5.500% 12/20/48	108,855	111,383
Pool #MA5713 5.500% 1/20/49	27,907	28,407
Pool #MA5820 5.500% 3/20/49	29,921	30,691
Government National Mortgage Association II, TBA
5.000% 1/20/54 (i)	870,000	864,717
5.500% 1/20/54 (i)	2,485,000	2,500,416
6.000% 1/20/54 (i)	1,000,000	1,016,353
6.500% 1/20/54 (i)	560,000	573,142
Uniform Mortgage-Backed Security, TBA
3.500% 1/01/54 (i)	955,000	876,660
5.000% 1/01/54 (i)	1,380,000	1,366,199
5.500% 1/01/54 (i)	610,000	613,003
6.000% 1/01/54 (i)	495,000	502,889
6.500% 1/01/54 (i)	490,000	502,020
		123,750,475
Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3, Class A1, 30 day USD SOFR Average + 1.850% 7.187% FRN 11/25/43 (b)	198,438	199,554
Series 2021-DNA2, Class M2, 30 day USD SOFR Average + 2.300% 7.637% FRN 8/25/33 (b)	229,020	232,296
Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 1M2B, 30 day USD SOFR Average + 2.764%
8.102% FRN 2/25/30	206,051	208,542
		640,392

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $130,326,881)		124,649,859

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bonds & Notes — 24.8%
U.S. Treasury Bonds
3.000% 8/15/52	8,900,000	7,294,066
3.375% 8/15/42	11,400,000	10,183,509
3.625% 2/15/53	7,890,000	7,303,181
3.625% 5/15/53	559,400	518,494
3.875% 2/15/43	3,020,000	2,885,230
4.000% 11/15/42	8,030,000	7,818,725
4.000% 11/15/52	5,015,000	4,959,365

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes
1.375% 7/15/33	$9,294,088	$9,009,855
U.S. Treasury Notes
0.625% 12/31/27	12,950,000	11,386,895
0.625% 8/15/30	15,620,000	12,671,870
1.500% 1/31/27	22,645,000	21,025,590
2.250% 1/31/24	10,880,000	10,850,675
3.125% 8/31/27	2,660,000	2,585,603
3.875% 11/30/27	1,100,000	1,097,766
3.875% 11/30/29	3,420,000	3,415,191
4.125% 6/15/26	5,160,000	5,159,971
4.125% 9/30/27	5,655,000	5,692,553
4.125% 10/31/27	1,400,000	1,408,969
4.125% 8/31/30	3,725,000	3,773,309
4.625% 9/15/26	13,038,400	13,220,343
4.625% 10/15/26 (j)	12,135,000	12,316,642
		154,577,802

TOTAL U.S. TREASURY OBLIGATIONS (Cost $155,647,549)		154,577,802

TOTAL BONDS & NOTES (Cost $598,406,844)		581,713,542

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $10,523)		23,527

TOTAL LONG-TERM INVESTMENTS (Cost $598,417,367)		581,737,069

	Number of Shares
SHORT-TERM INVESTMENTS — 8.2%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	2,575,510	2,575,510
Mutual Fund — 4.5%
T. Rowe Price Government Reserve Investment Fund	28,235,408	28,235,408

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (l)	$1,443,258	1,443,258
Sovereign Debt Obligations — 0.8%
Japan Treasury Discount Bills, 0.000%, due 3/25/24 JPY (c)	619,100,000	4,392,478
Sri Lanka Treasury Bills, 0.000%, due 4/05/24 LKR (c)	60,000,000	178,640
U.S. Treasury Bill — 2.3%
U.S. Treasury Bills
5.340% 2/29/24 (m)	3,640,000	3,609,079
5.356% 1/16/24 (m)	4,638,000	4,628,510
5.377% 1/16/24 (m)	6,121,000	6,108,476
		14,346,065

TOTAL SHORT-TERM INVESTMENTS (Cost $51,126,094)		51,171,359

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.6% (Cost $649,543,461) (n)	$632,908,428

Other Assets/(Liabilities) — (1.6)%	(9,804,013)

NET ASSETS — 100.0%	$623,104,415

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $131,675,383 or 21.13% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $3,013,068 or 0.48% of net assets. The Fund received $503,252 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2023, these securities amounted to a value of $551,613 or 0.09% of net assets.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $1,443,514. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,472,137.
(m)	The rate shown represents yield-to-maturity.
(n)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put CAD Call	Bank of America N.A.	2/02/24	1.34	1,530,000	USD	1,530,000	$23,527	$10,523	$13,004

Interest Rate Swaptions Written
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5-Year Interest Rate Swap, 2/01/29	Citibank N.A.	1/30/24	6-Month EURIBOR	Semi-Annually	2.88%##	Annually	EUR	7,000,000	$(5,539)	$(48,765)	$43,226

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/12/24	USD	1,121,936	RON	5,292,734	$(52,575)
Bank of America N.A.	1/12/24	USD	77,793	HUF	27,575,244	(1,593)
Bank of America N.A.	1/12/24	RON	2,904,072	USD	630,448	13,995
Bank of America N.A.	1/12/24	MXN	35,429,993	USD	2,035,298	48,233
Bank of America N.A.	1/17/24	TWD	2,385,000	USD	76,473	1,370
Bank of America N.A.	1/19/24	USD	729,678	CAD	1,005,000	(28,972)
Bank of America N.A.	1/19/24	NZD	1,850,000	USD	1,110,757	58,776
Bank of America N.A.	1/19/24	JPY	490,040,000	USD	3,306,151	176,961
Bank of America N.A.	1/19/24	CAD	6,015,000	USD	4,436,616	103,963
Bank of America N.A.	1/19/24	USD	907,320	AUD	1,334,000	(2,203)
Bank of America N.A.	2/23/24	USD	2,879,934	EUR	2,626,000	(24,862)
Bank of America N.A.	3/08/24	USD	1,456,155	MYR	6,734,718	(15,807)
Barclays Bank PLC	1/10/24	TRY	6,887,000	USD	227,549	4,576
Barclays Bank PLC	1/12/24	RON	1,136,909	USD	248,314	3,977
Barclays Bank PLC	1/17/24	TWD	21,348,574	USD	687,223	9,563
Barclays Bank PLC	1/17/24	USD	389,841	IDR	6,087,947,897	(5,505)
Barclays Bank PLC	1/17/24	KRW	1,563,641,000	USD	1,180,311	34,801
Barclays Bank PLC	1/18/24	ILS	4,274,898	USD	1,127,954	53,063
Barclays Bank PLC	1/19/24	JPY	98,155,000	USD	669,973	27,695
Barclays Bank PLC	2/23/24	EUR	818,062	USD	893,384	11,528
Barclays Bank PLC	2/23/24	USD	4,852,000	GBP	3,890,124	(107,879)
Barclays Bank PLC	3/15/24	USD	2,010,614	CNH	14,303,768	(6,714)
Barclays Bank PLC	4/03/24	USD	694,150	TWD	21,348,574	(9,020)
BNP Paribas SA	1/12/24	USD	584,409	ZAR	11,454,250	(41,299)
BNP Paribas SA	1/12/24	RON	283,813	USD	60,117	2,864
BNP Paribas SA	1/12/24	CZK	19,283,637	USD	836,022	26,020
BNP Paribas SA	1/17/24	USD	629,296	PEN	2,409,188	(21,678)
BNP Paribas SA	1/19/24	USD	6,767,920	JPY	996,036,341	(311,718)
BNP Paribas SA	1/19/24	NZD	189,000	USD	110,009	9,473
BNP Paribas SA	1/19/24	AUD	252,680	USD	163,209	9,068
BNP Paribas SA	1/19/24	USD	879,879	CAD	1,166,000	(306)
BNP Paribas SA	2/23/24	EUR	487,024	USD	532,220	6,510
BNP Paribas SA	2/23/24	USD	1,665,503	EUR	1,504,000	1,827
Citibank N.A.	1/10/24	TRY	6,833,000	USD	228,907	1,397
Citibank N.A.	1/12/24	RON	1,678,823	USD	371,887	660
Citibank N.A.	1/12/24	USD	739,602	RON	3,391,000	(12,895)
Citibank N.A.	1/12/24	USD	409,467	CZK	9,143,000	745
Citibank N.A.	1/17/24	USD	1,120,878	KRW	1,486,195,000	(34,050)
Citibank N.A.	1/17/24	USD	840,472	TWD	26,963,192	(39,566)
Citibank N.A.	1/18/24	USD	2,031,958	ILS	8,126,818	(213,220)
Citibank N.A.	1/18/24	ILS	2,060,889	USD	510,778	58,579
Citibank N.A.	1/19/24	USD	2,008,766	AUD	3,153,144	(141,053)
Citibank N.A.	1/19/24	USD	4,825,890	CAD	6,578,843	(140,321)
Citibank N.A.	1/19/24	AUD	3,475,000	USD	2,223,479	145,782
Citibank N.A.	1/19/24	USD	1,307,357	NZD	2,199,372	(83,042)
Citibank N.A.	1/19/24	USD	1,946,314	JPY	283,079,237	(65,759)
Citibank N.A.	1/19/24	JPY	26,610,000	USD	188,432	707
Citibank N.A.	2/16/24	PLN	1,618,000	USD	402,723	8,255
Citibank N.A.	2/23/24	EUR	430,896	USD	468,090	8,553
Citibank N.A.	3/15/24	USD	3,243,868	SGD	4,320,820	(40,915)
Deutsche Bank AG	1/12/24	RON	994,566	USD	215,227	5,477
Deutsche Bank AG	1/12/24	USD	206,156	HUF	73,459,388	(5,324)
Deutsche Bank AG	1/17/24	USD	617,819	IDR	9,666,401,967	(9,908)
Deutsche Bank AG	1/17/24	USD	1,108,572	KRW	1,481,995,000	(43,092)
Deutsche Bank AG	1/17/24	KRW	2,968,190,000	USD	2,279,243	27,350
Deutsche Bank AG	1/19/24	USD	2,191,509	AUD	3,475,000	(177,752)
Deutsche Bank AG	1/19/24	JPY	517,229,552	USD	3,493,081	183,289
Deutsche Bank AG	2/23/24	EUR	111,103	USD	121,745	1,154
Deutsche Bank AG	2/23/24	USD	345,919	EUR	317,215	(4,973)
Deutsche Bank AG	3/08/24	USD	811,293	MYR	3,773,000	(13,346)
Goldman Sachs International	1/12/24	USD	280,656	HUF	98,227,982	(2,130)
Goldman Sachs International	1/12/24	CZK	8,486,000	USD	369,065	10,286
Goldman Sachs International	1/12/24	MXN	1,504,076	USD	85,961	2,489
Goldman Sachs International	1/17/24	TWD	26,336,426	USD	846,994	12,588
Goldman Sachs International	1/17/24	KRW	1,013,407,000	USD	777,591	9,932
Goldman Sachs International	1/17/24	USD	360,271	IDR	5,602,051,899	(3,521)
Goldman Sachs International	1/17/24	USD	720,919	TWD	23,106,808	(33,253)
Goldman Sachs International	1/17/24	IDR	5,319,176,000	USD	338,931	6,492
Goldman Sachs International	1/17/24	USD	820,386	KRW	1,063,534,000	(6,091)
Goldman Sachs International	1/19/24	USD	1,446,880	JPY	213,751,955	(72,428)
Goldman Sachs International	3/04/24	BRL	1,557,000	USD	317,908	689
Goldman Sachs International	3/04/24	USD	1,436,443	BRL	7,080,516	(12,389)
Goldman Sachs International	3/08/24	USD	229,395	COP	968,367,426	(17,287)
Goldman Sachs International	4/03/24	USD	855,445	TWD	26,336,426	(12,012)
HSBC Bank USA	1/17/24	USD	232,852	IDR	3,603,383,135	(1,149)
HSBC Bank USA	1/17/24	USD	526,359	INR	43,924,643	(1,257)
HSBC Bank USA	1/19/24	USD	718,935	CAD	990,000	(28,393)
HSBC Bank USA	2/16/24	PLN	3,209,000	USD	800,978	14,119
HSBC Bank USA	2/23/24	EUR	76,346	USD	83,392	1,059
HSBC Bank USA	3/08/24	THB	29,202,713	USD	835,408	24,984
HSBC Bank USA	3/08/24	USD	1,625,968	MYR	7,548,884	(23,941)
HSBC Bank USA	3/15/24	USD	4,614,995	CNH	32,773,311	(7,179)
JP Morgan Chase Bank N.A.	1/12/24	USD	800,199	MXN	14,647,483	(61,175)
JP Morgan Chase Bank N.A.	1/12/24	ZAR	11,454,250	USD	597,300	28,408
JP Morgan Chase Bank N.A.	1/17/24	USD	744,767	IDR	11,718,912,852	(16,248)
JP Morgan Chase Bank N.A.	1/17/24	IDR	13,594,591,000	USD	863,971	18,849
JP Morgan Chase Bank N.A.	1/19/24	USD	112,916	CAD	153,000	(2,580)
JP Morgan Chase Bank N.A.	1/19/24	USD	3,767,590	JPY	550,703,045	(146,703)
JP Morgan Chase Bank N.A.	1/19/24	JPY	646,300,000	USD	4,574,406	19,372
JP Morgan Chase Bank N.A.	1/19/24	USD	58,419	AUD	88,000	(1,580)
JP Morgan Chase Bank N.A.	2/23/24	GBP	236,939	USD	297,166	4,930
JP Morgan Chase Bank N.A.	2/23/24	EUR	500,319	USD	547,963	5,473
JP Morgan Chase Bank N.A.	3/15/24	USD	739,196	CNH	5,260,000	(2,646)
Morgan Stanley & Co. LLC	1/12/24	USD	149,665	HUF	52,687,000	(2,014)
Morgan Stanley & Co. LLC	1/17/24	USD	135,171	IDR	2,116,870,873	(2,297)
Morgan Stanley & Co. LLC	1/17/24	USD	280,338	PEN	1,070,750	(8,984)
Morgan Stanley & Co. LLC	1/17/24	PEN	2,931,000	USD	763,327	28,642
Morgan Stanley & Co. LLC	1/18/24	ILS	149,201	USD	40,244	976
Morgan Stanley & Co. LLC	1/19/24	USD	2,175,464	CAD	3,015,000	(100,487)
Morgan Stanley & Co. LLC	1/19/24	USD	2,457,499	JPY	366,540,526	(147,802)
Morgan Stanley & Co. LLC	1/19/24	USD	130,669	AUD	199,000	(5,010)
Morgan Stanley & Co. LLC	1/19/24	AUD	75,645	USD	47,804	3,771
Morgan Stanley & Co. LLC	1/19/24	JPY	45,212,182	USD	305,634	15,725
Morgan Stanley & Co. LLC	2/09/24	CLP	342,977,000	USD	395,825	(7,439)
Morgan Stanley & Co. LLC	2/23/24	USD	26,749	EUR	24,369	(207)
Morgan Stanley & Co. LLC	2/23/24	USD	4,858,769	GBP	3,905,062	(120,157)
Morgan Stanley & Co. LLC	2/23/24	EUR	329,607	USD	359,672	4,929
Morgan Stanley & Co. LLC	3/04/24	BRL	4,137,489	USD	832,979	13,644
Morgan Stanley & Co. LLC	3/08/24	USD	483,112	COP	1,967,238,861	(18,022)
Royal Bank of Canada	1/12/24	USD	2,206,315	MXN	40,336,952	(165,780)
Royal Bank of Canada	1/19/24	CAD	973,000	USD	706,098	28,397
State Street Bank and Trust	1/12/24	MXN	5,975,000	USD	344,935	6,436
State Street Bank and Trust	1/12/24	HUF	453,030,349	USD	1,216,124	88,090
State Street Bank and Trust	1/19/24	USD	269,361	NOK	2,939,186	(20,048)
State Street Bank and Trust	1/19/24	USD	14,530,533	JPY	2,134,031,564	(637,760)
State Street Bank and Trust	1/19/24	CAD	2,488,178	USD	1,834,540	43,726
State Street Bank and Trust	1/19/24	USD	1,407,761	NZD	2,325,930	(62,646)
State Street Bank and Trust	2/16/24	USD	2,458,744	PLN	10,217,900	(136,639)
State Street Bank and Trust	2/16/24	USD	62,943	MXN	1,074,000	140
State Street Bank and Trust	2/23/24	GBP	1,355,844	USD	1,714,228	14,464
State Street Bank and Trust	2/23/24	USD	313,880	EUR	289,762	(6,645)
State Street Bank and Trust	2/23/24	EUR	108,311	USD	118,996	814
State Street Bank and Trust	2/23/24	USD	61,961	SEK	645,509	(2,168)
State Street Bank and Trust	3/15/24	USD	63,095	SGD	83,000	(4)
State Street Bank and Trust	3/15/24	USD	158,708	CNY	1,123,000	(760)
UBS AG	1/12/24	USD	273,076	CZK	6,343,368	(10,494)
UBS AG	1/12/24	USD	161,290	HUF	56,783,211	(2,181)
UBS AG	1/12/24	HUF	109,884,000	USD	308,706	7,635
UBS AG	1/12/24	RON	1,685,552	USD	373,539	501
UBS AG	1/17/24	USD	227,556	IDR	3,536,617,748	(2,109)
UBS AG	1/17/24	USD	210,308	PEN	803,063	(6,683)
UBS AG	1/18/24	ILS	961,949	USD	238,236	27,520
UBS AG	1/19/24	EUR	717,000	USD	783,044	8,982
UBS AG	1/19/24	CAD	64,942	USD	47,837	1,187
UBS AG	1/19/24	JPY	166,805,000	USD	1,147,268	38,351
UBS AG	2/16/24	USD	502,512	PLN	2,089,093	(28,125)
UBS AG	2/16/24	PLN	4,844,000	USD	1,198,897	31,496
UBS AG	2/23/24	USD	57,012,583	EUR	52,245,012	(779,154)
UBS AG	2/23/24	USD	6,514,419	GBP	5,210,124	(128,450)
UBS AG	2/23/24	USD	3,167,392	SEK	34,106,441	(220,955)
UBS AG	3/08/24	USD	3,840,741	THB	134,516,720	(122,491)
UBS AG	3/08/24	THB	5,737,715	USD	164,175	4,874
UBS AG	3/08/24	USD	931,326	COP	3,869,347,884	(54,351)
UBS AG	3/15/24	USD	2,018,475	CNH	14,361,098	(6,938)
						$(3,337,928)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	3/07/24	36	$4,673,726	$66,724
Euro-Bund	3/07/24	5	737,444	19,976
Australia 3 Year Bond	3/15/24	14	1,009,603	9,830
Canada 10 Year Bond	3/19/24	10	897,113	40,059
Korea 10 Year Bond	3/19/24	51	4,478,212	95,513
U.S. Treasury Ultra 10 Year	3/19/24	116	13,423,563	266,250
U.S. Treasury Note 5 Year	3/28/24	732	78,475,712	1,146,445
				$1,644,797
Short
Euro-Buxl 30 Year Bond	3/07/24	8	$(1,163,643)	$(87,972)
Japanese 10 Year Bond	3/13/24	1	(1,037,088)	(3,408)
Australia 10 Year Bond	3/15/24	11	(851,357)	(23,163)
Korea 3 Year Bond	3/19/24	34	(2,757,869)	(25,173)
U.S. Treasury Long Bond	3/19/24	6	(704,085)	(45,540)
U.S. Treasury Ultra Bond	3/19/24	41	(5,473,434)	(3,910)
UK Long Gilt	3/26/24	3	(365,779)	(26,750)
U.S. Treasury Note 2 Year	3/28/24	172	(35,246,469)	(170,750)
				$(386,666)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Lanxess AG	1.000%	Quarterly	12/20/28	EUR	220,000	$6,551	$9,765	$(3,214)
Bombardier, Inc.	5.000%	Quarterly	6/20/28	USD	390,000	(24,355)	(15,794)	(8,561)
						$(17,804)	$(6,029)	$(11,775)

OTC Credit Default Swaps-Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	4,189,000	$58,883	$111,752	$(52,869)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	4,900,000	68,877	131,103	(62,226)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	2,032,000	28,563	54,372	(25,809)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	677,000	9,516	16,373	(6,857)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	585,000	8,223	14,914	(6,691)
CMBX.NA.AAA Series 16†	0.500%	Monthly	Morgan Stanley & Co. LLC	4/17/65	USD	677,000	11,955	20,139	(8,184)
CMBX.NA.AAA Series 16†	0.500%	Monthly	Morgan Stanley & Co. LLC	4/17/65	USD	585,000	10,330	18,269	(7,939)
							$196,347	$366,922	$(170,575)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	5.000%	Quarterly	12/20/28	BBB-*	EUR	220,000	$42,131	$33,780	$8,351
Republic of Mexico	1.000%	Quarterly	12/20/28	BBB-*	USD	1,861,000	9,534	(19,306)	28,840
CDX.NA.HY Series 41†	5.000%	Quarterly	12/20/28	Not Rated	USD	3,118,500	181,814	3,048	178,766
CDX.NA. IG Series 41†	1.000%	Quarterly	12/20/28	Not Rated	USD	44,340,000	840,198	670,104	170,094
							$1,073,677	$687,626	$386,051

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB+*	12/20/24	USD	151,000	$1,220	$(4,578)	$5,798
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB+*	12/20/24	USD	303,000	2,448	(9,187)	11,635
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB+*	12/20/24	USD	152,000	1,228	(10,490)	11,718
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB+*	12/20/29	USD	225,000	1,692	(11,045)	12,737
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB+*	12/20/29	USD	225,000	1,692	(11,239)	12,931
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB+*	6/20/24	USD	135,000	560	(8,192)	8,752
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB+*	6/20/24	USD	67,500	280	(3,879)	4,159
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB+*	6/20/24	USD	67,500	280	(3,879)	4,159
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB+*	12/20/24	USD	450,000	3,636	(2,504)	6,140
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB+*	6/20/25	USD	150,000	1,635	(9,034)	10,669
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB+*	6/20/25	USD	75,000	818	(4,350)	5,168
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB+*	12/20/25	USD	300,000	4,106	(281)	4,387
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A+*	6/20/24	EUR	100,000	308	1,278	(970)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB+*	12/20/24	USD	134,000	1,083	(993)	2,076
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB+*	6/20/25	USD	94,000	1,025	(4,498)	5,523
								$22,011	$(82,871)	$104,882

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.562%	Quarterly	5/15/28	CNY	1,009,000	$2,101	$—	$2,101
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.579%	Quarterly	5/15/28	CNY	4,373,000	9,554	—	9,554
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.568%	Quarterly	5/16/28	CNY	3,429,000	7,273	—	7,273
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.476%	Quarterly	6/01/28	CNY	20,850,000	30,576	—	30,576
6-Month EURIBOR	Semi-Annually	Fixed (0.144)%	Annually	10/20/25	EUR	690,000	(40,461)	—	(40,461)
6-Month EURIBOR	Semi-Annually	Fixed (0.090)%	Annually	11/04/25	EUR	1,030,000	(60,087)	—	(60,087)
6-Month EURIBOR	Semi-Annually	Fixed 3.366%	Annually	9/21/28	EUR	4,965,000	223,335	—	223,335
6-Month EURIBOR	Semi-Annually	Fixed 3.479%	Annually	10/05/28	EUR	3,580,000	181,695	—	181,695
6-Month EURIBOR	Semi-Annually	Fixed 3.049%	Annually	11/20/28	EUR	25,702,000	781,656	—	781,656
6-Month EURIBOR	Semi-Annually	Fixed 2.678%	Annually	12/14/28	EUR	25,425,000	309,182	—	309,182
6-Month EURIBOR	Semi-Annually	Fixed 2.638%	Annually	12/16/29	EUR	1,275,000	15,856	—	15,856
6-Month EURIBOR	Semi-Annually	Fixed 0.830%	Annually	3/02/32	EUR	800,000	(105,941)	—	(105,941)
6-Month EURIBOR	Semi-Annually	Fixed 1.222%	Annually	4/04/32	EUR	1,350,000	(137,763)	—	(137,763)
6-Month EURIBOR	Semi-Annually	Fixed 1.627%	Annually	4/21/32	EUR	946,000	(65,473)	—	(65,473)
6-Month EURIBOR	Semi-Annually	Fixed 1.640%	Annually	5/02/32	EUR	950,000	(64,925)	—	(64,925)
6-Month EURIBOR	Semi-Annually	Fixed 2.796%	Annually	11/17/32	EUR	82,000	2,318	—	2,318
6-Month EURIBOR	Semi-Annually	Fixed 2.803%	Annually	11/18/32	EUR	140,000	4,037	—	4,037
6-Month EURIBOR	Semi-Annually	Fixed 2.735%	Annually	11/21/32	EUR	131,000	2,998	—	2,998
6-Month EURIBOR	Semi-Annually	Fixed 2.730%	Annually	11/23/32	EUR	2,400,000	53,814	—	53,814
6-Month EURIBOR	Semi-Annually	Fixed 2.717%	Annually	11/24/32	EUR	200,000	4,257	—	4,257
6-Month EURIBOR	Semi-Annually	Fixed 2.683%	Annually	11/30/32	EUR	126,000	2,324	—	2,324
6-Month EURIBOR	Semi-Annually	Fixed 2.698%	Annually	11/30/32	EUR	54,000	1,065	—	1,065
Fixed 2.953%	Annually	6-Month EURIBOR	Semi-Annually	9/21/53	EUR	1,850,000	(265,427)	—	(265,427)
Fixed 2.843%	Annually	6-Month EURIBOR	Semi-Annually	11/20/53	EUR	5,510,000	(654,533)	—	(654,533)
Fixed 2.469%	Annually	6-Month EURIBOR	Semi-Annually	12/14/53	EUR	4,955,000	(157,218)	—	(157,218)
GBP-SONIA-COMPOUND	Annually	Fixed 3.955%	Annually	1/25/25	GBP	5,277,000	(49,333)	—	(49,333)
Fixed 0.418%	Annually	JPY-TONAR	Annually	8/10/28	JPY	1,575,000,000	7,611	—	7,611
28 Day-MXN-TIIE	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(87,897)	—	(87,897)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	13,866	—	13,866
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	1,510	—	1,510
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	2,917	—	2,917
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	4,140	—	4,140
Fixed 5.010%	Annually	6-Month WIBOR	Semi-Annually	6/30/28	PLN	4,150,000	(24,219)	—	(24,219)
Fixed 5.010%	Annually	6-Month WIBOR	Semi-Annually	6/30/28	PLN	4,150,000	(24,219)	—	(24,219)
6-Month WIBOR	Semi-Annually	Fixed 4.685%	Annually	11/17/28	PLN	1,038,000	3,165	—	3,165
6-Month WIBOR	Semi-Annually	Fixed 4.550%	Annually	11/21/28	PLN	1,027,000	1,628	—	1,628
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	57,105	—	57,105
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	27,236	—	27,236
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	38,984	—	38,984
							$52,707	$—	$52,707
*

Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap.

Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.3%

CORPORATE DEBT — 27.0%
Brazil — 1.4%
Braskem Netherlands Finance BV
7.250% 2/13/33 (a)	$200,000	$168,417
8.500% 1/12/31 (a)	200,000	186,000
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	99,577
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	650,000	560,929
5.500% 1/14/32 (a)	200,000	171,735
		1,186,658
Chile — 3.0%
AES Andes SA 5 yr. USD Swap + 4.644%
7.125% VRN 3/26/79 (a)	650,000	624,325
Agrosuper SA
4.600% 1/20/32 (a)	200,000	171,451
Banco Santander Chile
3.177% 10/26/31 (a)	375,000	324,116
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (a) (c)	200,000	184,781
5.150% 1/29/50 (a)	250,000	206,281
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (a)	200,000	178,150
5.125% 2/02/33 (a)	200,000	193,437
Empresa de los Ferrocarriles del Estado
3.068% 8/18/50 (a)	450,000	272,385
Empresa de Transporte de Pasajeros Metro SA
3.693% 9/13/61 (a)	200,000	133,850
4.700% 5/07/50 (a)	200,000	164,966
		2,453,742
China — 0.2%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	176,581
Colombia — 1.1%
Banco Davivienda SA 10 yr. CMT + 5.097%
6.650% VRN (a) (b)	200,000	142,250
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	246,740
Bancolombia SA 5 yr. CMT + 2.944%
4.625% VRN 12/18/29	200,000	185,315
Ecopetrol SA
4.625% 11/02/31	205,000	173,912
6.875% 4/29/30	50,000	49,549

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.875% 1/13/33	$100,000	$108,648
		906,414
Ghana — 0.2%
Kosmos Energy Ltd.
7.125% 4/04/26 (a)	200,000	189,906
India — 0.7%
Greenko Power II Ltd.
4.300% 12/13/28 (a)	234,000	210,658
Reliance Industries Ltd.
2.875% 1/12/32 (a)	400,000	342,634
		553,292
Indonesia — 1.5%
Bank Negara Indonesia Persero Tbk. PT
3.750% 3/30/26 (a)	213,000	202,552
Minejesa Capital BV
5.625% 8/10/37 (a)	500,000	437,500
Pertamina Persero PT
5.625% 5/20/43 (a)	200,000	202,024
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (a)	200,000	154,920
6.150% 5/21/48 (a)	200,000	205,180
		1,202,176
Israel — 1.1%
ICL Group Ltd.
6.375% 5/31/38 (a)	150,000	142,149
ICL Group Ltd.
6.375% 5/31/38 (a)	200,000	189,531
Israel Electric Corp. Ltd.
5.000% 11/12/24 (a)	275,000	270,796
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	330,000	319,275
		921,751
Jamaica — 0.2%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	137,822	120,594
Kazakhstan — 0.5%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	200,000	165,903
6.375% 10/24/48 (a)	230,000	215,924
		381,827
Kuwait — 0.3%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	205,365
Mexico — 6.1%
Banco Mercantil del Norte SA 10 yr. CMT + 7.760%
8.375% VRN (a) (b)	200,000	196,776
BBVA Bancomer SA

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 2.650% 5.125% VRN 1/18/33 (a)	$375,000	$339,741
5 yr. CMT + 4.308% 5.875% VRN 9/13/34 (a) (c)	200,000	188,386
5 yr. CMT + 4.661% 8.450% VRN 6/29/38 (a)	425,000	453,080
Cemex SAB de CV
5.450% 11/19/29 (a) (c)	200,000	197,217
Cometa Energia SA de CV
6.375% 4/24/35 (a)	160,400	155,606
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	161,228
Infraestructura Energetica Nova SAPI de CV
4.875% 1/14/48 (a)	300,000	235,890
Petroleos Mexicanos
4.500% 1/23/26	500,000	467,816
5.950% 1/28/31	175,000	139,737
6.500% 3/13/27	850,000	792,311
6.500% 6/02/41	1,210,000	825,118
6.840% 1/23/30	55,000	47,677
8.750% 6/02/29	655,000	636,785
10.000% 2/07/33 (c)	260,000	261,054
		5,098,422
Oman — 0.6%
Lamar Funding Ltd.
3.958% 5/07/25 (a)	500,000	486,455
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA
4.000% 8/11/41 (a)	200,000	150,140
Banco General SA 10 yr. CMT + 3.665%
5.250% VRN (a) (b)	200,000	171,000
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	229,183
		550,323
Paraguay — 0.2%
Telefonica Celular del Paraguay SA
5.875% 4/15/27 (a)	200,000	194,840
Peru — 0.3%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	189,132
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	88,848	87,712
		276,844
Philippines — 0.9%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	297,589
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	200,000	194,003
Manila Water Co., Inc.
4.375% 7/30/30 (a)	300,000	270,891
		762,483
Qatar — 0.7%
QatarEnergy

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.250% 7/12/31 (a)	$300,000	$255,087
3.125% 7/12/41 (a)	450,000	345,387
		600,474
Republic of Korea — 0.3%
POSCO
5.750% 1/17/28 (a) (c)	200,000	205,252
Romania — 0.4%
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580%
8.875% VRN 4/27/27 EUR (a) (d)	280,000	324,969
Saudi Arabia — 1.6%
Gaci First Investment Co.
5.125% 2/14/53 (a)	450,000	407,147
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	200,000	189,194
4.250% 4/16/39 (a)	800,000	714,842
		1,311,183
Slovenia — 0.4%
Nova Kreditna Banka Maribor DD 3 mo. EURIBOR + 3.496%
7.375% VRN 6/29/26 EUR (a) (d)	300,000	341,452
South Africa — 0.2%
Transnet SOC Ltd.
8.250% 2/06/28 (a) (c)	200,000	201,260
Tanzania, United Republic Of — 0.2%
HTA Group Ltd.
7.000% 12/18/25 (a)	200,000	196,374
Thailand — 0.7%
Bangkok Bank PCL 5 yr. CMT + 2.150%
3.466% VRN 9/23/36 (a)	200,000	167,757
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	425,000	285,863
3.500% 10/17/49 (a)	200,000	134,523
		588,143
United Arab Emirates — 0.8%
DP World Crescent Ltd.
3.875% 7/18/29 (a)	300,000	283,905
Emirates NBD Bank PJSC 6 yr. CMT + 3.656%
6.125% VRN (a) (b)	200,000	198,536
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	200,000	199,000
		681,441
United States — 0.9%
Hyundai Capital America
5.600% 3/30/28 (a)	175,000	177,590
International Bank for Reconstruction & Development
0.000% 3/31/27	275,000	253,590

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	$400,000	$348,454
		779,634
Venezuela — 1.8%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (e)	900,000	95,850
6.000% 5/16/24 (a) (e)	2,400,000	263,947
6.000% 11/15/26 (a) (e)	1,750,000	196,875
8.500% 10/27/20 (a) (e)	250,000	200,000
9.000% 11/17/21 (a) (e)	4,990,000	561,375
9.750% 5/17/35 (a) (e)	150,000	18,750
12.750% 2/17/22 (a) (e)	1,500,000	195,000
		1,531,797

TOTAL CORPORATE DEBT (Cost $25,869,694)		22,429,652

SOVEREIGN DEBT OBLIGATIONS — 68.3%
Albania — 1.9%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (d)	190,000	202,300
3.500% 11/23/31 EUR (a) (d)	600,000	578,925
3.500% 11/23/31 EUR (a) (d)	590,000	569,276
5.900% 6/09/28 EUR (a) (d)	130,000	146,384
5.900% 6/09/28 EUR (a) (d)	100,000	112,603
		1,609,488
Angola — 2.9%
Angolan Government International Bond
8.000% 11/26/29 (a)	800,000	709,520
8.250% 5/09/28 (a)	1,125,000	1,034,865
9.125% 11/26/49 (a)	300,000	244,500
9.500% 11/12/25 (a)	400,000	392,000
		2,380,885
Argentina — 1.2%
Argentina Government International Bond,
4.250% STEP 1/09/38	1,327,891	523,751
Argentine Republic Government International Bond
1.000% 12/15/35	845,000	23,660
3.625% STEP 7/09/35	1,224,923	418,085
		965,496
Bahamas — 0.7%
Bahamas Government International Bond
6.000% 11/21/28 (a)	675,000	594,000
Bahrain — 2.3%
Bahrain Government International Bond
5.625% 5/18/34 (a)	700,000	632,855
6.750% 9/20/29 (a)	350,000	355,250
7.000% 10/12/28 (a)	675,000	702,000

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.500% 9/20/47 (a)	$200,000	$188,058
		1,878,163
Barbados — 0.1%
Barbados Government International Bond
6.500% 10/01/29 (a)	75,000	70,594
Bermuda — 0.5%
Bermuda Government International Bond
5.000% 7/15/32 (a)	400,000	396,800
Brazil — 1.6%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/29 BRL (d) (e)	650,000	126,917
10.000% 1/01/31 BRL (d) (e)	4,294,000	829,642
Brazilian Government International Bond
5.000% 1/27/45	240,000	195,711
6.250% 3/18/31	200,000	207,396
		1,359,666
Bulgaria — 0.5%
Bulgaria Government International Bond
4.500% 1/27/33 EUR (a) (d)	310,000	358,908
4.875% 5/13/36 EUR (a) (d)	50,000	59,071
		417,979
Chile — 0.4%
Chile Government International Bond
4.000% 1/31/52	200,000	164,214
4.950% 1/05/36	200,000	197,635
		361,849
China — 1.5%
China Government Bond
2.620% 6/25/30 CNY (d)	9,000,000	1,274,856
Colombia — 3.1%
Colombia Government International Bond
3.000% 1/30/30	400,000	337,268
3.125% 4/15/31	400,000	325,256
4.125% 5/15/51	725,000	481,084
5.000% 6/15/45	350,000	271,246
5.625% 2/26/44	400,000	335,806
8.000% 11/14/35	200,000	218,563
8.750% 11/14/53	200,000	229,687
Colombia TES
7.000% 3/26/31 COP (d)	1,903,300,000	423,486
		2,622,396
Costa Rica — 0.7%
Costa Rica Government International Bond
5.625% 4/30/43 (a)	200,000	183,500
7.300% 11/13/54 (a)	400,000	434,000
		617,500

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dominican Republic — 3.8%
Dominican Republic International Bond
4.500% 1/30/30 (a)	$355,000	$326,600
4.875% 9/23/32 (a)	1,075,000	977,336
4.875% 9/23/32 (a)	500,000	454,575
5.500% 2/22/29 (a)	165,000	161,081
5.875% 1/30/60 (a)	540,000	465,750
6.500% 2/15/48 (a)	300,000	286,125
6.850% 1/27/45 (a)	305,000	303,475
7.050% 2/03/31 (a)	150,000	157,500
		3,132,442
Ecuador — 0.6%
Ecuador Government International Bond
0.000% 7/31/30 (a)	165,446	46,776
3.500% STEP 7/31/35 (a)	128,550	45,679
3.500% STEP 7/31/35 (a)	40,000	14,213
6.000% STEP 7/31/30 (a)	877,100	405,491
		512,159
Egypt — 1.9%
Egypt Government International Bond
5.800% 9/30/27 (a)	200,000	153,740
5.875% 2/16/31 (a)	200,000	130,750
6.588% 2/21/28 (a)	200,000	152,938
7.500% 1/31/27 (a)	270,000	226,476
7.600% 3/01/29 (a)	275,000	209,456
8.500% 1/31/47 (a)	550,000	340,954
8.500% 1/31/47 (a)	640,000	396,746
		1,611,060
El Salvador — 0.7%
El Salvador Government International Bond
5.875% 1/30/25 (a)	590,000	552,374
Ghana — 0.3%
Ghana Government International Bond
6.375% 2/11/27 (a)	375,000	165,938
10.750% 10/14/30 (a)	200,000	125,250
		291,188
Guatemala — 1.7%
Guatemala Government Bond
4.875% 2/13/28 (a)	400,000	388,600
5.250% 8/10/29 (a)	200,000	195,800
5.375% 4/24/32 (a)	200,000	193,300
6.600% 6/13/36 (a)	400,000	411,600
7.050% 10/04/32 (a)	200,000	212,500
		1,401,800
India — 2.1%
Export-Import Bank of India
2.250% 1/13/31 (a)	205,000	171,271
2.250% 1/13/31 (a)	200,000	167,094

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.250% 1/15/30 (a)	$1,500,000	$1,369,755
		1,708,120
Indonesia — 5.3%
Indonesia Government International Bond
3.500% 1/11/28	375,000	359,498
4.550% 1/11/28	200,000	199,643
4.625% 4/15/43 (a)	1,400,000	1,364,540
Indonesia Treasury Bond
6.125% 5/15/28 IDR (d)	8,304,000,000	531,959
7.000% 2/15/33 IDR (d)	6,958,000,000	467,565
Perusahaan Penerbit SBSN Indonesia III
3.800% 6/23/50 (a)	200,000	166,750
4.550% 3/29/26 (a)	1,350,000	1,348,312
		4,438,267
Ivory Coast — 2.5%
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (a) (d)	250,000	232,017
6.125% 6/15/33 (a)	1,505,000	1,381,350
6.625% 3/22/48 EUR (a) (d)	525,000	460,761
		2,074,128
Jamaica — 0.5%
Jamaica Government International Bond
8.000% 3/15/39	170,000	210,588
8.000% 3/15/39	175,000	216,781
		427,369
Jordan — 2.1%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,200,000	1,114,615
7.500% 1/13/29 (a)	400,000	404,500
7.750% 1/15/28 (a)	240,000	247,963
		1,767,078
Kenya — 0.9%
Kenya Government International Bond
7.250% 2/28/28 (a)	800,000	730,000
Mexico — 1.7%
Mexican Bonos
7.750% 5/29/31 MXN (d)	18,363,000	1,008,197
Mexico Government International Bond
6.350% 2/09/35	380,000	398,083
		1,406,280
Morocco — 1.8%
Morocco Government International Bond
3.000% 12/15/32 (a)	600,000	493,404
4.000% 12/15/50 (a)	1,000,000	720,000
6.500% 9/08/33 (a)	240,000	252,975
		1,466,379

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nigeria — 0.6%
Nigeria Government International Bond
7.875% 2/16/32 (a)	$550,000	$493,625
Oman — 3.5%
Oman Government International Bond
4.750% 6/15/26 (a)	600,000	592,500
4.750% 6/15/26 (a)	350,000	345,625
5.375% 3/08/27 (a)	200,000	201,288
5.625% 1/17/28 (a)	200,000	203,648
6.500% 3/08/47 (a)	390,000	397,067
6.750% 10/28/27 (a)	200,000	211,000
6.750% 10/28/27 (a)	400,000	422,000
6.750% 1/17/48 (a)	300,000	313,560
7.000% 1/25/51 (a)	200,000	215,750
		2,902,438
Pakistan — 0.4%
Pakistan Government International Bond
7.875% 3/31/36 (a)	562,000	350,851
Panama — 2.8%
Panama Government International Bond
2.252% 9/29/32 (c)	1,050,000	764,503
4.500% 1/19/63	360,000	234,887
6.400% 2/14/35	1,350,000	1,316,341
		2,315,731
Paraguay — 1.1%
Paraguay Government International Bond
4.950% 4/28/31 (a)	200,000	195,000
5.400% 3/30/50 (a)	600,000	532,800
5.850% 8/21/33	200,000	203,161
		930,961
Peru — 1.1%
Peruvian Government International Bond
2.780% 12/01/60	670,000	416,418
3.300% 3/11/41	300,000	232,998
3.550% 3/10/51	130,000	98,391
6.150% 8/12/32 PEN (a) (d)	530,000	139,808
		887,615
Philippines — 0.8%
Philippines Government International Bond
2.650% 12/10/45	900,000	637,530
Poland — 0.5%
Poland Government International Bond
3.875% 2/14/33 EUR (a) (d)	230,000	263,938
5.500% 4/04/53	120,000	124,840
		388,778
Qatar — 1.4%
Qatar Government International Bond

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.400% 4/16/50 (a)	$200,000	$184,000
4.400% 4/16/50 (a)	200,000	184,000
4.817% 3/14/49 (a)	800,000	778,320
		1,146,320
Republic of Korea — 0.2%
Export-Import Bank of Korea
5.000% 1/11/28	200,000	203,730
Romania — 1.7%
Romania Government International Bond
2.625% 12/02/40 EUR (a) (d)	50,000	36,981
2.875% 4/13/42 EUR (a) (d)	125,000	92,884
3.000% 2/14/31 (a)	174,000	147,533
3.000% 2/14/31 (a)	300,000	254,368
4.000% 2/14/51 (a)	160,000	115,670
4.000% 2/14/51 (a)	722,000	521,961
5.500% 9/18/28 EUR (a) (d)	210,000	237,748
		1,407,145
Saudi Arabia — 1.0%
Saudi Government International Bond
2.750% 2/03/32 (a)	200,000	175,684
3.750% 1/21/55 (a)	400,000	303,908
5.000% 4/17/49 (a)	400,000	377,500
		857,092
Senegal — 1.3%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (d)	300,000	305,154
6.250% 5/23/33 (a)	200,000	178,404
6.250% 5/23/33 (a)	630,000	561,973
		1,045,531
Serbia — 1.7%
Senegal Government International Bond
2.125% 12/01/30 (a)	1,100,000	880,000
6.250% 5/26/28 (a)	240,000	245,400
Serbia International Bond
6.500% 9/26/33 (a)	250,000	256,250
		1,381,650
South Africa — 1.1%
South Africa Government International Bond
5.650% 9/27/47	210,000	167,475
5.875% 4/20/32	425,000	402,526
6.250% 3/08/41	400,000	355,064
		925,065
Sri Lanka — 1.4%
Sri Lanka Government International Bond
6.125% 6/03/25 (a)	200,000	101,996
6.125% 6/03/25 (a)	500,000	254,989
6.825% 7/18/26 (a)	200,000	101,629

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.850% 11/03/25 (a)	$1,400,000	$713,997
		1,172,611
Suriname — 0.8%
Suriname Government International Bond
0.000% 12/31/50 (a)	289,000	131,495
7.950% 7/15/33 (a)	598,000	516,552
		648,047
Turkey — 2.8%
Turkey Government International Bond
4.250% 4/14/26	200,000	191,484
4.875% 10/09/26	400,000	385,688
4.875% 4/16/43	450,000	327,663
6.000% 1/14/41	350,000	296,641
8.600% 9/24/27	275,000	293,326
9.375% 3/14/29	325,000	359,138
9.375% 1/19/33	230,000	259,693
9.875% 1/15/28	200,000	221,751
		2,335,384
Uruguay — 0.5%
Uruguay Government International Bond
5.750% 10/28/34	355,000	383,578
Venezuela — 0.3%
Venezuela Government International Bond
7.750% 10/13/19 (a) (e)	1,000,000	134,770
9.250% 9/15/27 (e)	300,000	55,908
11.750% 10/21/26 (a) (e)	300,000	56,250
12.750% 8/23/22 (a) (e)	255,000	40,988
		287,916

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $61,482,637)		56,769,914

TOTAL BONDS & NOTES (Cost $87,352,331)		79,199,566

TOTAL LONG-TERM INVESTMENTS (Cost $87,352,331)		79,199,566

SHORT-TERM INVESTMENTS — 3.7%

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	897,405	897,405
Mutual Fund — 1.4%
T. Rowe Price Government Reserve Investment Fund	1,216,755	1,216,755

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (g)	$973,908	$973,908

TOTAL SHORT-TERM INVESTMENTS (Cost $3,088,068)		3,088,068

TOTAL INVESTMENTS — 99.0% (Cost $90,440,399) (h)		82,287,634

Other Assets/(Liabilities) — 1.0%		830,120

NET ASSETS — 100.0%		$83,117,754

Abbreviation Legend

CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
ICE	Inter-Continental Exchange
STEP	Step Up Bond

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $57,348,743 or 69.00% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $2,024,152 or 2.44% of net assets. The Fund received $1,174,610 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2023, these securities amounted to a value of $2,776,272 or 3.34% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $974,082. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $993,435.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	2/23/24	USD	145,938	EUR	135,000	$(3,395)
Barclays Bank PLC	3/15/24	USD	342,770	CNH	2,438,511	(1,145)
BNP Paribas SA	1/12/24	USD	631,722	MXN	11,474,048	(43,033)
BNP Paribas SA	1/17/24	USD	76,202	IDR	1,192,892,028	(1,264)
BNP Paribas SA	3/08/24	COP	586,771,930	USD	141,679	7,795
Citibank N.A.	3/04/24	USD	72,323	BRL	358,026	(937)
Goldman Sachs International	1/12/24	MXN	719,473	USD	41,119	1,191
Goldman Sachs International	1/17/24	USD	31,578	IDR	490,932,372	(303)
Goldman Sachs International	2/23/24	USD	159,864	EUR	145,171	(720)
Goldman Sachs International	3/04/24	USD	715,034	BRL	3,524,548	(6,167)
HSBC Bank USA	1/12/24	USD	317,666	MXN	5,492,054	(5,305)
HSBC Bank USA	1/17/24	USD	69,009	IDR	1,076,710,354	(912)
HSBC Bank USA	3/15/24	USD	786,766	CNH	5,587,204	(1,225)
Morgan Stanley & Co. LLC	1/17/24	USD	350,435	IDR	5,465,023,601	(4,458)
Morgan Stanley & Co. LLC	3/08/24	USD	214,930	COP	875,196,864	(8,018)
UBS AG	1/17/24	USD	30,349	IDR	471,680,122	(281)
UBS AG	1/17/24	USD	126,118	PEN	481,000	(3,851)
UBS AG	2/23/24	USD	4,083,837	EUR	3,742,588	(56,092)
UBS AG	3/08/24	USD	334,611	COP	1,391,565,281	(19,876)
UBS AG	3/15/24	USD	344,110	CNH	2,448,285	(1,183)
						$(149,179)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	3/19/24	10	$1,112,217	$16,689
U.S. Treasury Ultra Bond	3/19/24	26	3,179,227	294,211
				$310,900
Short
Euro-Bund	3/07/24	12	$(1,769,441)	$(48,367)

Currency Legend

BRL	Brazilian Real
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	U.S. Dollar

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.4%
Basic Materials — 2.0%
Chemicals — 1.1%
CF Industries Holdings, Inc.	860	$68,371
Linde PLC (LIN US)	54,320	22,309,767
Nutrien Ltd.	47,268	2,662,607
RPM International, Inc.	289	32,261
Sherwin-Williams Co.	386	120,393
		25,193,399
Iron & Steel — 0.0%
Steel Dynamics, Inc.	654	77,237
Mining — 0.9%
Agnico Eagle Mines Ltd.	589	32,307
Franco-Nevada Corp.	25,791	2,857,901
Freeport-McMoRan, Inc.	191,077	8,134,148
Southern Copper Corp.	76,622	6,594,855
Wheaton Precious Metals Corp.	83,721	4,130,794
		21,750,005
		47,020,641
Communications — 13.0%
Advertising — 0.1%
Trade Desk, Inc. Class A (a)	29,140	2,096,914
Internet — 11.9%
Airbnb, Inc. Class A (a)	182	24,778
Alphabet, Inc. Class A (a)	389,153	54,360,783
Alphabet, Inc. Class C (a)	251,172	35,397,670
Amazon.com, Inc. (a)	604,237	91,807,770
Booking Holdings, Inc. (a)	5,119	18,158,219
Coupang, Inc. (a)	303,634	4,915,834
Gen Digital, Inc.	4,002	91,326
Maplebear, Inc. (a)	11,206	263,005
Maplebear, Inc., Lockup Shares (Acquired 2/26/21, Cost $1,190,377) (a) (b) (c)	21,673	508,665
Meta Platforms, Inc. Class A (a)	93,567	33,118,975
Netflix, Inc. (a)	37,765	18,387,023
Palo Alto Networks, Inc. (a)	237	69,887
Pinterest, Inc. Class A (a)	154,104	5,708,012
Shopify, Inc. Class A (a)	69,327	5,400,573
Spotify Technology SA (a)	26,936	5,061,544

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Uber Technologies, Inc. (a)	66,500	$4,094,405
		277,368,469
Media — 0.0%
Charter Communications, Inc. Class A (a)	107	41,589
Comcast Corp. Class A	5,610	245,998
Walt Disney Co.	1,826	164,870
		452,457
Telecommunications — 1.0%
Arista Networks, Inc. (a)	336	79,131
AT&T, Inc.	1,454	24,398
Cisco Systems, Inc.	3,464	175,001
T-Mobile US, Inc.	150,835	24,183,376
Verizon Communications, Inc.	2,298	86,635
		24,548,541
		304,466,381
Consumer, Cyclical — 6.7%
Airlines — 0.0%
Southwest Airlines Co.	1,454	41,991
United Airlines Holdings, Inc. (a)	387	15,968
		57,959
Apparel — 0.2%
NIKE, Inc. Class B	50,695	5,503,956
Auto Manufacturers — 1.9%
Cummins, Inc.	60,263	14,437,207
Ferrari NV	13,536	4,580,988
General Motors Co.	1,597	57,364
PACCAR, Inc.	400	39,060
Rivian Automotive, Inc. Class A (a) (d)	507,371	11,902,924
Tesla, Inc. (a)	52,127	12,952,517
		43,970,060
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	887	79,582
Aurora Innovation, Inc. (a) (d)	319,054	1,394,266
		1,473,848
Distribution & Wholesale — 0.0%
Copart, Inc. (a)	1,854	90,846
SiteOne Landscape Supply, Inc. (a)	53	8,612
		99,458
Home Builders — 0.0%
NVR, Inc. (a)	19	133,009
Leisure Time — 0.1%
Norwegian Cruise Line Holdings Ltd. (a) (d)	108,737	2,179,089

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Caribbean Cruises Ltd. (a)	859	$111,232
		2,290,321
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	39,583	7,207,668
Las Vegas Sands Corp.	103,593	5,097,812
Marriott International, Inc. Class A	227	51,191
Wynn Resorts Ltd.	589	53,664
		12,410,335
Retail — 3.9%
AutoZone, Inc. (a)	2,717	7,025,102
Bath & Body Works, Inc.	507	21,882
Burlington Stores, Inc. (a)	243	47,259
Chipotle Mexican Grill, Inc. (a)	2,746	6,279,992
Costco Wholesale Corp.	607	400,669
Dollar General Corp.	61,654	8,381,861
Dollar Tree, Inc. (a)	94	13,353
Floor & Decor Holdings, Inc. Class A (a)	15,859	1,769,230
Home Depot, Inc.	14,897	5,162,555
Lowe's Cos., Inc.	440	97,922
Lululemon Athletica, Inc. (a)	168	85,897
McDonald's Corp.	48,510	14,383,700
O'Reilly Automotive, Inc. (a)	4,641	4,409,321
Ross Stores, Inc.	26,020	3,600,908
Starbucks Corp.	996	95,626
Target Corp.	31,816	4,531,235
TJX Cos., Inc.	1,267	118,857
Tractor Supply Co.	30,988	6,663,350
Ulta Beauty, Inc. (a)	19,609	9,608,214
Walmart, Inc.	118,180	18,631,077
		91,328,010
		157,266,956
Consumer, Non-cyclical — 19.2%
Agriculture — 0.6%
Altria Group, Inc.	781	31,505
Philip Morris International, Inc.	144,533	13,597,665
		13,629,170
Beverages — 0.8%
Coca-Cola Co.	209,365	12,337,879
Constellation Brands, Inc. Class A	400	96,700
Keurig Dr Pepper, Inc.	29,650	987,938
Monster Beverage Corp. (a)	1,320	76,045
PepsiCo, Inc.	26,408	4,485,135
		17,983,697
Biotechnology — 1.4%
Amgen, Inc.	47,523	13,687,574
Argenx SE ADR (a)	10,102	3,843,104
Biogen, Inc. (a)	310	80,219
BioMarin Pharmaceutical, Inc. (a)	149	14,366

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc.	810	$65,618
Legend Biotech Corp. ADR (a)	40,245	2,421,542
Moderna, Inc. (a)	121	12,033
Regeneron Pharmaceuticals, Inc. (a)	114	100,125
Vertex Pharmaceuticals, Inc. (a)	31,058	12,637,190
		32,861,771
Commercial Services — 0.8%
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $423,859) (a) (b) (c) (e)	423,859	415,043
Booz Allen Hamilton Holding Corp.	38,318	4,901,255
Cintas Corp.	4,513	2,719,805
CoStar Group, Inc. (a)	521	45,530
Equifax, Inc.	200	49,458
FleetCor Technologies, Inc. (a)	12,125	3,426,646
Global Payments, Inc.	1,557	197,739
MarketAxess Holdings, Inc.	53	15,521
Moody's Corp.	122	47,648
S&P Global, Inc.	559	246,251
Service Corp. International	48,238	3,301,891
TransUnion	37,519	2,577,930
United Rentals, Inc.	28	16,056
WillScot Mobile Mini Holdings Corp. (a)	188	8,366
		17,969,139
Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	163,092	13,000,063
elf Beauty, Inc. (a)	214	30,889
Kenvue, Inc.	877,418	18,890,810
Procter & Gamble Co.	143,376	21,010,319
		52,932,081
Food — 1.2%
Kraft Heinz Co.	180,100	6,660,098
Mondelez International, Inc. Class A	304,580	22,060,729
Sysco Corp.	765	55,945
Tyson Foods, Inc. Class A	329	17,684
		28,794,456
Health Care – Products — 3.4%
Abbott Laboratories	1,389	152,887
Agilent Technologies, Inc.	45,150	6,277,205
Avantor, Inc. (a)	114,136	2,605,725
Baxter International, Inc.	1,712	66,186
Bio-Techne Corp.	600	46,296
Boston Scientific Corp. (a)	1,474	85,212
Danaher Corp.	53,138	12,292,945
Edwards Lifesciences Corp. (a)	1,161	88,526
GE HealthCare Technologies, Inc. (a)	102,222	7,903,805
Hologic, Inc. (a)	1,005	71,807
Intuitive Surgical, Inc. (a)	40,278	13,588,186
Medtronic PLC	59,971	4,940,411
Penumbra, Inc. (a)	66	16,602
Repligen Corp. (a)	99	17,800
STERIS PLC	17,329	3,809,781
Stryker Corp.	14,066	4,212,204

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teleflex, Inc.	202	$50,367
Thermo Fisher Scientific, Inc.	43,231	22,946,582
Zimmer Biomet Holdings, Inc.	1,157	140,807
		79,313,334
Health Care – Services — 4.0%
Catalent, Inc. (a)	780	35,045
Centene Corp. (a)	200	14,842
Elevance Health, Inc.	69,358	32,706,458
HCA Healthcare, Inc.	26,632	7,208,750
Humana, Inc.	7,479	3,423,961
ICON PLC (a)	145	41,045
IQVIA Holdings, Inc. (a)	52	12,032
Molina Healthcare, Inc. (a)	16,191	5,849,970
Quest Diagnostics, Inc.	36,178	4,988,223
Tenet Healthcare Corp. (a)	62,712	4,739,146
UnitedHealth Group, Inc.	67,455	35,513,034
		94,532,506
Household Products & Wares — 0.0%
Avery Dennison Corp.	257	51,955
Clorox Co.	40	5,704
		57,659
Pharmaceuticals — 4.8%
AbbVie, Inc.	2,350	364,180
AstraZeneca PLC Sponsored ADR	125,164	8,429,795
Becton Dickinson & Co.	6,900	1,682,427
Bristol-Myers Squibb Co.	1,483	76,093
Cardinal Health, Inc.	200	20,160
Cencora, Inc.	117,856	24,205,265
Cigna Group	30,974	9,275,164
CVS Health Corp.	569	44,928
Dexcom, Inc. (a)	905	112,302
Eli Lilly & Co.	56,125	32,716,385
Johnson & Johnson	73,574	11,531,989
McKesson Corp.	347	160,654
Merck & Co., Inc.	164,947	17,982,522
Novo Nordisk AS Sponsored ADR	518	53,587
Pfizer, Inc.	2,984	85,909
Viatris, Inc.	7,842	84,929
Zoetis, Inc.	23,984	4,733,722
		111,560,011
		449,633,824
Energy — 5.1%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	65	11,198
Oil & Gas — 2.8%
Chesapeake Energy Corp. (d)	148	11,387
Chevron Corp.	74,485	11,110,182
ConocoPhillips	105,953	12,297,965
Diamondback Energy, Inc.	47,881	7,425,385

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	1,125	$136,069
EQT Corp.	416,674	16,108,617
Exxon Mobil Corp.	98,939	9,891,921
Hess Corp.	377	54,348
Marathon Petroleum Corp.	947	140,497
Phillips 66	300	39,942
Pioneer Natural Resources Co.	6,053	1,361,199
Range Resources Corp.	267,406	8,139,839
Suncor Energy, Inc.	872	27,939
Valero Energy Corp.	325	42,250
		66,787,540
Oil & Gas Services — 1.7%
Halliburton Co.	460,452	16,645,340
Nov, Inc.	45,156	915,764
Schlumberger NV	421,517	21,935,744
		39,496,848
Pipelines — 0.6%
Kinder Morgan, Inc.	355,986	6,279,593
Williams Cos., Inc.	212,900	7,415,307
		13,694,900
		119,990,486
Financial — 15.5%
Banks — 4.3%
Bank of America Corp.	767,220	25,832,297
Bank of New York Mellon Corp.	1,499	78,023
Citigroup, Inc.	4,121	211,984
East West Bancorp, Inc.	26,330	1,894,444
Fifth Third Bancorp	3,373	116,335
Goldman Sachs Group, Inc.	35,386	13,650,857
Huntington Bancshares, Inc.	5,511	70,100
JP Morgan Chase & Co.	220,200	37,456,020
Morgan Stanley	1,776	165,612
PNC Financial Services Group, Inc.	47,262	7,318,521
Truist Financial Corp.	987	36,440
Wells Fargo & Co.	273,488	13,461,079
Western Alliance Bancorp	380	25,000
		100,316,712
Diversified Financial Services — 4.7%
American Express Co.	57,535	10,778,607
Apollo Global Management, Inc.	614	57,219
Ares Management Corp. Class A	474	56,368
BlackRock, Inc.	81	65,756
Cboe Global Markets, Inc.	22,170	3,958,675
Charles Schwab Corp.	219,457	15,098,642
CME Group, Inc.	35,803	7,540,112
Discover Financial Services	637	71,599
Intercontinental Exchange, Inc.	1,157	148,593
LPL Financial Holdings, Inc.	22,999	5,235,032
Mastercard, Inc. Class A	48,995	20,896,857
Synchrony Financial	300	11,457

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tradeweb Markets, Inc. Class A	301	$27,355
Visa, Inc. Class A	173,661	45,212,641
		109,158,913
Insurance — 4.9%
Allstate Corp.	88,063	12,327,059
American International Group, Inc.	3,678	249,184
Berkshire Hathaway, Inc. Class B (a)	86,743	30,937,758
Chubb Ltd.	63,139	14,269,414
Corebridge Financial, Inc.	138,380	2,997,311
Equitable Holdings, Inc.	2,286	76,124
Hartford Financial Services Group, Inc.	51,980	4,178,152
Marsh & McLennan Cos., Inc.	27,553	5,220,467
MetLife, Inc.	236,106	15,613,690
Progressive Corp.	91,652	14,598,331
RenaissanceRe Holdings Ltd.	476	93,296
Travelers Cos., Inc.	78,765	15,003,945
		115,564,731
Private Equity — 0.0%
KKR & Co., Inc.	500	41,425
Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	307	28,579
Real Estate Investment Trusts (REITS) — 1.6%
American Homes 4 Rent Class A	733	26,359
American Tower Corp.	965	208,324
AvalonBay Communities, Inc.	305	57,102
Camden Property Trust	100	9,929
Equinix, Inc.	159	128,057
Equity LifeStyle Properties, Inc.	124,799	8,803,322
Essex Property Trust, Inc.	293	72,646
Extra Space Storage, Inc.	19,239	3,084,589
Kimco Realty Corp.	635	13,532
Prologis, Inc.	43,156	5,752,695
Public Storage	44,444	13,555,420
Rexford Industrial Realty, Inc.	1,604	89,984
Simon Property Group, Inc.	341	48,640
Sun Communities, Inc.	80	10,692
Welltower, Inc.	1,012	91,252
Weyerhaeuser Co.	159,621	5,550,022
		37,502,565
		362,612,925
Industrial — 8.3%
Aerospace & Defense — 1.4%
Airbus SE	26,490	4,088,951
Boeing Co. (a)	1,509	393,336
General Dynamics Corp.	58,548	15,203,159
Howmet Aerospace, Inc.	1,849	100,068
L3 Harris Technologies, Inc.	37,591	7,917,416
Lockheed Martin Corp.	180	81,583
Northrop Grumman Corp.	7,168	3,355,628
RTX Corp.	1,340	112,748

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TransDigm Group, Inc.	126	$127,462
		31,380,351
Building Materials — 0.5%
Carrier Global Corp.	154,080	8,851,896
Johnson Controls International PLC	733	42,250
Martin Marietta Materials, Inc.	5,076	2,532,467
Trane Technologies PLC	140	34,146
Vulcan Materials Co.	310	70,373
West Fraser Timber Co. Ltd.	782	66,924
		11,598,056
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	85,282	14,062,149
Emerson Electric Co.	74	7,202
		14,069,351
Electronics — 1.1%
Amphenol Corp. Class A	113,421	11,243,424
Honeywell International, Inc.	38,295	8,030,844
TE Connectivity Ltd.	44,329	6,228,225
		25,502,493
Environmental Controls — 0.1%
Republic Services, Inc.	273	45,021
Veralto Corp.	35,143	2,890,863
Waste Connections, Inc.	720	107,474
		3,043,358
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	1,711	167,849
Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	2,410	712,565
Machinery – Diversified — 1.3%
Deere & Co.	8,885	3,552,845
Dover Corp.	11,852	1,822,956
Esab Corp.	188	16,285
IDEX Corp.	42,627	9,254,748
Ingersoll Rand, Inc.	1,456	112,607
Otis Worldwide Corp.	470	42,051
Rockwell Automation, Inc.	126	39,120
Westinghouse Air Brake Technologies Corp.	122,055	15,488,779
		30,329,391
Miscellaneous - Manufacturing — 1.3%
3M Co.	432	47,226
General Electric Co.	104,436	13,329,167
Siemens AG Registered	34,614	6,492,551
Teledyne Technologies, Inc. (a)	20,773	9,270,782
		29,139,726

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.0%
Ball Corp.	1,137	$65,400
Packaging Corp. of America	169	27,532
Westrock Co.	944	39,195
		132,127
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	153	39,725
Transportation — 2.0%
Canadian National Railway Co.	762	95,730
Canadian Pacific Kansas City Ltd. (d)	503	39,767
CSX Corp.	620,002	21,495,469
FedEx Corp.	407	102,959
JB Hunt Transport Services, Inc.	201	40,148
Norfolk Southern Corp.	23,388	5,528,455
Old Dominion Freight Line, Inc.	20,632	8,362,769
Saia, Inc. (a)	215	94,217
Union Pacific Corp.	48,263	11,854,358
		47,613,872
		193,728,864
Technology — 26.9%
Commercial Services — 0.0%
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (b) (c) (e)	1,177	262,565
Computers — 5.5%
Accenture PLC Class A	32,261	11,320,707
Apple, Inc.	600,762	115,664,708
Fortinet, Inc. (a)	1,377	80,596
Pure Storage, Inc. Class A (a)	2,483	88,544
Western Digital Corp. (a)	1,359	71,171
Zscaler, Inc. (a)	311	68,905
		127,294,631
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	92	25,146
Semiconductors — 9.1%
Advanced Micro Devices, Inc. (a)	57,463	8,470,621
Analog Devices, Inc.	52,790	10,481,982
Applied Materials, Inc.	103,830	16,827,728
ASML Holding NV	14,867	11,253,130
Broadcom, Inc.	689	769,096
Entegris, Inc.	1,271	152,291
Intel Corp.	207,122	10,407,880
KLA Corp.	14,252	8,284,688
Lam Research Corp.	17,958	14,065,783
Lattice Semiconductor Corp. (a)	369	25,457
Marvell Technology, Inc.	800	48,248
Micron Technology, Inc.	169,470	14,462,570
Monolithic Power Systems, Inc.	106	66,863
NVIDIA Corp.	150,434	74,497,925
NXP Semiconductors NV	69,397	15,939,103
ON Semiconductor Corp. (a)	590	49,283

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	100,809	$14,580,006
Texas Instruments, Inc.	78,210	13,331,677
		213,714,331
Software — 12.3%
Adobe, Inc. (a)	18,483	11,026,958
Atlassian Corp. Class A (a)	25,314	6,021,188
Autodesk, Inc. (a)	140	34,087
Broadridge Financial Solutions, Inc.	24,666	5,075,030
Cadence Design Systems, Inc. (a)	19,430	5,292,149
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (a) (b) (c) (e)	512	546,130
Ceridian HCM Holding, Inc. (a)	29,884	2,005,814
Descartes Systems Group, Inc. (a)	636	53,462
DocuSign, Inc. (a)	3,054	181,560
Dynatrace, Inc. (a)	93,443	5,110,398
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (b) (c) (e)	3,487	1,641,331
Fair Isaac Corp. (a)	33	38,412
Fiserv, Inc. (a)	207,368	27,546,765
Intuit, Inc.	22,144	13,840,664
Microsoft Corp.	444,208	167,039,976
MongoDB, Inc. (a)	4,097	1,675,059
MSCI, Inc.	48	27,151
Roper Technologies, Inc.	14,089	7,680,900
Salesforce, Inc. (a)	55,959	14,725,051
Samsara, Inc. Class A (a)	794	26,504
ServiceNow, Inc. (a)	20,349	14,376,365
Snowflake, Inc. Class A (a)	11,316	2,251,884
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (b) (c) (e)	18,846	421,020
Synopsys, Inc. (a)	346	178,159
Workday, Inc. Class A (a)	112	30,919
		286,846,936
		628,143,609
Utilities — 1.7%
Electric — 1.7%
Ameren Corp.	92,448	6,687,688
CenterPoint Energy, Inc.	900	25,713
CMS Energy Corp.	1,626	94,422
Constellation Energy Corp.	127,171	14,865,018
Dominion Energy, Inc.	4,390	206,330
Evergy, Inc.	180	9,396
FirstEnergy Corp.	46,449	1,702,820
NextEra Energy, Inc.	162,953	9,897,765
NRG Energy, Inc.	39,164	2,024,779
PG&E Corp.	12,192	219,822
PPL Corp.	1,921	52,059
Southern Co.	65,413	4,586,760
		40,372,572
Gas — 0.0%
NiSource, Inc.	521	13,833

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$40,386,405

TOTAL COMMON STOCK (Cost $1,935,632,493)		2,303,250,091

PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Dr Ing hc F Porsche AG 1.262%
(f)	27,383	2,414,801
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $1,236,023)
(a) (b) (c) (e)	94,681	387,245
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $487,977)
(a) (b) (c) (e)	23,409	95,743
Waymo LLC., Series A-2, (Acquired 5/08/20, Cost $748,934)
(a) (b) (c) (e)	8,722	497,590
		3,395,379
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $1,059,705)
(a) (b) (c) (e)	22,355	1,067,135
Redwood Materials, Inc., Series D, (Acquired 6/17/22, Cost $50,373)
(a) (b) (c) (e)	1,241	59,240
		1,126,375
		1,126,375
		1,126,375
Industrial — 0.3%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (b) (c) (e)	18,438	373,923
Electronics — 0.3%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (b) (c) (e)	50,500	294,920
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (b) (c) (e)	37,186	217,166
Sartorius AG 0.434%	13,515	4,972,440
		5,484,526
		5,858,449
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (a) (b) (c) (e)	29	30,933
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (a) (b) (c) (e)	8	8,533
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (b) (c) (e)	3,533	788,142
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (b) (c) (e)	6,038	290,186

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (b) (c) (e)	18,286	$415,458
		1,533,252

TOTAL PREFERRED STOCK (Cost $17,255,279)		11,913,455

TOTAL EQUITIES (Cost $1,952,887,772)		2,315,163,546

TOTAL LONG-TERM INVESTMENTS (Cost $1,952,887,772)		2,315,163,546

SHORT-TERM INVESTMENTS — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	40,133	40,133
Mutual Fund — 1.0%
T. Rowe Price Government Reserve Investment Fund	23,376,189	23,376,189

TOTAL SHORT-TERM INVESTMENTS (Cost $23,416,322)		23,416,322

TOTAL INVESTMENTS — 99.9% (Cost $1,976,304,094) (h)		2,338,579,868

Other Assets/(Liabilities) — 0.1%		1,311,179

NET ASSETS — 100.0%		$2,339,891,047

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $8,320,968 or 0.36% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $8,320,968 or 0.36% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $15,489,683 or 0.66% of net assets. The Fund received $15,843,455 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Investment is valued using significant unobservable inputs.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $2,414,801 or 0.10% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.7%

CORPORATE DEBT — 0.2%
Health Care – Services — 0.2%
Health Care Service Corp. A Mutual Legal Reserve Co.
1.500% 6/01/25 (a)	$545,000	$517,275

TOTAL CORPORATE DEBT (Cost $523,607)		517,275

MUNICIPAL OBLIGATIONS — 0.1%
California State University, Revenue Bond
0.563% 11/01/24	125,000	120,556
City & County of Denver Co. Airport System Revenue, Revenue Bond
1.115% 11/15/24	30,000	28,994
City of Atlanta GA Water & Wastewater Revenue, Revenue Bond
0.616% 11/01/24	15,000	14,484
Dallas Area Rapid Transit, Revenue Bond
0.761% 12/01/24	10,000	9,629
Tobacco Settlement Finance Authority, Revenue Bond
1.497% 6/01/24	65,000	63,944
		237,607

TOTAL MUNICIPAL OBLIGATIONS (Cost $245,000)		237,607

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Other Asset-Backed Securities — 0.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	29,076	27,701
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	22,550	22,085
		49,786
Whole Loan Collateral Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%
6.220% FRN 2/25/60 (a)	17,001	15,915
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	10,316	9,475
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	28,047	26,376
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	7,292	6,744
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	2,349	2,268
		60,778

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $116,802)		110,564

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (C) — 0.1%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association REMICS Series 2019-65, Class B 3.500% 5/20/49	$44,174	$41,098
Whole Loans — 0.1%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, 30 day USD SOFR Average + 0.964% 6.302% FRN 10/25/30	104,781	104,814
Series 2018-C03, Class 1ED2, 30 day USD SOFR Average + 0.964% 6.302% FRN 10/25/30	5,910	5,898
Series 2017-C05, Class 1ED3, 30 day USD SOFR Average + 1.314% 6.652% FRN 1/25/30	3,082	3,082
Series 2017-C06, Class 1M2B, 30 day USD SOFR Average + 2.764% 8.102% FRN 2/25/30	81,231	82,214
		196,008

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $242,078)		237,106

U.S. TREASURY OBLIGATIONS — 95.2%
U.S. Treasury Bonds & Notes — 95.2%
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	34,865,794	33,620,205
0.125% 10/15/25	19,369,598	18,624,567
0.125% 4/15/26 (d)	18,346,541	17,462,194
0.125% 10/15/26	19,932,242	18,926,566
0.125% 4/15/27	36,751,777	34,532,048
1.250% 4/15/28	49,222,017	47,936,344
1.375% 7/15/33	2,501,245	2,424,752
1.625% 10/15/27	19,267,499	19,120,016
2.375% 10/15/28	7,827,142	8,061,619
		200,708,311

TOTAL U.S. TREASURY OBLIGATIONS (Cost $203,752,892)		200,708,311

TOTAL BONDS & NOTES (Cost $204,880,379)		201,810,863

TOTAL LONG-TERM INVESTMENTS (Cost $204,880,379)		201,810,863

SHORT-TERM INVESTMENTS — 3.6%

	Number of Shares
Mutual Fund — 3.1%
T. Rowe Price Government Reserve Investment Fund	6,580,644	6,580,644

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (e)	$1,057,770	1,057,770

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $7,638,414)		$7,638,414

TOTAL INVESTMENTS — 99.3% (Cost $212,518,793) (f)		209,449,277

Other Assets/(Liabilities) — 0.7%		1,431,350

NET ASSETS — 100.0%		$210,880,627

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $627,839 or 0.30% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $1,057,958. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,078,961.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	1/26/24	111.50	189	USD	21,336,328	$(333,703)	$(141,415)	$(192,288)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	1/19/24	CHF	455,000	USD	508,444	$33,393
Citibank N.A.	1/19/24	AUD	785,000	USD	511,121	24,093
Citibank N.A.	1/19/24	USD	503,406	CAD	685,000	(13,684)
Citibank N.A.	1/19/24	USD	500,532	AUD	785,000	(34,683)
Deutsche Bank AG	1/19/24	CAD	685,000	USD	500,260	16,830
Goldman Sachs International	1/19/24	USD	499,192	AUD	785,000	(36,022)
JP Morgan Chase Bank N.A.	1/19/24	AUD	785,000	USD	511,351	23,863
UBS AG	1/19/24	USD	504,923	CHF	455,000	(36,913)
						$(23,123)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	3/19/24	62	$6,845,288	$153,931
Short
U.S. Treasury Ultra 10 Year	3/19/24	23	$(2,634,748)	$(79,611)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.960%	Maturity	U.S. Consumer Price Index	Maturity	8/02/24	USD	1,376,000	$86,199	$—	$86,199
Fixed 2.953%	Maturity	U.S. Consumer Price Index	Maturity	8/03/24	USD	3,133,000	196,302	—	196,302
Fixed 3.113%	Maturity	U.S. Consumer Price Index	Maturity	8/22/24	USD	1,370,000	(7,204)	—	(7,204)
Fixed 3.129%	Maturity	U.S. Consumer Price Index	Maturity	8/22/24	USD	1,370,000	(7,656)	—	(7,656)
							$267,641	$—	$267,641

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
USD	U.S. Dollar

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.3%
Australia — 9.0%
Bellevue Gold Ltd. (a) (b)	475,791	$545,850
BHP Group Ltd.	358,890	12,302,946
BlueScope Steel Ltd.	17,504	278,569
Capricorn Metals Ltd. (b)	217,610	700,562
Champion Iron Ltd. (a)	76,586	435,886
Emerald Resources NL (a) (b)	825,777	1,704,804
Glencore PLC	767,370	4,603,636
Goodman Group	92,838	1,594,078
Northern Star Resources Ltd.	299,809	2,804,534
Red 5 Ltd. (a) (b)	1,407,822	296,574
Rio Tinto Ltd.	21,686	1,998,567
Rio Tinto PLC	42,144	3,129,952
Scentre Group	735,415	1,491,529
		31,887,487
Austria — 0.4%
OMV AG	17,853	784,817
voestalpine AG	15,359	484,516
		1,269,333
Bahrain — 0.1%
Aluminium Bahrain BSC	102,041	303,186
Belgium — 0.6%
Shurgard Self Storage Ltd.	24,499	1,216,539
Warehouses De Pauw CVA	26,295	825,515
		2,042,054
Bosnia and Herzegowina — 0.2%
Adriatic Metals PLC CDI (b)	239,596	653,206
Brazil — 2.5%
ERO Copper Corp. (a) (b)	85,151	1,346,299
Vale SA Sponsored ADR	246,445	3,908,618
Wheaton Precious Metals Corp.	72,572	3,580,266
		8,835,183
Burkina Faso — 0.5%
Endeavour Mining PLC	70,967	1,594,421
Canada — 9.5%
Agnico Eagle Mines Ltd.	11,724	643,061
Agnico Eagle Mines Ltd. (AEM CN)	25,386	1,391,867
Alamos Gold, Inc. Class A (AGI CN)	86,576	1,164,322

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alamos Gold, Inc. Class A (AGI US)	43,825	$590,323
B2Gold Corp.	118,602	374,782
Barrick Gold Corp.	47,466	858,660
Boardwalk REIT	11,574	623,138
Cameco Corp.	28,638	1,234,298
Canadian Apartment Properties REIT	14,714	541,899
Canadian National Railway Co.	6,364	799,913
Canadian Natural Resources Ltd. (a)	32,854	2,152,414
Canadian Pacific Kansas City Ltd. (a)	9,468	748,540
Enbridge, Inc.	58,147	2,094,455
Filo Corp. (b)	29,105	463,685
Franco-Nevada Corp.	37,063	4,105,307
G Mining Ventures Corp. (b)	271,715	289,135
Granite Real Estate Investment Trust	7,961	458,296
Ivanhoe Mines Ltd. Class A (a) (b)	292,686	2,838,395
K92 Mining, Inc. (b)	139,203	683,907
Karora Resources, Inc. (b)	283,605	1,042,343
Kinross Gold Corp.	46,710	282,595
Lundin Gold, Inc.	43,009	536,862
NGEx Minerals Ltd. (a) (b)	45,210	244,295
Nutrien Ltd.	14,773	832,163
Osisko Gold Royalties Ltd. (a)	39,577	564,810
Osisko Mining, Inc. (b)	320,101	645,009
Skeena Resources Ltd. (b)	81,539	396,911
Snowline Gold Corp. (b)	41,259	154,131
StorageVault Canada, Inc. (a)	119,998	473,635
Suncor Energy, Inc.	51,143	1,638,444
Teck Resources Ltd. Class B	53,140	2,246,228
Wesdome Gold Mines Ltd. (b)	243,427	1,416,416
West Fraser Timber Co. Ltd.	9,752	834,298
		33,364,537
Chile — 0.3%
Antofagasta PLC	14,976	320,360
Sociedad Quimica y Minera de Chile SA Sponsored ADR	13,783	830,012
		1,150,372
China — 0.3%
Aluminum Corp. of China Ltd. Class H	292,000	146,235
China Hongqiao Group Ltd.	178,000	146,140
H World Group Ltd.	56,800	189,546
Zijin Mining Group Co. Ltd. Class H	294,000	480,406
		962,327
Egypt — 0.1%
Centamin PLC	302,049	384,718
France — 1.6%
Air Liquide SA	6,685	1,300,442
Gecina SA	9,473	1,156,856
TotalEnergies SE	49,310	3,349,552
		5,806,850
Germany — 0.4%
LEG Immobilien SE (b)	15,640	1,369,611

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ghana — 0.2%
Kosmos Energy Ltd. (b)	129,322	$867,750
Hong Kong — 0.6%
Kerry Properties Ltd.	165,000	300,938
Sun Hung Kai Properties Ltd.	111,000	1,194,555
Wharf Real Estate Investment Co. Ltd.	218,000	741,528
		2,237,021
India — 0.2%
Hindalco Industries Ltd.	43,742	322,226
Nexus Select Trust	288,924	471,563
		793,789
Japan — 3.0%
ARE Holdings, Inc.	6,900	95,347
Comforia Residential REIT, Inc.	147	330,037
Hoshino Resorts REIT, Inc.	96	385,038
Industrial & Infrastructure Fund Investment Corp.	377	372,574
Invincible Investment Corp.	2,063	891,036
Katitas Co. Ltd.	44,100	682,737
Kyoritsu Maintenance Co. Ltd.	5,900	250,161
Mitsui Fudosan Co. Ltd.	93,400	2,282,860
Mitsui Fudosan Logistics Park, Inc.	297	962,248
Nippon Steel Corp. (a)	90,600	2,070,256
Shin-Etsu Chemical Co. Ltd.	31,800	1,328,802
Tokyo Tatemono Co. Ltd.	38,800	579,511
Tokyu REIT, Inc.	257	309,992
		10,540,599
Kazakhstan — 0.2%
NAC Kazatomprom JSC GDR (c)	18,777	771,744
Luxembourg — 0.4%
ArcelorMittal SA	51,738	1,467,257
Mexico — 0.8%
Grupo Mexico SAB de CV Series B	194,228	1,079,515
Industrias Penoles SAB de CV (a) (b)	38,783	565,746
Southern Copper Corp.	15,503	1,334,343
		2,979,604
Netherlands — 0.9%
Shell PLC	94,667	3,075,654
Norway — 1.0%
Equinor ASA	37,713	1,194,733
Norsk Hydro ASA	284,963	1,916,930
Seadrill Ltd. (b)	11,141	526,747
		3,638,410
Portugal — 0.2%
Galp Energia SGPS SA	55,056	809,878

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 0.3%
Korea Zinc Co. Ltd.	1,120	$431,876
LG Chem Ltd.	1,306	503,041
		934,917
Russia — 0.0%
Alrosa PJSC (b) (d) (e)	688,100	—
MMC Norlisk Nickel PJSC (b) (d) (e)	2,654	—
Polyus PJSC (b) (d) (e)	2,282	—
		—
Singapore — 0.5%
CapitaLand Integrated Commercial Trust	754,700	1,173,968
Mapletree Industrial Trust	332,600	631,278
		1,805,246
South Africa — 1.8%
Anglo American Platinum Ltd.	22,563	1,186,204
Anglo American PLC	105,721	2,652,879
Impala Platinum Holdings Ltd. (a)	188,521	941,766
Northam Platinum Holdings Ltd.	134,623	1,032,575
Sibanye Stillwater Ltd.	469,253	634,221
		6,447,645
Spain — 0.1%
Cellnex Telecom SA (c)	12,601	497,880
Sweden — 0.9%
Boliden AB	50,063	1,561,865
Sandvik AB	42,455	918,887
SSAB AB Class A	68,679	522,346
		3,003,098
United Kingdom — 2.4%
Big Yellow Group PLC	45,198	702,399
BP PLC Sponsored ADR	63,666	2,253,776
Central Asia Metals PLC	105,224	241,771
Derwent London PLC	31,922	955,726
InterContinental Hotels Group PLC	5,168	466,766
Persimmon PLC	46,040	812,031
Segro PLC	93,801	1,055,808
TechnipFMC PLC	62,614	1,261,046
UNITE Group PLC	46,668	618,916
		8,368,239
United States — 54.6%
Acadia Realty Trust	116,105	1,972,624
Alcoa Corp.	9,559	325,006
Alexandria Real Estate Equities, Inc.	9,826	1,245,642
Ameren Corp.	4,031	291,603
American Homes 4 Rent Class A	97,474	3,505,165
American Tower Corp.	30,051	6,487,410
Apple Hospitality REIT, Inc.	99,498	1,652,662
AvalonBay Communities, Inc.	23,982	4,489,910

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Baker Hughes Co.	30,167	$1,031,108
Ball Corp.	12,175	700,306
Camden Property Trust	15,414	1,530,456
CBRE Group, Inc. Class A (b)	7,303	679,836
CenterPoint Energy, Inc.	10,556	301,585
CF Industries Holdings, Inc.	13,597	1,080,961
ChampionX Corp.	17,363	507,173
Chesapeake Energy Corp. (a)	7,315	562,816
Chevron Corp.	15,497	2,311,533
Cleveland-Cliffs, Inc. (b)	22,367	456,734
Commercial Metals Co.	7,811	390,862
ConocoPhillips	35,266	4,093,325
Crown Castle, Inc.	14,242	1,640,536
CSX Corp.	21,455	743,845
CubeSmart	55,406	2,568,068
Diamondback Energy, Inc.	12,082	1,873,677
Dominion Energy, Inc.	7,152	336,144
Douglas Emmett, Inc.	51,117	741,196
EastGroup Properties, Inc.	11,630	2,134,570
EOG Resources, Inc.	19,078	2,307,484
EQT Corp.	34,972	1,352,018
Equinix, Inc.	11,602	9,344,135
Equitrans Midstream Corp.	55,715	567,179
Equity LifeStyle Properties, Inc.	56,688	3,998,771
Equity Residential	64,596	3,950,691
Essex Property Trust, Inc.	16,972	4,208,038
Expro Group Holdings NV (b)	20,807	331,247
Extra Space Storage, Inc.	10,218	1,638,252
Exxon Mobil Corp.	46,156	4,614,677
Federal Realty Investment Trust	2,335	240,622
FirstEnergy Corp.	9,968	365,427
Freeport-McMoRan, Inc.	145,596	6,198,022
Gaming & Leisure Properties, Inc.	32,458	1,601,802
Halliburton Co.	32,203	1,164,138
HB Fuller Co.	7,069	575,487
Healthcare Realty Trust, Inc.	72,412	1,247,659
Hess Corp.	20,663	2,978,778
Hilton Worldwide Holdings, Inc.	8,235	1,499,511
Host Hotels & Resorts, Inc.	49,769	969,002
Hubbell, Inc.	1,709	562,141
Huntsman Corp.	20,972	527,026
International Flavors & Fragrances, Inc.	4,747	384,365
Ivanhoe Electric, Inc. (b)	84,183	848,565
Kilroy Realty Corp.	36,138	1,439,738
Kimco Realty Corp.	36,424	776,195
Linde PLC (LIN US)	8,254	3,390,000
Louisiana-Pacific Corp.	8,513	602,976
Marathon Petroleum Corp.	12,940	1,919,778
Marriott International, Inc. Class A	2,625	591,964
Newmont Corp. (NEM AU)	32,502	1,343,213
Newmont Corp. (NEM US)	47,039	1,946,944
NextEra Energy, Inc.	12,946	786,340
Noble Corp. PLC	14,863	715,802
Norfolk Southern Corp.	5,042	1,191,828
Nucor Corp.	28,649	4,986,072
Packaging Corp. of America	4,325	704,586
Pebblebrook Hotel Trust	36,887	589,454
PG&E Corp.	22,786	410,832

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	5,014	$667,564
Pioneer Natural Resources Co.	7,624	1,714,485
Prologis, Inc.	88,406	11,784,520
Public Storage	20,809	6,346,745
Quanta Services, Inc.	2,151	464,186
Range Resources Corp.	29,142	887,082
Rayonier, Inc.	26,110	872,335
Regency Centers Corp.	69,649	4,666,483
Reliance Steel & Aluminum Co.	9,969	2,788,130
Rexford Industrial Realty, Inc.	68,791	3,859,175
Royal Gold, Inc.	3,007	363,727
RPM International, Inc.	5,697	635,956
SBA Communications Corp.	10,268	2,604,889
Schlumberger NV	46,256	2,407,162
Schneider Electric SE	2,368	476,797
Sherwin-Williams Co.	4,068	1,268,809
Simon Property Group, Inc.	43,506	6,205,696
SL Green Realty Corp.	8,149	368,090
Southern Co.	8,668	607,800
Southwestern Energy Co. (b)	117,582	770,162
Steel Dynamics, Inc.	32,509	3,839,313
Sun Communities, Inc.	13,387	1,789,173
Targa Resources Corp.	10,686	928,293
Tenaris SA ADR	18,974	659,536
Terreno Realty Corp.	49,213	3,084,179
Union Pacific Corp.	3,066	753,071
Valero Energy Corp.	11,831	1,538,030
Ventas, Inc.	65,669	3,272,943
Vulcan Materials Co.	3,492	792,719
Warrior Met Coal, Inc.	7,500	457,275
Welltower, Inc.	62,339	5,621,108
Weyerhaeuser Co.	53,800	1,870,626
Williams Cos., Inc.	55,584	1,935,991
		192,827,562
Vietnam — 0.6%
Hoa Phat Group JSC (b)	1,965,400	2,264,155
Zambia — 0.1%
First Quantum Minerals Ltd.	29,564	242,080

TOTAL COMMON STOCK (Cost $322,103,098)		333,195,813

PREFERRED STOCK — 0.5%
United States — 0.5%
Jetti Holdings, Inc., Series C (Acquired 5/24/21-6/30/21, Cost $130,426)
(b) (d) (e) (f)	2,253	299,406
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $670,800)
(b) (d) (e) (f)	24,472	1,046,944
Lilac Solutions, Inc., Series B (Acquired 9/08/21, Cost $329,342)
(b) (d) (e) (f)	25,087	338,389
		1,684,739

TOTAL PREFERRED STOCK (Cost $1,130,568)		1,684,739

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL EQUITIES (Cost $323,233,666)		$334,880,552

MUTUAL FUNDS — 1.3%

United States — 1.3%
Global X Copper Miners ETF	24,096	903,600
iShares U.S. Home Construction ETF	4,148	421,976
SPDR S&P Homebuilders ETF (a)	16,869	1,613,689
SPDR S&P Oil & Gas Exploration & Production ETF (a)	6,166	844,187
VanEck Oil Services ETF (a)	2,574	796,928
		4,580,380

TOTAL MUTUAL FUNDS (Cost $3,886,536)		4,580,380

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $140,895)		14,191

TOTAL LONG-TERM INVESTMENTS (Cost $327,261,097)		339,475,123

SHORT-TERM INVESTMENTS — 6.0%
Investment of Cash Collateral from Securities Loaned — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	7,402,151	7,402,151
Mutual Fund — 3.1%
T. Rowe Price Government Reserve Investment Fund	11,035,137	11,035,137

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (h)	$1,062,089	1,062,089
U.S. Treasury Bill — 0.5%
U.S. Treasury Bills
5.477% 5/09/24 (i) (j)	1,612,000	1,582,550

TOTAL SHORT-TERM INVESTMENTS (Cost $21,080,534)		21,081,927

TOTAL INVESTMENTS — 102.1% (Cost $348,341,631) (k)		360,557,050

Other Assets/(Liabilities) — (2.1)%		(7,357,485)

NET ASSETS — 100.0%		$353,199,565

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $12,892,180 or 3.65% of net assets. The Fund received $6,072,419 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $1,269,624 or 0.36% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $1,684,739 or 0.48% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $1,684,739 or 0.48% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,062,277. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,083,418.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	Morgan Stanley & Co. LLC	1/19/24	4,225.00	101	USD	42,672,500	$14,191	$140,895	$(126,704)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/12/24	JPY	362,804,900	USD	2,511,685	$64,240
Bank of America N.A.	1/12/24	USD	417,455	CZK	9,376,250	(1,694)
BNP Paribas SA	1/03/24	BRL	8,007,500	USD	1,639,319	9,129
BNP Paribas SA	1/03/24	USD	1,644,251	BRL	8,007,500	(4,197)
BNP Paribas SA	1/12/24	CLP	1,459,046,000	USD	1,685,394	(29,789)
BNP Paribas SA	1/12/24	INR	112,077,921	USD	1,343,000	3,463
BNP Paribas SA	1/12/24	MXN	28,574,150	USD	1,631,373	48,987
BNP Paribas SA	1/12/24	PLN	6,650,000	USD	1,652,256	37,640
BNP Paribas SA	2/02/24	BRL	8,007,500	USD	1,637,291	8,483
Citibank N.A.	1/12/24	GBP	2,646,700	USD	3,324,963	48,819
Citibank N.A.	1/12/24	USD	2,496,275	CHF	2,182,700	(101,105)
Deutsche Bank AG	1/12/24	IDR	10,311,876,000	USD	664,061	5,613
Goldman Sachs International	1/12/24	HUF	291,891,200	USD	832,259	8,057
Goldman Sachs International	1/12/24	USD	412,263	CZK	9,376,250	(6,886)
HSBC Bank USA	1/12/24	JPY	383,782,799	USD	2,654,357	70,512
UBS AG	1/12/24	AUD	5,044,000	USD	3,320,329	117,907
						$279,179

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Topix Index	3/07/24	7	$1,165,694	$8,916
E Mini Russell 2000 Index	3/15/24	73	6,935,380	538,725
Nasdaq 100 E Mini Index	3/15/24	8	2,608,746	115,014
S&P 500 E Mini Index	3/15/24	18	4,191,147	146,853
Xae Energy	3/15/24	30	2,583,041	75,859
SPI 200 Futures	3/21/24	12	1,525,307	25,333
				$910,700
Short
E-Mini S&P 500 Real Estate Index	3/15/24	25	$(1,165,315)	$(73,123)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 5.306%	Annually	7/14/24	USD	4,853,000	$1,005	$—	$1,005

OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional	Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
SPDR S&P Retail ETF+30 BP	13,355	Monthly	1Day-SOFR+30 BP	USD 946,202	Monthly	Goldman Sachs International	1/16/26	$(19,632)	$—	$(19,632)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
USD	U.S. Dollar

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 96.1%
Basic Materials — 2.2%
Chemicals — 1.0%
Element Solutions, Inc.	115,145	$2,664,455
FMC Corp.	22,989	1,449,456
Hawkins, Inc.	2,912	205,063
HB Fuller Co.	5,022	408,841
Orion SA	22,502	623,981
Quaker Chemical Corp.	6,447	1,375,919
RPM International, Inc.	10,100	1,127,463
		7,855,178
Iron & Steel — 0.3%
Carpenter Technology Corp.	5,974	422,959
Haynes International, Inc.	11,026	629,033
Reliance Steel & Aluminum Co.	5,430	1,518,663
		2,570,655
Mining — 0.9%
Cameco Corp.	30,470	1,313,257
Constellium SE (a)	111,999	2,235,500
ERO Copper Corp. (a) (b)	23,025	364,042
Franco-Nevada Corp.	10,555	1,169,131
Freeport-McMoRan, Inc.	33,044	1,406,683
Osisko Gold Royalties Ltd. (b)	10,001	142,726
Royal Gold, Inc.	3,047	368,565
		6,999,904
		17,425,737
Communications — 3.1%
Advertising — 0.5%
Advantage Solutions, Inc. (a)	71,050	257,201
Boston Omaha Corp. Class A (a)	7,083	111,416
Trade Desk, Inc. Class A (a)	53,300	3,835,468
		4,204,085
Internet — 0.7%
Chewy, Inc. Class A (a)	12,084	285,545
Figs, Inc. Class A (a) (b)	67,792	471,155
GoDaddy, Inc. Class A (a)	2,689	285,464
Maplebear, Inc., Lockup Shares (Acquired 11/19/21, Cost $407,180) (a) (c) (d)	3,368	79,047

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Match Group, Inc. (a)	20,835	$760,478
Open Lending Corp. Class A (a)	87,187	741,961
Opendoor Technologies, Inc. (a)	32,082	143,727
Rover Group, Inc., Earnout Shares 16.00 (Acquired 8/02/21, Cost $0) (a) (c) (d) (e)	15,883	—
Spotify Technology SA (a)	16,200	3,044,142
		5,811,519
Media — 1.2%
DISH Network Corp. Class A (a)	43,189	249,200
Liberty Media Corp-Liberty Formula One Class C (a)	23,058	1,455,651
New York Times Co. Class A	42,023	2,058,707
News Corp. Class A	154,056	3,782,075
News Corp. Class B	17,729	455,990
Nexstar Media Group, Inc.	680	106,590
Scholastic Corp.	18,044	680,259
Sphere Entertainment Co (a)	14,396	488,888
		9,277,360
Telecommunications — 0.7%
Arista Networks, Inc. (a)	5,716	1,346,175
Corning, Inc.	100,070	3,047,131
DigitalBridge Group, Inc.	24,331	426,766
ESC GCI Liberty Inc (a) (d) (e)	29,586	—
Frontier Communications Parent, Inc. (a)	10,543	267,160
Viavi Solutions, Inc. (a)	44,941	452,556
		5,539,788
		24,832,752
Consumer, Cyclical — 11.6%
Airlines — 0.5%
Allegiant Travel Co.	9,752	805,613
Southwest Airlines Co.	95,594	2,760,754
Sun Country Airlines Holdings, Inc. (a)	13,319	209,508
		3,775,875
Apparel — 0.6%
Birkenstock Holding PLC (a)	11,865	578,181
Oxford Industries, Inc.	1,459	145,900
Ralph Lauren Corp.	18,949	2,732,446
Skechers USA, Inc. Class A (a)	8,406	524,030
Steven Madden Ltd.	17,542	736,764
		4,717,321
Auto Manufacturers — 0.8%
General Motors Co.	70,783	2,542,525
PACCAR, Inc.	9,177	896,134
Rivian Automotive, Inc. Class A (a) (b)	143,356	3,363,132
		6,801,791
Auto Parts & Equipment — 0.2%
Dorman Products, Inc. (a)	7,158	597,049
Mobileye Global, Inc. Class A (a) (b)	7,516	325,593

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shyft Group, Inc.	9,604	$117,361
Visteon Corp. (a)	2,148	268,285
		1,308,288
Distribution & Wholesale — 0.7%
Pool Corp.	328	130,777
Rush Enterprises, Inc. Class A	21,153	1,063,996
SiteOne Landscape Supply, Inc. (a)	20,905	3,397,062
VSE Corp.	11,442	739,268
		5,331,103
Entertainment — 0.3%
Caesars Entertainment, Inc. (a)	22,334	1,047,018
Liberty Media Corp-Liberty Live Class C (a)	16,328	610,504
Marriott Vacations Worldwide Corp.	5,265	446,946
Red Rock Resorts, Inc. Class A	9,201	490,689
SeaWorld Entertainment, Inc. (a)	995	52,566
		2,647,723
Food Services — 0.2%
Compass Group PLC	52,676	1,439,367
Home Builders — 0.4%
Installed Building Products, Inc.	2,300	420,486
LCI Industries	3,834	481,972
Meritage Home Corp.	8,955	1,559,961
Skyline Champion Corp. (a)	13,859	1,029,170
		3,491,589
Housewares — 0.1%
Scotts Miracle-Gro Co.	17,711	1,129,076
Leisure Time — 0.0%
Peloton Interactive, Inc. Class A (a)	32,733	199,344
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (c) (d) (e)	39,882	12,363
		211,707
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	22,700	4,133,443
MGM Resorts International	25,611	1,144,300
Wyndham Hotels & Resorts, Inc.	10,523	846,154
		6,123,897
Retail — 7.0%
Abercrombie & Fitch Co. Class A (a)	1,551	136,829
Advance Auto Parts, Inc.	33,394	2,038,036
Asbury Automotive Group, Inc. (a)	1,917	431,268
Bath & Body Works, Inc.	94,983	4,099,466
Beacon Roofing Supply, Inc. (a)	24,486	2,130,772
BJ's Restaurants, Inc. (a)	25,523	919,083
Burlington Stores, Inc. (a)	31,878	6,199,633
Caleres, Inc.	30,557	939,017
Carvana Co. (a) (b)	5,304	280,794

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Casey's General Stores, Inc.	6,500	$1,785,810
Cava Group, Inc. (a) (b)	91,593	3,936,667
Chipotle Mexican Grill, Inc. (a)	380	869,045
Chuy's Holdings, Inc. (a)	11,592	443,162
Dollar General Corp.	17,213	2,340,107
Dollar Tree, Inc. (a)	17,577	2,496,813
Domino's Pizza, Inc.	8,452	3,484,168
Dutch Bros, Inc. Class A (a)	27,148	859,777
Five Below, Inc. (a)	23,043	4,911,846
Floor & Decor Holdings, Inc. Class A (a)	18,008	2,008,973
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $10,553) (a) (c) (d) (e)	10,553	4,960
Group 1 Automotive, Inc.	1,841	561,026
Jack in the Box, Inc.	3,900	318,357
Kohl's Corp.	18,502	530,637
Lululemon Athletica, Inc. (a)	2,150	1,099,274
Moncler SpA	12,177	750,912
MSC Industrial Direct Co., Inc. Class A	621	62,882
O'Reilly Automotive, Inc. (a)	320	304,026
Ollie's Bargain Outlet Holdings, Inc. (a)	10,127	768,538
Papa John's International, Inc.	27,592	2,103,338
Restoration Hardware, Inc. (a)	1,558	454,126
Ross Stores, Inc.	18,500	2,560,215
Savers Value Village, Inc. (a)	17,261	299,996
Tractor Supply Co.	2,364	508,331
Ulta Beauty, Inc. (a)	2,600	1,273,974
Warby Parker, Inc. Class A (a)	38,622	544,570
Wingstop, Inc.	5,798	1,487,651
Yum! Brands, Inc.	18,776	2,453,272
		56,397,351
Textiles — 0.0%
UniFirst Corp.	1,888	345,334
		93,720,422
Consumer, Non-cyclical — 24.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. (Acquired 7/31/20, Cost $48,230) (a) (c) (d) (e)	1,459	7,616
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	23,219
		30,835
Beverages — 0.6%
Boston Beer Co., Inc. Class A (a)	4,948	1,709,979
Coca-Cola Consolidated, Inc.	579	537,543
Constellation Brands, Inc. Class A	6,225	1,504,894
Monster Beverage Corp. (a)	16,865	971,593
		4,724,009
Biotechnology — 4.8%
ACADIA Pharmaceuticals, Inc. (a)	6,664	208,650
Akero Therapeutics, Inc. (a)	7,302	170,502
Allakos, Inc. (a)	17,088	46,650
Alnylam Pharmaceuticals, Inc. (a)	18,059	3,456,673
Alpine Immune Sciences, Inc. (a)	4,066	77,498

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apellis Pharmaceuticals, Inc. (a)	35,670	$2,135,206
Arcellx, Inc. (a)	7,791	432,401
Argenx SE ADR (a)	9,518	3,620,933
Autolus Therapeutics PLC ADR (a)	5,472	35,240
Avid Bioservices, Inc. (a)	32,073	208,475
Avidity Biosciences, Inc. (a)	13,069	118,274
BeiGene Ltd. ADR (a)	934	168,456
Biogen, Inc. (a)	6,500	1,682,005
Black Diamond Therapeutics, Inc. (a)	27,640	77,668
Blueprint Medicines Corp. (a)	19,698	1,816,944
Bridgebio Pharma, Inc. (a)	10,779	435,148
C4 Therapeutics, Inc. (a)	6,196	35,007
Cabaletta Bio, Inc. (a)	12,816	290,923
Cargo Therapeutics, Inc. (a)	2,279	52,759
Certara, Inc. (a)	17,335	304,923
Crinetics Pharmaceuticals, Inc. (a)	23,305	829,192
CRISPR Therapeutics AG (a) (b)	17,205	1,077,033
CureVac NV (a) (b)	7,438	31,314
Cymabay Therapeutics, Inc. (a)	8,195	193,566
Cytokinetics, Inc. (a)	20,119	1,679,735
Day One Biopharmaceuticals, Inc. (a)	4,857	70,912
Denali Therapeutics, Inc. (a)	9,991	214,407
Disc Medicine, Inc. (a)	1,376	79,478
Entrada Therapeutics, Inc. (a)	7,443	112,315
EyePoint Pharmaceuticals, Inc. (a)	15,777	364,606
Generation Bio Co. (a)	15,304	25,252
Guardant Health, Inc. (a)	8,238	222,838
HilleVax, Inc. (a)	9,886	158,670
Icosavax, Inc. (a)	29,416	463,596
Ideaya Biosciences, Inc. (a)	7,410	263,648
IGM Biosciences, Inc. (a) (b)	6,399	53,176
Immatics NV (a)	20,972	220,835
Immunocore Holdings PLC ADR (a) (b)	4,219	288,242
Immunovant, Inc. (a)	2,559	107,811
Insmed, Inc. (a)	59,488	1,843,533
Intellia Therapeutics, Inc. (a)	3,531	107,660
Ionis Pharmaceuticals, Inc. (a)	63,133	3,193,899
Karuna Therapeutics, Inc. (a)	11,874	3,758,240
Keros Therapeutics, Inc. (a)	3,128	124,369
Kymera Therapeutics, Inc. (a)	21,314	542,654
Legend Biotech Corp. ADR (a)	1,548	93,143
MacroGenics, Inc. (a)	41,985	403,896
Monte Rosa Therapeutics, Inc. (a)	11,162	63,065
MoonLake Immunotherapeutics (a)	10,748	649,072
MorphoSys AG ADR (a)	52,118	515,968
NeoGenomics, Inc. (a)	46,174	747,095
Nurix Therapeutics, Inc. (a)	5,116	52,797
Nuvalent, Inc., Class A (a)	1,682	123,778
Pliant Therapeutics, Inc. (a)	7,717	139,755
Prime Medicine, Inc. (a) (b)	5,848	51,813
Prothena Corp. PLC (a)	7,019	255,070
RAPT Therapeutics, Inc. (a)	14,930	371,011
Relay Therapeutics, Inc. (a)	19,747	217,414
Replimune Group, Inc. (a)	9,327	78,627
Revolution Medicines, Inc. (a)	6,645	190,579
Rocket Pharmaceuticals, Inc. (a)	3,333	99,890
Sarepta Therapeutics, Inc. (a)	6,486	625,445
Scholar Rock Holding Corp. (a)	15,530	291,964

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SpringWorks Therapeutics, Inc. (a)	3,876	$141,474
Structure Therapeutics, Inc. ADR (a)	12,300	501,348
Syndax Pharmaceuticals, Inc. (a)	18,083	390,774
Tenaya Therapeutics, Inc. (a)	8,468	27,436
Ultragenyx Pharmaceutical, Inc. (a)	3,943	188,554
Verve Therapeutics, Inc. (a)	21,376	297,981
Xencor, Inc. (a)	16,714	354,838
Xenon Pharmaceuticals, Inc. (a)	5,918	272,583
Zai Lab Ltd. ADR (a) (b)	3,399	92,895
Zentalis Pharmaceuticals, Inc. (a)	19,690	298,304
		38,937,885
Commercial Services — 5.8%
API Group Corp. (a)	26,893	930,498
Ashtead Group PLC	19,962	1,383,176
Booz Allen Hamilton Holding Corp.	20,354	2,603,480
Bright Horizons Family Solutions, Inc. (a)	40,370	3,804,469
Clarivate PLC (a) (b)	53,762	497,836
Colliers International Group, Inc. (b)	4,500	569,340
CoStar Group, Inc. (a)	23,453	2,049,558
Equifax, Inc.	13,800	3,412,602
FleetCor Technologies, Inc. (a)	19,644	5,551,591
FTI Consulting, Inc. (a)	2,371	472,185
Global Payments, Inc.	23,523	2,987,421
Green Dot Corp. Class A (a)	28,325	280,417
Herc Holdings, Inc.	3,140	467,515
Legalzoom.com Inc. (a)	27,654	312,490
MarketAxess Holdings, Inc.	4,375	1,281,219
Monro, Inc.	33,214	974,499
Morningstar, Inc.	5,453	1,560,867
Multiplan Corp. (a) (b)	193,190	278,194
Paylocity Holding Corp. (a)	27,936	4,605,249
Quanta Services, Inc.	3,100	668,980
Rent the Runway, Inc. Class A (a) (b)	33,301	17,566
Rentokil Initial PLC	181,001	1,027,962
Strategic Education, Inc.	22,651	2,092,273
Toast, Inc., Class A (a)	68,323	1,247,578
Transcat, Inc. (a)	1,123	122,777
TransUnion	23,300	1,600,943
United Rentals, Inc.	3,900	2,236,338
Verisk Analytics, Inc.	5,300	1,265,958
WillScot Mobile Mini Holdings Corp. (a)	43,960	1,956,220
		46,259,201
Cosmetics & Personal Care — 0.3%
elf Beauty, Inc. (a)	3,272	472,280
Kenvue, Inc.	99,904	2,150,933
		2,623,213
Food — 1.3%
Flowers Foods, Inc.	99,883	2,248,366
Nomad Foods Ltd. (a)	45,192	766,004
Post Holdings, Inc. (a)	14,537	1,280,128
Simply Good Foods Co. (a)	21,331	844,708
Sysco Corp.	17,827	1,303,689
TreeHouse Foods, Inc. (a)	26,065	1,080,394

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	41,810	$2,247,288
Utz Brands, Inc.	27,945	453,827
		10,224,404
Health Care – Products — 6.2%
10X Genomics, Inc. Class A (a)	8,500	475,660
Agilent Technologies, Inc.	36,500	5,074,595
Alcon, Inc.	22,800	1,781,136
Atrion Corp.	840	318,184
Avanos Medical, Inc. (a)	13,494	302,670
Avantor, Inc. (a)	147,400	3,365,142
Azenta, Inc. (a)	2,368	154,251
Baxter International, Inc.	58,481	2,260,875
Bio-Techne Corp.	3,607	278,316
Bruker Corp.	54,749	4,022,956
Cooper Cos., Inc.	6,200	2,346,328
Enovis Corp. (a)	23,733	1,329,523
Exact Sciences Corp. (a)	10,500	776,790
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (c) (d) (e)	31,900	—
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (e)	21,260	—
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (e)	21,260	—
Haemonetics Corp. (a)	6,900	590,019
Hologic, Inc. (a)	78,500	5,608,825
ICU Medical, Inc. (a)	3,393	338,418
Lantheus Holdings, Inc. (a)	7,688	476,656
Masimo Corp. (a)	8,500	996,285
Neogen Corp. (a)	34,209	687,943
Pacific Biosciences of California, Inc. (a)	51,131	501,595
Penumbra, Inc. (a)	3,825	962,140
PROCEPT BioRobotics Corp. (a)	24,526	1,027,885
Quidelortho Corp. (a)	39,480	2,909,676
Repligen Corp. (a)	12,486	2,244,983
RxSight, Inc. (a)	5,330	214,906
Sartorius Stedim Biotech	1,055	280,210
Teleflex, Inc.	23,420	5,839,543
Utah Medical Products, Inc.	2,365	199,180
West Pharmaceutical Services, Inc.	8,438	2,971,189
Zimmer Biomet Holdings, Inc.	14,187	1,726,558
		50,062,437
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	30,700	2,387,232
Agiliti, Inc. (a)	29,340	232,373
agilon health, Inc. (a) (b)	89,657	1,125,195
Catalent, Inc. (a)	90,977	4,087,597
Centene Corp. (a)	16,736	1,241,978
Charles River Laboratories International, Inc. (a)	8,932	2,111,525
Ensign Group, Inc.	8,470	950,419
Eurofins Scientific SE	12,131	793,709
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	874	384
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	874	339

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (c) (d) (e)	874	$302
ICON PLC (a)	3,364	952,247
Innovage Holding Corp. (a)	40,750	244,500
Molina Healthcare, Inc. (a)	12,560	4,538,054
Pennant Group, Inc. (a)	19,785	275,407
Select Medical Holdings Corp.	185,730	4,364,655
Sotera Health Co. (a)	26,546	447,300
US Physical Therapy, Inc.	5,029	468,401
		24,221,617
Household Products & Wares — 0.5%
Avery Dennison Corp.	14,500	2,931,320
Reynolds Consumer Products, Inc.	29,000	778,360
		3,709,680
Pharmaceuticals — 1.6%
Agios Pharmaceuticals, Inc. (a)	8,534	190,052
Arvinas, Inc. (a)	7,140	293,882
Ascendis Pharma AS ADR (a)	23,093	2,908,563
BellRing Brands, Inc. (a)	27,639	1,532,030
Capsule, Corp. (Acquired 4/07/21, Cost $72,342) (a) (c) (d) (e)	4,992	7,039
Cardinal Health, Inc.	9,441	951,653
Centessa Pharmaceuticals PLC ADR (a)	3,637	28,950
DENTSPLY SIRONA, Inc.	74,603	2,655,121
Elanco Animal Health, Inc. (a)	138,549	2,064,380
Immuneering Corp. Class A (a)	5,460	40,131
Leap Therapeutics Holdback Shares (Acquired 2/09/23, Cost $5,223) (a) (c) (d)	400	1,492
Longboard Pharmaceuticals, Inc. (a)	3,060	18,452
Mirum Pharmaceuticals, Inc. (a)	2,048	60,457
Morphic Holding, Inc. (a)	3,768	108,820
Neurocrine Biosciences, Inc. (a)	1,042	137,294
Vaxcyte, Inc. (a)	12,216	767,165
Viatris, Inc.	125,049	1,354,281
		13,119,762
		193,913,043
Energy — 5.3%
Coal — 0.0%
Alpha Metallurgical Resources, Inc.	494	167,427
Energy – Alternate Sources — 0.1%
Shoals Technologies Group, Inc. Class A (a)	17,800	276,612
Oil & Gas — 2.6%
Advantage Energy Ltd. (a)	43,309	278,801
Chesapeake Energy Corp. (b)	20,409	1,570,268
Coterra Energy, Inc.	42,100	1,074,392
Diamondback Energy, Inc.	8,912	1,382,073
EQT Corp.	49,200	1,902,072
Kimbell Royalty Partners LP	17,393	261,765
Magnolia Oil & Gas Corp. Class A	66,598	1,417,871
Matador Resources Co.	39,345	2,237,157
Noble Corp. PLC	9,476	456,364

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Permian Resources Corp.	45,310	$616,216
Pioneer Natural Resources Co.	1,466	329,674
Range Resources Corp.	90,281	2,748,154
SM Energy Co.	22,142	857,338
Southwestern Energy Co. (a)	275,833	1,806,706
Suncor Energy, Inc.	52,866	1,693,827
Weatherford International PLC (a)	26,354	2,578,212
		21,210,890
Oil & Gas Services — 2.2%
Baker Hughes Co.	41,257	1,410,164
ChampionX Corp.	51,954	1,517,577
Enerflex Ltd. (b)	91,271	422,242
Expro Group Holdings NV (a)	110,735	1,762,901
Liberty Energy, Inc.	67,388	1,222,418
Nov, Inc.	21,900	444,132
Ranger Energy Services, Inc.	14,795	151,353
SEACOR Marine Holdings, Inc. (a)	36,248	456,362
TechnipFMC PLC	347,127	6,991,138
Tidewater, Inc. (a)	39,656	2,859,594
		17,237,881
Pipelines — 0.4%
Cheniere Energy, Inc.	17,400	2,970,354
DT Midstream, Inc. (a)	9,200	504,160
		3,474,514
		42,367,324
Financial — 16.0%
Banks — 5.6%
BankUnited, Inc.	55,453	1,798,341
Blue Foundry Bancorp (a)	20,556	198,777
Cadence Bank	27,585	816,240
Cathay General Bancorp	7,870	350,766
Coastal Financial Corp. (a)	6,649	295,282
Columbia Banking System, Inc.	72,980	1,947,107
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (c) (d) (e)	697	50,888
CrossFirst Bankshares, Inc. (a)	44,835	608,859
Dime Community Bancshares, Inc.	15,459	416,311
Dogwood State Bank, (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (c) (d) (e)	5,369	94,226
Dogwood State Bank, (Voting) (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (e)	2,637	46,279
East West Bancorp, Inc.	28,118	2,023,090
Eastern Bankshares, Inc.	97,446	1,383,733
Equity Bancshares, Inc. Class A	9,517	322,626
Farmers & Merchants Bank of Long Beach/Long Beach CA (b)	31	158,906
FB Financial Corp.	32,132	1,280,460
Fifth Third Bancorp	115,957	3,999,357
First Bancshares, Inc.	23,018	675,118
Five Star Bancorp	9,617	251,773
HarborOne Bancorp, Inc.	41,284	494,582
Heritage Commerce Corp.	23,977	237,852
Home BancShares, Inc.	57,780	1,463,567
John Marshall Bancorp, Inc.	12,083	272,593

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kearny Financial Corp.	48,462	$434,704
Live Oak Bancshares, Inc.	45,059	2,050,185
Metropolitan Bank Holding Corp. (a)	7,104	393,420
National Bank Holdings Corp. Class A	22,710	844,585
Origin Bancorp, Inc.	29,228	1,039,640
Pinnacle Financial Partners, Inc.	28,578	2,492,573
Ponce Financial Group, Inc. (a)	21,067	205,614
Popular, Inc.	54,173	4,445,978
Preferred Bank	7,266	530,781
Prosperity Bancshares, Inc.	5,514	373,463
Provident Bancorp, Inc. (a)	13,162	132,541
Sandy Spring Bancorp, Inc.	20,091	547,279
Southern First Bancshares, Inc. (a)	5,100	189,210
SouthState Corp.	27,002	2,280,319
Texas Capital Bancshares, Inc. (a)	20,721	1,339,198
Towne Bank	28,270	841,315
Veritex Holdings, Inc.	30,113	700,730
Walker & Dunlop, Inc.	8,221	912,613
Webster Financial Corp.	57,004	2,893,523
Western Alliance Bancorp	51,165	3,366,145
		45,200,549
Diversified Financial Services — 2.7%
Apollo Global Management, Inc.	15,359	1,431,305
Assetmark Financial Holdings, Inc. (a)	13,231	396,268
Cboe Global Markets, Inc.	8,906	1,590,255
Columbia Financial, Inc. (a)	12,050	232,324
Encore Capital Group, Inc. (a)	8,436	428,127
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	25,017
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	35,795	987,226
Houlihan Lokey, Inc.	9,716	1,165,046
Intercontinental Exchange, Inc.	19,600	2,517,228
NerdWallet, Inc. Class A (a)	16,253	239,244
OneMain Holdings, Inc.	36,106	1,776,415
OTC Markets Group, Inc. Class A (b)	4,941	276,202
PennyMac Financial Services, Inc.	35,928	3,174,957
PRA Group, Inc. (a)	21,733	569,405
Radian Group, Inc.	30,302	865,122
Raymond James Financial, Inc.	12,650	1,410,475
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (c) (d) (e)	487	5,547
StepStone Group, Inc. Class A	24,015	764,398
TMX Group Ltd.	21,627	523,109
Tradeweb Markets, Inc. Class A	26,400	2,399,232
Virtus Investment Partners, Inc.	3,055	738,577
Voya Financial, Inc.	4,172	304,389
		21,819,868
Insurance — 2.7%
Allstate Corp.	11,522	1,612,850
Assurant, Inc.	29,112	4,905,081
Axis Capital Holdings Ltd.	30,073	1,665,142
BRP Group, Inc. Class A (a)	4,896	117,602
Corebridge Financial, Inc.	64,041	1,387,128
First American Financial Corp.	18,779	1,210,119
Hanover Insurance Group, Inc.	14,200	1,724,164
Jackson Financial, Inc. Class A	26,060	1,334,272
James River Group Holdings Ltd.	23,968	221,464

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kemper Corp.	35,994	$1,751,828
Markel Group, Inc. (a)	550	780,945
Palomar Holdings, Inc. (a)	1,673	92,851
ProAssurance Corp.	30,264	417,341
RenaissanceRe Holdings Ltd.	8,125	1,592,500
RLI Corp.	1,200	159,744
Ryan Specialty Holdings, Inc. (a)	14,255	613,250
Selective Insurance Group, Inc.	18,170	1,807,552
Skyward Specialty Insurance Group, Inc. (a)	3,226	109,297
White Mountains Insurance Group Ltd.	440	662,204
		22,165,334
Private Equity — 0.5%
KKR & Co., Inc.	39,700	3,289,145
P10, Inc. Class A	40,444	413,338
		3,702,483
Real Estate — 0.6%
FirstService Corp.	14,593	2,365,379
McGrath RentCorp	2,682	320,821
St. Joe Co.	14,618	879,711
Tricon Residential, Inc.	135,934	1,237,000
		4,802,911
Real Estate Investment Trusts (REITS) — 3.6%
Apartment Investment & Management Co. Class A (a)	168,524	1,319,543
Apple Hospitality REIT, Inc.	44,799	744,111
Community Healthcare Trust, Inc.	564	15,025
CubeSmart	40,177	1,862,204
Digital Realty Trust, Inc.	2,596	349,370
Douglas Emmett, Inc.	27,423	397,634
EastGroup Properties, Inc.	14,793	2,715,107
Equity Residential	27,170	1,661,717
Essential Properties Realty Trust, Inc.	29,287	748,576
Flagship Communities REIT	8,813	140,567
Healthcare Realty Trust, Inc.	17,400	299,802
Independence Realty Trust, Inc.	77,446	1,184,924
Innovative Industrial Properties, Inc.	976	98,400
NETSTREIT Corp.	35,947	641,654
NexPoint Residential Trust, Inc.	8,277	284,977
Pebblebrook Hotel Trust	45,883	733,210
PennyMac Mortgage Investment Trust	45,239	676,323
PotlatchDeltic Corp.	12,633	620,280
Rayonier, Inc.	45,561	1,522,193
Regency Centers Corp.	25,963	1,739,521
Rexford Industrial Realty, Inc.	64,144	3,598,478
Safehold, Inc.	18,044	422,230
Saul Centers, Inc.	15,394	604,522
Simon Property Group, Inc.	4,159	593,240
Sun Communities, Inc.	9,470	1,265,666
Terreno Realty Corp.	29,797	1,867,378
UMH Properties, Inc.	26,975	413,257
Vornado Realty Trust	43,297	1,223,140
Weyerhaeuser Co.	37,653	1,309,195
		29,052,244

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.3%
Capitol Federal Financial, Inc.	50,808	$327,711
FS Bancorp, Inc.	7,917	292,612
Pacific Premier Bancorp, Inc.	27,742	807,570
WSFS Financial Corp.	18,462	847,960
		2,275,853
		129,019,242
Industrial — 16.5%
Aerospace & Defense — 1.1%
Bombardier, Inc. Class B (a)	5,200	208,816
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (c) (d) (e)	41,514	120,391
Howmet Aerospace, Inc.	4,300	232,716
L3 Harris Technologies, Inc.	10,514	2,214,459
Leonardo DRS, Inc. (a)	34,968	700,759
Moog, Inc. Class A	3,534	511,652
Rolls-Royce Holdings PLC (a)	612,365	2,332,130
Spirit AeroSystems Holdings, Inc. Class A (a)	84,679	2,691,099
		9,012,022
Building Materials — 1.6%
AAON, Inc.	6,000	443,220
Armstrong World Industries, Inc.	12,471	1,226,149
Martin Marietta Materials, Inc.	5,831	2,909,144
Modine Manufacturing Co. (a)	2,677	159,817
SPX Technologies, Inc. (a)	16,032	1,619,392
Summit Materials, Inc. Class A (a)	73,172	2,814,195
Trane Technologies PLC	5,448	1,328,767
UFP Industries, Inc.	9,514	1,194,483
Vulcan Materials Co.	4,461	1,012,692
West Fraser Timber Co. Ltd. (b)	697	59,649
West Fraser Timber Co. Ltd.	6,343	542,653
		13,310,161
Electrical Components & Equipment — 0.5%
Littelfuse, Inc.	8,886	2,377,538
Novanta, Inc. (a)	8,411	1,416,497
		3,794,035
Electronics — 2.2%
Amphenol Corp. Class A	20,000	1,982,600
Atmus Filtration Technologies, Inc. (a)	4,344	102,041
Brady Corp. Class A	12,623	740,844
CTS Corp.	12,657	553,617
ESCO Technologies, Inc.	10,603	1,240,869
Fortive Corp.	33,100	2,437,153
Hubbell, Inc.	4,032	1,326,246
Keysight Technologies, Inc. (a)	19,000	3,022,710
Knowles Corp. (a)	16,563	296,643
Mettler-Toledo International, Inc. (a)	670	812,683
Mirion Technologies, Inc. (a)	139,604	1,430,941
Napco Security Technologies, Inc.	11,873	406,650
TE Connectivity Ltd.	11,875	1,668,437
Vishay Intertechnology, Inc.	11,978	287,113

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vontier Corp.	34,491	$1,191,664
		17,500,211
Engineering & Construction — 0.1%
Arcosa, Inc.	7,529	622,197
MYR Group, Inc. (a)	466	67,398
NV5 Global, Inc. (a)	1,612	179,125
		868,720
Environmental Controls — 0.6%
Casella Waste Systems, Inc. Class A (a)	12,167	1,039,792
Stericycle, Inc. (a)	14,176	702,563
Tetra Tech, Inc.	4,922	821,629
Veralto Corp.	14,700	1,209,222
Waste Connections, Inc.	5,200	776,204
		4,549,410
Hand & Machine Tools — 0.8%
Cadre Holdings, Inc.	7,823	257,298
Enerpac Tool Group Corp.	25,588	795,531
MSA Safety, Inc.	3,640	614,541
Stanley Black & Decker, Inc.	47,348	4,644,839
		6,312,209
Machinery – Construction & Mining — 0.1%
BWX Technologies, Inc.	12,800	982,144
Machinery – Diversified — 3.8%
Alamo Group, Inc.	2,796	587,691
ATS Corp. (a)	3,430	147,730
Cactus, Inc. Class A	16,198	735,389
Cognex Corp.	21,800	909,932
Crane Co.	7,158	845,646
CSW Industrials, Inc.	7,435	1,542,093
Esab Corp.	67,799	5,872,749
Graco, Inc.	8,525	739,629
Hydrofarm Holdings Group, Inc. (a)	6,021	5,524
IDEX Corp.	17,522	3,804,202
Ingersoll Rand, Inc.	107,824	8,339,108
Marel Hf.	27,870	96,637
Middleby Corp. (a)	11,778	1,733,368
Mueller Water Products, Inc. Class A	44,381	639,087
Spirax-Sarco Engineering PLC	3,086	412,232
Thermon Group Holdings, Inc. (a)	21,619	704,131
Toro Co.	20,484	1,966,259
Zurn Elkay Water Solutions Corp. Class C	42,455	1,248,602
		30,330,009
Metal Fabricate & Hardware — 0.8%
AZZ, Inc.	17,349	1,007,803
Helios Technologies, Inc.	16,987	770,360
RBC Bearings, Inc. (a)	13,450	3,831,771
Strattec Security Corp. (a)	3,451	86,655
Valmont Industries, Inc.	2,000	467,020

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xometry, Inc. Class A (a)	8,758	$314,500
		6,478,109
Miscellaneous - Manufacturing — 1.7%
EnPro Industries, Inc.	3,800	595,612
Federal Signal Corp.	18,864	1,447,623
John Bean Technologies Corp.	9,890	983,561
Myers Industries, Inc.	8,073	157,827
Teledyne Technologies, Inc. (a)	9,152	4,084,446
Textron, Inc.	83,455	6,711,451
		13,980,520
Packaging & Containers — 1.1%
Ball Corp.	99,923	5,747,571
Clearwater Paper Corp. (a)	10,433	376,840
Pactiv Evergreen, Inc.	3,857	52,879
Sealed Air Corp.	38,305	1,398,899
Westrock Co.	40,739	1,691,483
		9,267,672
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	6,779	1,760,100
Transportation — 1.9%
International Seaways, Inc.	1,514	68,857
JB Hunt Transport Services, Inc.	29,460	5,884,340
Landstar System, Inc.	8,653	1,675,653
Matson, Inc.	2,822	309,291
Norfolk Southern Corp.	8,352	1,974,246
Old Dominion Freight Line, Inc.	4,342	1,759,943
Saia, Inc. (a)	7,645	3,350,192
		15,022,522
		133,167,844
Technology — 14.6%
Commercial Services — 0.0%
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (c) (d) (e)	3,870	24,188
Computers — 2.7%
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (c) (d) (e)	6,130	102,923
ASGN, Inc. (a)	5,851	562,691
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (c) (d) (e)	256	2,483
Conduent, Inc. (a)	77,483	282,813
Crowdstrike Holdings, Inc. Class A (a)	16,262	4,152,014
Endava PLC Sponsored ADR (a)	24,411	1,900,396
Fortinet, Inc. (a)	20,100	1,176,453
Globant SA (a)	9,731	2,315,783
PAR Technology Corp. (a) (b)	34,529	1,503,393
Parsons Corp. (a)	29,037	1,820,910
Pure Storage, Inc. Class A (a)	42,629	1,520,150
Western Digital Corp. (a)	122,463	6,413,387
		21,753,396

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.2%
Zebra Technologies Corp. Class A (a)	4,846	$1,324,557
Semiconductors — 4.6%
Allegro MicroSystems, Inc. (a)	12,300	372,321
Diodes, Inc. (a)	2,998	241,399
Entegris, Inc.	37,277	4,466,530
KLA Corp.	2,689	1,563,116
Lattice Semiconductor Corp. (a)	53,272	3,675,235
MACOM Technology Solutions Holdings, Inc. (a)	21,756	2,022,220
Marvell Technology, Inc.	124,810	7,527,291
Microchip Technology, Inc.	76,900	6,934,842
MKS Instruments, Inc.	51,381	5,285,564
Monolithic Power Systems, Inc.	2,804	1,768,707
NXP Semiconductors NV	4,900	1,125,432
Onto Innovation, Inc. (a)	13,416	2,051,307
Power Integrations, Inc.	4,083	335,255
		37,369,219
Software — 7.1%
Agilysys, Inc. (a)	6,558	556,250
Alignment Healthcare, Inc. (a)	93,108	801,660
Altair Engineering, Inc. Class A (a)	8,174	687,842
Amplitude, Inc. Class A (a)	50,361	640,592
Atlassian Corp. Class A (a)	8,948	2,128,371
Bill Holdings, Inc. (a)	27,120	2,212,721
Braze, Inc. Class A (a)	4,000	212,520
Broadridge Financial Solutions, Inc.	9,700	1,995,775
CCC Intelligent Solutions Holdings, Inc. (a)	127,977	1,457,658
Ceridian HCM Holding, Inc. (a)	43,490	2,919,049
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	15,444	83,398
Clear Secure, Inc. Class A	40,746	841,405
Confluent, Inc. Class A (a)	8,260	193,284
Databricks, Inc. (Acquired 7/24/20-8/28/20, Cost $24,732) (a) (c) (d) (e)	1,545	113,558
Datadog, Inc. Class A (a)	8,148	989,004
Descartes Systems Group, Inc. (a)	26,398	2,219,016
DocuSign, Inc. (a)	21,742	1,292,562
DoubleVerify Holdings, Inc. (a)	41,917	1,541,707
Duolingo, Inc. (a)	3,257	738,850
Dynatrace, Inc. (a)	4,592	251,136
Enfusion, Inc. Class A (a)	7,101	68,880
Envestnet, Inc. (a)	12,913	639,452
Fair Isaac Corp. (a)	2,200	2,560,822
Five9, Inc. (a)	9,598	755,267
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (c) (d) (e)	15,332	235,806
HubSpot, Inc. (a)	4,257	2,471,359
Intapp, Inc. (a)	13,969	531,101
JFrog Ltd. (a)	4,267	147,681
Manhattan Associates, Inc. (a)	2,489	535,931
Model N, Inc. (a)	8,100	218,133
Monday.com Ltd. (a)	9,475	1,779,500
MongoDB, Inc. (a)	3,513	1,436,290
nCino, Inc. (a)	8,958	301,258
Outset Medical, Inc. (a)	22,338	120,849
Paycor HCM, Inc. (a)	50,403	1,088,201
Phreesia, Inc. (a)	13,230	306,274
Privia Health Group, Inc. (a)	34,239	788,524

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Procore Technologies, Inc. (a)	28,584	$1,978,584
PTC, Inc. (a)	19,148	3,350,134
Roper Technologies, Inc.	6,776	3,694,072
Samsara, Inc. Class A (a)	38,590	1,288,134
ServiceTitan, Inc. (Acquired 11/09/18-5/04/21, Cost $28,780) (a) (c) (d) (e)	618	45,058
SS&C Technologies Holdings, Inc.	29,292	1,790,034
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (c) (d) (e)	2,657	13,046
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (c) (d) (e)	4,820	94,327
Tyler Technologies, Inc. (a)	4,100	1,714,292
Veeva Systems, Inc. Class A (a)	25,686	4,945,069
Verra Mobility Corp. (a)	46,914	1,080,429
Vimeo, Inc. (a)	83,922	328,974
Workiva, Inc. (a)	11,228	1,139,979
		57,323,818
		117,795,178
Utilities — 2.7%
Electric — 2.1%
Ameren Corp.	29,277	2,117,898
CenterPoint Energy, Inc.	38,403	1,097,174
Constellation Energy Corp.	16,783	1,961,765
Evergy, Inc.	30,263	1,579,729
FirstEnergy Corp.	88,922	3,259,880
IDACORP, Inc.	20,656	2,030,898
MGE Energy, Inc.	15,433	1,115,960
Northwestern Energy Group, Inc.	3,622	184,324
OGE Energy Corp.	22,653	791,269
PG&E Corp.	118,074	2,128,874
PNM Resources, Inc.	11,672	485,555
		16,753,326
Gas — 0.4%
Chesapeake Utilities Corp.	15,383	1,624,906
ONE Gas, Inc.	15,969	1,017,545
Southwest Gas Holdings, Inc.	10,482	664,035
		3,306,486
Water — 0.2%
Artesian Resources Corp. Class A	5,554	230,213
California Water Service Group	20,989	1,088,700
Middlesex Water Co.	3,190	209,328
		1,528,241
		21,588,053

TOTAL COMMON STOCK (Cost $648,010,795)		773,829,595

PREFERRED STOCK — 1.2%
Communications — 0.1%
Internet — 0.1%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (c) (d) (e)	49,629	49,629

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (c) (d) (e)	5,266	$78,779
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (c) (d) (e)	3,470	51,911
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (e)	8,410	94,108
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (c) (d) (e)	51,969	265,042
		539,469
		539,469
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $282,254)
(a) (c) (d) (e)	21,621	88,430
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $252,025)
(a) (c) (d) (e)	12,090	49,448
		137,878
Retail — 0.0%
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217)
(a) (c) (d) (e)	4,025	2,777
		140,655
Consumer, Non-cyclical — 0.4%
Agriculture — 0.0%
Farmer's Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081)
(a) (c) (d) (e)	8,198	42,794
Farmer's Business Network, Inc., Series F, (Acquired 7/31/20, Cost $124,028)
(a) (c) (d) (e)	3,752	19,585
		62,379
Biotechnology — 0.3%
Genesis Therapeutics, Inc., Series A, (Acquired 11/24/20, Cost $25,262)
(a) (c) (d) (e)	4,946	25,262
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812)
(a) (c) (d) (e)	16,853	49,042
Insitro, Inc., Series B, (Acquired 5/21/20, Cost $34,456)
(a) (c) (d) (e)	5,530	101,150
Insitro, Inc., Series C, (Acquired 4/07/21, Cost $62,208)
(a) (c) (d) (e)	3,401	62,208
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906)
(a) (c) (d) (e)	30,866	26,236
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349)
(a) (c) (d) (e)	143,083	121,621
Laronde, Inc., Series B, (Acquired 7/28/21, Cost $109,340)
(a) (c) (d) (e)	3,905	16,401
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720)
(a) (c) (d) (e)	19,306	1,172,453
National Resilience, Inc., Series C, (Acquired 6/09/21, Cost $315,045)
(a) (c) (d) (e)	7,094	430,819
Tessera Therapeutics, Inc., Series C, (Acquired 2/25/22, Cost $34,499)
(a) (c) (d) (e)	1,687	34,499

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Treeline Biosciences, Inc., Series A, (Acquired 4/09/21, Cost $40,640)
(a) (c) (d) (e)	5,192	$40,640
		2,080,331
Commercial Services — 0.0%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290)
(a) (c) (d) (e)	93,556	109,461
Honor Technology, Inc., Series E, (Acquired 9/29/21, Cost $116,646)
(a) (c) (d) (e)	36,897	43,169
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $214,074)
(a) (c) (d) (e)	4,516	215,575
		368,205
Health Care – Products — 0.1%
Cleerly, Inc. Series C, (Acquired 7/08/22, Cost $200,211)
(a) (c) (d) (e)	16,995	152,445
Ring Therapeutics, Inc., Series B, (Acquired 4/12/21, Cost $50,885)
(a) (c) (d) (e)	5,531	50,885
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326)
(a) (c) (d) (e)	2,275	96,733
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149)
(a) (c) (d) (e)	1,741	78,136
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059)
(a) (c) (d) (e)	689	32,018
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176)
(a) (c) (d) (e)	500	24,245
Tempus Labs, Inc., Series G-2, (Acquired 11/19/20, Cost $26,075)
(a) (c) (d) (e)	455	17,645
		452,107
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $125,312)
(a) (c) (d) (e)	45,403	165,267
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $378,132)
(a) (c) (d) (e)	46,683	169,926
		335,193
Pharmaceuticals — 0.0%
Capsule, Corp., Series 1 D, (Acquired 4/07/21, Cost $72,328)
(a) (c) (d) (e)	4,991	7,037
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854)
(a) (c) (d) (e)	7,466	52,785
Haul Hub, Inc., Series C, (Acquired 4/14/22, Cost $43,061)
(a) (c) (d) (e)	2,282	16,134
		75,956
		3,374,171
Financial — 0.1%
Banks — 0.1%
CRB Group, Inc., Series D, (Acquired 1/28/22, Cost $255,280)
(a) (c) (d) (e)	2,428	177,268

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 0.0%
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490)
(a) (c) (d) (e)	1,155	$22,303
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632)
(a) (c) (d) (e)	2,655	38,285
Color Health, Inc., Series E, (Acquired 10/26/21, Cost $15,095)
(a) (c) (d) (e)	151	5,740
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740)
(a) (c) (d) (e)	17,990	—
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858)
(a) (c) (d) (e)	30,861	—
Convoy, Inc., Series E, (Acquired 9/30/21, Cost $72,706)
(a) (c) (d) (e)	4,407	—
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801)
(a) (c) (d) (e)	5,060	57,633
Stash Financial, Inc., Series G, (Acquired 1/26/21, Cost $174,908)
(a) (c) (d) (e)	4,667	53,157
		177,118
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19-7/29/20, Cost $9,665)
(a) (c) (d) (e)	755	—
		354,386
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (c) (d) (e)	7,305	256,177
Electrical Components & Equipment — 0.1%
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (c) (d) (e)	10,749	30,420
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (c) (d) (e)	12,248	248,389
		278,809
Electronics — 0.1%
Sartorius AG 0.434%	2,678	985,290
		1,520,276
Technology — 0.4%
Computers — 0.0%
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (c) (d) (e)	15,355	148,944
Software — 0.4%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	23,433	126,538
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	30,627	165,386
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	7,329	538,682
Databricks, Inc., Series G (Acquired 2/01/21, Cost $50,195) (a) (c) (d) (e)	849	62,402
Databricks, Inc., Series H (Acquired 8/31/21, Cost $114,856) (a) (c) (d) (e)	1,563	114,881
DTX Company, Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (c) (d) (e)	17,154	4,803
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (c) (d) (e)	5,042	108,398
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (c) (d) (e)	58,131	283,098
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (c) (d) (e)	11,083	85,117

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Flexe, Inc., Series D (Acquired 4/07/22, Cost $73,849) (a) (c) (d) (e)	3,621	$27,809
Gusto, Inc., Series B (Acquired 8/18/20, Cost $49,238) (a) (c) (d) (e)	3,644	56,045
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $91,936) (a) (c) (d) (e)	6,804	104,646
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	170,349
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	216,781
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (c) (d) (e)	8,931	382,080
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (c) (d) (e)	18,715	134,561
Seismic Software, Inc., Series F (Acquired 9/25/20, Cost $18,592) (a) (c) (d) (e)	2,115	15,207
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (e)	10	729
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (e)	4,744	345,885
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (c) (d) (e)	220	16,040
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (c) (d) (e)	239	17,425
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (c) (d) (e)	4,702	29,388
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (c) (d) (e)	3,860	24,125
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (c) (d) (e)	69	431
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (c) (d) (e)	8,946	55,913
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (c) (d) (e)	1,090	21,331
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (e)	120	2,348
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (c) (d) (e)	120	2,348
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (c) (d) (e)	13,770	269,479
		3,382,225
		3,531,169

TOTAL PREFERRED STOCK (Cost $10,701,007)		9,460,126

TOTAL EQUITIES (Cost $658,711,802)		783,289,721

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Diversified Financial Services — 0.0%
PRA Group, Inc.
5.000% 10/01/29 (b) (f)	$18,000	14,854
7.375% 9/01/25 (f)	83,000	82,365
		97,219

TOTAL CORPORATE DEBT (Cost $91,730)		97,219

TOTAL BONDS & NOTES (Cost $91,730)		97,219

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%

Communications — 0.0%
Advertising — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	$333
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
REVOLUTION Medicines, Inc. (a)	1,166	385
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (c) (d) (e)	800	6,272
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	444
Insurance — 0.0%
Hagerty, Inc. (a) (d) (e)	3,040	2,959
		9,675

TOTAL WARRANTS (Cost $11,320)		10,393

TOTAL LONG-TERM INVESTMENTS (Cost $658,814,852)		783,397,333

SHORT-TERM INVESTMENTS — 3.0%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	1,354,818	1,354,818
Mutual Fund — 2.7%
T. Rowe Price Government Reserve Investment Fund	21,761,228	21,761,228

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (h)	$1,013,821	1,013,821

TOTAL SHORT-TERM INVESTMENTS (Cost $24,129,867)		24,129,867

TOTAL INVESTMENTS — 100.3% (Cost $682,944,719) (i)		807,527,200

Other Assets/(Liabilities) — (0.3)%		(2,361,288)

NET ASSETS — 100.0%		$805,165,912

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $9,889,400 or 1.23% of net assets. The Fund received $8,821,188 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $9,675,448 or 1.20% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $9,678,407 or 1.20% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $97,219 or 0.01% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,014,001. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,034,108.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%

U.S. Government Agency Obligations and Instrumentalities (a) — 0.2%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association REMICS Series 2020-7, Class KE 2.500% 1/20/50	$153,065	$133,446
Pass-Through Securities — 0.1%
Government National Mortgage Association II
Pool #MA4484 3.000% 6/20/32	104,770	99,774
Pool #MA6381 3.000% 1/20/35	56,273	53,344
Pool #MA6630 3.000% 5/20/35	26,128	24,768
		177,886

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $349,571)		311,332

U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bonds & Notes — 99.1%
U.S. Treasury Bonds
1.125% 5/15/40	2,960,000	1,909,560
1.125% 8/15/40	5,170,000	3,303,408
1.250% 5/15/50	1,880,700	1,016,460
1.375% 11/15/40	6,110,000	4,060,118
1.375% 8/15/50	4,585,000	2,560,264
1.625% 11/15/50	3,580,000	2,137,386
1.750% 8/15/41	6,940,000	4,833,060
1.875% 2/15/41	7,480,000	5,383,263
1.875% 2/15/51	5,115,000	3,252,535
1.875% 11/15/51	4,775,000	3,026,068
2.000% 11/15/41	10,070,000	7,297,603
2.000% 2/15/50	3,535,000	2,330,718
2.000% 8/15/51	3,700,000	2,421,681
2.250% 5/15/41	7,690,000	5,867,230
2.250% 8/15/49	2,550,000	1,784,281
2.250% 2/15/52	11,895,000	8,263,899
2.375% 2/15/42	4,495,000	3,454,829
2.375% 11/15/49	2,220,000	1,595,972
2.375% 5/15/51	2,440,000	1,745,744
2.875% 5/15/49	2,480,000	1,975,475
2.875% 5/15/52	3,985,000	3,179,667
3.000% 2/15/49	2,480,000	2,022,750
3.000% 8/15/52	5,555,000	4,552,645
3.250% 5/15/42	1,945,000	1,709,169
3.375% 8/15/42	5,560,000	4,966,694
3.625% 2/15/53	6,779,300	6,275,090
3.625% 5/15/53	9,830,000	9,111,181

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 2/15/43 (b)	$19,955,000	$19,064,492
3.875% 5/15/43	8,910,000	8,511,287
4.000% 11/15/42	7,395,000	7,200,432
4.000% 11/15/52	3,159,500	3,124,449
4.125% 8/15/53	7,654,100	7,755,786
4.375% 8/15/43	5,495,000	5,618,638
4.750% 11/15/53	350,000	393,531
U.S. Treasury Inflation-Indexed Notes
1.375% 7/15/33	1,792,460	1,737,643
		153,443,008

TOTAL U.S. TREASURY OBLIGATIONS (Cost $186,024,580)		153,443,008

TOTAL BONDS & NOTES (Cost $186,374,151)		153,754,340

TOTAL LONG-TERM INVESTMENTS (Cost $186,374,151)		153,754,340

	Number of Shares
SHORT-TERM INVESTMENTS — 0.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	70	70

TOTAL SHORT-TERM INVESTMENTS (Cost $70)		70

TOTAL INVESTMENTS — 99.3% (Cost $186,374,221) (c)		153,754,410

Other Assets/(Liabilities) — 0.7%		1,100,244

NET ASSETS — 100.0%		$154,854,654

Abbreviation Legend

REMICS	Real Estate Mortgage Investment Conduits

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(b)	All or a portion of this security is pledged/held as collateral for open derivatives.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	1/26/24	111.50	134	USD	15,127,344	$(236,594)	$(100,263)	$(136,331)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	3/19/24	44	$4,857,946	$109,241
U.S. Treasury Ultra Bond	3/19/24	18	2,256,776	147,912
				$257,153
Short
U.S. Treasury Ultra 10 Year	3/19/24	16	$(1,832,634)	$(55,616)

Currency Legend

USD	U.S. Dollar

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 40.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,955,508	$20,806,603
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,363,810	31,391,395
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	448,613	5,123,164
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	884,891	11,078,837
MM S&P 500 Index Fund, Class I (a)	486,885	7,434,736
T. Rowe Price Hedged Equity Fund, Class I	696,308	7,436,574
		83,271,309
Fixed Income Funds — 59.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,985,236	42,823,181
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,030,063	7,818,177
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,340,071	38,930,433
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,350,867	7,065,032
State Street Institutional U.S. Government Money Market Fund	4,637,362	4,637,362
T. Rowe Price Dynamic Credit Fund, Class I	290,064	2,561,264
T. Rowe Price Dynamic Global Bond Fund, Class I	958,114	7,444,545
T. Rowe Price Institutional Floating Rate Fund	302,507	2,861,720
T. Rowe Price Institutional High Yield Fund	905,676	7,100,502
		121,242,216

TOTAL MUTUAL FUNDS (Cost $219,003,305)		204,513,525

TOTAL LONG-TERM INVESTMENTS (Cost $219,003,305)		204,513,525

TOTAL INVESTMENTS — 100.0% (Cost $219,003,305) (b)		204,513,525

Other Assets/(Liabilities) — (0.0)%		(33,313)

NET ASSETS — 100.0%		$204,480,212

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 43.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	179,450	$1,909,349
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	209,902	2,787,504
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	40,630	463,995
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	81,653	1,022,291
MM S&P 500 Index Fund, Class I (a)	43,416	662,956
T. Rowe Price Hedged Equity Fund, Class I	69,611	743,444
		7,589,539
Fixed Income Funds — 56.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	431,671	3,708,053
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	86,771	658,590
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	322,926	2,896,644
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	118,918	621,941
State Street Institutional U.S. Government Money Market Fund	442,040	442,040
T. Rowe Price Dynamic Credit Fund, Class I	27,459	242,466
T. Rowe Price Dynamic Global Bond Fund, Class I	81,529	633,484
T. Rowe Price Institutional Floating Rate Fund	25,556	241,759
T. Rowe Price Institutional High Yield Fund	78,493	615,388
		10,060,365

TOTAL MUTUAL FUNDS (Cost $18,231,465)		17,649,904

TOTAL LONG-TERM INVESTMENTS (Cost $18,231,465)		17,649,904

TOTAL INVESTMENTS — 99.9% (Cost $18,231,465) (b)		17,649,904

Other Assets/(Liabilities) — 0.1%		25,904

NET ASSETS — 100.0%		$17,675,808

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 46.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,104,481	$11,751,681
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,313,885	17,448,387
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	251,673	2,874,106
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	508,099	6,361,402
MM S&P 500 Index Fund, Class I (a)	264,080	4,032,495
T. Rowe Price Hedged Equity Fund, Class I	423,771	4,525,879
		46,993,950
Fixed Income Funds — 53.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,350,751	20,192,948
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	469,375	3,562,558
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,618,065	14,514,044
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	681,668	3,565,123
State Street Institutional U.S. Government Money Market Fund	2,473,319	2,473,319
T. Rowe Price Dynamic Credit Fund, Class I	147,020	1,298,190
T. Rowe Price Dynamic Global Bond Fund, Class I	445,116	3,458,548
T. Rowe Price Institutional Floating Rate Fund	138,062	1,306,068
T. Rowe Price Institutional High Yield Fund	426,960	3,347,363
		53,718,161

TOTAL MUTUAL FUNDS (Cost $107,293,646)		100,712,111

TOTAL LONG-TERM INVESTMENTS (Cost $107,293,646)		100,712,111

TOTAL INVESTMENTS — 100.0% (Cost $107,293,646) (b)		100,712,111

Other Assets/(Liabilities) — (0.0)%		(2,610)

NET ASSETS — 100.0%		$100,709,501

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 49.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,296,915	$13,799,173
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,541,648	20,473,087
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	296,904	3,390,648
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	590,135	7,388,490
MM S&P 500 Index Fund, Class I (a)	320,223	4,889,803
T. Rowe Price Hedged Equity Fund, Class I	490,154	5,234,846
		55,176,047
Fixed Income Funds — 50.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,525,620	21,695,078
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	497,396	3,775,237
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,559,944	13,992,702
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	758,720	3,968,106
State Street Institutional U.S. Government Money Market Fund	2,477,270	2,477,270
T. Rowe Price Dynamic Credit Fund, Class I	153,296	1,353,603
T. Rowe Price Dynamic Global Bond Fund, Class I	479,663	3,726,981
T. Rowe Price Institutional Floating Rate Fund	148,048	1,400,537
T. Rowe Price Institutional High Yield Fund	453,628	3,556,443
		55,945,957

TOTAL MUTUAL FUNDS (Cost $118,145,490)		111,122,004

TOTAL LONG-TERM INVESTMENTS (Cost $118,145,490)		111,122,004

TOTAL INVESTMENTS — 100.0% (Cost $118,145,490) (b)		111,122,004

Other Assets/(Liabilities) — (0.0)%		(322)

NET ASSETS — 100.0%		$111,121,682

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 53.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	6,217,056	$66,149,478
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,328,638	97,324,309
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,412,501	16,130,767
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,824,785	35,366,305
MM S&P 500 Index Fund, Class I (a)	1,424,880	21,757,919
T. Rowe Price Hedged Equity Fund, Class I	2,399,831	25,630,191
		262,358,969
Fixed Income Funds — 47.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	10,852,595	93,223,789
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,067,743	15,694,166
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,891,740	52,848,908
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,313,783	17,331,086
State Street Institutional U.S. Government Money Market Fund	11,187,337	11,187,337
T. Rowe Price Dynamic Credit Fund, Class I	676,390	5,972,522
T. Rowe Price Dynamic Global Bond Fund, Class I	2,036,362	15,822,530
T. Rowe Price Institutional Floating Rate Fund	606,724	5,739,608
T. Rowe Price Institutional High Yield Fund	1,929,254	15,125,351
		232,945,297

TOTAL MUTUAL FUNDS (Cost $525,185,183)		495,304,266

TOTAL LONG-TERM INVESTMENTS (Cost $525,185,183)		495,304,266

TOTAL INVESTMENTS — 100.0% (Cost $525,185,183) (b)		495,304,266

Other Assets/(Liabilities) — (0.0)%		(177,858)

NET ASSETS — 100.0%		$495,126,408

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 58.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,482,419	$79,612,935
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,925,710	118,533,436
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,684,078	19,232,166
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,377,354	42,284,466
MM S&P 500 Index Fund, Class I (a)	1,617,334	24,696,692
T. Rowe Price Hedged Equity Fund, Class I	2,377,786	25,394,757
		309,754,452
Fixed Income Funds — 41.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	10,572,289	90,815,966
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,906,718	14,471,992
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,736,565	42,486,989
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,589,326	18,772,173
State Street Institutional U.S. Government Money Market Fund	12,485,539	12,485,539
T. Rowe Price Dynamic Credit Fund, Class I	525,999	4,644,573
T. Rowe Price Dynamic Global Bond Fund, Class I	1,961,175	15,238,329
T. Rowe Price Institutional Floating Rate Fund	551,464	5,216,845
T. Rowe Price Institutional High Yield Fund	1,760,318	13,800,893
		217,933,299

TOTAL MUTUAL FUNDS (Cost $560,065,387)		527,687,751

TOTAL LONG-TERM INVESTMENTS (Cost $560,065,387)		527,687,751

TOTAL INVESTMENTS — 100.0% (Cost $560,065,387) (b)		527,687,751

Other Assets/(Liabilities) — (0.0)%		(172,890)

NET ASSETS — 100.0%		$527,514,861

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 69.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	23,902,109	$254,318,440
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	28,525,437	378,817,798
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	5,142,998	58,733,043
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,732,153	134,366,553
MM S&P 500 Index Fund, Class I (a)	5,396,653	82,406,898
T. Rowe Price Hedged Equity Fund, Class I	3,058,139	32,660,922
		941,303,654
Fixed Income Funds — 30.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	22,501,143	193,284,814
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	3,328,642	25,264,396
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,989,673	44,757,364
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	9,309,037	48,686,265
State Street Institutional U.S. Government Money Market Fund	33,310,633	33,310,633
T. Rowe Price Dynamic Credit Fund, Class I	375,041	3,311,610
T. Rowe Price Dynamic Global Bond Fund, Class I	4,094,059	31,810,839
T. Rowe Price Institutional Floating Rate Fund	1,103,475	10,438,874
T. Rowe Price Institutional High Yield Fund	3,492,549	27,381,582
		418,246,377

TOTAL MUTUAL FUNDS (Cost $1,394,277,368)		1,359,550,031

TOTAL LONG-TERM INVESTMENTS (Cost $1,394,277,368)		1,359,550,031

TOTAL INVESTMENTS — 100.0% (Cost $1,394,277,368) (b)		1,359,550,031

Other Assets/(Liabilities) — (0.0)%		(584,911)

NET ASSETS — 100.0%		$1,358,965,120

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 80.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,913,208	$169,316,532
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,225,539	255,315,158
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,336,457	38,102,342
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,950,344	87,018,301
MM S&P 500 Index Fund, Class I (a)	4,063,321	62,046,912
		611,799,245
Fixed Income Funds — 19.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	8,758,392	75,234,583
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,057,465	8,026,156
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	6,180	55,433
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	4,428,323	23,160,130
State Street Institutional U.S. Government Money Market Fund	16,421,269	16,421,269
T. Rowe Price Dynamic Global Bond Fund, Class I	1,567,010	12,175,671
T. Rowe Price Institutional Floating Rate Fund	349,844	3,309,523
T. Rowe Price Institutional High Yield Fund	1,226,416	9,615,104
		147,997,869

TOTAL MUTUAL FUNDS (Cost $775,742,259)		759,797,114

TOTAL LONG-TERM INVESTMENTS (Cost $775,742,259)		759,797,114

TOTAL INVESTMENTS — 100.0% (Cost $775,742,259) (b)		759,797,114

Other Assets/(Liabilities) — (0.0)%		(295,302)

NET ASSETS — 100.0%		$759,501,812

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 89.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	30,666,061	$326,286,891
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	37,124,578	493,014,389
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	6,395,251	73,033,769
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,389,567	167,637,378
MM S&P 500 Index Fund, Class I (a)	8,001,415	122,181,611
		1,182,154,038
Fixed Income Funds — 10.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,247,457	62,255,659
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	508,735	3,861,300
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	27,702	248,490
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	4,231,625	22,131,401
State Street Institutional U.S. Government Money Market Fund	26,888,412	26,888,412
T. Rowe Price Dynamic Global Bond Fund, Class I	1,278,343	9,932,729
T. Rowe Price Institutional Floating Rate Fund	211,292	1,998,827
T. Rowe Price Institutional High Yield Fund	843,068	6,609,649
		133,926,467

TOTAL MUTUAL FUNDS (Cost $1,307,258,216)		1,316,080,505

TOTAL LONG-TERM INVESTMENTS (Cost $1,307,258,216)		1,316,080,505

TOTAL INVESTMENTS — 100.0% (Cost $1,307,258,216) (b)		1,316,080,505

Other Assets/(Liabilities) — (0.0)%		(586,919)

NET ASSETS — 100.0%		$1,315,493,586

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 95.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,801,994	$168,133,216
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,179,666	254,705,961
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,290,586	37,578,491
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,881,370	86,154,748
MM S&P 500 Index Fund, Class I (a)	4,225,103	64,517,320
		611,089,736
Fixed Income Funds — 4.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,192,502	10,243,590
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	7,775	69,738
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	987,312	5,163,642
State Street Institutional U.S. Government Money Market Fund	9,090,864	9,090,864
T. Rowe Price Dynamic Global Bond Fund, Class I	192,537	1,496,015
		26,063,849

TOTAL MUTUAL FUNDS (Cost $640,260,924)		637,153,585

TOTAL LONG-TERM INVESTMENTS (Cost $640,260,924)		637,153,585

TOTAL INVESTMENTS — 100.0% (Cost $640,260,924) (b)		637,153,585

Other Assets/(Liabilities) — (0.0)%		(249,693)

NET ASSETS — 100.0%		$636,903,892

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 97.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	24,043,100	$255,818,587
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	29,249,107	388,428,137
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	5,004,450	57,150,815
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,481,991	131,234,529
MM S&P 500 Index Fund, Class I (a)	6,416,573	97,981,068
		930,613,136
Fixed Income Funds — 2.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	680,921	5,849,112
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	12,145	108,940
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	517,413	2,706,069
State Street Institutional U.S. Government Money Market Fund	14,345,874	14,345,874
T. Rowe Price Dynamic Global Bond Fund, Class I	114,361	888,584
		23,898,579

TOTAL MUTUAL FUNDS (Cost $943,936,684)		954,511,715

TOTAL LONG-TERM INVESTMENTS (Cost $943,936,684)		954,511,715

TOTAL INVESTMENTS — 100.0% (Cost $943,936,684) (b)		954,511,715

Other Assets/(Liabilities) — (0.0)%		(434,479)

NET ASSETS — 100.0%		$954,077,236

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 98.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,960,964	$116,624,653
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,339,915	177,154,070
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,270,258	25,926,341
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,783,847	59,893,759
MM S&P 500 Index Fund, Class I (a)	2,914,974	44,511,661
		424,110,484
Fixed Income Funds — 1.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	269,761	2,317,246
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,610	23,415
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	211,976	1,108,634
State Street Institutional U.S. Government Money Market Fund	4,151,323	4,151,323
T. Rowe Price Dynamic Global Bond Fund, Class I	53,671	417,024
		8,017,642

TOTAL MUTUAL FUNDS (Cost $433,428,953)		432,128,126

TOTAL LONG-TERM INVESTMENTS (Cost $433,428,953)		432,128,126

TOTAL INVESTMENTS — 100.0% (Cost $433,428,953) (b)		432,128,126

Other Assets/(Liabilities) — (0.0)%		(161,676)

NET ASSETS — 100.0%		$431,966,450

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 98.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	6,449,412	$68,621,739
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,852,776	104,284,868
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,339,719	15,299,589
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,824,047	35,357,066
MM S&P 500 Index Fund, Class I (a)	1,712,317	26,147,079
		249,710,341
Fixed Income Funds — 1.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	167,352	1,437,553
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,256	11,267
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	125,415	655,920
State Street Institutional U.S. Government Money Market Fund	2,550,757	2,550,757
T. Rowe Price Dynamic Global Bond Fund, Class I	30,382	236,065
		4,891,562

TOTAL MUTUAL FUNDS (Cost $254,549,430)		254,601,903

TOTAL LONG-TERM INVESTMENTS (Cost $254,549,430)		254,601,903

TOTAL INVESTMENTS — 100.0% (Cost $254,549,430) (b)		254,601,903

Other Assets/(Liabilities) — (0.0)%		(88,589)

NET ASSETS — 100.0%		$254,513,314

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.8%

Equity Funds — 97.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	51,999	$553,268
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	62,484	829,783
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	10,983	125,420
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	22,514	281,872
MM S&P 500 Index Fund, Class I (a)	13,621	207,997
		1,998,340
Fixed Income Funds — 1.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,323	11,364
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,072	5,606
State Street Institutional U.S. Government Money Market Fund	19,239	19,239
T. Rowe Price Dynamic Global Bond Fund, Class I	262	2,033
		38,242

TOTAL MUTUAL FUNDS (Cost $1,940,538)		2,036,582

TOTAL LONG-TERM INVESTMENTS (Cost $1,940,538)		2,036,582

TOTAL INVESTMENTS — 99.8% (Cost $1,940,538) (b)		2,036,582

Other Assets/(Liabilities) — 0.2%		3,880

NET ASSETS — 100.0%		$2,040,462

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Total Return Bond Fund ("Total Return Bond Fund")

MassMutual Strategic Bond Fund ("Strategic Bond Fund")

MassMutual Diversified Value Fund ("Diversified Value Fund")

MassMutual Fundamental Value Fund ("Fundamental Value Fund")

MM S&P 500® Index Fund ("S&P 500 Index Fund")

MassMutual Equity Opportunities Fund ("Equity Opportunities Fund")

MassMutual Fundamental Growth Fund ("Fundamental Growth Fund")

MassMutual Blue Chip Growth Fund ("Blue Chip Growth Fund")

MassMutual Growth Opportunities Fund ("Growth Opportunities Fund")

MassMutual Mid Cap Value Fund ("Mid Cap Value Fund")

MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund")

MassMutual Small Company Value Fund ("Small Company Value Fund")

MassMutual Mid Cap Growth Fund ("Mid Cap Growth Fund")

MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MassMutual Overseas Fund ("Overseas Fund")

MassMutual Select T. Rowe Price International Equity Fund ("MM Select T. Rowe Price International Equity Fund")

MassMutual 20/80 Allocation Fund ("20/80 Allocation Fund")

MassMutual 40/60 Allocation Fund ("40/60 Allocation Fund")

MassMutual 60/40 Allocation Fund ("60/40 Allocation Fund")

MassMutual 80/20 Allocation Fund ("80/20 Allocation Fund")

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund ("MM RetireSMART by JPMorgan In Retirement Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund ("MM RetireSMART by JPMorgan 2020 Fund")

MassMutual RetireSMARTSM by JPMorgan 2025 Fund ("MM RetireSMART by JPMorgan 2025 Fund")

MassMutual RetireSMARTSM by JPMorgan 2030 Fund ("MM RetireSMART by JPMorgan 2030 Fund")

MassMutual RetireSMARTSM by JPMorgan 2035 Fund ("MM RetireSMART by JPMorgan 2035 Fund")

MassMutual RetireSMARTSM by JPMorgan 2040 Fund ("MM RetireSMART by JPMorgan 2040 Fund")

MassMutual RetireSMARTSM by JPMorgan 2045 Fund ("MM RetireSMART by JPMorgan 2045 Fund")

MassMutual RetireSMARTSM by JPMorgan 2050 Fund ("MM RetireSMART by JPMorgan 2050 Fund")

MassMutual RetireSMARTSM by JPMorgan 2055 Fund ("MM RetireSMART by JPMorgan 2055 Fund")

MassMutual RetireSMARTSM by JPMorgan 2060 Fund ("MM RetireSMART by JPMorgan 2060 Fund")

MassMutual RetireSMARTSM by JPMorgan 2065 Fund ("MM RetireSMART by JPMorgan 2065 Fund")

MM Equity Asset Fund ("Equity Asset Fund")

MassMutual Select T. Rowe Price Bond Asset Fund ("MM Select T. Rowe Price Bond Asset Fund")

MassMutual Select T. Rowe Price Emerging Markets Bond Fund ("MM Select T. Rowe Price Emerging Markets Bond Fund")

MassMutual Select T. Rowe Price Large Cap Blend Fund ("MM Select T. Rowe Price Large Cap Blend Fund")

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund ("MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund")

MassMutual Select T. Rowe Price Real Assets Fund ("MM Select T. Rowe Price Real Assets Fund")

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund ("MM Select T. Rowe Price Small and Mid Cap Blend Fund")

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund ("MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund")

MassMutual Select T. Rowe Price Retirement Balanced Fund ("MM Select T. Rowe Price Retirement Balanced Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2005 Fund ("MM Select T. Rowe Price Retirement 2005 Fund")

MassMutual Select T. Rowe Price Retirement 2010 Fund ("MM Select T. Rowe Price Retirement 2010 Fund")

MassMutual Select T. Rowe Price Retirement 2015 Fund ("MM Select T. Rowe Price Retirement 2015 Fund")

MassMutual Select T. Rowe Price Retirement 2020 Fund ("MM Select T. Rowe Price Retirement 2020 Fund")

MassMutual Select T. Rowe Price Retirement 2025 Fund ("MM Select T. Rowe Price Retirement 2025 Fund")

MassMutual Select T. Rowe Price Retirement 2030 Fund ("MM Select T. Rowe Price Retirement 2030 Fund")

MassMutual Select T. Rowe Price Retirement 2035 Fund ("MM Select T. Rowe Price Retirement 2035 Fund")

MassMutual Select T. Rowe Price Retirement 2040 Fund ("MM Select T. Rowe Price Retirement 2040 Fund")

MassMutual Select T. Rowe Price Retirement 2045 Fund ("MM Select T. Rowe Price Retirement 2045 Fund")

MassMutual Select T. Rowe Price Retirement 2050 Fund ("MM Select T. Rowe Price Retirement 2050 Fund")

MassMutual Select T. Rowe Price Retirement 2055 Fund ("MM Select T. Rowe Price Retirement 2055 Fund")

MassMutual Select T. Rowe Price Retirement 2060 Fund ("MM Select T. Rowe Price Retirement 2060 Fund")

MassMutual Select T. Rowe Price Retirement 2065 Fund ("MM Select T. Rowe Price Retirement 2065 Fund")

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the "MM Target Allocation Funds") invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC ("MML Advisers") and non-affiliated mutual funds (together, the "MM Target Allocation Underlying Funds").

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (the "MM RetireSMART by JPMorgan Funds") invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. ("J.P. Morgan") or its affiliates, and non-affiliated mutual funds (together, the "MM RetireSMART by JPMorgan Underlying Funds").

Notes to Portfolio of Investments (Unaudited) (Continued)

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the "MM Select T. Rowe Price Retirement Funds") invest their investable assets primarily in shares of MassMutual Funds and T. Rowe Price Funds (together, the "MM Select T. Rowe Price Underlying Funds"). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the ("Underlying Funds").

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s ("SEC") EDGAR database on its website at http://www.sec.gov.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds’ "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2023. The MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of December 31, 2023. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2023, for the remaining Funds' investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$13,808,217	$—	$13,808,217
Corporate Debt	—	190,694,755	—	190,694,755
Municipal Obligations	—	5,304,456	—	5,304,456
Non-U.S. Government Agency Obligations	—	133,329,416	—	133,329,416
Sovereign Debt Obligations	—	4,538,677	—	4,538,677
U.S. Government Agency Obligations and Instrumentalities	—	338,490,686	—	338,490,686
U.S. Treasury Obligations	—	261,901,409	—	261,901,409
Common Stock	477,502	—	—	477,502
Short-Term Investments	13,775,725	96,460,325	—	110,236,050
Total Investments	$14,253,227	$1,044,527,941	$—	$1,058,781,168

Asset Derivatives
Forward Contracts	$—	$5,101	$—	$5,101
Futures Contracts	3,118,255	—	—	3,118,255
Total	$3,118,255	$5,101	$—	$3,123,356

Liability Derivatives
Forward Contracts	$—	$(349,953)	$—	$(349,953)
Futures Contracts	(289,708)	—	—	(289,708)
Swap Agreements	—	(179,282)	—	(179,282)
Total	$(289,708)	$(529,235)	$—	$(818,943)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$6,532,848	$—	$6,532,848
Corporate Debt	—	100,748,361	—	100,748,361
Non-U.S. Government Agency Obligations	—	30,491,059	—	30,491,059
Sovereign Debt Obligations	—	14,278,101	—	14,278,101
U.S. Government Agency Obligations and Instrumentalities	—	153,286,380	—	153,286,380
U.S. Treasury Obligations	—	86,323,531	—	86,323,531
Purchased Options	90,989	11,838	—	102,827
Short-Term Investments	4,693,315	7,440,501	—	12,133,816
Total Investments	$4,784,304	$399,112,619	$—	$403,896,923

Asset Derivatives
Forward Contracts	$—	$760,339	$—	$760,339
Futures Contracts	8,611,803	—	—	8,611,803
Swap Agreements	—	2,149,635	—	2,149,635
Total	$8,611,803	$2,909,974	$—	$11,521,777

Liability Derivatives
Forward Contracts	$—	$(178,735)	$—	$(178,735)
Futures Contracts	(2,240,540)	—	—	(2,240,540)
Swap Agreements	—	(334,135)	—	(334,135)
Written Options	(167,224)	(10,045)	—	(177,269)
Total	$(2,407,764)	$(522,915)	$—	$(2,930,679)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$286,251,596	$6,442,002	*	$—	$292,693,598
Preferred Stock	—	1,922,333	*	—	1,922,333
Mutual Funds	2,417,607	—		—	2,417,607
Short-Term Investments	214,680	2,332,474		—	2,547,154
Total Investments	$288,883,883	$10,696,809		$—	$299,580,692

Notes to Portfolio of Investments (Unaudited) (Continued)

Fundamental Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$429,723,184	$—	$—	$429,723,184
Short-Term Investments	2,027,172	7,673,615	—	9,700,787
Total Investments	$431,750,356	$7,673,615	$—	$439,423,971

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,655,450,556	$—	$—	$2,655,450,556
Short-Term Investments	—	5,860,691	—	5,860,691
Total Investments	$2,655,450,556	$5,860,691	$—	$2,661,311,247

Asset Derivatives
Futures Contracts	$134,759	$—	$—	$134,759

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$609,948,321	$11,694,450	*	$—	$621,642,771
Preferred Stock	—	3,440,735	*	—	3,440,735
Short-Term Investments	368,323	17,249,920		—	17,618,243
Total Investments	$610,316,644	$32,385,105		$—	$642,701,749

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,315,097,478	$3,064,693	$3,039,637	$2,321,201,808
Preferred Stock	—	—	3,882,992	3,882,992
Corporate Debt	—	2,792,593	—	2,792,593
Short-Term Investments	882,041	20,405,990	—	21,288,031
Total Investments	$2,315,979,519	$26,263,276	$6,922,629	$2,349,165,424

Notes to Portfolio of Investments (Unaudited) (Continued)

Growth Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$145,059,406	$—	$—	$145,059,406
Short-Term Investments	2,922,746	1,123,127	—	4,045,873
Total Investments	$147,982,152	$1,123,127	$—	$149,105,279

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$88,098,927	$2,523,091	*	$—	$90,622,018
Preferred Stock	—	257,302	*	—	257,302
Short-Term Investments	—	2,833,902		—	2,833,902
Total Investments	$88,098,927	$5,614,295		$—	$93,713,222
Liability Derivatives
Forward Contracts	$—	$(23,026)		$—	$(23,026)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$51,622,483	$—	$—	$51,622,483
Short-Term Investments	310,200	1,516,970	—	1,827,170
Total Investments	$51,932,683	$1,516,970	$—	$53,449,653

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$198,803,648	$362,308	*	$—	$199,165,956
Rights	—	1,228	*	—	1,228
Short-Term Investments	502,448	1,960,227		—	2,462,675
Total Investments	$199,306,096	$2,323,763		$—	$201,629,859
Liability Derivatives
Forward Contracts	$—	$(3,301)		$—	$(3,301)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$5,192,306,517	$2,321,887	$—	$5,194,628,404
Preferred Stock	—	—	13,633,255	13,633,255
Short-Term Investments	10,917,446	113,443,087	—	124,360,533
Total Investments	$5,203,223,963	$115,764,974	$13,633,255	$5,332,622,192

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$829,085,436	$—	$—	$829,085,436
Mutual Funds	6,389,496	—	—	6,389,496
Short-Term Investments	3,904,167	7,324,894	—	11,229,061
Total Investments	$839,379,099	$7,324,894	$—	$846,703,993

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$5,563,665	$—	$5,563,665
Belgium	1,675,711	4,113,658	—	5,789,369
Canada	15,468,076	—	—	15,468,076
China	1,316,178	10,194,958	—	11,511,136
Denmark	—	11,281,476	—	11,281,476
France	—	77,067,147	—	77,067,147
Germany	—	71,363,396	—	71,363,396
Hong Kong	—	12,123,696	—	12,123,696
India	—	7,325,693	—	7,325,693
Indonesia	—	221,790	—	221,790
Ireland	7,723,678	1,404,249	—	9,127,927
Israel	2,887,884	—	—	2,887,884
Italy	—	12,562,608	—	12,562,608
Japan	—	52,576,162	—	52,576,162
Luxembourg	—	2,551,697	—	2,551,697
Netherlands	—	15,003,427	—	15,003,427
Portugal	—	2,265,985	—	2,265,985
Republic of Korea	—	6,414,668	—	6,414,668
Singapore	—	3,693,706	—	3,693,706
Spain	—	5,721,610	—	5,721,610
Sweden	—	6,588,856	—	6,588,856
Switzerland	—	36,101,444	—	36,101,444
Taiwan	3,586,128	—	—	3,586,128
United Kingdom	—	52,853,529	—	52,853,529
United States	4,766,289	39,699,078	—	44,465,367
Preferred Stock*
Republic of Korea	—	2,902,954	—	2,902,954
Short-Term Investments	—	10,268,804	—	10,268,804
Total Investments	$37,423,944	$449,864,256	$—	$487,288,200

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$—	$33,068,424	$—		$33,068,424
Austria	—	8,932,077	—		8,932,077
Belgium	—	3,654,746	—		3,654,746
Brazil	6,853,395	25,233,551	—		32,086,946
Canada	65,058,486	—	—		65,058,486
Chile	2,778,478	2,693,968	—		5,472,446
China	39,383,575	98,283,789	—		137,667,364
Denmark	6,200,482	11,077,419	—		17,277,901
Finland	—	9,761,405	—		9,761,405
France	—	105,981,857	—		105,981,857
Germany	—	98,693,640	—		98,693,640
Guatemala	—	1,477,685	—		1,477,685
Hong Kong	—	24,565,126	—		24,565,126
Hungary	—	5,766,749	—		5,766,749
India	2,263,584	68,004,040	—		70,267,624
Indonesia	—	12,089,055	—		12,089,055
Ireland	2,718,328	—	—		2,718,328
Italy	1,398,686	27,456,869	—		28,855,555
Japan	—	215,473,028	—		215,473,028
Luxembourg	—	2,560,370	—		2,560,370
Macau	—	4,303,721	—		4,303,721
Malaysia	—	4,089,234	—		4,089,234
Mexico	13,165,472	1,480,594	—		14,646,066
Netherlands	3,901,348	70,373,876	—		74,275,224
Norway	—	13,792,460	—		13,792,460
Peru	695,525	—	—		695,525
Philippines	—	4,810,646	—		4,810,646
Poland	—	2,334,574	—		2,334,574
Portugal	—	10,813,779	—		10,813,779
Republic of Korea	2,084,195	60,847,469	—		62,931,664
Russia	—	—	—	+	—
Saudi Arabia	—	17,196,652	—		17,196,652
Singapore	1,805,166	10,256,547	—		12,061,713
South Africa	—	12,384,657	—		12,384,657
Spain	—	11,691,839	—		11,691,839
Sweden	—	32,218,487	—		32,218,487
Switzerland	—	53,656,977	—		53,656,977
Taiwan	—	57,012,278	—		57,012,278
Thailand	2,261,260	4,693,747	—		6,955,007
United Arab Emirates	—	1,549,106	—		1,549,106
United Kingdom	22,804,502	116,797,364	—		139,601,866
United States	24,758,317	65,886,614	408,531		91,053,462
Preferred Stock*
Brazil	—	2,590,972	—		2,590,972
Germany	—	7,573,633	—		7,573,633
United States	—	—	24,533		24,533
Warrants	—	—	—	+	—
Rights	3,862	—	—	+	3,862
Short-Term Investments	33,364,470	598,890	—		33,963,360
Total Investments	$231,499,131	$1,321,727,914	$433,064		$1,553,660,109

Liability Derivatives
Written Options	$—	$(24,783)	$—		$(24,783)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$299,972,756	$2,577	*	$—		$299,975,333
Rights	—	—		—	+	—
Short-Term Investments	—	2,246,162		—		2,246,162
Total Investments	$299,972,756	$2,248,739		$—		$302,221,495

Asset Derivatives
Futures Contracts	$38,535	$—		$—		$38,535

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$6,087,578	$—	$6,087,578
Corporate Debt	—	153,813,701	—	153,813,701
Municipal Obligations	—	356,247	—	356,247
Non-U.S. Government Agency Obligations	—	38,792,608	—	38,792,608
Sovereign Debt Obligations	—	103,435,747	—	103,435,747
U.S. Government Agency Obligations and Instrumentalities	—	124,649,859	—	124,649,859
U.S. Treasury Obligations	—	154,577,802	—	154,577,802
Purchased Options	—	23,527	—	23,527
Short-Term Investments	30,810,918	20,360,441	—	51,171,359
Total Investments	$30,810,918	$602,097,510	$—	$632,908,428

Asset Derivatives
Forward Contracts	$—	$1,576,181	$—	$1,576,181
Futures Contracts	1,644,797	—	—	1,644,797
Swap Agreements	—	3,088,789	—	3,088,789
Total	$1,644,797	$4,664,970	$—	$6,309,767

Liability Derivatives
Forward Contracts	$—	$(4,914,109)	$—	$(4,914,109)
Futures Contracts	(386,666)	—	—	(386,666)
Swap Agreements	—	(1,761,851)	—	(1,761,851)
Written Options	—	(5,539)	—	(5,539)
Total	$(386,666)	$(6,681,499)	$—	$(7,068,165)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Emerging Markets Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$22,429,652	$—	$22,429,652
Sovereign Debt Obligations	—	56,769,914	—	56,769,914
Short-Term Investments	2,114,160	973,908	—	3,088,068
Total Investments	$2,114,160	$80,173,474	$—	$82,287,634

Asset Derivatives
Forward Contracts	$—	$8,986	$—	$8,986
Futures Contracts	310,900	—	—	310,900
Total	$310,900	$8,986	$—	$319,886

Liability Derivatives
Forward Contracts	$—	$(158,165)	$—	$(158,165)
Futures Contracts	(48,367)	—	—	(48,367)
Total	$(48,367)	$(158,165)	$—	$(206,532)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,288,873,835	$11,090,167	$3,286,089	$2,303,250,091
Preferred Stock	—	7,387,241	4,526,214	11,913,455
Short-Term Investments	23,416,322	—	—	23,416,322
Total Investments	$2,312,290,157	$18,477,408	$7,812,303	$2,338,579,868

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$517,275	$—	$517,275
Municipal Obligations	—	237,607	—	237,607
Non-U.S. Government Agency Obligations	—	110,564	—	110,564
U.S. Government Agency Obligations and Instrumentalities	—	237,106	—	237,106
U.S. Treasury Obligations	—	200,708,311	—	200,708,311
Short-Term Investments	6,580,644	1,057,770	—	7,638,414
Total Investments	$6,580,644	$202,868,633	$—	$209,449,277

Asset Derivatives
Forward Contracts	$—	$98,179	$—	$98,179
Futures Contracts	153,931	—	—	153,931
Swap Agreements	—	282,501	—	282,501
Total	$153,931	$380,680	$—	$534,611

Liability Derivatives
Forward Contracts	$—	$(121,302)	$—	$(121,302)
Futures Contracts	(79,611)	—	—	(79,611)
Swap Agreements	—	(14,860)	—	(14,860)
Written Options	(333,703)	—	—	(333,703)
Total	$(413,314)	$(136,162)	$—	$(549,476)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$—	$31,887,487	$—		$31,887,487
Austria	—	1,269,333	—		1,269,333
Bahrain	303,186	—	—		303,186
Belgium	—	2,042,054	—		2,042,054
Bosnia and Herzegowina	—	653,206	—		653,206
Brazil	8,835,183	—	—		8,835,183
Burkina Faso	1,594,421	—	—		1,594,421
Canada	33,364,537	—	—		33,364,537
Chile	830,012	320,360	—		1,150,372
China	—	962,327	—		962,327
Egypt	—	384,718	—		384,718
France	—	5,806,850	—		5,806,850
Germany	—	1,369,611	—		1,369,611
Ghana	867,750	—	—		867,750
Hong Kong	—	2,237,021	—		2,237,021
India	—	793,789	—		793,789
Japan	—	10,540,599	—		10,540,599
Kazakhstan	—	771,744	—		771,744
Luxembourg	—	1,467,257	—		1,467,257
Mexico	2,979,604	—	—		2,979,604
Netherlands	—	3,075,654	—		3,075,654
Norway	526,747	3,111,663	—		3,638,410
Portugal	—	809,878	—		809,878
Republic of Korea	—	934,917	—		934,917
Russia	—	—	—	+	—
Singapore	—	1,805,246	—		1,805,246
South Africa	—	6,447,645	—		6,447,645
Spain	—	497,880	—		497,880
Sweden	—	3,003,098	—		3,003,098
United Kingdom	3,514,822	4,853,417	—		8,368,239
United States	191,007,552	1,820,010	—		192,827,562
Vietnam	2,264,155	—	—		2,264,155
Zambia	242,080	—	—		242,080
Preferred Stock
United States	—	—	1,684,739		1,684,739
Mutual Funds	4,580,380	—	—		4,580,380
Purchased Options	—	14,191	—		14,191
Short-Term Investments	18,437,288	2,644,639	—		21,081,927
Total Investments	$269,347,717	$89,524,594	$1,684,739		$360,557,050

Asset Derivatives
Forward Contracts	$—	$422,850	$—		$422,850
Futures Contracts	910,700	—	—		910,700
Swap Agreements	—	1,005	—		1,005
Total	$910,700	$423,855	$—		$1,334,555

Liability Derivatives
Forward Contracts	$—	$(143,671)	$—		$(143,671)
Futures Contracts	(73,123)	—	—		(73,123)
Swap Agreements	—	(19,632)	—		(19,632)
Total	$(73,123)	$(163,303)	$—		$(236,426)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$763,843,162	$8,873,076	*	$1,113,357	$773,829,595
Preferred Stock	—	985,290	*	8,474,836	9,460,126
Corporate Debt	—	97,219		—	97,219
Warrants	718	—		9,675	10,393
Short-Term Investments	23,116,046	1,013,821		—	24,129,867
Total Investments	$786,959,926	$10,969,406		$9,597,868	$807,527,200

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations and Instrumentalities	$—	$311,332	$—	$311,332
U.S. Treasury Obligations	—	153,443,008	—	153,443,008
Short-Term Investments	70	—	—	70
Total Investments	$70	$153,754,340	$—	$153,754,410

Asset Derivatives
Futures Contracts	$257,153	$—	$—	$257,153

Liability Derivatives
Futures Contracts	$(55,616)	$—	$—	$(55,616)
Written Options	(236,594)	—	—	(236,594)
Total	$(292,210)	$—	$—	$(292,210)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
+	Represents a security at $0 value as of December 31, 2023.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,066,134,721	$20,095,473	$(27,449,026)	$(7,353,553)
Strategic Bond Fund	419,563,250	4,456,950	(20,123,277)	(15,666,327)
Diversified Value Fund	243,163,729	59,923,442	(3,506,479)	56,416,963
Fundamental Value Fund	353,288,919	92,819,457	(6,684,405)	86,135,052
S&P 500 Index Fund	1,381,239,581	1,337,187,838	(57,116,172)	1,280,071,666
Equity Opportunities Fund	520,694,479	129,955,971	(7,948,701)	122,007,270
Fundamental Growth Fund	22,912,614	4,746,337	(531,229)	4,215,108
Blue Chip Growth Fund	1,433,607,918	984,770,942	(69,213,436)	915,557,506
Growth Opportunities Fund	117,914,009	36,790,657	(5,599,387)	31,191,270
Mid Cap Value Fund	88,836,885	8,694,329	(3,817,992)	4,876,337
Small Cap Value Equity Fund	47,044,201	9,065,095	(2,659,643)	6,405,452
Small Company Value Fund	196,485,224	21,052,984	(15,908,349)	5,144,635
Mid Cap Growth Fund	4,158,165,686	1,308,479,332	(134,022,826)	1,174,456,506
Small Cap Growth Equity Fund	727,804,959	151,112,654	(32,213,620)	118,899,034
Overseas Fund	406,810,830	97,609,577	(17,132,207)	80,477,370
MM Select T. Rowe Price International Equity Fund	1,375,279,326	263,009,229	(84,628,446)	178,380,783
20/80 Allocation Fund	191,066,450	932,507	(15,970,484)	(15,037,977)
40/60 Allocation Fund	194,286,083	1,881,739	(17,508,323)	(15,626,584)
60/40 Allocation Fund	174,641,099	2,512,732	(11,589,060)	(9,076,328)
80/20 Allocation Fund	129,953,701	2,623,293	(6,179,953)	(3,556,660)
MM RetireSMART by JPMorgan In Retirement Fund	79,363,464	896,731	(4,405,835)	(3,509,104)
MM RetireSMART by JPMorgan 2020 Fund	124,303,246	1,444,548	(4,822,346)	(3,377,798)
MM RetireSMART by JPMorgan 2025 Fund	147,573,091	1,551,937	(8,035,738)	(6,483,801)
MM RetireSMART by JPMorgan 2030 Fund	279,128,912	4,793,255	(10,315,289)	(5,522,034)
MM RetireSMART by JPMorgan 2035 Fund	167,972,074	2,093,150	(8,079,101)	(5,985,951)
MM RetireSMART by JPMorgan 2040 Fund	203,531,034	5,167,123	(5,422,399)	(255,276)
MM RetireSMART by JPMorgan 2045 Fund	126,310,821	2,007,362	(4,756,031)	(2,748,669)
MM RetireSMART by JPMorgan 2050 Fund	147,158,168	4,069,184	(1,359,907)	2,709,277
MM RetireSMART by JPMorgan 2055 Fund	69,781,748	1,227,712	(2,007,410)	(779,698)
MM RetireSMART by JPMorgan 2060 Fund	24,518,248	681,684	(411,704)	269,980
MM RetireSMART by JPMorgan 2065 Fund	924,104	28,345	(4,312)	24,033
Equity Asset Fund	228,524,644	77,535,039	(3,838,188)	73,696,851
MM Select T. Rowe Price Bond Asset Fund	649,543,461	9,738,450	(26,373,483)	(16,635,033)
MM Select T. Rowe Price Emerging Markets Bond Fund	90,440,399	1,675,333	(9,828,098)	(8,152,765)
MM Select T. Rowe Price Large Cap Blend Fund	1,976,304,094	383,908,295	(21,632,521)	362,275,774
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	212,518,793	313,786	(3,383,302)	(3,069,516)
MM Select T. Rowe Price Real Assets Fund	348,341,631	25,560,050	(13,344,631)	12,215,419
MM Select T. Rowe Price Small and Mid Cap Blend Fund	682,944,719	161,498,285	(36,915,804)	124,582,481
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	186,374,221	936,381	(33,556,192)	(32,619,811)
MM Select T. Rowe Price Retirement Balanced Fund	219,003,305	1,717,340	(16,207,120)	(14,489,780)
MM Select T. Rowe Price Retirement 2005 Fund	18,231,465	389,562	(971,123)	(581,561)
MM Select T. Rowe Price Retirement 2010 Fund	107,293,646	1,143,016	(7,724,551)	(6,581,535)
MM Select T. Rowe Price Retirement 2015 Fund	118,145,490	1,074,743	(8,098,229)	(7,023,486)
MM Select T. Rowe Price Retirement 2020 Fund	525,185,183	6,931,515	(36,812,432)	(29,880,917)
MM Select T. Rowe Price Retirement 2025 Fund	560,065,387	4,594,445	(36,972,081)	(32,377,636)
MM Select T. Rowe Price Retirement 2030 Fund	1,394,277,368	26,534,167	(61,261,504)	(34,727,337)
MM Select T. Rowe Price Retirement 2035 Fund	775,742,259	8,103,194	(24,048,339)	(15,945,145)
MM Select T. Rowe Price Retirement 2040 Fund	1,307,258,216	40,341,891	(31,519,602)	8,822,289
MM Select T. Rowe Price Retirement 2045 Fund	640,260,924	8,908,969	(12,016,308)	(3,107,339)
MM Select T. Rowe Price Retirement 2050 Fund	943,936,684	24,912,655	(14,337,624)	10,575,031
MM Select T. Rowe Price Retirement 2055 Fund	433,428,953	5,423,485	(6,724,312)	(1,300,827)
MM Select T. Rowe Price Retirement 2060 Fund	254,549,430	2,380,418	(2,327,945)	52,473
MM Select T. Rowe Price Retirement 2065 Fund	1,940,538	96,217	(173)	96,044

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date and is not expected to have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

5. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds or Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s or an Underlying Fund's investments, even beyond any direct exposure the Fund or the Underlying Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's or an Underlying Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund or an Underlying Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

6. Subsequent Events

Management has evaluated the events and transactions subsequent to  December 31, 2023, through the date when the Portfolios of Investments were issued,  and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below:

Effective January 1, 2024, certain of the Funds have changed their distribution frequency and therefore dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.